UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05059
                                                     ---------

                                 Highmark Funds
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               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                         San Francisco, California 94104
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               (Address of principal executive offices) (Zip code)

                                  John M. Loder
                                Ropes & Gray, LLP
                       One Embarcadero Center, Suite 2200
                         San Francisco, California 94111
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                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-433-6884
                                                           --------------

                     Date of fiscal year end: July 31, 2008
                                              --------------

                   Date of reporting period: January 31, 2008
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
                                                             JANUARY 31, 2008
--------------------------------------------------------------------------------

      HIGHMARK
         The smarter approach to investing.

      SEMI-ANNUAL
      --------------------------------------------------------------------------
                 REPORT

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                                                [HIGHMARK FUNDS LOGO OMITTED](R)

                               TABLE OF CONTENTS

management's discussion of fund performance
   balanced fund ........................................................      2
   cognitive value fund .................................................      4
   core equity fund .....................................................      6
   enhanced growth fund .................................................      8
   international opportunities fund .....................................     10
   large cap growth fund ................................................     12
   large cap value fund .................................................     14
   small cap advantage fund .............................................     16
   small cap value fund .................................................     18
   value momentum fund ..................................................     20
   capital growth allocation fund .......................................     22
   diversified equity allocation fund ...................................     24
   growth & income allocation fund ......................................     26
   income plus allocation fund ..........................................     28
   bond fund ............................................................     30
   california intermediate tax-free bond fund ...........................     32
   national intermediate tax-free bond fund .............................     34
   short term bond fund .................................................     36
   california tax-free money market fund ................................     38
   taxable money market funds ...........................................     39

disclosure of fund expenses .............................................     40

schedules of investments ................................................     43

statements of assets and liabilities ....................................    104

statements of operations ................................................    112

statements of changes in net assets .....................................    116

financial highlights ....................................................    122

notes to financial statements ...........................................    132

fund information ........................................................    149

service providers & board of trustees ...................................    156

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This report and the financial  statements contained herein are submitted for the general  information  of  HighMark  Funds'  shareholders.  This  report  is  not
authorized  for  distribution  to  prospective   investors  unless  preceded  or
accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank of California, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. PFPC Distributors, Inc. serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank of California, N.A.

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BALANCED FUND

                        TOP TEN HOLDINGS+

COMPANY*                                                     % OF
                                                          PORTFOLIO

GENERAL ELECTRIC                                             4.1%

EXXON MOBIL                                                  2.8

PROCTER & GAMBLE                                             2.2

JPMORGAN CHASE                                               2.0

MICROSOFT                                                    2.0

ClSCO SYSTEMS                                                1.9

BANK OF AMERICA                                              1.9

SUNCOR ENERGY                                                1.8

DANAHER                                                      1.8

AMERICAN INTERNATIONAL GROUP                                 1.7

                          FUND SECTORS+

SECTOR                                                       % OF
                                                          PORTFOLIO

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS          13.5%

INFORMATION TECHNOLOGY                                      12.6

FINANCIALS                                                  11.8

INDUSTRIALS                                                  9.8

ENERGY                                                       8.9

CONSUMER STAPLES                                             8.8

HEALTH CARE                                                  8.3

CONSUMER DISCRETIONARY                                       6.4

REPURCHASE AGREEMENT                                         4.0

ASSET-BACKED SECURITIES                                      3.9

U.S. TREASURY OBLIGATIONS                                    3.7

UTILITIES                                                    3.2

MATERIALS                                                    2.3

TELECOMMUNICATIONS                                           1.5

FOREIGN GOVERNMENTS                                          1.3

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ending January 31, 2008, HighMark Balanced Fund (the "Fund") produced a total return of -1.57% (Fiduciary Shares). In comparison, for the same period the unmanaged S&P 500 Composite Index returned -4.32%, the Lehman Brothers U.S. Aggregate Bond Index returned 6.82% and the unmanaged blended index of 60% S&P 500 Composite Index and 40% Lehman Brothers U.S. Aggregate Bond Index returned 0.13%.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions occurred during the reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate five times during the period, from 5.25% to 3%. Liquidity in the financial markets was constrained, although pressure eased near the end of 2007 with the Federal Reserve's decision to make more short-term funds available to the market. The Federal Reserve was initially reluctant to do so over concerns that rising commodity prices and a weak dollar were contributing to inflation. As oil climbed toward $100 per barrel and gold approached $900 per ounce, the consumer price index recorded its largest annual gain since 1990 - an increase of 4.1%. However, as job growth slowed and unemployment moved higher, inflation concerns once again gave way to concern over the economy.

During the reporting period, the equity portion of the Fund's performance was positively affected by investments in the energy sector and the consumer staples sector, but was negatively affected by investments in the consumer discretionary sector and the financial sector. Top contributors to the Fund's performance during the reporting period were the Fund's holdings in Occidental Petroleum, Suncor Energy, Danaher, Microsoft and ITC Holdings. Holdings that detracted from the Fund's performance include General Electric, Citigroup and XL Capital.

Credit quality was a key performance factor in the fixed income portion of the Fund, as lower quality securities underperformed higher quality securities during the reporting period. Treasuries performed well during the period, rising 4% in the fourth quarter of 2007 alone. However, all non-treasury, fixed-income sector returns lagged significantly during the period. As a result, the Fund's overweight in the non-treasury, fixed-income sector detracted from performance.


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HIGHMARK BALANCED FUND INVESTMENT OBJECTIVE

HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KENNETH WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BALANCED FUND VERSUS THE S&P 500 INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX AND 40% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                                                                         Morningstar
             HighMark         HighMark        HighMark         HighMark        60/40 Hybrid             Lehman Brothers    Moderate
          Balanced Fund,   Balanced Fund,  Balanced Fund,   Balanced Fund,   of the following  S&P 500  U.S. Aggregate    Allocation
         Fiduciary Shares  Class A Shares  Class B Shares+  Class C Shares+     two Indexes:   Index++   Bond Index++      Category
7/31/97       $10,000          $ 9,450         $10,000          $10,000           $10,000      $10,000      $10,000        $10,000
   7/98       $10,731          $10,123         $10,699          $10,731           $11,481      $11,929      $10,787        $10,978
   7/99       $11,800          $11,099         $11,652          $11,800           $13,029      $14,339      $11,056        $12,067
   7/00       $12,069          $11,324         $11,807          $11,998           $14,075      $15,625      $11,716        $12,872
   7/01       $11,363          $10,628         $11,017          $11,192           $13,520      $13,386      $13,202        $12,760
   7/02       $ 9,745          $ 9,090         $ 9,363          $ 9,513           $11,911      $10,223      $14,196        $11,222
   7/03       $10,456          $ 9,740         $ 9,961          $10,121           $12,998      $11,311      $14,966        $12,146
   7/04       $11,294          $10,486         $10,660          $10,828           $14,284      $12,801      $15,690        $13,245
   7/05       $12,346          $11,437         $11,546          $11,721           $15,766      $14,600      $16,442        $14,849
   7/06       $12,812          $11,839         $11,881          $12,063           $16,373      $15,385      $16,682        $15,581
   7/07       $14,281          $13,158         $13,121          $13,327           $18,319      $17,867      $17,609        $17,496
  01/08       $14,057          $12,934         $12,865          $13,059           $18,343      $17,095      $18,810        $17,248

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS
                               SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE      EXPENSE
                                 RETURN     RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++
------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                 -1.57%      0.30%       5.66%        8.17%       3.12%        7.31%       1.12%
------------------------------------------------------------------------------------------------------------------
Class A Shares                   -1.70%      0.05%       5.39%        7.90%       2.86%        7.12%+      1.37%
------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*           -7.12%     -5.45%       3.43%        6.69%       2.28%        6.76%+      1.37%
------------------------------------------------------------------------------------------------------------------
Class B Shares                   -1.95%     -0.50%       4.73%        7.23%       2.21%+       6.76%+      1.87%
------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**          -6.42%     -5.01%       3.82%        6.92%       2.21%+       6.76%+      1.87%
------------------------------------------------------------------------------------------------------------------
Class C Shares                   -2.01%     -0.55%       4.73%        7.20%       2.37%+       6.85%+      1.87%
------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***         -2.90%     -1.45%       4.73%        7.20%       2.37%+       6.85%+      1.87%
------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY SHARES) TO NOVEMBER 13, 1992 (COMMENCEMENT OF CLASS A SHARES) TO APRIL 25, 1997 REFLECTS THE PERFORMANCE OF THE STEPSTONE BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++   Per prospectus.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.


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COGNITIVE VALUE FUND

                        TOP TEN HOLDINGS+

COMPANY*                                                     % OF
                                                          PORTFOLIO

ISHARES S&P SMALLCAP 600 VALUE INDEX FUND                    1.8%

MASSEY ENERGY                                                1.0

CASH AMERICA INTERNATIONAL                                   0.9

T-3 ENERGY SERVICES, CL 3                                    0.9

ODYSSEY RE HOLDINGS                                          0.9

LENNOX INTERNATIONAL                                         0.8

THOMAS & BETTS                                               0.8

RPM INTERNATIONAL                                            0.8

URS                                                          0.8

HARLEYSVILLE GROUP                                           0.8

                           FUND SECTORS+

SECTOR                                                       % OF
                                                          PORTFOLIO

FINANCIALS                                                  20.5%

INDUSTRIALS                                                 20.5

INFORMATION TECHNOLOGY                                      12.9

CONSUMER DISCRETIONARY                                      10.9

ENERGY                                                       7.7

HEALTH CARE                                                  7.2

MATERIALS                                                    7.1

CONSUMER STAPLES                                             4.6

UTILITIES                                                    4.4

REGISTERED INVESTMENT COMPANIES                              3.3

REPURCHASE AGREEMENT                                         0.7

TELECOMMUNICATIONS                                           0.2

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Cognitive Value Fund (the "Fund") produced a total return of -10.89% (Class M Shares). In comparison, the unmanaged S&P SmallCap 600/Citigroup Value Index returned -9.25% for the same period.

FACTORS AFFECTING PERFORMANCE

Despite a relatively successful beginning to the reporting period, performance during the month of January caused the Fund to underperform its benchmark.

The Fund has two main drivers of performance: its quantitative Behavioral Ranking Model (BRM) and its allocation to micro cap stocks. The Fund's stock holdings are, on average, smaller in market capitalization than those held in the index or by competitors. This difference resulted in a drag on returns as micro cap stocks underperformed larger small cap stocks over the six-month reporting period. While the Fund declined overall, the micro cap portion of the Fund was hit especially hard. This micro cap stock underperformance was partially attributable to the tighter lending standards banks implemented in 2007.

Unlike micro cap stocks, which were weak throughout the entire six-month period, the Fund's quantitative model worked well through the second half of 2007 and only underperformed at the end of the reporting period. This underperformance was largely due to quantitative hedge fund redemptions that were higher than normal during this period due to volatile market activity in the second half of 2007.


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HIGHMARK COGNITIVE VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
TOM MUDGE
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          HighMark Cognitive   HighMark Cognitive   HighMark Cognitive   HighMark Cognitive    S&P SmallCap   Morningstar
              Value Fund,          Value Fund,          Value Fund,          Value Fund,      600/Citigroup   Small Value
            Class M Shares      Fiduciary Shares      Class A Shares+      Class C Shares+    Value Index++     Category
5/31/01         $10,000              $10,000              $ 9,450              $10,000           $10,000        $10,000
   7/01         $10,070              $10,057              $ 9,509              $10,046           $10,343        $10,567
   7/02         $ 9,528              $ 9,494              $ 8,954              $ 9,412           $ 9,428        $ 9,267
   7/03         $10,412              $10,350              $ 9,738              $10,185           $10,879        $10,519
   7/04         $12,358              $12,255              $11,502              $11,970           $13,201        $11,464
   7/05         $15,317              $15,154              $14,186              $14,690           $16,614        $12,780
   7/06         $16,551              $16,361              $15,280              $15,721           $17,763        $13,256
   7/07         $18,534              $18,320              $17,041              $17,417           $20,066        $14,752
   1/08         $16,516              $16,327              $15,175              $15,437           $18,210        $13,230

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

                                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS
                               SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE
                                 RETURN     RETURN      RETURN       RETURN     INCEPTION    RATIO++
-----------------------------------------------------------------------------------------------------
Fiduciary Shares                -10.88%     -11.70%     5.99%+       13.97%+      7.63%+      1.24%
-----------------------------------------------------------------------------------------------------
Class A Shares                  -10.95%     -11.97%     5.69%+       13.66%+      7.35%+      1.49%
-----------------------------------------------------------------------------------------------------
Class A Shares w/load*          -15.82%     -16.79%     3.72%+       12.38%+      6.44%+      1.49%
-----------------------------------------------------------------------------------------------------
Class C Shares                  -11.37%     -12.66%     4.99%+       12.97%+      6.72%+      2.02%
-----------------------------------------------------------------------------------------------------
Class C Shares w/load**         -12.15%     -13.43%     4.99%+       12.97%+      6.72%+      2.02%
-----------------------------------------------------------------------------------------------------
Class M Shares                  -10.89%     -11.77%     6.05%        14.11%       7.81%       0.98%
-----------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN
LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++   Per prospectus.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.


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CORE EQUITY FUND

                       TOP TEN HOLDINGS+

COMPANY*                                                  % OF
                                                        PORTFOLIO

PFIZER                                                     4.5%

JOHNSON & JOHNSON                                          4.3

CHEVRON                                                    4.0

GENERAL ELECTRIC                                           3.7

CONOCOPHILLIPS                                             3.6

WAL-MART STORES                                            3.3

NORTHROP GRUMMAN                                           3.3

PEPSI BOTTLING GROUP                                       3.2

GOLDMAN SACHS GROUP                                        3.1

SYMANTEC                                                   3.0

                         FUND SECTORS+

SECTOR                                                    % OF
                                                        PORTFOLIO

FINANCIALS                                                17.9%

INFORMATION TECHNOLOGY                                    16.7

HEALTH CARE                                               12.4

INDUSTRIALS                                               12.1

ENERGY                                                    11.1

CONSUMER STAPLES                                           9.9

CONSUMER DISCRETIONARY                                     9.1

MATERIALS                                                  3.9

TELECOMMUNICATIONS                                         3.0

UTILITIES                                                  2.5

REPURCHASE AGREEMENT                                       1.4

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Core Equity Fund (the "Fund") produced a total return of -8.03% (Fiduciary Shares). In comparison, the unmanaged S&P 500 Index returned -4.32% for the same period.

FACTORS AFFECTING PERFORMANCE

The recent semi-annual period was challenging for the national economy and financial markets. During the reporting period, the Fund's quantitative stock selection strategy, which involves looking for companies with good value, momentum and high quality, came under pressure. The Fund was impacted by the continued shift to growth stocks and the decreasing performance of hedge funds with quantitative strategies. The Fund's core quantitative factors were overcome by significant hedge fund liquidations. In January, the Fund's relative performance improved significantly as the market began to see strong performance in the value and high-quality sectors.

With regards to specific stock selection, XL Capital, a non-life insurance company, was the Fund's largest detractor, with a decline of 41.5% for the period. The Morgan Stanley Group, a brokerage and asset management company, was also a negative contributor, returning -21.9% for the period. In this concerned financial market, Morgan Stanley's stock price also came under pressure due to its exposure to leveraged loans and mortgage-backed securities.

One of the Fund's larger holdings, Wal-Mart Stores, Inc., a discount retailer, appreciated 11.8% for the period. Assurant, Inc., a casualty insurance company, was the second largest contributor to the Fund's performance, returning 31.3% for the period. As the sub-prime crisis worsened and financial stocks fell, Assurant's stock rose on the premise that Assurant's specialty property insurance business would benefit.


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CORE EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            HighMark Core      HighMark Core      HighMark Core      HighMark Core
            Equity Fund,       Equity Fund,       Equity Fund,       Equity Fund,                        Morningstar Large
          Fiduciary Shares   Class A Shares+    Class B Shares+    Class C Shares+    S&P 500 Index++     Blend Category
5/31/00        $10,000            $ 9,450            $ 10,000           $ 10,000          $ 10,000            $ 10,000
   7/00        $ 9,768            $ 9,231            $  9,758           $  9,768          $ 10,087            $ 10,125
   7/01        $ 8,312            $ 7,829            $  8,230           $  8,312          $  8,642            $  8,879
   7/02        $ 6,296            $ 5,914            $  6,178           $  6,296          $  6,600            $  6,877
   7/03        $ 6,872            $ 6,441            $  6,685           $  6,872          $  7,302            $  7,495
   7/04        $ 7,546            $ 7,051            $  7,260           $  7,503          $  8,264            $  8,356
   7/05        $ 8,411            $ 7,849            $  8,030           $  8,298          $  9,425            $  9,570
   7/06        $ 9,213            $ 8,567            $  8,723           $  9,003          $  9,932            $ 10,045
   7/07        $10,559            $ 9,787            $  9,906           $ 10,227          $ 11,535            $ 11,633
  01/08        $ 9,711            $ 8,997            $  9,073           $  9,368          $ 11,037            $ 11,112

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------
                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE
                             RETURN     RETURN      RETURN       RETURN      INCEPTION   RATIO++
-------------------------------------------------------------------------------------------------
Fiduciary Shares             -8.03%      -8.71%      6.41%       10.41%       -0.38%      1.08%
-------------------------------------------------------------------------------------------------
Class A Shares               -8.07%      -8.95%      6.17%       10.14%       -0.64%+     1.34%
-------------------------------------------------------------------------------------------------
Class A Shares w/load*      -13.14%     -14.00%      4.19%        8.90%       -1.36%+     1.34%
-------------------------------------------------------------------------------------------------
Class B Shares               -8.41%      -9.48%      5.48%        9.46%       -1.26%+     1.83%
-------------------------------------------------------------------------------------------------
Class B Shares w/load**     -12.81%     -13.82%      4.57%        9.18%       -1.26%+     1.83%
-------------------------------------------------------------------------------------------------
Class C Shares               -8.40%      -9.46%      5.49%        9.62%+      -0.85%+     1.83%
-------------------------------------------------------------------------------------------------
Class C Shares w/load***     -9.28%     -10.33%      5.49%        9.62%+      -0.85%+     1.83%
-------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++   Per prospectus.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.


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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

ENHANCED GROWTH FUND

                        TOP TEN HOLDINGS+

COMPANY*                                                  % OF
                                                        PORTFOLIO

GOOGLE, Cl A                                               4.2%

APPLE                                                      3.8

CISCO SYSTEMS                                              3.4

HEWLETT-PACKARD                                            3.3

MICROSOFT                                                  3.3

POWERSHARES QQQ                                            3.2

RESEARCH IN MOTION                                         2.6

CORNING                                                    2.5

NOKIA ADR                                                  2.5

QUALCOMM                                                   2.3

                        FUND SECTORS+

SECTOR                                                    % OF
                                                        PORTFOLIO

INFORMATION TECHNOLOGY                                    79.8%

HEALTH CARE                                               11.4

REGISTERED INVESTMENT COMPANIES                            3.8

TELECOMMUNICATIONS                                         1.7

CONSUMER DISCRETIONARY                                     1.6

REPURCHASE AGREEMENT                                       1.3

INDUSTRIALS                                                0.4

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Enhanced Growth Fund (the "Fund") produced a total return of -7.32% (Class M Shares). In comparison, the unmanaged NASDAQ 100 Index returned -4.69% for the same period.

FACTORS AFFECTING PERFORMANCE

The information technology sector lost ground toward the end of 2007, then slid further in January 2008. While subprime fears hurt the financial sector during most of the reporting period, technology stocks were relatively immune until fears of a broader slowdown took hold. The technology sector, like all other areas of the stock market, then came under selling pressure that only intensified as fears of a U.S. recession became more widespread.

The Fund is primarily invested in stocks of information technology and health care companies. With respect to its investments in the information technology sector, the Fund suffered negative returns over the reporting period. The only two positive contributors within the information technology sector were the Internet software sub-sector and the systems software sub-sector. Negative contributors included semiconductor, semiconductor equipment, IT consulting and computer storage industries, which were largely responsible for the overall weakness over the reporting period. The Fund's bright spot came from the health care sector. The Fund invests in biotechnology, pharmaceuticals, health care equipment and industry groups, all of which were positive contributors to the Fund's total return for the reporting period.


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK ENHANCED GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX AND THE MORNINGSTAR SPECIALTY - TECHNOLOGY CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          HighMark Enhanced   HighMark Enhanced    HighMark Enhanced     HighMark Enhanced                           Morningstar
        Growth Fund, Class M     Growth Fund     Growth Fund, Class A  Growth Fund, Class C                          Specialty -
               Shares         Fiduciary Shares+        Shares+                Shares+        NASDAQ 100 Index++  Technology Category
5/30/01       $ 10,000            $ 10,000             $ 9,450               $ 10,000             $ 10,000            $ 10,000
   7/01       $  9,320            $  9,318             $ 8,799               $  9,303             $  9,465            $  8,836
   7/02       $  5,490            $  5,474             $ 5,158               $  5,426             $  5,413            $  6,185
   7/03       $  7,180            $  7,144             $ 6,711               $  7,025             $  7,196            $  7,020
   7/04       $  7,840            $  7,777             $ 7,292               $  7,595             $  7,910            $  7,651
   7/05       $  8,886            $  8,800             $ 8,223               $  8,522             $  9,100            $  8,530
   7/06       $  8,139            $  8,687             $ 7,488               $  7,745             $  8,595            $  8,297
   7/07       $ 10,328            $ 11,023             $ 9,461               $  9,725             $ 11,054            $ 10,575
   1/08       $  9,572            $ 10,172             $ 8,754               $  8,965             $ 10,536            $  9,709

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------
                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE
                             RETURN     RETURN      RETURN       RETURN      INCEPTION   RATIO++
-------------------------------------------------------------------------------------------------
Fiduciary Shares             -7.32%      0.64%      4.15%+       10.92%+      -0.83%+      1.25%
-------------------------------------------------------------------------------------------------
Class A Shares               -7.47%      0.21%      3.73%+       10.58%+      -1.15%+      1.49%
-------------------------------------------------------------------------------------------------
Class A Shares w/load*      -12.55%     -5.33%      1.80%+        9.35%+      -1.99%+      1.49%
-------------------------------------------------------------------------------------------------
Class C Shares               -7.81%     -0.43%      3.24%+       10.05%+      -1.63%+      1.92%
-------------------------------------------------------------------------------------------------
Class C Shares w/load**      -8.73%     -1.42%      3.24%+       10.05%+      -1.63%+      1.92%
-------------------------------------------------------------------------------------------------
Class M Shares               -7.32%      0.64%      4.23%        11.12%       -0.65%       0.97%
-------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++    Per prospectus.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

INTERNATIONAL OPPORTUNITIES FUND

                         TOP TEN HOLDINGS+

COMPANY*                                                  % OF
                                                        PORTFOLIO

NOKIA ADR                                                  1.8%

E.ON                                                       1.6

SIEMENS                                                    1.2

VODAFONE GROUP                                             1.1

NESTLE                                                     1.1

ROCHE HOLDING                                              1.0

TOYOTA MOTOR                                               0.9

DAIMLERCHRYSLER                                            0.7

TOTAL                                                      0.7

ABB                                                        0.7

                         FUND SECTORS+

SECTOR                                                    % OF
                                                        PORTFOLIO

FINANCIALS                                                19.8%

INDUSTRIALS                                               13.9

MATERIALS                                                 12.5

ENERGY                                                     8.6

CONSUMER DISCRETIONARY                                     8.4

CONSUMER STAPLES                                           7.3

TELECOMMUNICATIONS                                         7.1

HEALTH CARE                                                6.0

INFORMATION TECHNOLOGY                                     5.8

UTILITIES                                                  5.3

REPURCHASE AGREEMENT                                       4.2

REGISTERED INVESTMENT COMPANIES                            1.1

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark International Opportunities Fund (the "Fund") produced a total return of -6.23% (Class M Shares). In comparison, the unmanaged MSCI All-Country World ex-US Index returned -5.76% for the same period.

FACTORS AFFECTING PERFORMANCE

What began as a housing crisis in the U.S. quickly transformed into a broader liquidity and credit crisis during the first half of the Fund's fiscal year. This crisis negatively affected equity markets around the world and resulted in a 6.2% decline in global stocks during the reporting period. A dramatic disparity in returns in both developed and emerging markets countries also occurred during this period. In Europe, Germany's 2.8% decline was modest compared with a 16% fall in nearby Belgium. Finland produced solid 6.7% returns while neighbor Sweden declined 21.3%. Japan fell 11.5% as the country's exporters struggled with a strengthening Yen.

Results were better in emerging markets. Latin American markets led the way with an overall increase of 9.6%. Of the so-called BRIC countries (Brazil, Russia, India and China), India led with a 19.2% return, followed closely by Brazil with an 18.8% return; both China and Russia lagged with modest returns for the period of 3.4% and 2.4%, respectively.

For the reporting period, the Fund underperformed the benchmark. Positive contributions from the United Kingdom, Australia, India and Indonesia were balanced against negative contributions from Japan and Germany. The Fund benefited from being overweighted in India and China and underweighted in Japan.


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND INVESTMENT OBJECTIVE

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
PETER HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL-COUNTRY WORLD EX-US INDEX AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                HighMark           HighMark               HighMark             HighMark
             International       International         International        International                           Morningstar
          Opportunities Fund,  Opportunities Fund,  Opportunities Fund,  Opportunities Fund,   MCSI All-Country    Foreign Large
             Class M Shares     Fiduciary Shares+      Class A Shares+      Class C Shares+   World ex-US Index++  Blend Category
7/31/97         $ 10,000             $ 10,000             $  9,450             $ 10,000             $ 10,000          $ 10,000
   7/98         $ 11,158             $ 11,138             $ 10,501             $ 11,057             $  9,955          $  9,880
   7/99         $ 11,372             $ 11,333             $ 10,657             $ 11,165             $ 11,047          $ 10,890
   7/00         $ 12,516             $ 12,450             $ 11,680             $ 12,175             $ 12,213          $ 11,957
   7/01         $  9,481             $  9,414             $  8,812             $  9,138             $  9,429          $  9,142
   7/02         $  8,096             $  8,024             $  7,492             $  7,731             $  7,969          $  7,658
   7/03         $  8,953             $  8,859             $  8,250             $  8,470             $  8,648          $  8,253
   7/04         $ 11,100             $ 10,964             $ 10,184             $ 10,406             $ 10,797          $ 10,241
   7/05         $ 14,068             $ 13,870             $ 12,854             $ 13,066             $ 13,430          $ 12,662
   7/06         $ 18,003             $ 17,750             $ 16,401             $ 16,560             $ 16,735          $ 15,596
   7/07         $ 23,311             $ 22,950             $ 21,158             $ 21,204             $ 21,412          $ 19,276
   1/08         $ 21,859             $ 21,509             $ 19,804             $ 19,805             $ 20,179          $ 18,202

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR        SINCE     EXPENSE
                             RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares             -6.28%      5.52%      18.23%+      23.51%+      8.35%+       8.84%+      1.49%
--------------------------------------------------------------------------------------------------------------
Class A Shares               -6.40%      5.30%      17.91%+      23.20%+      8.06%+       8.57%+      1.75%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*      -11.58%     -0.47%      15.72%+      21.84%+      7.45%+       8.35%+      1.75%
--------------------------------------------------------------------------------------------------------------
Class C Shares               -6.60%      4.59%      17.16%+      22.50%+      7.49%+       8.01%+      2.24%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load**      -7.49%      3.60%      17.16%+      22.50%+      7.49%+       8.01%+      2.24%
--------------------------------------------------------------------------------------------------------------
Class M Shares               -6.23%      5.69%      18.31%       23.66%       8.50%        9.02%       1.22%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM,

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM AN UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. EMERGING MARKETS INVESTMENTS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS.

 + The performance presented links the performance of Class M Shares from September 4, 1979 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++   Per prospectus.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

LARGE CAP GROWTH FUND

                       TOP TEN HOLDINGS+

COMPANY*                                                  % OF
                                                        PORTFOLIO

DEUTSCHE BANK                                              6.4%

PROCTOR & GAMBLE                                           4.4

MICROSOFT                                                  4.1

CISCO SYSTEMS                                              4.1

GENERAL ELECTRIC                                           3.9

GOOGLE, CIA                                                2.9

GILEAD SCIENCES                                            2.8

PEPSICO                                                    2.6

ALTRIA GROUP                                               2.1

CVS CAREMARK                                               2.1

                         FUND SECTORS+

SECTOR                                                    % OF
                                                        PORTFOLIO

INFORMATION TECHNOLOGY                                    24.0%

CONSUMER STAPLES                                          14.7

HEALTH CARE                                               14.2

INDUSTRIALS                                               12.4

ENERGY                                                    10.1

CONSUMER DISCRETIONARY                                     8.5

REPURCHASE AGREEMENT                                       6.4

MATERIALS                                                  3.8

FINANCIALS                                                 2.9

UTILITIES                                                  2.2

TELECOMMUNICATIONS                                         0.8

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Large Cap Growth Fund (the "Fund") produced a total return of -3.59% (Fiduciary Shares). In comparison, the unmanaged S&P 500/Citigroup Growth Index returned -4.00% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions continued during the reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate five times during the period, from 5.25% to 3%. Liquidity in the financial markets was constrained, although pressure eased near the end of 2007 with the Federal Reserve's decision to make more short-term funds available to the market. The Federal Reserve was initially reluctant to do so over concerns that rising commodity prices and a weak dollar were contributing to inflation. As oil climbed toward $100 per barrel and gold approached $900 per ounce, the consumer price index recorded its largest annual gain since 1990 an increase of 4.1%. However, as job growth slowed and unemployment moved higher, inflation jitters once again gave way to concern over the economy.

During the reporting period, the Fund benefited from its overweighting to the materials, energy and consumer staples sector and its underweighting to the consumer discretionary sector. The Fund was negatively affected by an underweighting in the health care sector and certain areas of the technology sector, specifically the semi-conductor and communication equipment industries. Holdings that contributed positively to the Fund's performance include Monsanto in the materials sector and Procter & Gamble in the consumer staples sector. Holdings that detracted from the Fund's performance include Cisco Systems and Intersil, both in the information technology sectors.


--------------------------------------------------------------------------------
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

                         [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEN WEMER
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX, THE S&P 500/ CITIGROUP GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               HighMark         HighMark         HighMark          HighMark
               Large Cap        Large Cap        Large Cap         Large Cap                        S&P 500/        Morningstar
             Growth Fund,      Growth Fund,     Growth Fund,     Growth Fund,    Russell 1000       Citigroup      Large Growth
           Fiduciary Shares   Class A Shares   Class B Shares+  Class C Shares+  Growth Index++   Growth Index++      Category
 7/31/97        $ 10,000         $  9,450         $ 10,000         $ 10,000        $ 10,000         $ 10,000         $ 10,000
    7/98        $ 12,259         $ 11,554         $ 12,206         $ 12,259        $ 11,992         $ 12,264         $ 11,826
    7/99        $ 14,372         $ 13,508         $ 14,191         $ 14,372        $ 14,875         $ 15,420         $ 14,728
    7/00        $ 15,972         $ 14,977         $ 15,635         $ 15,886        $ 18,501         $ 18,954         $ 18,722
    7/01        $  8,671         $  8,113         $  8,407         $  8,551        $ 12,015         $ 13,527         $ 13,203
    7/02        $  6,523         $  6,097         $  6,275         $  6,375        $  8,561         $  9,449         $  9,443
    7/03        $  7,248         $  6,738         $  6,899         $  7,019        $  9,557         $ 10,603         $ 10,507
    7/04        $  7,498         $  6,964         $  7,080         $  7,203        $ 10,370         $ 11,584         $ 11,227
    7/05        $  8,635         $  7,999         $  8,075         $  8,214        $ 11,724         $ 12,717         $ 12,894
    7/06        $  8,814         $  8,144         $  8,176         $  8,316        $ 11,635         $ 12,640         $ 12,849
    7/07        $ 10,092         $  9,295         $  9,282         $  9,429        $ 13,900         $ 14,720         $ 15,164
    1/08        $  9,730         $  8,958         $  8,910         $  9,061        $ 13,462         $ 14,131         $ 14,712

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS
                              SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE
                                RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                -3.59%     -1.02%       6.64%        9.37%        -0.70%       5.01%      1.09%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                  -3.63%     -1.22%       6.37%        9.10%        -0.94%       4.82%+     1.34%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*          -8.90%     -6.66%       4.38%        7.86%        -1.50%       4.41%+     1.34%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                  -4.01%     -1.77%       5.71%        8.40%        -1.57%+      4.36%+     1.84%
-----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**         -8.81%     -6.69%       4.81%        8.11%        -1.57%+      4.36%+     1.84%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                  -3.90%     -1.77%       5.75%        8.42%        -1.40%+      4.48%+     1.84%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***        -4.86%     -2.75%       5.75%        8.42%        -1.40%+      4.48%+     1.84%
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++   Per prospectus.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           13
--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

LARGE CAP VALUE FUND

                       TOP TEN HOLDINGS+

COMPANY*                                                  % OF
                                                        PORTFOLIO

EXXON MOBIL                                                5.7%

CHEVRON                                                    3.6

JPMORGAN CHASE                                             3.5

PFIZER                                                     3.3

CONOCOPHILLIPS                                             3.1

WELLS FARGO                                                2.7

AT&T                                                       2.7

VERIZON COMMUNICATIONS                                     2.6

BANK OF AMERICA                                            2.1

DEUTSCHE BANK                                              2.1

                        FUND SECTORS+

SECTOR                                                   % OF
                                                        PORTFOLIO

FINANCIALS                                                29.3%

ENERGY                                                    16.1

INDUSTRIALS                                                9.9

HEALTH CARE                                                7.9

CONSUMER STAPLES                                           7.3

CONSUMER DISCRETIONARY                                     6.8

TELECOMMUNICATIONS                                         6.2

UTILITIES                                                  5.9

INFORMATION TECHNOLOGY                                     4.4

MATERIALS                                                  4.2

REPURCHASE AGREEMENT                                       2.0

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Large Cap Value Fund (the "Fund") produced a total return of -6.77% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned -5.42% for the same period.

FACTORS AFFECTING PERFORMANCE

During the first half of the Fund's fiscal year, mid- and large-cap stocks generally outperformed small-cap stocks, and growth stocks continued their positive run. The performance in the utilities, consumer staples and materials sectors carried the broad market, while value-oriented funds suffered due to their traditionally high weight in the financial sector.

The Fund is disciplined and maintains a broadly diversified portfolio of large-cap stocks. Companies are evaluated relative to their industry peers using a bottom-up style of stock selection that measures three broad categories: value, management and momentum. Value is defined by somewhat traditional ratios, comparing price to fundamental value. Management provides evidence that a company's executive team emphasizes earnings power. Momentum helps determine when stocks might begin their ascent toward full valuation. In searching for opportunities, a sharp eye is kept on minimizing transaction costs, helping to maximize profits in its stock-selection effort.

Two of the Fund's stock-selection techniques proved successful over the last six months careful and quantitative assessment of company management and measurement of a stock's momentum via price action and changes in earnings forecasts. Some of the Fund's top performing companies were chosen using these stock selection techniques, such as Microsoft and the former Cognos Inc., which was acquired by IBM. The Fund's third stock-selection technique is focused on companies that exhibit good value: companies whose price is lower than their industry peers' when price is compared to assets or earnings. The Fund's extra exposure to the third stock-selection technique caused performance to suffer when compared to its value-oriented benchmark. Washington Mutual, Sprint Nextel and Brinker International were among the worst performing holdings. Taken together, stock selection efforts fell short of the results that Fund management hoped to achieve.


--------------------------------------------------------------------------------
14                               1.800.433.6884
--------------------------------------------------------------------------------

                          [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

PORTFOLIO MANAGER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               HighMark          HighMark         HighMark         HighMark
               Large Cap         Large Cap        Large Cap        Large Cap
              Value Fund,       Value Fund,      Value Fund,      Value Fund,      Russell 1000     Morningstar Large
           Fiduciary Shares   Class A Shares   Class B Shares+  Class C Shares+     Value Index++     Value Category
7/31/97        $ 10,000          $  9,450         $ 10,000         $ 10,000          $ 10,000           $ 10,000
   7/98        $ 11,079          $ 10,442         $ 11,031         $ 11,079          $ 11,771           $ 10,970
   7/99        $ 12,656          $ 11,898         $ 12,493         $ 12,656          $ 13,535           $ 12,319
   7/00        $ 11,432          $ 10,725         $ 11,181         $ 11,374          $ 12,859           $ 11,939
   7/01        $ 11,100          $ 10,379         $ 10,752         $ 10,935          $ 13,983           $ 13,153
   7/02        $  8,402          $  7,831         $  8,067         $  8,204          $ 11,572           $ 10,656
   7/03        $  9,012          $  8,389         $  8,584         $  8,726          $ 12,816           $ 11,561
   7/04        $ 10,843          $ 10,065         $ 10,232         $ 10,401          $ 15,082           $ 13,329
   7/05        $ 13,158          $ 12,191         $ 12,301         $ 12,514          $ 17,952           $ 15,435
   7/06        $ 14,582          $ 13,473         $ 13,508         $ 13,748          $ 20,032           $ 16,702
   7/07        $ 16,390          $ 15,102         $ 15,048         $ 15,309          $ 22,733           $ 19,090
   1/08        $ 15,280          $ 14,063         $ 13,974         $ 14,214          $ 21,501           $ 17,931

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE
                             RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares             -6.77%       -7.42%     7.85%        14.12%       4.12%       10.78%      1.08%
--------------------------------------------------------------------------------------------------------------
Class A Shares               -6.88%       -7.64%     7.55%        13.82%       3.86%       10.66%+     1.33%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*      -11.98%      -12.74%     5.54%        12.54%       3.27%       10.40%+     1.33%
--------------------------------------------------------------------------------------------------------------
Class B Shares               -7.14%       -8.23%     6.88%        13.11%       3.19%+      10.37%+     1.83%
--------------------------------------------------------------------------------------------------------------
Class B Shares w/load**     -11.49%      -12.51%     6.00%        12.87%       3.19%+      10.37%+     1.83%
--------------------------------------------------------------------------------------------------------------
Class C Shares               -7.15%       -8.24%     6.89%        13.11%       3.37%+      10.45%+     1.83%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load***     -8.02%       -9.10%     6.89%        13.11%       3.37%+      10.45%+     1.83%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++   Per prospectus.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           15
--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SMALL CAP ADVANTAGE FUND

                        TOP TEN HOLDINGS+

COMPANY*                                                  % OF
                                                        PORTFOLIO

REHABCARE GROUP                                            2.0%

BRIGHAM EXPLORATION                                        2.0

ASPEN INSURANCE HOLDINGS                                   1.8

STONE ENERGY                                               1.7

NATIONAL PENN BANCSHARES                                   1.7

MTC TECHNOLOGIES                                           1.7

MARTEK BIOSCIENCES                                         1.7

MERIT MEDICAL SYSTEMS                                      1.6

ASPECT MEDICAL SYSTEMS                                     1.5

FREIGHTCAR AMERICA                                         1.5

                          FUND SECTORS+

SECTOR                                                    % OF
                                                        PORTFOLIO

FINANCIALS                                                18.8%

INFORMATION TECHNOLOGY                                    16.5

INDUSTRIALS                                               16.0

HEALTH CARE                                               13.2

CONSUMER DISCRETIONARY                                    12.2

ENERGY                                                     6.2

MATERIALS                                                  5.6

REPURCHASE AGREEMENT                                       4.7

CONSUMER STAPLES                                           2.9

UTILITIES                                                  2.5

TELECOMMUNICATIONS                                         1.4

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Small Cap Advantage Fund (the "Fund") produced a total return of -13.85% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Index returned -7.51% for the same period.

FACTORS AFFECTING PERFORMANCE

The recent semi-annual period was challenging for the national economy and financial markets. During the reporting period, the Fund's quantitative stock selection strategy, which involves looking for companies with good value, momentum and high quality, came under pressure. The Fund was impacted by the continued shift to growth stocks and the unwinding of hedge funds with quantitative strategies. The Fund's core quantitative factors were overcome by significant hedge fund liquidations. In January, the Fund's relative performance improved significantly as the market began to see strong performance in the value and high-quality sectors.

Out of the Fund's holdings, CMGI Inc., a global supply chain management company, cut back two of its recently announced client programs which had the impact of lowering revenues for the quarter by 3.1%. The unexpected news caused CMGI Inc. to decline by 18.4% for the period. The Fund was also negatively affected by weakness in the financial sector. Luminent Mortgage, a mortgage investment REIT, was the second largest detractor to the Fund's performance, returning -93.6%. Luminent experienced difficulties with its credit sensitive mortgage assets due to the decline in home prices.

Perrigo Company, a specialty pharmaceutical company, experienced strong demand for their over-the-counter pharmaceuticals and nutritional products. Perrigo's stock price rose 88.4% during the period, positively impacting the Fund's performance. The second largest contributor to Fund performance was Brigham Exploration Company, an energy exploration company. Brigham beat its third quarter estimates and as a consequence its stock price rose 43.1%.


--------------------------------------------------------------------------------
16                               1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP ADVANTAGE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP ADVANTAGE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP ADVANTAGE FUND VERSUS THE RUSSELL 2000 INDEX AND THE MORNINGSTAR SMALL BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  HighMark            HighMark           HighMark
                  Small Cap          Small Cap          Small Cap
               Advantage Fund,    Advantage Fund,    Advantage Fund,    Russell 2000    Morningstar Small
              Fiduciary Shares     Class A Shares     Class C Shares       Index++        Blend Category

3/1/07            $ 10,000            $ 9,450            $ 10,000          $ 10,000          $ 10,000
  7/07            $  9,415            $ 8,892            $  9,400          $  9,861          $ 10,039
 10/07            $  9,170            $ 8,651            $  9,135          $ 10,552          $ 10,506
  1/08            $  8,111            $ 7,647            $  8,060          $  9,121          $  9,048

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------
                                                         CUMULATIVE    GROSS
                                             SIX MONTH      SINCE     EXPENSE
                                               RETURN    INCEPTION+   RATIO++
--------------------------------------------------------------------------------
Fiduciary Shares                             -13.85%     -18.89%      1.60%
--------------------------------------------------------------------------------
Class A Shares                               -14.00%     -19.07%      2.02%
--------------------------------------------------------------------------------
Class A Shares w/load*                       -18.75%     -23.51%      2.02%
--------------------------------------------------------------------------------
Class C Shares                               -14.26%     -19.41%      2.62%
--------------------------------------------------------------------------------
Class C Shares w/load**                      -15.11%     -20.21%      2.62%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

 +    Commenced operations on March 1, 2007.

++    Per prospectus.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           17
--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SMALL CAP VALUE FUND

                                TOP TEN HOLDINGS+

COMPANY*                                                                  % OF
                                                                       PORTFOLIO

AMERICAN AXLE & MANUFACTURING HOLDINGS                                    1.6%

ETHAN ALLEN INTERIORS                                                     1.4

RYDER SYSTEM                                                              1.4

CITY HOLDING                                                              1.4

WEBSTER FINANCIAL                                                         1.4

OLIN                                                                      1.4

SELECTIVE INSURANCE GROUP                                                 1.4

OLD NATIONAL BANCORP                                                      1.4

MUELLER INDUSTRIES                                                        1.3

GREY WOLF                                                                 1.3

                                  FUND SECTORS+

SECTOR                                                                    % OF
                                                                       PORTFOLIO

FINANCIALS                                                                32.2%

INDUSTRIAL                                                                18.9

CONSUMER DISCRETIONARY                                                    16.8

INFORMATION TECHNOLOGY                                                    10.6

MATERIALS                                                                  6.7

ENERGY                                                                     5.7

UTILITIES                                                                  2.7

HEALTH CARE                                                                2.7

CONSUMER STAPLES                                                           2.3

REPURCHASE AGREEMENTS                                                      1.0

TELECOMMUNICATIONS                                                         0.5

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ending January 31, 2008, HighMark Small Cap Value Fund (the "Fund") produced a total return of -12.46% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Value Index returned -8.89% for the same period.

FACTORS AFFECTING PERFORMANCE

Small-cap value stocks performed poorly during the reporting period, as equity markets heavily favored growth and larger cap shares. The consumer discretionary sector, as well as the financial sector were hard hit as credit concerns hurt companies with exposure to sub-prime mortgages. The exposure not only negatively affected banks, but mortgage insurers and housing-related stocks as well. The Federal Reserve eventually stepped in to calm the equity markets, and cut the federal funds rate five times during the period, from 5.25% to 3%.

Unfortunately, the Fund's overweighting in the financial sector, as well as two particular holdings within this sector, Luminent Mortgage and LandAmerica Financial Group, proved costly. While these companies represented relatively small weightings within the Fund's portfolio, they each experienced problems stemming from their sub-prime exposure.

Strong stock selection did occur in the health care and utility sectors, two positive performers during the reporting period. However, the value bias in the portfolio and underweighting in both of these top performing sectors proved too large to overcome the negative performers.


--------------------------------------------------------------------------------
18                               1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            HighMark Small Cap    HighMark Small Cap   HighMark Small Cap   HighMark Small Cap
          Value Fund, Fiduciary    Value Fund, Class    Value Fund, Class    Value Fund, Class    Russell 2000    Morningstar Small
                  Shares               A Shares             B Shares             C Shares+       Value Index++      Value Category
9/17/98          $ 10,000              $  9,450             $ 10,000             $ 10,000           $ 10,000           $ 10,000
   7/99          $ 12,554              $ 11,838             $ 12,460             $ 12,554           $ 11,484           $ 12,330
   7/00          $ 14,616              $ 13,739             $ 14,407             $ 14,575           $ 12,041           $ 12,846
   7/01          $ 14,207              $ 13,313             $ 13,873             $ 14,034           $ 14,901           $ 16,244
   7/02          $ 14,221              $ 13,291             $ 13,763             $ 13,923           $ 14,080           $ 15,408
   7/03          $ 17,135              $ 15,971             $ 16,407             $ 16,592           $ 16,701           $ 17,998
   7/04          $ 20,686              $ 19,234             $ 19,636             $ 19,861           $ 20,514           $ 22,074
   7/05          $ 26,705              $ 24,769             $ 25,134             $ 25,400           $ 25,996           $ 27,480
   7/06          $ 26,703              $ 24,717             $ 24,915             $ 25,192           $ 27,797           $ 28,502
   7/07          $ 28,526              $ 26,344             $ 26,375             $ 26,673           $ 29,929           $ 31,720
   1/08          $ 24,972              $ 23,040             $ 22,983             $ 23,256           $ 27,268           $ 28,446

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS
                                                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE
                                                             RETURN     RETURN      RETURN       RETURN      INCEPTION   RATIO++
---------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                                            -12.46%     -17.90%      1.79%       12.42%       10.26%      1.48%
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                              -12.54%     -18.04%      1.58%       12.16%        9.97%      1.73%
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                                      -17.35%     -22.57%     -0.32%       10.90%        9.31%      1.73%
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares                                              -12.86%     -18.61%      0.92%       11.44%        9.29%      2.23%
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                                     -16.32%     -21.85%      0.26%       11.18%        9.29%      2.23%
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares                                              -12.81%     -18.60%      0.93%       11.45%        9.42%+     2.23%
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                                    -13.51%     -19.24%      0.93%       11.45%        9.42%+     2.23%
---------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

  + The performance presented links the performance of Fiduciary Shares from September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

 ++   Per prospectus.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

VALUE MOMENTUM FUND

                                TOP TEN HOLDINGS+

COMPANY*                                                                  % OF
                                                                       PORTFOLIO

GENERAL ELECTRIC                                                         4.5%

EXXON MOBIL                                                              3.8

CHEVRON                                                                  3.6

MICROSOFT                                                                3.5

JPMORGAN CHASE                                                           3.0

BERKSHIRE HATHAWAY, Cl B                                                 3.0

ALTRIA GROUP                                                             2.7

CITIGROUP                                                                2.2

NESTLE ADR                                                               2.1

PFIZER                                                                   2.1

                                  FUND SECTORS+

SECTOR                                                                    % OF
                                                                       PORTFOLIO

FINANCIALS                                                               23.8%

ENERGY                                                                   13.5

INDUSTRIALS                                                              13.1

INFORMATION TECHNOLOGY                                                   12.7

CONSUMER DISCRETIONARY                                                   11.5

CONSUMER STAPLES                                                         11.3

HEALTH CARE                                                               6.8

MATERIALS                                                                 3.5

TELECOMMUNICATIONS                                                        1.4

UTILITIES                                                                 2.0

REPURCHASE AGREEMENT                                                      0.2

REGISTERED INVESTMENT COMPANIES                                           0.2

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Value Momentum Fund (the "Fund") produced a total return of -4.26% (Fiduciary Shares). In comparison, the unmanaged S&P 500 Index returned -4.32% for the same period.

FACTORS AFFECTING PERFORMANCE

During the first half of the Fund's fiscal year, investors re-priced risk in all financial instruments and considered the possibility of a much slower economy. Early in 2007, credit was readily available for everything from private equity deals to sub-prime borrowers with easy payment terms, but questions about the securities held on the balance sheets of financial companies surfaced at the beginning of the Fund's reporting period. As a result, the S&P 500 (which had risen to an all-time high earlier in 2007) retreated at the close of 2007. However, equities managed to finish 2007 in positive territory. Throughout the reporting period, there was a strong bias toward growth stocks, and those that showed price momentum continued to perform. In addition, investors favored large cap companies with high earnings and sales growth.

Throughout the reporting period, the Fund continued to follow a barbell strategy, emphasizing inexpensive, high-quality, large cap companies at one end and turnaround candidates suffering temporary problems at the other. An overweight to the energy sector was a major contributor to the Fund's performance, since energy was one of the strongest performing sectors of the reporting period. An underweight to the technology sector, which performed well during the reporting period, detracted from the Fund's overall performance. An overweight to the financial sector, which was the weakest sector of the market, as well as the Fund's exposure to housing and housing-related stocks, also dragged on overall performance.


--------------------------------------------------------------------------------
20                               1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK VALUE MOMENTUM FUND INVESTMENT OBJECTIVE

HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OMITTED]

TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          HighMark Value    HighMark Value    HighMark Value   HighMark Value
                          Momentum Fund,    Momentum Fund,    Momentum Fund,   Momentum Fund,                       Mornings Large
                         Fiduciary Shares   Class A Shares   Class B Shares+   Class C Shares+   S&P 500 Index++    Value Category
7/31/97                      $ 10,000          $  9,450         $ 10,000          $ 10,000           $ 10,000         $ 10,000
   7/98                      $ 10,922          $ 10,297         $ 10,873          $ 10,922           $ 11,929         $ 10,970
   7/99                      $ 12,351          $ 11,614         $ 12,166          $ 12,351           $ 14,339         $ 12,319
   7/00                      $ 12,903          $ 12,105         $ 12,592          $ 12,826           $ 15,625         $ 11,939
   7/01                      $ 12,832          $ 12,008         $ 12,405          $ 12,638           $ 13,386         $ 13,153
   7/02                      $ 10,258          $  9,576         $  9,836          $ 10,010           $ 10,223         $ 10,656
   7/03                      $ 11,283          $ 10,509         $ 10,721          $ 10,912           $ 11,311         $ 11,561
   7/04                      $ 13,054          $ 12,123         $ 12,286          $ 12,507           $ 12,801         $ 13,329
   7/05                      $ 15,268          $ 14,141         $ 14,245          $ 14,496           $ 14,600         $ 15,435
   7/06                      $ 16,691          $ 15,422         $ 15,436          $ 15,705           $ 15,385         $ 16,702
   7/07                      $ 19,425          $ 17,902         $ 17,810          $ 18,124           $ 17,867         $ 19,090
   1/08                      $ 18,597          $ 17,121         $ 16,978          $ 17,274           $ 17,095         $ 17,931

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------------------------------------------------
                                                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS
                                              SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE
                                                RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++
---------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                                -4.26%     -2.72%       9.15%       14.13%       5.94%        11.04%      1.09%
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                  -4.36%     -2.93%       8.89%       13.85%       5.68%        10.84%+     1.34%
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                          -9.63%     -8.26%       6.86%       12.57%       5.08%        10.47%+     1.34%
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares                                  -4.67%     -3.54%       8.22%       13.13%       4.98%+       10.45%+     1.84%
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                         -8.67%     -7.57%       7.49%       12.88%       4.98%+       10.45%+     1.84%
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares                                  -4.69%     -3.58%       8.19%       13.11%       5.16%+       10.56%+     1.84%
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                        -5.48%     -4.38%       8.19%       13.11%       5.16%+       10.56%+     1.84%
---------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY SHARES) AND APRIL 2, 1992, (COMMENCEMENT OF OPERATIONS OF CLASS A SHARES) TO APRIL 25, 1997 REFLECTS THE PERFORMANCE OF THE STEPSTONE VALUE MOMENTUM FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++   Per prospectus.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

CAPITAL GROWTH ALLOCATION FUND

                                  FUND SECTORS

SECTOR                                                                    % OF
                                                                       PORTFOLIO

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        87.9%

AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                   8.7

EQUITY REGISTERED INVESTMENT COMPANIES                                    3.0

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANIES                   0.4

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Capital Growth Allocation Fund (the "Fund") returned -5.95% (Class A Shares without load). In comparison, the Fund's unmanaged benchmark, an 80/15/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned -2.33% over the same period.

FACTORS AFFECTING PERFORMANCE

During the reporting period, the Fund's overweight exposure to equities averaged 89%, contributing to a portion of its underperformance, but the Fund's heavy weighting to quantitative equity strategies accounted for the dominant share of its underperformance during the reporting period. Allocations to underperforming international and small-cap equities also contributed to relative underperformance versus the Fund's three-way benchmark of stocks, bonds and cash. When compared to this benchmark, any exposure to underperforming small-cap or international equities had a negative effect.

The recent semi-annual period was particularly challenging for the economy and financial markets. During the reporting period, the Fund's quantitative stock selection strategies most adversely impacted performance. HighMark's Core Equity Fund, Large Cap Value Fund, Small Cap Advantage Fund and Small Cap Value Fund all underperformed their benchmarks as quantitative strategies suffered. The impact observed across nearly all similarly-managed strategies was triggered by the unwinding of multi-strategy hedge funds with significant exposure to leveraged long-short quantitative strategies when credit markets experienced instability. Fund management believes that these disciplined investment strategies rooted in quantitative processes were adversely impacted by temporary market forces. In January, Fund management observed improving relative performance in these strategies versus their benchmarks.


--------------------------------------------------------------------------------
22                               1.800.433.6884
--------------------------------------------------------------------------------

                         [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CAPITAL GROWTH ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK CAPITAL GROWTH ALLOCATION FUND PRIMARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 80% S&P 500 COMPOSITE INDEX, 15% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark     HighMark Capital  HighMark Capital
          Capital Growth       Growth             Growth          80/15/5                    Lehman      Citigroup Bond  Morningstar
            Allocation        Allocation        Allocation       Hybrid of     S&P 500      Brothers        3-Month         Large
          Fund, Fiduciary   Fund, Class A     Fund, Class C    the following  Composite  U.S. Aggregate     Treasury        Blend
              Shares+          Shares             Shares       three Indexes:  Index++    Bond Index++    Bill Index++    Category
10/12/04       $10,000           $ 9450            $10,000         $10,000      $10,000      $10,000          $10,000       $10,000
    7/05       $11,122           $10511            $11,059         $10,972      $11,159      $10,226          $10,192       $11,268
    7/06       $11,715           $11071            $11,563         $11,494      $11,759      $10,375          $10,613       $11,827
    7/07       $13,399           $12642            $13,111         $13,101      $13,656      $10,952          $11,150       $13,697
    1/08       $12,621           $11890            $12,292         $12,796      $13,066      $11,699          $11,382       $13,083

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------
                                                 ANNUALIZED   ANNUALIZED    GROSS
                          SIX MONTH   ONE YEAR     3 YEAR       SINCE      EXPENSE
                           RETURN      RETURN      RETURN     INCEPTION    RATIO++
----------------------------------------------------------------------------------
Fiduciary Shares           -5.81%      -4.15%       6.32%+      7.30%+      1.67%
----------------------------------------------------------------------------------
Class A Shares             -5.95%      -4.39%       6.21%       7.19%       1.90%
----------------------------------------------------------------------------------
Class A Shares w/load*    -11.13%      -9.67%       4.22%       5.38%       1.90%
----------------------------------------------------------------------------------
Class C Shares             -6.25%      -5.05%       5.45%       6.45%       2.40%
----------------------------------------------------------------------------------
Class C Shares w/load**    -7.14%      -5.96%       5.45%       6.45%       2.40%
----------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

  + Fiduciary Shares commenced operations on November 15, 2006. The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

 ++   Per prospectus.

  *   Reflects 5.50% sales charge.

 **   Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGMARK FUNDS LOGO OMITTED](R)                 [MOUNTAIN RANGE GRAPHIC OMITTED]

DIVERSIFIED EQUITY ALLOCATION FUND

                                  FUND SECTORS

SECTOR                                                                   % OF
                                                                       PORTFOLIO

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        96.1%

EQUITY REGISTERED INVESTMENT COMPANIES                                    3.1

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANIES                   0.8

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Diversified Equity Allocation Fund (the "Fund") produced a total return of -6.93% (Class A Shares without load). In comparison, the unmanaged S&P 500 Composite Index returned -4.32% over the same period.

FACTORS AFFECTING PERFORMANCE

During the reporting period the Fund's exposure to international equities averaged 19%, tapering from 20% down to 18%, while its exposure to small-cap stocks averaged 15.3%, contributing to a portion of its underperformance compared to the S&P 500 Composite Index. The Fund's heavy weighting to quantitatively managed equity strategies accounted for the dominant share of its underperformance during the period. When compared to the S&P 500 Composite Index, any exposure to underperforming small-cap or international equities had a negative effect.

The recent semi-annual period was particularly challenging for the economy and financial markets. During the reporting period, the Fund's quantitative stock selection strategies most adversely impacted performance. HighMark's Core Equity Fund, Large Cap Value Fund, Small Cap Advantage Fund and Small Cap Value Fund all underperformed their benchmarks as quantitative strategies suffered. The impact observed across nearly all similarly-managed strategies was triggered by the unwinding of multi-strategy hedge funds with significant exposure to leveraged long-short quantitative strategies when credit markets experienced instability. Fund management believes that these disciplined investment strategies rooted in quantitative processes were adversely impacted by temporary market forces. In January, Fund management observed improving relative performance in these strategies versus their benchmarks.


--------------------------------------------------------------------------------
24                               1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            HighMark Diversified     HighMark Diversified      HighMark Diversified
             Equity Allocation      Equity Allocation Fund,   Equity Allocation Fund,   S&P 500 Composite      Morningstar Large
           Fund, Fiduciary Shares       Class A Shares            Class C Shares              Index+            Growth Category
11/15/06           $10,000                   $ 9,450                   $10,000                $10,000            $10,000
    7/07           $10,609                   $10,010                   $10,545                $10,549            $10,887
    1/08           $ 9,891                   $ 9,316                   $ 9,772                $10,093            $10,563

+     Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------
                                                 ANNUALIZED    GROSS
                          SIX MONTH   ONE YEAR     SINCE      EXPENSE
                            RETURN     RETURN    INCEPTION    RATIO++
---------------------------------------------------------------------
Fiduciary Shares            -6.77%     -4.85%     -0.89%       4.39%
---------------------------------------------------------------------
Class A Shares              -6.93%     -5.16%     -1.17%       3.72%
---------------------------------------------------------------------
Class A Shares w/load*     -12.05%    -10.39%     -5.67%       3.72%
---------------------------------------------------------------------
Class C Shares              -7.33%     -5.84%     -1.89%       3.95%
---------------------------------------------------------------------
Class C Shares w/load**     -8.25%     -6.77%     -1.89%       3.95%
---------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

 ++   Per prospectus.

  *   Reflects 5.50% sales charge.

 **   Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGMARK FUNDS LOGO OMITTED](R)                 [MOUNTAIN RANGE GRAPHIC OMITTED]

GROWTH & INCOME ALLOCATION FUND

                               FUND SECTORS

SECTOR                                                                    % OF
                                                                       PORTFOLIO

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        68.2%

AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                  26.6

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANIES                   2.8

EQUITY REGISTERED INVESTMENT COMPANIES                                    2.4

PERFORMANCE

For the semi-annual period ended January 31, 2008, Growth & Income Allocation Fund (the "Fund") returned -3.61% (Class A Shares without load). In comparison, the Fund's unmanaged benchmark, a 60/35/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned -0.10% over the same period.

FACTORS AFFECTING PERFORMANCE

During the reporting period the Fund's overweight total exposure to equities averaged 69%, contributing to a portion of its underperformance, but the Fund's heavy weighting to quantitative equity strategies accounted for the dominant share of its underperformance during the period. Allocations to underperforming international and small-cap equities also contributed to relative underperformance versus the Fund's three-way benchmark of stocks, bonds and cash. When compared to this benchmark, any exposure to underperforming small-cap or international equities had a negative effect.

The recent semi-annual period was particularly challenging for the economy and financial markets. During the reporting period, the Fund's quantitative stock selection strategies most adversely impacted performance. HighMark's Core Equity Fund, Large Cap Value Fund, Small Cap Advantage Fund and Small Cap Value Fund all underperformed their benchmarks as quantitative strategies suffered. The impact observed across nearly all similarly managed strategies was triggered by the unwinding of multi-strategy hedge funds with significant exposure to leveraged long-short quantitative strategies when credit markets experienced instability. Fund management believes that these disciplined investment strategies rooted in quantitative processes were adversely impacted by temporary market forces. In January, Fund management observed improving relative performance in these strategies versus their benchmarks.

Although the Fund's fixed income and international strategies performed well relative to other benchmarks, this performance was not enough to offset the underperformance of the Fund's quantitative equity strategies relative to its three-way benchmark.


--------------------------------------------------------------------------------
26                               1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK GROWTH & INCOME ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 COMPOSITE INDEX, 35% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           HighMark Growth  HighMark Growth  HighMark Growth  60/35/5 Hybrid
               & Income         & Income         & Income         of the                    Lehman      Citigroup Bond  Morningstar
              Allocation       Allocation       Allocation       following     S&P 500   Brothers U.S.      3-Month       Moderate
           Fund, Fiduciary   Fund, Class A    Fund, Class C        three      Composite    Aggregate     Treasury Bill  Allocation
                Shares           Shares           Shares         Indexes:      Index++    Bond Index++      Index++       Category
10/12/04       $10,000          $ 9,450          $10,000          $10,000      $10,000      $10,000         $10,000       $10,000
    7/05       $10,885          $10,286          $10,820          $10,786      $11,159      $10,226         $10,192       $10,992
    7/06       $11,365          $10,740          $11,219          $11,216      $11,759      $10,375         $10,613       $11,534
    7/07       $12,765          $12,040          $12,485          $12,546      $13,656      $10,952         $11,150       $12,952
    1/08       $12,322          $11,605          $11,996          $12,533      $13,066      $11,699         $11,382       $12,768

++    Indexes are unmanaged and do incur fees, expenses or other costs.

------------------------------------------------------------------------------------------
                                                      ANNUALIZED    ANNUALIZED     GROSS
                             SIX MONTH    ONE YEAR      3 YEAR         SINCE      EXPENSE
                               RETURN      RETURN       RETURN       INCEPTION    RATIO++
------------------------------------------------------------------------------------------
Fiduciary Shares               -3.47%      -1.58%       5.81%+        6.52%+       1.57%
------------------------------------------------------------------------------------------
Class A Shares                 -3.61%      -1.81%       5.69%         6.41%        1.83%
------------------------------------------------------------------------------------------
Class A Shares w/load*         -8.93%      -7.22%       3.71%         4.61%        1.83%
------------------------------------------------------------------------------------------
Class C Shares                 -3.92%      -2.50%       4.96%         5.66%        2.33%
------------------------------------------------------------------------------------------
Class C Shares w/load**        -4.85%      -3.44%       4.96%         5.66%        2.33%
------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

 + Fiduciary Shares commenced operations on November 15, 2006. The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++    Per prospectus.

 *    Reflects 5.50% sales charge.

**    Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

INCOME PLUS ALLOCATION FUND

                                  FUND SECTORS

SECTOR                                                                  % OF
                                                                      PORTFOLIO

AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                 55.5%

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                       39.4

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANIES                  3.8

EQUITY REGISTERED INVESTMENT COMPANIES                                   1.3

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Income Plus Allocation Fund (the "Fund") returned -0.31% (Class A Shares without load). In comparison, the Fund's unmanaged benchmark, a 30/65/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 3.24% over the same period.

FACTORS AFFECTING PERFORMANCE

During the reporting period the Fund's overweight total exposure to equities averaged 39%, contributing to a portion of its underperformance, but its under-performance in fixed income strategies and a heavy weighting to quantitative equity strategies accounted for the dominant share of its underperformance during the reporting period. Allocations to underperforming international and small-cap focused underlying funds also contributed to the Fund's relative underperformance versus its three-way benchmark. Although the Fund's fixed income and international strategies performed well relative to other benchmarks, given turmoil in the credit markets, this performance was not enough to offset underperformance of the Fund's quantitative equity strategies relative to its three-way benchmark.

The recent semi-annual period was particularly challenging for the economy and financial markets. During the reporting period, the Fund's quantitative stock selection strategies most adversely impacted performance. HighMark's Core Equity Fund, Large Cap Value Fund, Small Cap Advantage Fund and Small Cap Value Fund all underperformed their benchmarks as quantitative strategies suffered. The impact observed across nearly all similarly managed strategies was triggered by the unwinding of multi-strategy hedge funds with significant exposure to leveraged long-short quantitative strategies when credit markets experienced instability. Fund management believes that these disciplined investment strategies rooted in quantitative processes have been adversely impacted by temporary market forces. In January, Fund management observed improving relative performance in these strategies versus their benchmarks.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK INCOME PLUS ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK INCOME PLUS ALLOCATION FUND PRIMARILY SEEKS INCOME AND SECONDARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 30% S&P 500 COMPOSITE INDEX, 65% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                             30/65/5 Hybrid
          HighMark Income  HighMark Income  HighMark Income     of the                     Lehman       Citigroup Bond  Morningstar
          Plus Allocation  Plus Allocation  Plus Allocation     following     S&P 500     Brothers         3-Month      Conservative
          Fund, Fiduciary   Fund, Class A    Fund, Class C       three       Composite  U.S. Aggregate   Treasury Bill   Allocation
              Shares+           Shares           Shares         Indexes:      Index++   Bond Index++       Index++        Category
10/12/04      $10,000          $ 9,550          $10,000          $10,000      $10,000       $10,000         $10,000       $10,000
    7/05      $10,470          $ 9,999          $10,411          $10,507      $11,159       $10,226         $10,192       $10,581
    7/06      $10,796          $10,310          $10,660          $10,801      $11,759       $10,375         $10,613       $10,954
    7/07      $11,719          $11,176          $11,473          $11,739      $13,656       $10,952         $11,150       $11,830
    1/08      $11,697          $11,141          $11,398          $12,119      $13,066       $11,699         $11,382       $11,954

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------
                                                      ANNUALIZED    ANNUALIZED     GROSS
                             SIX MONTH    ONE YEAR      3 YEAR         SINCE      EXPENSE
                               RETURN      RETURN       RETURN       INCEPTION    RATIO++
------------------------------------------------------------------------------------------
Fiduciary Shares               -0.19%       1.46%       4.71%+        4.86%+       1.55%
------------------------------------------------------------------------------------------
Class A Shares                 -0.31%       1.21%       4.62%         4.78%        1.75%
------------------------------------------------------------------------------------------
Class A Shares w/load*         -4.80%      -3.36%       3.02%         3.33%        1.75%
------------------------------------------------------------------------------------------
Class C Shares                 -0.65%       0.53%       3.88%         4.05%        2.25%
------------------------------------------------------------------------------------------
Class C Shares w/load**        -1.61%      -0.44%       3.88%         4.05%        2.25%
------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

 + Fiduciary Shares commenced operations on November 15, 2006. The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++    Per prospectus.

 *    Reflects 4.50% sales charge.

**    Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

BOND FUND

                                TOP TEN HOLDINGS+

HOLDING                                                                 % OF
                                                                      PORTFOLIO

U.S. TREASURY INFLATION INDEX NOTE                                       5.6%
   3.000, 07/15/12

FNMA                                                                     5.4
   4.500, 04/01/18

U. S. TREASURY BONDS                                                     5.2
   7.250, 05/15/16

FNMA                                                                     3.3
   5.500, 03/01/20

FNMA                                                                     2.5
   5.500, 04/01/36

LEHMAN MORTGAGE TRUST, SER 2007-8, CL 1A1                                2.4
   6.000, 09/25/37

FHLMC GOLD                                                               2.4
   4.000, 06/01/19

WELLS FARGO MORTGAGE BACKED SECURITIES TRUST,                            2.4
   6.000, 06/25/37

FHLMC GOLD                                                               2.1
   5.500, 08/01/21

FNMA                                                                     2.0

                                  FUND SECTORS+

SECTOR                                                                  % OF
                                                                      PORTFOLIO

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                      42.1%

U.S. TREASURY OBLIGATIONS                                               13.1
ASSET-BACKED SECURITIES                                                 10.3
FINANCIALS                                                              10.2
UTILITIES                                                                5.4
HEALTH CARE                                                              4.0
CONSUMER DISCRETIONARY                                                   3.9
INFORMATION TECHNOLOGY                                                   3.0
FOREIGN GOVERNMENTS                                                      2.2
ENERGY                                                                   2.1
INDUSTRIAL                                                               1.8
TELECOMMUNICATIONS                                                       1.3
CONSUMER STAPLES                                                         0.7

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Bond Fund (the "Fund") produced a total return of 6.26% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers U.S. Aggregate Bond Index returned 6.82% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions continued during the reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate five times during the period, from 5.25% to 3%. Liquidity in the financial markets was constrained, although pressure eased near the end of 2007 with the Federal Reserve's decision to make more short-term funds available to the market. The Federal Reserve was initially reluctant to cut the federal funds rate over concerns that rising commodity prices and a weak dollar were contributing to inflation. As oil climbed toward $100 per barrel and gold approached $900 per ounce, the consumer price index recorded its largest annual gain since 1990, with an increase of 4.1%. However, as job growth slowed and unemployment moved higher, inflation concerns once again gave way to concern over the economy.

Treasuries performed well during the period, rising 4% in the fourth quarter of 2007 alone. All non-treasury, fixed-income sector returns lagged significantly during the period. It was the first time since 1998 that all major bond markets underperformed treasuries. Despite this underperformance, the unmanaged Lehman Brothers U.S. Aggregate Bond Index saw its best return in five years.

Credit quality was a key factor in the performance of the Fund, as lower quality securities underperformed higher quality securities for the reporting period. The Fund was overweighted in non-treasury sectors, which detracted from performance.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK BOND FUND INVESTMENT OBJECTIVE

HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


              HighMark Bond      HighMark Bond     HighMark Bond     HighMark Bond     Lehman Brothers        Morningstar
             Fund, Fiduciary     Fund, Class A     Fund, Class B     Fund, Class C      U.S. Aggregate     Intermediate-Term
                  Shares             Shares           Shares+           Shares+          Bond Index++        Bond Category
7/31/97          $10,000            $ 9,775           $10,000           $10,000            $10,000              $10,000
   7/98          $10,741            $10,505           $10,741           $10,741            $10,787              $10,692
   7/99          $10,913            $10,665           $10,913           $10,913            $11,056              $10,838
   7/00          $11,443            $11,187           $11,443           $11,443            $11,716              $11,327
   7/01          $12,900            $12,614           $12,813           $12,900            $13,202              $12,668
   7/02          $13,428            $13,122           $13,201           $13,428            $14,196              $13,279
   7/03          $14,302            $13,952           $13,926           $14,302            $14,966              $14,077
   7/04          $14,971            $14,575           $14,443           $14,907            $15,690              $14,712
   7/05          $15,622            $15,180           $14,922           $15,445            $16,442              $15,353
   7/06          $15,791            $15,294           $14,931           $15,505            $16,682              $15,522
   7/07          $16,644            $16,075           $15,593           $16,220            $17,609              $16,280
   1/08          $17,686            $17,059           $16,493           $17,198            $18,810              $17,084

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------------
                                                      ANNUALIZED    ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS
                             SIX MONTH    ONE YEAR      3 YEAR        5 YEAR       10 YEAR        SINCE       EXPENSE
                               RETURN      RETURN       RETURN        RETURN        RETURN       INCEPTION    RATIO++
----------------------------------------------------------------------------------------------------------------------
Fiduciary Shares               6.26%        8.21%        4.45%         4.54%        5.39%         7.76%        0.99%
----------------------------------------------------------------------------------------------------------------------
Class A Shares                 6.12%        7.95%        4.19%         4.26%        5.25%         7.67%+       1.24%
----------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*         3.69%        5.50%        3.40%         3.78%        5.01%         7.57%+       1.24%
----------------------------------------------------------------------------------------------------------------------
Class B Shares                 5.77%        7.24%        3.49%         3.54%        4.65%+        7.44%+       1.74%
----------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**        0.77%        2.24%        2.56%         3.20%        4.65%+        7.44%+       1.74%
----------------------------------------------------------------------------------------------------------------------
Class C Shares                 6.03%        7.64%        3.76%         3.95%        5.09%+        7.63%+       1.49%
----------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***       5.03%        6.64%        3.76%         3.95%        5.09%+        7.63%+       1.49%
----------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++   Per prospectus.

  * Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

                                TOP TEN HOLDINGS

                                                                        % OF
HOLDING                                                               PORTFOLIO

M-S-R PUBLIC POWER AUTHORITY,
   SAN JUAN PROJECT, SER I,
   RB, MBIA INSURED
   CALLABLE 07/01/11 @100
   5.000%, 07/01/14                                                      2.2%

EASTERN MUNICIPAL WATER DISTRICT,
   SER A, COP, FGIC INSURED
   CALLABLE 07/01/11 @100
   5.375%, 07/01/17                                                      2.2

SAN MATEO, UNIFIED HIGH SCHOOL
   DISTRICT, SER A, GO, FGIC INSURED
   PREREFUNDED @100
   5.375%, 09/01/11                                                      2.1

METROPOLITAN, WATER DISTRICT OF
   SOUTHERN CALIFORNIA, SER A, RB
   CALLABLE 07/01/11 @101
   5.375%, 07/01/12                                                      2.0

EASTERN MUNICIPAL WATER DISTRICT,
   SER A, COP, FGIC INSURED
   CALLABLE 07/01/11 @100
   5.375%, 07/01/16                                                      1.9

SAN MATEO COUNTY, TRANSIT DISTRICT,
   SER A, RB, MBIA INSURED
   5.250%, 06/01/16                                                      1.9

CALIFORNIA STATE, DEPARTMENT OF
   TRANSPORTATION, FEDERAL HIGHWAY
   GRANT ANTICIPATION BONDS,
   SER A, RB, FGIC INSURED
   5.000%, 02/01/14                                                      1.9

LOS ANGELES, DEPARTMENT OF
   WATER & POWER, SER A-A-1,
   RB, MBIA INSURED
   5.250%, 07/01/11                                                      1.9

SAN BERNDARDIO COUNTY,
   TRANSPORTATION AUTHORITY,
   SER A, RB, MBIA INSURED
   6.250%, 03/01/10                                                      1.8

LOS ANGELES, UNIFIED SCHOOL
   DISTRICT, SER D, GO, FGIC INSURED
   PREFUNDED @100
   5.50%, 07/01/10                                                       1.8

                                  FUND SECTORS

SECTOR                                                                  % OF
                                                                      PORTFOLIO

REVENUE BONDS                                                           52.5%

GENERAL OBLIGATIONS                                                     35.8

CERTIFICATES OF PARTICIPATION                                            8.6

TAX ALLOCATION                                                           2.6

REGISTERED INVESTMENT COMPANIES                                          0.5

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 5.07% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 6.40% for the same period.

FACTORS AFFECTING PERFORMANCE

The six month reporting period was marked by turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate five times during the period, from 5.25% to 3%. Liquidity in the financial markets was constrained, although pressure eased near the end of 2007 with the Federal Reserve's decision to make more short-term funds available to the market.

For the reporting period, the yield on the Bond Buyer 20 Index decreased, as did relative value as a whole. In California, municipal bond issuances increased at a record pace. California remained the largest state issuer of municipal bonds during the reporting period. Households continued to be the largest holders of municipal bonds, followed by money market funds, mutual funds and property/casualty companies. For the reporting period, the Fund underperformed its benchmark, with the Fund's shorter duration relative to its benchmark as the primary factor contributing to its performance.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND STATE OF CALIFORNIA PERSONAL INCOME TAX.

[PHOTO OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               HighMark California  HighMark California  HighMark California  HighMark California                      Morningstar
                  Intermediate         Intermediate          Intermediate        Intermediate                           Municipal
                 Tax-Free Bond        Tax-Free Bond         Tax-Free Bond        Tax-Free Bond     Lehman Brothers     California
                Fund, Fiduciary        Fund, Class           Fund, Class          Fund, Class      7-Year Municipal   Intermediate/
                    Shares              A Shares              B Shares+            C Shares+          Bond Index++   Short Category
7/31/97              $10,000             $ 9,775               $10,000              $10,000             $10,000        $10,000
   7/98              $10,475             $10,231               $10,475              $10,475             $10,526        $10,447
   7/99              $10,846             $10,594               $10,846              $10,846             $10,870        $10,732
   7/00              $11,353             $11,091               $11,272              $11,353             $11,369        $11,204
   7/01              $12,253             $11,961               $12,046              $12,253             $12,411        $12,043
   7/02              $12,974             $12,668               $12,629              $12,974             $13,297        $12,719
   7/03              $13,305             $12,973               $12,829              $13,305             $13,811        $12,967
   7/04              $13,795             $13,420               $13,172              $13,738             $14,524        $13,491
   7/05              $14,173             $13,755               $13,402              $14,001             $15,099        $14,007
   7/06              $14,407             $13,948               $13,482              $14,131             $15,424        $14,287
   7/07              $14,873             $14,366               $13,791              $14,488             $16,031        $14,757
   1/08              $15,627             $15,079               $14,424              $15,173             $17,057        $15,201

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS
                              SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE      EXPENSE
                                RETURN     RETURN      RETURN       RETURN       RETURN     INCEPTION     RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                 5.07%      6.49%      3.27%        3.27%        4.22%        4.48%        1.00%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                   4.96%      6.25%      3.02%        3.01%        4.09%        4.37%        1.25%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*           2.62%      3.90%      2.23%        2.55%        3.85%        4.21%        1.25%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                   4.59%      5.51%      2.27%        2.28%        3.39%+       3.90%+       1.75%
-----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**         -0.41%      0.51%      1.33%        1.93%        3.39%+       3.90%+       1.75%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                   4.73%      5.76%      2.55%        2.67%+       3.92%+       4.26%+       1.50%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***         3.73%      4.76%      2.55%        2.67%+       3.92%+       4.26%+       1.50%
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM OCTOBER 15, 1993 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY AND CLASS A SHARES) TO APRIL 25, 1997 REFLECTS THE PERFORMANCE OF THE STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++   Per prospectus.

  *   Reflects 2.25% sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

                            TOP TEN HOLDINGS
HOLDING                                                                 % OF
                                                                      PORTFOLIO

GEORGIA STATE, SER E, GO 5.250%, 02/01/09                                4.0%

PHOENIX, GO PREREFUNDED @101 5.000%, 07/01/09                            3.8

SEATTLE, LIMITED TAX, SER B, GO 5.500%, 03/01/11                         3.2

MILWAUKEE, METROPOLITAN SEWAGE DISTRICT, SER A, GO
   5.500%, 10/01/08                                                      3.1

SAN RAMON VALLEY, UNIFIED SCHOOL
   DISTRICT, GO, FSA INSURED CALLABLE 08/01/14 @100
   5.250%, 08/01/18                                                      2.8

UTAH STATE, BOARD REGENTS
   AUXILIARY & CAMPUS FACILITIES REVENUE, SER A, RB,
   MBIA INSURED CALLABLE 04/01/15 @100 5.000%, 04/01/17                  2.5

PIERCE COUNTY, GO,
   AMBAC INSURED CALLABLE 08/01/15 @100 5.125%, 08/01/16                 2.3

KING COUNTY, SCHOOL DISTRICT
   NO. 410, GO, FGIC INSURED 5.500%, 12/01/10                            2.1

FLORIDA STATE, BOARD OF
   EDUCATION, PUBLIC EDUCATION CAPITAL OUTLAY, SER A, GO
   5.000%, 06/01/08                                                      2.0

PHOENIX, SER A, GO, 6.250%, 07/01/17                                     1.9

                                  FUND SECTORS

SECTOR                                                                  % OF
                                                                      PORTFOLIO

GENERAL OBLIGATIONS                                                     60.0%

REVENUE BONDS                                                           35.9

TAX ALLOCATION                                                           1.8

REGISTERED INVESTMENT COMPANIES                                          1.4

CERTIFICATES OF PARTICIPATION                                            0.9

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 5.13% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 6.40% for the same period.

FACTORS AFFECTING PERFORMANCE

The six month reporting period was marked by turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate five times during the period, from 5.25% to 3%. Liquidity in the financial markets was constrained, although pressure eased near the end of 2007 with the Federal Reserve's decision to make more short-term funds available to the market.

During the reporting period, the yield on the Bond Buyer 20 Index decreased, as did relative value as a whole. Municipal bond issuances increased at a record pace. California remained the largest state issuer of municipal bonds during the reporting period, followed by Texas and then New York. Households continued to be the largest holders of municipal bonds, followed by money market funds, mutual funds and property/casualty companies. For the reporting period, the Fund underperformed its benchmark, with the Fund's shorter duration relative to its benchmark as the primary factor contributing to its performance.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                          Morningstar
               HighMark National   HighMark National                       Municipal
               Intermediate Tax-   Intermediate Tax-    Lehman Brothers     National
               Free Bond Fund,     Free Bond Fund,     7-Year Municipal   Intermediate
               Fiduciary Shares+   Class A Shares+       Bond Index++      Category
7/31/97             $10,000             $ 9,775            $10,000          $10,000
   7/98             $10,405             $10,138            $10,526          $10,486
   7/99             $10,624             $10,326            $10,870          $10,692
   7/00             $10,969             $10,635            $11,369          $11,014
   7/01             $11,865             $11,483            $12,411          $11,984
   7/02             $12,508             $12,064            $13,297          $12,606
   7/03             $12,846             $12,362            $13,811          $12,883
   7/04             $13,254             $12,724            $14,524          $13,450
   7/05             $13,575             $13,000            $15,099          $13,958
   7/06             $13,838             $13,220            $15,424          $14,202
   7/07             $14,353             $13,665            $16,031          $14,664
   1/08             $15,089             $14,362            $17,057          $15,210

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------
                                                    ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS
                             SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE
                              RETURN      RETURN      RETURN       RETURN       RETURN     INCEPTION     RATIO++
----------------------------------------------------------------------------------------------------------------
Fiduciary Shares               5.13%       6.66%       3.69%        3.37%       3.88%+       4.99%+       1.01%
----------------------------------------------------------------------------------------------------------------
Class A Shares                 5.10%       6.50%       3.44%        3.13%       3.62%+       4.73%+       1.25%
----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*         2.73%       4.11%       2.67%        2.66%       3.39%+       4.60%+       1.25%
----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 17, 1989 TO OCTOBER 18, 2002 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY AND CLASS A SHARES) REFLECTS THE PERFORMANCE OF THE UBOC INTERMEDIATE MUNICIPAL BOND FUND, A COMMON TRUST FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with the HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with the HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

 ++   Per prospectus.

  *   Reflects 2.25% sales charge.


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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SHORT TERM BOND FUND

                                TOP TEN HOLDINGS+

HOLDING                                                                 % OF
                                                                      PORTFOLIO

FNMA 5.500%, 12/01/18                                                    3.7%

GNMA, CMO REMIC, SER 52, Cl A 4.287%, 01/16/30                           3.5

CITIBANK CREDIT CARD MASTER TRUST, SER 1999-2, Cl A
   5.875%, 03/10/11                                                      2.9

U.S. TREASURY INFLATION INDEX NOTE 3.000%, 07/15/12                      2.4

FNMA 5.500%, 08/01/15                                                    2.4

CDC COMMERCIAL  MORTGAGE TRUST,  SER FX1, Cl A1
   5.252%, 5/15/19                                                       2.4

GNMA, CMO REMIC, SER 25, CI AC 3.377%, 01/16/23                          2.4

FNMA 6.375%, 06/15/09                                                    2.0

BANK OF AMERICA 5.875%, 02/15/09                                         1.9

CITIGROUP 6.200%, 03/15/09                                               1.9

                                  FUND SECTORS+

SECTOR                                                                  % OF
                                                                      PORTFOLIO

U.S. GOVERNMENT AGENCY OBLIGATIONS                                      46.1%

ASSET-BACKED SECURITIES                                                 21.7

FINANCIALS                                                              11.4

UTILITIES                                                                6.0

CONSUMER DISCRETIONARY                                                   4.0

CONSUMER STAPLES                                                         2.7

U.S. TREASURY OBLIGATIONS                                                2.4

TELECOMMUNICATIONS                                                       1.9

REGISTERED INVESTMENT COMPANIES                                          1.1

FOREIGN GOVERNMENT                                                       0.9

INFORMATION TECHNOLOGY                                                   0.9

HEALTH CARE                                                              0.9

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the semi-annual period ended January 31, 2008, HighMark Short Term Bond Fund (the "Fund") produced a total return of 4.24% (Fiduciary Shares). In comparison, the Lehman Brothers 1-3 Year US Government/Credit Index returned 5.57% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions continued during the reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate five times during the period, from 5.25% to 3%. Liquidity in the financial markets was constrained, although pressure eased near the end of 2007 with the Federal Reserve's decision to make more short-term funds available to the market. The Federal Reserve was initially reluctant to cut the federal funds rate over concerns that rising commodity prices and a weak dollar were contributing to inflation. As oil climbed toward $100 per barrel and gold approached $900 per ounce, the consumer price index recorded its largest annual gain since 1990, with an increase of 4.1%. However, as job growth slowed and unemployment moved higher, inflation concerns once again gave way to concern over the economy.

U.S. Treasuries performed well during the period, rising 4% in the fourth quarter of 2007 alone. All non-treasury, fixed-income sector returns lagged significantly during the period. It was the first time since 1998 that all major bond markets underperformed treasuries. Despite this underperformance, the Lehman Brothers 1-3 Year US Government/Credit Index saw its best return in five years.

Credit quality was a key factor in the performance of the Fund, as lower quality securities underperformed higher quality securities for the reporting period. The Fund was underweighted in treasuries, which detracted from performance.


--------------------------------------------------------------------------------
36                               1.800.433.6884
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SHORT TERM BOND FUND INVESTMENT OBJECTIVE

HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SHORT TERM BOND FUND VERSUS THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                        Lehman Brothers
               HighMark Short     HighMark Short    HighMark Short       1-3 Year U.S.
               Term Bond Fund,    Term Bond Fund,   Term Bond Fund,   Government /Credit    Morningstar Short
               Fiduciary Shares   Class A Shares    Class C Shares+      Bond Index++         Bond Category
11/2/04             $10,000           $ 9,775          $10,000              $10,000              $10,000
   7/05             $10,034           $ 9,792          $10,028              $10,045              $10,063
   7/06             $10,306           $10,033          $10,226              $10,346              $10,306
   7/07             $10,801           $10,478          $10,648              $10,898              $10,782
   1/08             $11,259           $10,909          $11,059              $11,505              $11,126

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------
                                                    ANNUALIZED   ANNUALIZED    GROSS
                             SIX MONTH   ONE YEAR     3 YEAR       SINCE      EXPENSE
                              RETURN      RETURN      RETURN     INCEPTION    RATIO++
--------------------------------------------------------------------------------------
Fiduciary Shares               4.24%       6.63%       4.11%       3.72%       0.92%
--------------------------------------------------------------------------------------
Class A Shares                 4.11%       6.24%       3.77%       3.43%       1.16%
--------------------------------------------------------------------------------------
Class A Shares w/load*         1.72%       3.80%       2.98%       2.71%       1.16%
--------------------------------------------------------------------------------------
Class C Shares                 3.86%       5.82%       3.42%       3.15%+      1.42%
--------------------------------------------------------------------------------------
Class C Shares w/load**        2.86%       4.82%       3.42%       3.15%+      1.42%
--------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

++    Per prospectus.

 * Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

**    Reflects maximum CDSC of 1.00%.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

                                  FUND SECTORS

                      CALIFORNIA TAX-FREE MONEY MARKET FUND

SECTOR                                                       % OF
                                                          PORTFOLIO

REVENUE BONDS                                               78.4%

GENERAL OBLIGATIONS                                          8.0

TAX EXEMPT COMMERCIAL PAPER                                  5.4

CERTIFICATES OF PARTICIPATION                                3.7

TAX AND REVENUE ANTICIPATION NOTES                           3.0

REGISTERED INVESTMENT COMPANIES                              1.5

                      DIVERSIFIED MONEY MARKET FUND

SECTOR                                                       % OF
                                                          PORTFOLIO

COMMERCIAL PAPER                                            56.0%

CERTIFICATES OF DEPOSIT                                     35.9

CORPORATE OBLIGATIONS                                        5.3

PROMISSARY NOTE                                              1.4

VARIABLE RATE DEMAND NOTES                                   0.8

REPURCHASE AGREEMENT                                         0.6

                       U.S. GOVERNMENT MONEY MARKET FUND

SECTOR                                                       % OF
                                                          PORTFOLIO

REPURCHASE AGREEMENTS                                       46.9%

U.S. GOVERNMENT AGENCY OBLIGATIONS                          42.2

VARIABLE RATE DEMAND NOTES                                  10.9

                      100% U.S. TREASURY MONEY MARKET FUND

SECTOR                                                       % OF
                                                          PORTFOLIO

U.S. TREASURY BILLS                                        100.0%

CALIFORNIA TAX-FREE MONEY MARKET FUND*

PERFORMANCE

As of January 31, 2008, HighMark California Tax-Free Money Market Fund (the "Fund") produced a seven-day effective yield of 2.16% (Fiduciary Shares)**. Using a combined federal and California state income tax rate of 34.30%, the seven-day effective yield is equivalent to a 3.29% taxable yield.

FACTORS AFFECTING PERFORMANCE

During the first half of the fiscal year, the Federal Reserve lowered short-term interest rates to 3.00% from 5.25% as the economic outlook showed signs of slowing, primarily induced by the declining housing and mortgage industries. The housing market negatively impacted many other financial industries, including major commercial banks and municipal bond insurers. Municipal note yields decreased from 3.68% to 1.89%, reflecting a lower interest rate environment and expectations that the Federal Reserve would continue to lower rates in the near term. The Fund maintained a shorter average weighted maturity than its peer group, extending selectively during the reporting period.

California's long-term ratings from the three major rating agencies were unchanged at A1/A+/A+ from July of this past year.

As of January 31, 2008, the Fund's weighted average maturity was 11 days, down from 22 days.

 * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

**    The seven-day effective yields, as of January 31, 2008, are as follows:

                                           CLASS A   CLASS S
                                           SHARES     SHARES
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund       1.91%     1.65%


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

TAXABLE MONEY MARKET FUNDS*

PERFORMANCE

As of January 31, 2008, HighMark 100% U.S. Treasury Money Market Fund produced a seven-day effective yield of 2.32% (Fiduciary Shares)**. For the same period, HighMark U.S. Government Money Market Fund produced a seven-day effective yield of 3.34% (Fiduciary Shares)**, and HighMark Diversified Money Market Fund produced a seven-day effective yield of 4.25% (Fiduciary Shares)**.

FACTORS AFFECTING PERFORMANCE

The six month reporting period saw a dramatic decline in the general level of short-term interest rates in response to losses in the sub-prime segments of the mortgage market and the associated turmoil in trading of securities comprised of these types of assets. During the reporting period the Federal Reserve Board lowered the overnight federal funds level five times, from 5.25% to 3% as of January 30, 2008.

A reassessment of risk by investors prompted a flight to quality, which caused an increase in the price of U.S. Treasury bills and a decrease in yields to extremely low levels. Supply in the Treasury bill market, which is historically light during the third and fourth quarters of each year, magnified these price pressures.

During the reporting period, HighMark 100% U.S. Treasury Money Market Fund often opted for the shortest maturity Treasury bill in lieu of locking in ultra-low yields in a longer instrument. Consequently, the Fund's average life lagged the peer universe toward year-end.

Investors' demand for safety spilled over into the U.S. Government Agency market, also driving down yields. HighMark U.S. Government Money Market Fund did have an opportunity to extend average life in October and November, after which time the Fund resumed its strategy of primarily investing in overnight repurchase agreement transactions.

During the reporting period, HighMark Diversified Money Market Fund successfully avoided the purchase of riskier types of asset backed commercial paper and focused on balancing safety with yield. While the Fund did not suspend purchases of this asset type, it did limit most new investments to a shorter maturity. As interest rates fell, the Diversified Money Market Fund extended the maturity of investments by investing in high quality bank certificates of deposit.

 * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

**    The seven-day effective yields, as of January 31, 2008, are as follows:

                                           CLASS A   CLASS B   CLASS C   CLASS S
                                           SHARES    SHARES    SHARES    SHARES
   -----------------------------------------------------------------------------
   Diversified Money Market Fund            3.99%      n/a       n/a      3.73%
   U.S. Government Money Market Fund        3.08%     2.37%     2.62%     3.34%
   100% U.S. Treasury Money Market Fund     2.06%      n/a       n/a      1.81%

The yields reflect voluntary waivers in place with the Distributor; without such waivers, yields would be lower (see Note 3 in notes to financial statements).


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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in your Fund's Prospectus. If these fees were applied to your account, your costs would be higher.

                                                      BEGINNING     ENDING        NET       EXPENSES
                                                       ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                                        VALUE        VALUE      EXPENSE      DURING
                                                       8/1/07       1/31/08      RATIOS     PERIOD*
----------------------------------------------------------------------------------------------------
BALANCED FUND
----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   984.30      0.96%      $ 4.76
Class A Shares ...................................     1,000.00       983.00      1.21%        6.01
Class B Shares ...................................     1,000.00       980.50      1.81%        8.99
Class C Shares ...................................     1,000.00       979.90      1.81%        8.99

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,020.34      0.96%      $ 4.85
Class A Shares ...................................     1,000.00     1,019.08      1.21%        6.12
Class B Shares ...................................     1,000.00     1,019.08      1.21%        6.12
Class C Shares ...................................     1,000.00     1,016.06      1.81%        9.15
----------------------------------------------------------------------------------------------------
COGNITIVE VALUE FUND
----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   891.20      0.96%      $ 4.55
Class A Shares ...................................     1,000.00       890.50      1.36%        6.44
Class C Shares ...................................     1,000.00       886.30      1.96%        9.27
Class M Shares ...................................     1,000.00       891.10      0.95%        4.53

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,020.32      0.96%      $ 4.87
Class A Shares ...................................     1,000.00     1,018.32      1.36%        6.87
Class C Shares ...................................     1,000.00     1,015.30      1.96%        9.91
Class M Shares ...................................     1,000.00     1,020.34      0.95%        4.84

                                                      BEGINNING     ENDING        NET       EXPENSES
                                                       ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                                        VALUE        VALUE      EXPENSE      DURING
                                                       8/1/07       1/31/08      RATIOS     PERIOD*
----------------------------------------------------------------------------------------------------
CORE EQUITY FUND
----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   919.70      0.91%      $ 4.37
Class A Shares ...................................     1,000.00       919.30      1.20%        5.77
Class B Shares ...................................     1,000.00       915.90      1.80%        8.66
Class C Shares ...................................     1,000.00       916.00      1.80%        8.66

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,020.58      0.91%      $ 4.60
Class A Shares ...................................     1,000.00     1,019.12      1.20%        6.08
Class B Shares ...................................     1,000.00     1,016.09      1.80%        9.12
Class C Shares ...................................     1,000.00     1,016.09      1.80%        9.12
----------------------------------------------------------------------------------------------------
ENHANCED GROWTH FUND
----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   926.80      1.10%      $ 5.32
Class A Shares ...................................     1,000.00       925.30      1.35%        6.54
Class C Shares ...................................     1,000.00       921.90      1.95%        9.43
Class M Shares ...................................     1,000.00       926.80      0.95%        4.60

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,019.61      1.10%      $ 5.58
Class A Shares ...................................     1,000.00     1,018.34      1.35%        6.85
Class C Shares ...................................     1,000.00     1,015.33      1.95%        9.88
Class M Shares ...................................     1,000.00     1,020.36      0.95%        4.82


--------------------------------------------------------------------------------
40                                 1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                                      BEGINNING     ENDING        NET       EXPENSES
                                                       ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                                        VALUE        VALUE      EXPENSE      DURING
                                                       8/1/07       1/31/08      RATIOS     PERIOD*
-----------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   937.20      1.30%      $  6.33
Class A Shares ...................................     1,000.00       936.00      1.49%         7.25
Class C Shares ...................................     1,000.00       934.00      2.19%        10.66
Class M Shares ...................................     1,000.00       937.70      1.19%         5.80

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,018.60      1.30%      $  6.60
Class A Shares ...................................     1,000.00     1,017.65      1.49%         7.56
Class C Shares ...................................     1,000.00     1,014.12      2.19%        11.10
Class M Shares ...................................     1,000.00     1,019.15      1.19%         6.04
-----------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   964.10      0.92%      $  4.55
Class A Shares ...................................     1,000.00       963.70      1.20%         5.92
Class B Shares ...................................     1,000.00       959.90      1.80%         8.87
Class C Shares ...................................     1,000.00       961.00      1.80%         8.88

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,020.50      0.92%      $  4.68
Class A Shares ...................................     1,000.00     1,019.10      1.20%         6.09
Class B Shares ...................................     1,000.00     1,016.08      1.80%         9.13
Class C Shares ...................................     1,000.00     1,016.08      1.80%         9.13
-----------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   932.30      0.90%      $  4.36
Class A Shares ...................................     1,000.00       931.20      1.16%         5.61
Class B Shares ...................................     1,000.00       928.60      1.76%         8.52
Class C Shares ...................................     1,000.00       928.50      1.76%         8.52

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,020.63      0.90%      $  4.56
Class A Shares ...................................     1,000.00     1,019.33      1.16%         5.86
Class B Shares ...................................     1,000.00     1,016.30      1.76%         8.91
Class C Shares ...................................     1,000.00     1,016.30      1.76%         8.91
-----------------------------------------------------------------------------------------------------
SMALL CAP ADVANTAGE FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   861.50      1.29%      $  6.02
Class A Shares ...................................     1,000.00       860.00      1.59%         7.45
Class C Shares ...................................     1,000.00       857.40      2.20%        10.25

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,018.67      1.29%      $  6.53
Class A Shares ...................................     1,000.00     1,017.12      1.59%         8.08
Class C Shares ...................................     1,000.00     1,014.10      2.20%        11.11

                                                      BEGINNING     ENDING        NET       EXPENSES
                                                       ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                                        VALUE        VALUE      EXPENSE      DURING
                                                       8/1/07       1/31/08      RATIOS     PERIOD*
-----------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   875.40      1.35%      $  6.37
Class A Shares ...................................     1,000.00       874.60      1.61%         7.56
Class B Shares ...................................     1,000.00       871.40      2.21%        10.38
Class C Shares ...................................     1,000.00       871.90      2.21%        10.38

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,018.34      1.35%      $  6.85
Class A Shares ...................................     1,000.00     1,017.07      1.61%         8.14
Class B Shares ...................................     1,000.00     1,014.05      2.21%        11.17
Class C Shares ...................................     1,000.00     1,014.05      2.21%        11.17
-----------------------------------------------------------------------------------------------------
VALUE MOMENTUM
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   957.40      0.94%      $  4.64
Class A Shares ...................................     1,000.00       956.40      1.20%         5.91
Class B Shares ...................................     1,000.00       953.30      1.80%         8.85
Class C Shares ...................................     1,000.00       953.10      1.80%         8.85

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,020.40      0.94%      $  4.79
Class A Shares ...................................     1,000.00     1,019.10      1.20%         6.10
Class B Shares ...................................     1,000.00     1,016.07      1.80%         9.14
Class C Shares ...................................     1,000.00     1,016.07      1.80%         9.14
-----------------------------------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   941.90      0.32%      $  1.58
Class A Shares ...................................     1,000.00       940.50      0.58%         2.81
Class C Shares ...................................     1,000.00       937.50      1.28%         6.23

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,023.51      0.32%      $  1.64
Class A Shares ...................................     1,000.00     1,022.24      0.58%         2.93
Class C Shares ...................................     1,000.00     1,018.71      1.28%         6.49
-----------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   932.30      0.29%      $  1.42
Class A Shares ...................................     1,000.00       930.70      0.58%         2.81
Class C Shares ...................................     1,000.00       926.70      1.29%         6.24

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,023.67      0.29%      $  1.49
Class A Shares ...................................     1,000.00     1,022.23      0.58%         2.94
Class C Shares ...................................     1,000.00     1,018.66      1.29%         6.54


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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                                                      BEGINNING     ENDING        NET       EXPENSES
                                                       ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                                        VALUE        VALUE      EXPENSE      DURING
                                                       8/1/07       1/31/08      RATIOS     PERIOD*
-----------------------------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   965.30      0.31%      $  1.52
Class A Shares ...................................     1,000.00       963.90      0.56%         2.75
Class C Shares ...................................     1,000.00       960.80      1.26%         6.21

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,023.59      0.31%      $  1.56
Class A Shares ...................................     1,000.00     1,022.33      0.56%         2.84
Class C Shares ...................................     1,000.00     1,018.81      1.26%         6.39
-----------------------------------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $   998.10      0.38%      $  1.90
Class A Shares ...................................     1,000.00       996.90      0.63%         3.15
Class C Shares ...................................     1,000.00       993.50      1.33%         6.66

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,023.24      0.38%      $  1.92
Class A Shares ...................................     1,000.00     1,021.98      0.63%         3.19
Class C Shares ...................................     1,000.00     1,018.45      1.33%         6.75
-----------------------------------------------------------------------------------------------------
BOND FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $ 1,062.60      0.75%      $  3.91
Class A Shares ...................................     1,000.00     1,061.20      1.01%         5.22
Class B Shares ...................................     1,000.00     1,057.70      1.69%         8.73
Class C Shares ...................................     1,000.00     1,060.30      1.44%         7.44

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,021.35      0.75%      $  3.83
Class A Shares ...................................     1,000.00     1,020.07      1.01%         5.11
Class B Shares ...................................     1,000.00     1,016.65      1.69%         8.56
Class C Shares ...................................     1,000.00     1,017.91      1.44%         7.29
-----------------------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $ 1,050.70      0.50%      $  2.60
Class A Shares ...................................     1,000.00     1,049.60      0.76%         3.89
Class B Shares ...................................     1,000.00     1,045.90      1.46%         7.49
Class C Shares ...................................     1,000.00     1,047.30      1.21%         6.21

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,022.60      0.50%      $  2.56
Class A Shares ...................................     1,000.00     1,021.34      0.76%         3.84
Class B Shares ...................................     1,000.00     1,017.82      1.46%         7.38
Class C Shares ...................................     1,000.00     1,019.07      1.21%         6.12
-----------------------------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $ 1,051.30      0.28%      $  1.46
Class A Shares ...................................     1,000.00     1,051.00      0.53%         2.75

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,023.71      0.28%      $  1.44
Class A Shares ...................................     1,000.00     1,022.45      0.53%         2.71

                                                      BEGINNING     ENDING        NET       EXPENSES
                                                       ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                                        VALUE        VALUE      EXPENSE      DURING
                                                       8/1/07       1/31/08      RATIOS     PERIOD*
-----------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $1,042.40       0.65%      $  3.36
Class A Shares ...................................     1,000.00    1,041.10       0.92%         4.74
Class C Shares ...................................     1,000.00    1,038.60       1.37%         7.04

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,021.85      0.65%      $  3.32
Class A Shares ...................................     1,000.00     1,020.50      0.92%         4.69
Class C Shares ...................................     1,000.00     1,018.23      1.37%         6.97
-----------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $ 1,014.80      0.48%      $  2.45
Class A Shares ...................................     1,000.00     1,013.50      0.74%         3.72
Class S Shares ...................................     1,000.00     1,012.20      0.99%         4.98

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,022.70      0.48%      $  2.46
Class A Shares ...................................     1,000.00     1,021.44      0.74%         3.73
Class S Shares ...................................     1,000.00     1,020.18      0.99%         5.00
-----------------------------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $ 1,024.40      0.53%      $  2.72
Class A Shares ...................................     1,000.00     1,023.10      0.79%         3.99
Class S Shares ...................................     1,000.00     1,021.90      1.04%         5.26

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,022.45      0.53%      $  2.71
Class A Shares ...................................     1,000.00     1,021.19      0.79%         3.99
Class S Shares ...................................     1,000.00     1,019.93      1.04%         5.26
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $ 1,021.60      0.53%      $  2.71
Class A Shares ...................................     1,000.00     1,020.30      0.78%         3.98
Class B Shares ...................................     1,000.00     1,016.70      1.49%         7.53
Class C Shares ...................................     1,000.00     1,018.00      1.23%         6.26
Class S Shares ...................................     1,000.00     1,019.00      1.04%         5.25

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,022.46      0.53%      $  2.71
Class A Shares ...................................     1,000.00     1,021.20      0.78%         3.98
Class B Shares ...................................     1,000.00     1,017.67      1.49%         7.53
Class C Shares ...................................     1,000.00     1,018.93      1.23%         6.26
Class S Shares ...................................     1,000.00     1,019.93      1.04%         5.26
-----------------------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .................................   $ 1,000.00   $ 1,016.80      0.53%      $  2.71
Class A Shares ...................................     1,000.00     1,015.50      0.79%         3.98
Class S Shares ...................................     1,000.00     1,014.30      1.03%         5.24

HYPOTHETICAL
Fiduciary Shares .................................   $ 1,000.00   $ 1,022.45      0.53%      $  2.71
Class A Shares ...................................     1,000.00     1,021.19      0.79%         3.99
Class S Shares ...................................     1,000.00     1,019.94      1.03%          5.2

* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period).


--------------------------------------------------------------------------------
42                                 1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 64.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.2%
      Coach*                                              4,005   $         128
      Comcast, Cl A*                                     11,758             213
      Entravision Communications, Cl A* (A)              18,140             128
      Kohl's*                                             4,262             194
      Lamar Advertising, Cl A (A)                         7,295             315
      News, Cl B (A)                                     18,325             356
      Nordstrom                                           4,005             156
      Staples (A)                                         9,245             221
      Starbucks* (A)                                      4,805              91
      Tiffany (A)                                         4,105             164
                                                                  -------------
                                                                          1,966
                                                                  -------------
   CONSUMER STAPLES - 8.6%
      Altria Group (A)                                    5,935             450
      Avon Products                                       3,195             112
      Colgate-Palmolive                                   4,435             341
      CVS Caremark                                       13,200             516
      Kellogg                                             4,580             219
      PepsiCo                                             7,120             486
      Procter & Gamble (A)                               12,695             837
      Wal-Mart Stores (A)                                 5,560             283
                                                                  -------------
                                                                          3,244
                                                                  -------------
   ENERGY - 8.2%
      Cameron International*                              4,810             195
      Exxon Mobil                                        12,328           1,065
      Occidental Petroleum                                4,900             333
      Schlumberger                                        2,610             198
      Suncor Energy                                       7,430             698
      Tenaris ADR (A)                                     4,490             180
      Ultra Petroleum*                                    2,160             149
      XTO Energy                                          5,710             298
                                                                  -------------
                                                                          3,116
                                                                  -------------
   FINANCIALS - 8.4%
      American Express                                    3,650             180
      American International Group                       11,687             645
      Bank of America (A)                                16,355             725
      Citigroup                                          12,847             363
      Goldman Sachs Group                                   990             199
      JPMorgan Chase                                     16,308             775
      Wells Fargo (A)                                     8,510             289
                                                                  -------------
                                                                          3,176
                                                                  -------------
   HEALTH CARE - 7.1%
      Abbott Laboratories                                 7,910             445
      Allergan (A)                                        2,135             143
      Gilead Sciences*                                    7,730             353
      Johnson & Johnson                                   2,510             159

--------------------------------------------------------------------------------
Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Medtronic (A)                                       7,405   $         345
      Merck                                               8,380             388
      Novartis ADR                                        6,000             304
      Pfizer                                              7,115             166
      Schering-Plough                                     7,205             141
      WellPoint* (A)                                      3,075             241
                                                                  -------------
                                                                          2,685
                                                                  -------------
   INDUSTRIAL - 9.4%
      Danaher                                             9,050             674
      Emerson Electric (A)                                4,545             231
      General Electric (A)                               44,170           1,564
      Honeywell International                             8,235             486
      Rockwell Automation (A)                             5,600             319
      United Technologies                                 3,800             279
                                                                  -------------
                                                                          3,553
                                                                  -------------
   INFORMATION TECHNOLOGY - 11.6%
      Applied Materials (A)                              10,177             181
      Cisco Systems* (A)                                 29,812             729
      Citrix Systems*                                     7,311             251
      Corning (A)                                        11,387             272
      EMC* (A)                                            7,281             114
      Google, Cl A* (A)                                     321             141
      Intel (A)                                          21,007             444
      International Business Machines (A)                 3,161             332
      Intersil, Cl A (A)                                 17,737             407
      Microsoft                                          23,317             758
      Nokia ADR (A)                                       4,971             181
      Oracle*                                             9,911             202
      Symantec* (A)                                       7,301             130
      Texas Instruments                                   8,751             268
                                                                  -------------
                                                                          4,410
                                                                  -------------
   MATERIALS - 2.3%
      Alcoa                                               5,885             195
      Praxair                                             6,495             526
      Weyerhaeuser (A)                                    2,000             135
                                                                  -------------
                                                                            856
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.1%
      Verizon Communications (A)                         10,855             422
                                                                  -------------
   UTILITIES - 2.2%
      Cleco (A)                                          15,995             413
      Exelon (A)                                          2,030             155
      ITC Holdings (A)                                    5,155             272
                                                                  -------------
                                                                            840
                                                                  -------------

      TOTAL COMMON STOCK
         (Cost $21,117)                                                  24,268
                                                                  -------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 13.5%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.500%, 11/01/09                           $        23   $          23
         6.000%, 09/01/17                                   121             125
         6.000%, 02/01/28                                    65              68
         5.500%, 08/01/21                                   245             251
         5.000%, 10/01/20                                    49              49
         4.500%, 03/01/18                                    45              45
         4.500%, 05/01/19                                    61              61
      FHLMC, CMO REMIC, Ser 1626, Cl PT
         6.000%, 12/15/08                                    22              22
      FNMA
         8.000%, 08/01/24                                     5               5
         8.000%, 05/01/25                                    30              33
         8.000%, 07/01/26                                     7               7
         7.500%, 09/01/26                                     6               6
         7.000%, 09/01/25                                    10              11
         7.000%, 07/01/26                                    21              22
         7.000%, 09/01/26                                    10              10
         7.000%, 12/01/27                                    24              25
         6.500%, 05/01/14                                    65              68
         6.500%, 03/01/24                                     7               7
         6.500%, 01/01/28                                    27              28
         6.500%, 05/01/29                                    16              17
         6.000%, 08/01/14                                   111             115
         6.000%, 02/01/17                                   126             131
         6.000%, 03/01/28                                    20              21
         6.000%, 03/01/28                                    58              61
         6.000%, 05/01/28                                    24              25
         5.500%, 12/01/17                                   124             128
         5.500%, 11/01/33                                   235             239
         5.500%, 09/01/34                                   196             199
         5.500%, 04/01/36                                   354             359
         5.000%, 12/01/17                                    41              42
         5.000%, 04/01/18                                   207             211
         5.000%, 05/01/18                                   225             228
         5.000%, 11/01/18                                    17              17
         5.000%, 03/01/34                                   145             145
         5.000%, 08/01/34                                   194             194
         5.000%, 07/01/35                                   207             206
         4.500%, 02/01/19                                   142             142
         4.500%, 05/01/19                                   354             355
         4.500%, 06/01/19                                    48              48
         4.500%, 07/01/20                                   294             295
         4.000%, 09/01/18                                    33              33
         4.000%, 05/01/19                                   395             389
      FNMA, CMO REMIC Ser 25, Cl CD,
         3.500%, 03/25/17                                   194             193

--------------------------------------------------------------------------------
Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
   (CONTINUED)
--------------------------------------------------------------------------------
      GNMA
         7.500%, 05/15/24                           $        13   $          14
         7.500%, 09/15/25                                    10              11
         7.500%, 09/15/26                                    12              13
         7.500%, 01/15/27                                    11              11
         7.000%, 02/15/26                                    25              26
         7.000%, 08/15/26                                    14              15
         7.000%, 10/15/27                                    27              29
         7.000%, 03/15/29                                    31              33
         6.500%, 09/15/08                                     7               7
         6.500%, 06/15/23                                     5               6
         6.500%, 04/15/26                                    12              13
         6.500%, 05/15/28                                    27              28
         6.500%, 01/15/29                                    38              40
         6.000%, 11/15/08                                     7               7
         6.000%, 02/15/29                                   140             145
         6.000%, 04/15/29                                    64              67
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $5,008)                                                    5,124
                                                                  -------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 10.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.2%
      News America
         5.300%, 12/15/14                                   100             101
      Comcast Cable Communications
         6.875%, 06/15/09                                   150             155
      Time Warner Entertainment
         8.375%, 03/15/23                                   175             201
                                                                  -------------
                                                                            457
                                                                  -------------
   CONSUMER STAPLES - 0.3%
      Safeway
         7.500%, 09/15/09                                   100             106
                                                                  -------------
   ENERGY - 0.7%
      Knight
         7.250%, 03/01/28                                   275             249
                                                                  -------------
   FINANCIALS - 3.4%
      Associates
         6.950%, 11/01/18                                   175             195
      Citigroup
         6.200%, 03/15/09                                   150             154
      GE Global Insurance
         7.750%, 06/15/30                                   200             228
      HSBC Bank USA
         3.875%, 09/15/09                                   200             200

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
44                                 1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Lehman Brothers Holdings, MTN
         5.625%, 01/24/13                           $       125   $         127
      Morgan Stanley
         6.750%, 04/15/11                                   200             213
      Wachovia
         3.625%, 02/17/09                                   175             173
                                                                  -------------
                                                                          1,290
                                                                  -------------
   FOREIGN GOVERNMENTS - 1.3%
      Hydro Quebec, Ser HY
         8.400%, 01/15/22                                   150             205
      Pemex Project Funding Master Trust (A)
         9.125%, 10/13/10                                   250             280
                                                                  -------------
                                                                            485
                                                                  -------------
   HEALTH CARE - 1.2%
      Abbott Laboratories
         5.600%, 11/30/17                                   100             104
      HCA
         7.875%, 02/01/11                                   200             197
      United Health Group
         5.250%, 03/15/11                                   150             153
                                                                  -------------
                                                                            454
                                                                  -------------
   INDUSTRIAL - 0.4%
      General Electric
         5.000%, 02/01/13                                   150             154
                                                                  -------------
   INFORMATION TECHNOLOGY - 0.9%
      Cisco Systems
         5.250%, 02/22/11                                   175             182
      International Business Machines
         6.500%, 01/15/28                                   100             106
         5.700%, 09/14/17                                    50              53
                                                                  -------------
                                                                            341
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.4%
      Bell Atlantic Maryland
         8.000%, 10/15/29                                    75              87
      New England Telephone & Telegraph
         7.875%, 11/15/29                                    50              57
                                                                  -------------
                                                                            144
                                                                  -------------
   UTILITIES - 0.9%
      Baltimore Gas & Electric, MTN, Ser G
         5.780%, 10/01/08                                   150             152

--------------------------------------------------------------------------------
Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                           $       200   $         202
                                                                  -------------
                                                                            354
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $4,052)                                                    4,034
                                                                  -------------

--------------------------------------------------------------------------------
   MASTER NOTE - 3.3%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.325%, 02/06/08                                 1,250           1,250
                                                                  -------------
      TOTAL MASTER NOTE
         (Cost $1,250)                                                    1,250
                                                                  -------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 4.0%
--------------------------------------------------------------------------------
      CenterPoint Energy Transition Bond Co. II
         Ser A, Cl A3
         5.090%, 02/01/14                                   225             233
      Chase Mortgage Finance,
         Ser 2004-S1, Cl A3
         5.500%, 02/25/19                                   219             223
      Citibank Credit Card Master Trust,
         Ser 1999-2, Cl A
         5.875%, 03/10/11                                    15              15
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                                   294             295
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, Cl A3 (A)
         5.403%, 07/12/34                                   125             127
      PG&E Energy Recovery Funding Trust,
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                                   200             207
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                                   120             123
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                                   289             290
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $1,468)                                                    1,513
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 3.7%
--------------------------------------------------------------------------------
      U. S. Treasury Bonds
         8.125%, 08/15/19 (A)                               100             139
         7.250%, 05/15/16                                   500             632
         7.125%, 02/15/23 (A)                               100             132

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      U.S. Treasury Inflation Index Note (A)
         3.000%, 07/15/12                           $       375   $         485
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $1,300)                                                    1,388
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 20.3%
--------------------------------------------------------------------------------
      Deutsche Bank
         1.75%, dated 01/31/08, matures on
         02/01/08, repurchase price $1,514,004
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,440,000,
         4.75%, 02/15/37, total market
         value $1,544,650)                                1,514           1,514
      Greenwich Capital (B)
         3.275%, dated 01/31/08, matures on
         02/01/08, repurchase price $3,000,273
         (collaterized by portions of various
         corporate obligations, ranging in par
         value from $369,485 - $79,985,000,
         0.000% - 6.039%, 08/25/32 - 07/15/44,
         total market value $3,135,278)                   3,000           3,000
      Lehman Brothers (B)
         3.205%, dated 01/31/08, matures on
         02/01/08, repurchase price $3,148,248
         (collaterized by a corporate
         obligation, par value $3,147,967,
         5.500%, 01/15/10, total market value
         $3,196,818)                                      3,148           3,148
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $7,662)                                                    7,662
                                                                  -------------
   TOTAL INVESTMENTS - 119.6%
      (Cost $41,857)                                                     45,239
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (19.6)%                             (7,408)
                                                                  -------------

   NET ASSETS - 100.0%                                            $      37,831
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $7,155 (000).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
CMO - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER - SERIES

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
46                                 1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 96.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.9%
      Aftermarket Technology*                             9,900   $         252
      Aldila                                             15,600             249
      Barnes & Noble                                      8,400             285
      Buckle                                              9,700             403
      California Coastal Communities* (A)                44,700             325
      Cooper Tire & Rubber (A)                           17,600             300
      CSS Industries                                      7,900             230
      DG Fastchannel* (A)                                14,500             307
      Dollar Tree Stores*                                 9,400             263
      Dorman Products*                                   18,100             200
      Dress Barn* (A)                                    15,500             189
      G-III Apparel Group* (A)                           17,500             234
      Hastings Entertainment*                            27,000             236
      Interactive Data (A)                                9,400             272
      International Speedway, Cl A (A)                   10,400             426
      J Alexander's                                      23,800             210
      Lacrosse Footwear                                  14,800             219
      Luby's* (A)                                        56,800             538
      Men's Wearhouse (A)                                12,900             329
      Monaco Coach (A)                                   25,900             263
      Movado Group (A)                                   22,400             543
      Navarre* (A)                                      111,100             187
      New Frontier Media (A)                             51,200             229
      Phillips-Van Heusen                                12,500             527
      Pomeroy It Solutions*                              34,800             234
      QEP*                                               25,300             237
      Saga Communications, Cl A*                         35,400             206
      Stage Stores (A)                                   12,750             153
      Steiner Leisure* (A)                                7,000             260
      Strattec Security                                   5,900             222
      Universal Electronics*                              8,600             205
      Warnaco Group* (A)                                 17,000             610
      Wolverine World Wide (A)                           20,700             524
      World Wrestling Entertainment, Cl A                17,700             265
                                                                  -------------
                                                                         10,132
                                                                  -------------
   CONSUMER STAPLES - 4.6%
      Casey's General Stores (A)                         14,500             377
      Corn Products International                        19,500             659
      Flowers Foods (A)                                  15,750             378
      Hain Celestial Group* (A)                           8,300             224
      J&J Snack Foods Corp (A)                           22,500             563
      JM Smucker                                          5,000             234
      National Beverage (A)                              31,280             222
      Natural Alternatives International*                30,400             258
      Oil-Dri Corp of America                            12,900             259
      Performance Food Group* (A)                         9,900             313
      Pricesmart (A)                                     20,200             575

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   CONSUMER STAPLES - (CONTINUED)
      WD-40 (A)                                           6,000   $         202
                                                                  -------------
                                                                          4,264
                                                                  -------------
   ENERGY - 7.7%
      Basic Energy Services* (A)                         23,200             415
      Bois d'Arc Energy*                                 24,500             469
      CE Franklin*                                       26,600             170
      Global Industries* (A)                             36,500             645
      Gulfmark Offshore* (A)                             14,600             611
      Lufkin Industries (A)                              12,800             677
      Massey Energy (A)                                  24,900             926
      NATCO Group, Cl A*                                  9,900             453
      Newpark Resources* (A)                             52,900             258
      Oil States International* (A)                       8,600             301
      Rosetta Resources*                                 26,200             459
      Royale Energy (A)                                  77,100             215
      Stone Energy* (A)                                   9,000             369
      T-3 Energy Services, Cl 3*                         19,400             873
      Union Drilling* (A)                                20,600             317
                                                                  -------------
                                                                          7,158
                                                                  -------------
   FINANCIALS - 20.5%
      Ameris Bancorp (A)                                 16,900             267
      Amerisafe*                                         15,000             206
      AmeriServ Financial* (A)                           87,400             279
      Aspen Insurance Holdings                           23,600             666
      Bancorp* (A)                                       18,700             272
      Bancorpsouth (A)                                   12,200             299
      Bank of Granite (A)                                22,000             262
      Banner (A)                                         13,800             356
      Cash America International (A)                     26,900             875
      City Bank (A)                                      16,900             370
      City Holding                                        7,600             292
      City National                                       4,300             245
      Community Trust Bancorp (A)                        12,400             358
      Cooperative Bankshares (A)                         18,100             231
      Cowlitz Bancorp*                                   19,100             174
      Delphi Financial Group, Cl A (A)                   18,350             576
      Eastern Insurance Holdings                         16,100             263
      Education Realty Trust REIT                        38,300             451
      Entertainment Properties Trust REIT (A)             8,300             411
      FelCor Lodging Trust REIT (A)                      12,300             166
      First Mariner Bancorp* (A)                         38,900             276
      First Niagara Financial Group (A)                  16,800             214
      First Security Group                               27,000             232
      Hallmark Financial Services* (A)                   16,900             220
      Harleysville Group                                 20,500             731
      Heritage Commerce (A)                              14,000             265
      International Bancshares                           14,000             290
      Kite Realty Group Trust REIT                       18,100             238

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      LTC Properties REIT (A)                            19,700   $         513
      Mercer Insurance Group                             14,600             255
      MetroCorp Bancshares                               19,600             249
      MicroFinancial                                     44,400             253
      Mid-America Apartment Communities
         REIT (A)                                         5,000             229
      National Health Investors REIT (A)                 17,400             514
      Navigators Group*                                   7,700             445
      NewStar Financial* (A)                             18,600             162
      Nicholas Financial* (A)                            33,100             242
      Northrim BanCorp                                   12,800             266
      Odyssey Re Holdings                                22,900             870
      Oppenheimer Holdings, Cl A (A)                      6,500             283
      Philadelphia Consolidated Holding*                  7,500             268
      PMC Commercial Trust REIT                          21,000             217
      Premierwest Bancorp (A)                            22,300             252
      Procentury                                         17,500             257
      PS Business Parks REIT (A)                          6,000             301
      Raymond James Financial                             9,600             270
      Riverview Bancorp (A)                              19,200             229
      Specialty Underwriters' Alliance*                  43,700             218
      SWS Group (A)                                      15,700             241
      Texas Capital Bancshares*                          13,300             232
      United America Indemnity, Cl A*                    33,300             683
      United Western Bancorp (A)                         12,300             237
      Urstadt Biddle Properties, Cl A REIT (A)           25,400             392
      Whitney Holding (A)                                16,200             435
      Wilmington Trust (A)                               18,500             645
      Winthrop Realty Trust REIT (A)                     94,300             534
                                                                  -------------
                                                                         19,177
                                                                  -------------
   HEALTH CARE - 7.2%
      Allied Healthcare International*                   97,600             219
      Allion Healthcare*                                 38,800             231
      AMN Healthcare Services* (A)                       15,200             237
      Analogic                                            9,350             552
      DRAXIS Health* (A)                                 66,400             244
      Escalon Medical* (A)                               65,100             248
      Hanger Orthopedic Group*                           22,900             212
      Harvard Bioscience*                                63,800             281
      HealthTronics*                                     57,500             233
      Home Diagnostics*                                  28,600             229
      Kewaunee Scientific                                18,000             315
      Lannett* (A)                                       65,600             197
      Medcath* (A)                                       27,000             672
      Mediware Information Systems*                      38,200             271
      Memry*                                            172,500             221
      Osteotech*                                         32,600             192
      Parexel International*                              5,900             321
      Res-Care*                                          18,800             421

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Somanetics*                                        14,900   $         399
      STERIS                                             23,100             572
      Theragenics*                                       61,900             240
      Varian* (A)                                         3,800             206
                                                                   ------------
                                                                          6,713
                                                                   ------------
   INDUSTRIAL - 20.5%
      ABM Industries (A)                                 19,700             408
      Acuity Brands                                       8,200             373
      AirNet Systems*                                   133,800             241
      Ampco-Pittsburgh                                   12,100             469
      Apogee Enterprises (A)                             15,500             270
      Applied Industrial Technologies (A)                18,300             552
      Atlas Air Worldwide Holdings* (A)                  10,500             524
      Belden CDT                                          5,900             250
      CDI (A)                                            25,900             504
      Chart Industries* (A)                              19,900             504
      Columbus McKinnon*                                 12,400             317
      Comfort Systems USA                                55,600             682
      Con-way (A)                                         5,700             277
      Curtiss-Wright (A)                                  5,000             208
      Danaos                                             10,000             269
      Deswell Industries                                 41,100             250
      Eastern                                            14,300             247
      Ecology And Environment, Cl A                      23,800             260
      EMCOR Group*                                       23,700             520
      Ennis (A)                                          20,600             326
      EnPro Industries*                                  13,200             396
      Espey Manufacturing & Electronics                  13,500             262
      Gardner Denver* (A)                                19,900             646
      GeoEye*                                            15,700             549
      Gorman-Rupp (A)                                    17,875             491
      ICF International* (A)                             17,100             443
      Integrated Electrical Services* (A)                13,300             180
      Interface, Cl A                                    27,900             445
      Kansas City Southern*                              10,500             377
      Kreisler Manufacturing*                            19,500             248
      Lennox International                               20,300             754
      LSI Industries (A)                                 22,300             274
      Mueller Industries (A)                              8,700             244
      Nashua*                                            22,700             229
      Regal-Beloit (A)                                   12,100             459
      Robbins & Myers (A)                                 9,100             603
      Simclar* (A)                                       56,600             240
      SkyWest                                            22,700             591
      SL Industries*                                     13,800             277
      Steelcase, Cl A                                    39,800             610
      Superior Essex* (A)                                12,700             305
      Thomas & Betts*                                    16,500             747
      Twin Disc                                          15,600             236

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
48                               1.800.433.6884
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      U.S. Home Systems* (A)                             43,100   $         240
      URS*                                               16,700             733
      Virco Manufacturing                                32,500             208
      Waste Industries USA (A)                           18,100             655
      Xerium Technologies (A)                            47,000             224
                                                                  -------------
                                                                         19,117
                                                                  -------------
   INFORMATION TECHNOLOGY - 12.9%
      Alliance Fiber Optic Products*                    146,000             257
      Analysts International*                           159,900             218
      ATMI*                                              13,400             353
      AVX (A)                                            21,100             275
      Catalyst Semiconductor*                            42,600             182
      Communications Systems                             25,100             267
      Computer Task Group*                               51,900             217
      Convergys*                                         23,300             361
      Credence Systems* (A)                             116,300             152
      CSP*                                                2,500              18
      CTS                                                28,600             303
      Eagle Test Systems* (A)                            23,800             283
      Edgewater Technology*                              35,200             235
      EMS Technologies* (A)                              12,600             346
      En Pointe Technologies*                            68,400             133
      Forgent Networks*                                 197,200             134
      Greenfield Online* (A)                             21,900             282
      GTSI*                                              26,700             240
      Insight Enterprises*                               14,500             251
      Integrated Silicon Solution* (A)                   43,900             257
      Littelfuse*                                         8,500             258
      MasTec*                                            29,900             250
      Mattson Technology*                                66,900             381
      Methode Electronics                                27,000             327
      MKS Instruments*                                   19,400             361
      NetScout Systems*                                  44,400             436
      Network Engines* (A)                              155,200             242
      NU Horizons Electronics* (A)                       37,400             211
      OPNET Technologies* (A)                            29,100             265
      Park Electrochemical (A)                           14,300             339
      PC Connection*                                     19,889             250
      Peerless Systems*                                 122,400             291
      Pegasystems                                        48,500             476
      Performance Technologies*                          52,500             278
      Pfsweb* (A)                                       203,900             218
      RADVision*                                         25,000             251
      Relm Wireless (A)                                  69,000             187
      SMTC* (A)                                         152,500             200
      Spectrum Control*                                  24,300             223
      Technitrol (A)                                     19,900             451
      Tessco Technologies*                               17,000             313
      Trio Tech International* (A)                       23,900             192

--------------------------------------------------------------------------------
Description                                    Shares/Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Viasat* (A)                                        15,000   $         312
      Vicon Industries*                                  33,800             284
      Zoran*                                             22,400             264
                                                                  -------------
                                                                         12,024
                                                                  -------------
   MATERIALS - 7.2%
      American Pacific*                                  15,200             227
      Aptargroup                                         14,900             562
      Arch Chemicals (A)                                 15,400             519
      Cabot                                               6,200             184
      Carpenter Technology (A)                            9,400             579
      Commercial Metals                                  17,400             493
      Core Molding Technologies*                         38,100             273
      FMC                                                13,700             728
      Hawkins                                            18,200             271
      HB Fuller                                          24,300             505
      Innospec                                           23,200             366
      Rock-Tenn, Cl A (A)                                18,300             523
      RPM International (A)                              34,100             738
      Sonoco Products                                     7,900             244
      Stepan                                              8,000             239
      UFP Technologies*                                  42,800             246
                                                                  -------------
                                                                          6,697
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.2%
      Atlantic Telegraph-Network (A)                      6,986             220
                                                                  -------------
   UTILITIES - 4.4%
      Allete (A)                                          9,800             377
      Atmos Energy (A)                                   21,200             609
      Avista (A)                                         23,900             481
      El Paso Electric*                                  23,300             546
      Energen                                             7,000             440
      Laclede Group (A)                                  21,400             719
      Maine & Maritimes*                                  7,600             241
      Southern Union (A)                                 24,541             667
                                                                  -------------
                                                                          4,080
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $92,621)                                                  89,582
                                                                  -------------

--------------------------------------------------------------------------------
   MASTER NOTES - 5.3%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.325%, 02/06/08                           $     2,500           2,500
      JPMorgan (B)
         3.225%, 02/15/08                                 2,500           2,500
                                                                  -------------
      TOTAL MASTER NOTES
         (Cost $5,000)                                                    5,000
                                                                  -------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                    Shares/Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 3.3%
--------------------------------------------------------------------------------
      iShares Russell 2000
         Value Index Fund                                 9,500   $         643
      iShares S&P SmallCap 600
         Value Index Fund                                25,200           1,696
      Rydex S&P Smallcap 600
         Pure Value ETF                                  21,000             723
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $2,696)                                                    3,062
                                                                  -------------

--------------------------------------------------------------------------------
   CERTIFICATE OF DEPOSIT - 2.7%
--------------------------------------------------------------------------------
      National City Bank (B) (C)
         3.275%, 04/18/08                           $     2,500           2,501
                                                                  -------------
      TOTAL CERTIFICATE OF DEPOSIT
         (Cost $2,501)                                                    2,501
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 24.3%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.200%, dated 01/31/08, matures on
         06/05/08, repurchase price $5,000,444
         (collateralized by various corporate
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market value
         $5,250,129)                                      5,000           5,000
      Bear Stearns (B)
         3.225%, dated 01/31/08, matures on
         02/01/08, repurchase price $6,002,592
         (collateralized by various corporate
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market value
         $6,302,316)                                      6,002           6,002
      Deutsche Bank
         1.750%, dated 01/31/08, matures on
         02/01/08, repurchase price $675,718
         (collateralized by a U.S. Treasury Note
         obligation, par value $676,000, 3.125%,
         04/15/09, total market value $689,730)             676             676

--------------------------------------------------------------------------------
Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Greenwich Capital (B)
         3.275%, dated 01/31/08, matures on
         02/01/08, repurchase price $11,001,001
         (collateralized by various corporate
         obligations, ranging in par value from
         $369,485 - $79,985,000, 0.000% -
         6.039%, 08/25/32 - 07/15/44,
         total market value $11,550,502)            $    11,000   $      11,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $22,678)                                                  22,678
                                                                  -------------
   TOTAL INVESTMENTS - 131.7%
         (Cost $125,496)                                                122,823
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (31.7)%                            (29,581)
                                                                  -------------
   NET ASSETS - 100.0%                                            $      93,242
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $27,972 (000).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.

CL - CLASS
ETF - EXCHANGE TRADED FUND
REIT - REAL ESTATE INVESTMENT TRUST
S&P - STANDARD & POOR'S

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
50                               1.800.433.6884
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 99.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.1%
      Brunswick (A)                                      35,399   $         672
      Carnival                                           12,900             574
      Gannett (A)                                        23,299             862
      Home Depot                                         96,594           2,963
      Johnson Controls                                   28,199             998
      Leggett & Platt                                    70,199           1,335
      Lowe's                                             41,799           1,105
      Macy's                                             32,499             898
      Time Warner                                        56,799             894
      Walt Disney (A)                                    14,800             443
                                                                  -------------
                                                                         10,744
                                                                  -------------
   CONSUMER STAPLES - 9.9%
      ConAgra Foods                                      65,699           1,415
      Kimberly-Clark                                     27,304           1,793
      Kroger                                             18,199             463
      Pepsi Bottling Group                              108,498           3,781
      Safeway (A)                                        11,099             344
      Wal-Mart Stores                                    76,299           3,882
                                                                  -------------
                                                                         11,678
                                                                  -------------
   ENERGY - 11.2%
      BP PLC, SP ADR                                     38,199           2,435
      Chevron                                            55,898           4,724
      ConocoPhillips                                     52,928           4,251
      Marathon Oil                                       14,599             684
      Nabors Industries*                                 37,499           1,021
                                                                  -------------
                                                                         13,115
                                                                  -------------
   FINANCIALS - 17.9%
      Allstate                                           56,999           2,808
      American International Group                       36,299           2,002
      Bank of America                                    53,479           2,372
      CIT Group (A)                                      53,399           1,493
      Goldman Sachs Group                                18,110           3,636
      Hartford Financial Services Group                   7,300             590
      JPMorgan Chase                                     71,519           3,401
      Keycorp (A)                                        24,899             651
      Morgan Stanley                                     36,799           1,819
      Safeco (A)                                         14,100             753
      Wachovia                                           20,999             818
      XL Capital, Cl A                                   16,500             742
                                                                  -------------
                                                                         21,085
                                                                  -------------
   HEALTH CARE - 12.4%
      AmerisourceBergen (A)                              13,899             648
      Amgen*                                             28,699           1,337
      Johnson & Johnson                                  79,299           5,017
      King Pharmaceuticals*                              38,999             409
      McKesson                                            6,499             408

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Pfizer                                            225,007   $       5,263
      UnitedHealth Group                                 29,199           1,485
                                                                  -------------
                                                                         14,567
                                                                  -------------
   INDUSTRIAL - 12.2%
      General Electric                                  124,753           4,418
      Northrop Grumman                                   48,458           3,846
      Parker Hannifin                                    47,249           3,194
      Ryder System (A)                                   54,998           2,863
                                                                  -------------
                                                                         14,321
                                                                  -------------
   INFORMATION TECHNOLOGY - 16.8%
      ADC Telecommunications* (A)                        44,399             657
      Affiliated Computer Services, Cl A*                37,799           1,843
      Applied Materials                                 104,899           1,880
      Computer Sciences*                                 11,800             499
      EMC*                                              135,899           2,157
      Intel                                              96,239           2,040
      International Business Machines                    29,360           3,152
      Microsoft                                          82,424           2,687
      Molex                                              10,500             252
      Motorola                                           32,900             379
      Symantec*                                         198,899           3,566
      Yahoo!*                                            32,999             633
                                                                  -------------
                                                                         19,745
                                                                  -------------
   MATERIALS - 4.0%
      Alcoa                                              46,838           1,550
      Dow Chemical                                       69,297           2,679
      International Paper                                12,698             410
                                                                  -------------
                                                                          4,639
                                                                  -------------
   TELECOMMUNICATION SERVICES - 3.0%
      Verizon Communications                             91,793           3,565
                                                                  -------------
   UTILITIES - 2.5%
      DTE Energy                                         37,798           1,612
      Nisource                                           15,698             298
      Pinnacle West Capital                              11,998             461
      Progress Energy                                    11,399             515
                                                                  -------------
                                                                          2,886
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $117,895)                                                116,345
                                                                  -------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATION - 2.1%
--------------------------------------------------------------------------------
      Liquid Funding LLC (B) (C) (D)
         3.070%, 06/11/08                           $     2,500   $       2,500
                                                                  -------------
       TOTAL CORPORATE OBLIGATION
          (Cost $2,500)                                                   2,500
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 3.2%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.225%, dated 01/31/08, matures on
         02/01/08, repurchase price $1,341,083
         (collateralized by various corporate
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market
         value $1,408,047)                                1,341           1,341
      Deutsche Bank
         1.750%, dated 01/31/08, matures on
         02/01/08, repurchase price $1,613,533
         (collateralized by a U.S. Treasury
         obligation, par value $1,535,000,
         4.750%, 02/15/37, total market value
         $1.646,554)                                      1,613           1,613
      Greenwich Capital (B)
         3.275%, dated 01/31/08, matures on
         02/01/08, repurchase price $500,045
         (collateralized by various corporate
         obligations, ranging in par value from
         $369,485 - $79,985,000, 0.000% -
         6.039%, 08/25/32 - 07/15/44, total
         market value $525,023)                             500             500

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Lehman Brothers (B)
         3.205%, dated 01/31/08, matures on
         02/01/08, repurchase price $288,914
         (collateralized by a mortgage obligation,
         par value $12,195, 5.500%, 01/15/10,
         total market value $294,702)               $       289   $         289
                                                                  -------------

      TOTAL REPURCHASE AGREEMENTS
         (Cost $3,743)                                                    3,743
                                                                  -------------
   TOTAL INVESTMENTS - 104.3%
         (Cost $124,138)                                                122,588
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (4.3)%                              (5,108)
                                                                  -------------
   NET ASSETS - 100.0%                                            $     117,480
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $4,462 (000)
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.
(D) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JANUARY 31, 2008 WAS $2,500 (000) AND REPRESENTED 2.1% OF NET ASSETS.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
LLC - LIMITED LIABILITY COMPANY
PLC - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
52                               1.800.433.6884
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                            Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 95.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.6%
      Comcast, Cl A*                                     30,000   $         545
      Garmin ++ (A)                                      14,100           1,017
      IAC/InterActiveCorp*                               18,250             474
                                                                  -------------
                                                                          2,036
                                                                  -------------
   HEALTH CARE - 11.4%
      Alcon++ (A)                                         6,800             966
      Allergan                                           14,000             941
      Amylin Pharmaceuticals* (A)                        13,000             386
      Applera - Applied Biosystems Group                 19,000             599
      BioMarin Pharmaceuticals*                          24,000             889
      Celgene*                                           16,000             898
      Cephalon* (A)                                      14,000             919
      Cerner* (A)                                        15,900             833
      Eli Lilly                                          16,500             850
      Genentech*                                         10,000             702
      Genzyme*                                           10,000             781
      Gilead Sciences*                                   13,000             594
      Hologic* (A)                                       14,000             901
      Invitrogen*                                         8,500             728
      Medicines* (A)                                     40,600             695
      Myriad Genetics* (A)                                9,500             409
      NuVasive* (A)                                      10,000             394
      SuperGen* (A)                                      55,000             180
      Thermo Fisher Scientific*                          17,000             875
      Trizetto Group*                                    60,200           1,175
                                                                  -------------
                                                                         14,715
                                                                  -------------
   INDUSTRIAL - 0.4%
      Monster Worldwide* (A)                             18,400             512
                                                                  -------------
   INFORMATION TECHNOLOGY - 79.9%
      Accenture, Cl A ++                                 30,000           1,039
      Adobe Systems*                                     50,000           1,747
      Akamai Technologies* (A)                           10,050             304
      Altera                                             53,000             895
      Amdocs* ++                                         34,900           1,155
      Amkor Technology* (A)                              29,250             223
      Analog Devices                                     21,650             614
      Anixter International* (A)                          5,550             389
      Apple*                                             35,875           4,856
      Applied Materials                                  85,000           1,523
      Arrow Electronics*                                  9,700             332
      ASML Holding, Cl G ++                              41,777           1,111
      Autodesk*                                          13,500             556
      Automatic Data Processing                          29,800           1,209
      Avnet*                                             26,000             926
      BEA Systems*                                       41,400             774
      Broadcom, Cl A*                                    55,000           1,214
      Cadence Design Systems*                            41,900             425

--------------------------------------------------------------------------------
Description                                            Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Check Point Software Technologies* ++              28,500   $         607
      Ciena*                                             12,000             326
      Cisco Systems*                                    177,000           4,336
      Citrix Systems*                                    15,000             519
      Cognizant Technology Solutions, Cl A*              35,300             985
      Cognos* ++                                         17,600           1,021
      CommScope*                                         11,500             510
      Comtech Telecommunications* (A)                     3,000             134
      Comverse Technology*                               42,000             687
      Corning                                           134,200           3,230
      Dell*                                              35,400             709
      eBay*                                              45,000           1,210
      Electronic Arts*                                   28,000           1,326
      EMC*                                              157,900           2,506
      F5 Networks*                                       16,000             376
      Fiserv*                                            14,000             719
      Flextronics International* ++                      62,000             725
      Formfactor*                                        23,600             572
      GigaMedia* ++                                      20,200             352
      Google, Cl A*                                       9,525           5,375
      Harris                                             13,150             719
      Hewlett-Packard                                    97,700           4,274
      Immersion* (A)                                     22,000             216
      Intel                                             101,450           2,151
      International Business Machines                    27,750           2,979
      Intersil, Cl A                                     32,300             744
      Intuit*                                            21,750             668
      Juniper Networks*                                  70,000           1,900
      Kla-Tencor (A)                                     25,000           1,045
      Lam Research*                                      25,900             994
      Linear Technology (A)                              21,950             607
      Marvell Technology Group* ++                       85,000           1,009
      MasTec* (A)                                        24,400             204
      Maxim Integrated Products                          33,400             657
      McAfee*                                            32,500           1,094
      MEMC Electronic Materials*                         27,550           1,969
      Microchip Technology (A)                           18,000             574
      Microsoft                                         129,950           4,236
      Motorola                                           33,250             383
      National Semiconductor                             34,300             632
      Network Appliance*                                 39,700             922
      Nintendo ADR                                       12,500             779
      Nokia ADR                                          85,600           3,163
      Novatel Wireless* (A)                              10,000             160
      Novellus Systems*                                  15,000             356
      Nvidia*                                            52,425           1,289
      O2Micro International ADR*                         12,000              96
      ON Semiconductor*                                  47,625             309
      Oracle*                                           118,800           2,441

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

ENHANCED GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                    Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Paychex                                            17,900   $         586
      Qualcomm                                           70,600           2,995
      Quality Systems (A)                                13,900             422
      Red Hat*                                           37,700             704
      Research In Motion* ++                             36,000           3,380
      Salesforce.com* (A)                                15,750             823
      Samsung Electronics GDR(B)                          3,000             945
      SanDisk*                                           13,250             337
      SAP ADR (A)                                        25,400           1,214
      Siliconware Precision Industries ADR (A)           94,069             728
      Symantec*                                          42,710             766
      Taiwan Semiconductor Manufacturing
         ADR                                             56,962             529
      Technitrol (A)                                     13,400             304
      Texas Instruments                                  59,700           1,847
      Varian Semiconductor Equipment
         Associates*                                     20,000             644
      Verisign*                                          38,400           1,303
      VMware, Cl A* (A)                                  12,500             708
      Xilinx                                             50,800           1,111
      Yahoo!*                                            69,875           1,340
                                                                  -------------
                                                                        102,773
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.8%
      American Tower, Cl A*                              18,050             677
      Millicom International Cellular* ++ (A)             8,950             948
         NII Holdings* (A)                               14,900             636
                                                                  -------------
                                                                          2,261
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $101,347)                                                122,297
                                                                  -------------

--------------------------------------------------------------------------------
   MASTER NOTES - 3.9%
--------------------------------------------------------------------------------
      Bear Stearns (C)
         3.325%, 02/06/08                           $     2,500           2,500
      JPMorgan (C)
         3.225%, 02/15/08                                 2,500           2,500
                                                                  -------------
      TOTAL MASTER NOTES
         (Cost $5,000)                                                    5,000
                                                                  -------------

--------------------------------------------------------------------------------
Description                                    Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 3.8%
--------------------------------------------------------------------------------
      iShares Dow Jones US Pharmaceuticals
         Index Fund (A)                                  14,000   $         721
      Powershares QQQ (A)                                91,800           4,140
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $5,186)                                                    4,861
                                                                  -------------

-------------------------------------------------------------------------------
   CERTIFICATE OF DEPOSIT - 1.9%
-------------------------------------------------------------------------------
      National City Bank (C) (D)
         3.197%, 04/18/08                           $     2,500           2,501
                                                                  -------------
      TOTAL CERTIFICATE OF DEPOSIT
         (Cost $2,501)                                                    2,501
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 10.5%
--------------------------------------------------------------------------------
      Bear Stearns (C)
         3.225%, dated 01/31/08, matures on
         02/01/08, repurchase price $847,840
         (collateralized by various corporate
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market
         value $890,175)                                    848             848
      Bear Stearns (C)
         3.200%, dated 01/31/08, matures on
         06/05/08, repurchase price $2,500,222
         (collateralized by various corporate
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market
         value $2,625,064)                                2,500           2,500
      Deutsche Bank
         1.750%, dated 01/31/08, matures on
         02/01/08, repurchase price $1,675,381
         (collateralized by U.S. Treasury
         obligations, par values $1,108,000 and
         $369,000, 4.750% and 8.125%, 02/15/37
         and 08/15/19 respectively, total market
         value $1,709,290)                                1,675           1,675

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Greenwich Capital (C)
         3.275%, dated 01/31/08, matures on
         02/01/08, repurchase price $8,500,773
         (collateralized by various corporate
         obligations, ranging in par value from
         $369,485 - $79,985,000, 0.000% - 6.039%,
         08/25/32 - 07/15/44, total market
         value $8,925,388)                          $     8,500   $       8,500
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $13,523)                                                  13,523
                                                                  -------------
   TOTAL INVESTMENTS - 115.2%
      (Cost $127,557)                                                   148,182
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (15.2)%                            (19,537)
                                                                  -------------
   NET ASSETS - 100.0%                                            $     128,645
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $18,663 (000).
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JANUARY 31, 2008 WAS $945 (000) AND REPRESENTED 0.7% OF NET ASSETS.
(C) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
GDR - GLOBAL DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                            Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 93.4%
--------------------------------------------------------------------------------
   AUSTRALIA - 3.1%
      Australia & New Zealand Banking Group^             35,000     $       830
      Babcock & Brown^ (A)                               40,000             671
      BHP Billiton^                                      70,128           2,351
      Commonwealth Bank of Australia^                    28,000           1,261
      CSL^                                               20,000             626
      Incitec Pivot^ (A)                                  7,000             767
      Leighton Holdings^ (A)                             12,000             540
      Macquarie Bank^ (A)                                 8,000             466
      QBE Insurance Group^                               30,000             761
      Rio Tinto^ (A)                                     10,000           1,128
      Woodside Petroleum^                                15,000             634
      Woolworths^                                        35,000             912
      Worleyparsons^                                     20,000             711
                                                                  -------------
                                                                         11,658
                                                                  -------------
   AUSTRIA - 0.3%
      Erste Bank Der Oesterreichischen
         Sparkassen^                                      7,000             381
      OMV^                                                4,330             312
      Telekom Austria^                                    9,000             254
      Voestalpine^                                        5,000             308
                                                                  -------------
                                                                          1,255
                                                                  -------------
   BELGIUM - 0.9%
      Delhaize Group^                                     5,000             383
      Fortis^                                            32,000             716
      Groupe Bruxelles Lambert^                           4,730             550
      InBev^                                              6,400             528
      KBC Groep^                                          5,000             638
      Umicore^                                            3,000             685
                                                                  -------------
                                                                          3,500
                                                                  -------------
   BERMUDA - 0.2%
      SeaDrill* ^ (A)                                    30,000             629
                                                                  -------------
   BRAZIL - 2.1%
      All America Latina Logistica                       42,000             454
      Banco Bradesco ADR (A)                             42,064           1,141
      Banco Itau Holding Financeira ADR (A)              42,000             978
      Cia de Bebidas das Americas ADR (A)                 7,500             533
      Cia Vale do Rio Doce ADR                           70,000           2,098
      Petroleo Brasileiro ADR                            23,000           2,556
                                                                  -------------
                                                                          7,760
                                                                  -------------
   CANADA - 1.8%
      Agnico-Eagle Mines (A)                              9,300             587
      Agrium                                              6,500             419
      CAE                                                23,000             258
      Cameco                                             10,000             339

--------------------------------------------------------------------------------
Description                                            Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   CANADA - (CONTINUED)
      Canadian Natural Resources                          5,000     $       320
      EnCana                                              5,000             330
      HudBay Minerals*                                   16,000             294
      Niko Resources                                      4,500             381
      Potash Corp of Saskatchewan                         7,000             989
      Research In Motion*                                13,000           1,218
      Rogers Communications, Cl B                         6,500             248
      Royal Bank of Canada (A)                            6,000             303
      SouthGobi Energy Resources*                        40,000             376
      Suncor Energy                                       3,000             282
      Teck Cominco (A)                                    7,000             228
      Toronto-Dominion Bank (A)                           4,500             305
                                                                  -------------
                                                                          6,877
                                                                  -------------
   CHINA - 0.4%
      China Coal Energy^                                300,000             701
      China Oilfield Services^                          450,000             820
                                                                  -------------
                                                                          1,521
                                                                  -------------
   CYPRUS - 0.1%
      ProSafe^ (A)                                       35,000             505
                                                                  -------------
   CZECH REPUBLIC - 0.3%
      CEZ^                                               15,000           1,031
                                                                  -------------
   DENMARK - 0.6%
      A P Moller - Maersk^                                   70             693
      Danske Bank^                                       15,000             539
      FLSmidth^                                           5,000             447
      Novo Nordisk^                                      10,000             631
                                                                  -------------
                                                                          2,310
                                                                  -------------
   FINLAND - 2.6%
      Elisa^                                             15,000             428
      Fortum^                                            25,000           1,014
      Metso^                                             17,000             800
      Nokia ADR (A)                                     175,000           6,466
      Rautaruukki^                                       10,000             414
      Sampo^                                             25,000             657
                                                                  -------------
                                                                          9,779
                                                                  -------------
   FRANCE - 8.7%
      Air Liquide^                                        8,000           1,115
      Alstom^                                             5,000           1,010
      AXA^                                               39,311           1,350
      BNP Paribas^                                       17,780           1,764
      Bouygues^                                          15,000           1,156
      Capital Gemini^                                    14,000             763
      Carrefour^                                         14,000             986

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
56                               1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FRANCE - (CONTINUED)
      Cie Generale de Geophysique-Veritas* ^              4,000   $         936
      Compagnie Generale des Etablissements
         Michelin, Cl B^                                  7,500             724
      Credit Agricole^                                   15,100             465
      Euler Hermes^                                       7,500             792
      France Telecom^                                    30,000           1,058
      Groupe Danone^                                     14,000           1,132
      L'Oreal^                                            6,000             740
      Lafarge^                                            5,000             790
      LYMH Moet Hennessy Louis Vuitton^                   6,000             616
      Neuf Cegetel^                                      17,000             884
      Nexans^                                             7,000             774
      Pernod-Ricard^                                      6,000             638
      PPR^                                                6,000             844
      Renault^                                            6,000             685
      Sanofi-Aventis^ (A)                                22,746           1,855
      Schneider Electric^                                 6,000             694
      Societe Generale^ (A)                              11,410           1,433
      Sodexho Alliance^ (A)                              17,000             925
      Suez* ^                                            20,000           1,225
      Total^                                             37,520           2,731
      Unibail-Rodamco REIT^                               2,611             620
      Vallourec^                                          2,200             442
      Veolia Environnement^                              15,750           1,295
      Vinci^                                             12,000             820
      Vivendi^                                           25,500           1,028
                                                                  -------------
                                                                         32,290
                                                                  -------------
   GERMANY - 11.6%
      Adidas^                                            15,000             957
      Allianz^                                            9,590           1,709
      BASF^                                              15,000           1,954
      Bayer^                                             30,000           2,461
      Beiersdorf^                                        15,000           1,158
      Commerzbank^                                       30,900             939
      Continental^                                       10,000           1,038
      DaimlerChrysler^                                   35,000           2,737
      Deutsche Bank^                                      9,000           1,013
      Deutsche Boerse^                                    8,000           1,400
      Deutsche Postbank^                                  7,000             582
      Deutsche Telekom^ (A)                              95,860           1,964
      E.ON^                                              32,000           5,893
      Fresenius Medical Care KGaA^                       20,000           1,029
      GEA Group* ^                                       20,000             618
      KUKA* ^ (A)                                        10,000             317
      Lanxess^                                           19,500             679
      Linde^                                              8,000           1,044
      MAN^                                               12,000           1,479
      Metro^                                              7,000             574
      RWE^                                               15,000           1,841

--------------------------------------------------------------------------------
Description                                            Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   GERMANY - (CONTINUED)
      SAP^ (A)                                           20,000   $         960
      SGL Carbon* ^                                      23,333           1,182
      Siemens^ (A)                                       35,000           4,511
      Software^                                           5,000             380
      ThyssenKrupp^                                      35,000           1,711
      Volkswagen^ (A)                                    10,000           2,265
      Wirecard* ^                                        40,000             622
                                                                  -------------
                                                                         43,017
                                                                  -------------
   GREECE - 0.1%
      National Bank of Greece ^                           6,000             367
                                                                  -------------
   HONG KONG - 2.7%
      Cheung Kong Holdings^                              60,000             973
      China Mobile^                                     120,000           1,769
      China Overseas Land & Investment^                 439,583             753
      China Resources Power Holdings^                   340,000             814
      Citic Pacific^                                    130,000             645
      Esprit Holdings^                                   30,000             391
      Hang Lung Properties^                             200,000             792
      Hang Seng Bank^                                    30,000             596
      Hong Kong Exchanges and Clearing^                  37,000             771
      Hopewell Holdings^                                130,000             568
      Lee & Man Paper Manufacturing^                    210,000             469
      Sinofert Holdings^                                800,000             641
      Sun Hung Kai Properties^                           40,000             794
                                                                  -------------
                                                                          9,976
                                                                  -------------
   HUNGARY - 0.4%
      MOL Hungarian Oil and Gas NyRt^                     4,700             632
      OTP Bank Nyrt^                                     16,500             715
                                                                  -------------
                                                                          1,347
                                                                  -------------
   INDIA - 2.1%
      Bharat Heavy Electricals^                          13,000             688
      Bharti Airtel* ^                                   54,000           1,185
      DLF^                                               30,000             624
      ICICI Bank ADR                                     10,000             607
      Jain Irrigation Systems^                           66,000           1,058
      Larsen & Toubro^                                    7,000             658
      Punjab National Bank^                              30,000             500
      Reliance Industries^                               13,000             825
      State Bank of India^                               16,000             890
      Tata Power^                                        25,000             827
                                                                  -------------
                                                                          7,862
                                                                  -------------
   INDONESIA - 0.7%
      Astra International^                              120,000             362
      Bank Rakyat Indonesia^                            400,000             309
      Bumi Resources^                                 1,300,000             923

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INDONESIA - (CONTINUED)
      International Nickel Indonesia^                   400,000   $         352
      Telekomunikasi Indonesia^                         400,000             407
      Timah^                                            100,000             321
                                                                  -------------
                                                                          2,674
                                                                  -------------
   ITALY - 1.8%
      AEM^                                              132,000             531
      Assicurazioni Generali^                            19,800             843
      Enel^                                              50,000             555
      ENI^                                               40,000           1,293
      Fiat^                                              26,000             610
      Intesa Sanpaolo^                                  182,763           1,301
      Saipem^                                            11,000             382
      UniCredito Italiano^                              150,000           1,112
                                                                  -------------
                                                                          6,627
                                                                  -------------
   JAPAN - 12.7%
      Asahi Glass^                                       80,000           1,006
      Astellas Pharma^                                   30,000           1,301
      Bridgestone^                                       75,000           1,274
      Canon^                                             24,000           1,017
      Daiichi Sankyo^                                    40,000           1,201
      East Japan Railway^                                   100             832
      FUJIFILM Holdings^                                 25,000             971
      Hitachi Construction Machinery^                    30,000             706
      Honda Motor^                                       40,000           1,237
      Ibiden^                                            21,000           1,333
      Japan Tobacco^                                        200           1,061
      JFE Holdings^                                      15,000             700
      KDDI^                                                 200           1,367
      Marubeni^                                         110,000             767
      Matsushita Electric Industrial^                    50,000           1,066
      Mitsubishi^                                        35,000             928
      Mitsubishi Electric^                              100,000             920
      Mitsubishi Gas Chemical^                           80,000             745
      Mitsui^                                            45,000             917
      Mitsui Fudosan^                                    40,000             928
      Mitsui Mining* ^ (A)                              300,000           1,117
      Mitsui OSK Lines^                                 125,000           1,535
      Mizuho Financial Group^                               320           1,502
      Murata Manufacturing^                              16,000             799
      NGK Insulators^                                    30,000             779
      Nikon^                                             35,000             973
      Nintendo^                                           5,000           2,528
      Nomura Holdings^                                   50,000             731
      NTT DoCoMo^                                           500             791
      Olympus^                                           35,000           1,181
      Seven & I Holdings^                                50,000           1,239
      Shin-Etsu Chemical^                                26,000           1,375

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      Sony^                                              20,000   $         945
      Sumitomo^                                          70,000             978
      Sumitomo Mitsui Financial Group^                      230           1,846
      Suzuki Motor^                                      35,000             880
      Takeda Pharmaceutical^                             20,000           1,221
      Tokyu Land^                                       100,000             811
      Toshiba^                                          160,000           1,093
      Toyota Motor^                                      60,000           3,249
      West Japan Railway^                                   250           1,211
                                                                  -------------
                                                                         47,061
                                                                  -------------
   LUXEMBOURG - 0.8%
      ArcelorMittal^                                     34,625           2,268
      Millicom International Cellular* (A)                5,000             530
                                                                  -------------
                                                                          2,798
                                                                  -------------
   MALAYSIA - 0.7%
      Bumiputra-Commerce Holdings^                       95,000             305
      Digi.Com^                                          53,000             399
      Genting^                                          220,000             501
      Lafarge Malayan Cement Berhad^                    180,000             293
      Sime Darby*                                       164,883             601
      Tanjong^                                           47,000             235
      Tenaga Nasional^                                  100,000             285
                                                                  -------------
                                                                          2,619
                                                                  -------------
   MAURITIUS - 0.2%
      Golden Agri-Resources ^                           500,000             689
                                                                  -------------
   MEXICO - 1.1%
      America Movil ADR                                  18,000           1,078
      Carso Global Telecom* (A)                          82,000             368
      Cemex ADR*                                         12,226             332
      Fomento Economico Mexicano ADR                     12,000             434
      Grupo Aeroportuario del Pacifico ADR                6,000             257
      Grupo Financiero Banorte, Cl O (A)                 70,000             289
      Grupo Mexico, Ser B                                60,000             352
      Telefonos de Mexico ADR                            12,000             433
      Wal-Mart de Mexico Ser V (A)                      154,200             553
                                                                  -------------
                                                                          4,096
                                                                  -------------
   NETHERLANDS - 3.9%
      Aegon^                                             43,000             642
      Akzo Nobel^                                         7,000             518
      ASML Holding* ^                                    26,666             704
      Fugro^                                             14,000             960
      Heineken^                                          18,000           1,012
      ING Groep^                                         50,000           1,629
      Koninklijke DSM^                                   10,000             422
      Koninklijke KPN^                                   65,000           1,180
      Koninklijke Philips Electronics^                   30,020           1,174

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
58                                1.800.433.6884
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   NETHERLANDS - (CONTINUED)
      Royal Dutch Shell, Cl A^                           68,000   $       2,438
      Royal Dutch Shell, Cl B GBP^                       28,733             998
      Telegraph Atlas* ^ (A)                             20,000             793
      TNT^                                               28,000           1,038
      TomTom* ^ (A)                                      10,000             552
      Wolters Kluwer^                                    15,000             430
                                                                  -------------
                                                                         14,490
                                                                  -------------
   NORWAY - 2.3%
      DNB NOR^                                           60,500             791
      Norsk Hydro^                                       52,500             629
      Orkla^                                             55,000             728
      Renewable Energy* ^ (A)                            22,000             575
      Statoil^                                           92,265           2,429
      Telenor^                                           60,000           1,243
      Yara International^                                45,000           2,188
                                                                  -------------
                                                                          8,583
                                                                  -------------
   PAPUA NEW GUINEA - 0.1%
      Lihir Gold * ^                                    150,000             488
                                                                  -------------
   POLAND - 0.4%
      Bank Pekao^                                         5,100             417
      Cersanit Krasnystaw* ^                             22,000             272
      KGHM Polska Miedz^                                  5,000             191
      Polskie Gornictwo Naftowe I
         Gazownictwo^                                   150,000             275
      Powszechna Kasa Oszczednosci
         Bank Polski^                                    19,000             356
                                                                  -------------
                                                                          1,511
                                                                  -------------
   PORTUGAL - 0.1%
      Energias de Portugal ^                             60,000             383
                                                                  -------------
   SINGAPORE - 2.5%
      Capitaland^                                       120,000             508
      City Developments^                                 50,000             403
      Cosco Corp Singapore^                             200,000             645
      DBS Group Holdings^                                70,000             873
      Ezra Holdings^                                    200,000             329
      Keppel Corp^                                      106,000             863
      Olam International^                               270,000             499
      Parkway Holdings^                                 200,000             508
      SembCorp Industries^                              190,000             623
      SembCorp Marine^                                  180,000             400
      Singapore Exchange^                               110,000             764
      Singapore Telecommunications^                     100,000             261
      Singapore Telecommunications^                     191,900             506
      United Overseas Bank^                              48,000             597
      UOL Group^                                        180,000             467

--------------------------------------------------------------------------------
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   SINGAPORE - (CONTINUED)
      Venture Corp^                                      60,000   $         441
      Wilmar International^                             200,000             594
                                                                  -------------
                                                                          9,281
                                                                  -------------
   SOUTH KOREA - 1.4%
      Daewoo Engineering & Construction* ^               13,440             243
      Doosan Heavy Industries and
            Construction^                                 4,000             396
      Doosan Infracore^                                  13,000             300
      Hyundai Heavy Industries^                           1,100             370
      Hyundai Steel* ^                                    7,000             482
      Kookmin Bank^                                       7,000             460
      Korea Investment Holdings^                          7,000             370
      LG.Philips LCD^                                    10,000             431
      Samsung Electronics^                                1,500             956
      Samsung Heavy Industries^                           7,700             210
      Shinhan Financial Group* ^                         10,000             535
      Shinsegae^                                            600             392
                                                                  -------------
                                                                          5,145
                                                                  -------------
   SPAIN - 3.1%
      ACS Actividades de Construccion y
            Servicios^ (A)                               10,000             526
      Banco Bilbao Vizcaya Argentaria^ (A)               27,566             580
      Banco Santander (A)                                80,000           1,407
      Bolsas y Mercados Espanoles^                       22,000           1,356
      Construcciones y Auxiliar de
            Ferrocarriles^                                1,500             566
      Gamesa Corp Tecnologica^                           13,000             495
      Grifols^                                           52,000           1,270
      Iberdrola^                                         48,060             732
      Inditex^                                           11,000             553
      Indra Sistemas^ (A)                                22,000             568
      Red Electrica de Espana^                            9,000             520
      Tecnicas Reunidas^                                  6,000             364
      Telefonica^                                        85,000           2,485
                                                                  -------------
                                                                         11,422
                                                                  -------------
   SWEDEN - 1.2%
         Getinge, Cl B^                                  20,000             469
         Hennes & Mauritz, Cl B^                         15,000             813
         Nordea Bank^                                    40,000             546
         Sandvik^                                        25,000             362
         Ssab Svenskt Stal^ (A)                          15,000             398
         Telefonaktiebolaget Lm Ericsson, Cl B^         300,000             683
         Teliasonera^                                    70,000             622
         Volvo, Cl B^                                    40,000             542
                                                                  -------------
                                                                          4,435
                                                                  -------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   SWITZERLAND - 6.2%
      ABB^                                              106,000   $       2,651
      Compagnie Financiere Richemont, Cl A^              15,000             858
      Credit Suisse Group^                               24,977           1,422
      Holcim^                                             7,400             723
      Julius Baer Holding^                               15,000           1,054
      Lonza Group^                                       11,000           1,412
      Nestle^                                             9,000           4,029
      Novartis^                                          38,002           1,925
      Roche Holding^                                     19,333           3,510
      Swiss Reinsurance^                                 12,500             939
      Syngenta^                                           6,000           1,582
      UBS^                                               46,974           1,952
      Zurich Financial Services^                          3,698           1,059
                                                                  --------------
                                                                         23,116
                                                                  --------------
   THAILAND - 0.6%
      Bangkok Bank^                                     120,000             433
      Banpu^                                             37,000             491
      Banpu^                                             37,000             491
      PTT^                                               45,000             451
      Thai Oil^                                         130,000             303
      Total Access Communication^                       100,000             132
                                                                  -------------
                                                                          2,301
                                                                  -------------
   TURKEY - 0.9%
      Akbank TAS^                                        44,999             268
      Dogus Otomotiv Servis Ve Ticaret^                  60,000             319
      KOC Holding* ^                                     91,770             365
      Migros Turk TAS^                                   30,000             486
      Tupras Turkiye Petrol Rafine^                      15,000             386
      Turkcell Iletisim Hizmet ADR                       18,000             409
      Turkiye Garanti Bankasi^                          100,000             649
      Turkiye Is Bankasi, Cl C^                          91,607             465
                                                                  -------------
                                                                          3,347
                                                                  -------------
   UNITED KINGDOM - 14.7%
      Anglo American^                                    28,840           1,594
      Antofagasta^                                       70,000             920
      Arriva^                                            40,000             589
      AstraZeneca^                                       18,085             760
      Aviva^                                             52,000             652
      BAE Systems^                                      180,000           1,677
      Barclays^                                         125,000           1,180
      BG Group^                                          75,000           1,655
      BHP Billiton^                                      60,000           1,814
      BP^                                               225,000           2,398
      British American Tobacco^                          25,000             896
      BT Group^                                         150,000             779
      Charter* ^                                         40,000             557
      Chemring Group^                                    15,000             646

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
      Cobham^                                           150,000   $         556
      Dana Petroleum* ^                                  25,000             664
      Diageo^                                            60,000           1,211
      Enterprise Inns^                                   80,800             722
      G4S^                                              175,000             770
      GlaxoSmithKline^                                   90,044           2,134
      HBOS^                                              35,000             488
      HSBC Holdings^                                    170,000           2,551
      Imperial Tobacco Group^                            20,000             978
      Informa^                                           52,000             406
      International Power^                              150,000           1,198
      Intertek Group^                                    40,000             701
      John Wood Group^                                  130,000             988
      Johnson Matthey^                                   25,000             931
      Kazakhmys^                                         30,000             731
      London Stock Exchange Group^                       25,000             849
      Man Group^                                         78,750             867
      Old Mutual^                                       300,000             748
      Prudential^                                        70,000             897
      Reckitt Benckiser Group^                           25,000           1,310
      Rio Tinto^ (A)                                     20,000           2,002
      Rolls-Royce Group* ^                               60,230             569
      Royal Bank of Scotland Group^                     208,880           1,610
      SABmiller^                                         40,000             865
      Scottish & Southern Energy^                        40,000           1,219
      Shire^                                             40,000             717
      Southern Cross Healthcare^                         60,000             423
      Standard Chartered^                                50,000           1,677
      Tesco^                                            170,000           1,421
      Unilever^                                          46,850           1,544
      Vedanta Resources^                                 30,000           1,089
      Vodafone Group^                                 1,200,385           4,199
      Weir Group^                                        60,000             892
      WPP Group^                                         43,000             529
                                                                  -------------
                                                                         54,573
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $281,540)
                                                                        347,323
                                                                  -------------

--------------------------------------------------------------------------------
   PREFERRED STOCK - 0.6%
--------------------------------------------------------------------------------
   BRAZIL - 0.1%
      Suzano Papel e Celulose                            30,000             457
                                                                  -------------
   GERMANY - 0.5%
      Porsche Automobil Holding^ (A)                        580           1,041
      Volkswagen^                                         5,000             694
                                                                  -------------
                                                                          1,735
                                                                  -------------
      TOTAL PREFERRED STOCK
         (Cost $1,590)
                                                                          2,192
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
60                                 1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                      Share/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   RIGHTS - 0.0%
--------------------------------------------------------------------------------
   INDIA - 0.0%
      State Bank, Expiration Date: 03/13/08,
         Strike Price: 1,590, INR* ^                      3,200   $          49
                                                                  -------------
      TOTAL RIGHTS
         (Cost $--)                                                          49
                                                                  -------------

--------------------------------------------------------------------------------
   MASTER NOTES - 1.3%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.325%, 02/06/08                           $     2,500           2,500
      JPMorgan (B)
         3.225%, 02/15/08                                 2,500           2,500
                                                                  -------------
      TOTAL MASTER NOTES
         (Cost $5,000)                                                    5,000
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 1.1%
--------------------------------------------------------------------------------
      iShares MSCI Brazil Index Fund (A)                  5,000             380
      iShares MSCI Germany Index Fund (A)                30,000             934
      iShares MSCI Mexico Index Fund (A)                  7,000             388
      iShares MSCI United Kingdom Index Fund (A)         60,000           1,329
      StreetTRACKS Gold Trust (A)                        13,000           1,189
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $4,018)                                                    4,220
                                                                  -------------

--------------------------------------------------------------------------------
   CERTIFICATE OF DEPOSIT - 0.7%
--------------------------------------------------------------------------------
      National City Bank (B) (C)
         3.275%, 04/18/08                           $     2,500           2,501
                                                                  -------------
      TOTAL CERTIFICATE OF DEPOSIT
         (Cost $2,501)                                                    2,501
                                                                  -------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATION - 0.7%
--------------------------------------------------------------------------------
      Liquid Funding LLC (B) (C) (D)
         3.070%, 06/11/08                                 2,500           2,499
                                                                  -------------
      TOTAL CORPORATE OBLIGATION
         (Cost $2,499)                                                    2,499
                                                                  -------------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 11.8%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.200%, dated 01/31/08, maturing on
         06/05/08, repurchase price $2,500,222
         (collateralized by various asset-backed
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.00% - 7.036%),
         09/25/18 - 06/11/50, total market value
         $2,625,064)                                $     2,500   $       2,500
      Bear Stearns (B)
         3.225%, dated 01/31/08, maturing on
         02/01/08, repurchase price $13,674,827
         (collateralized by various asset-backed
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market value
         $14,357,635)                                    13,674          13,674
      Deutsche Bank
         1.750%, dated 01/31/08, matures on
         02/01/08, repurchase price $15,514,046
         (collateralized by a U.S. Treasury
         obligation, par value $15,025,000,
         5.500%, 05/15/09, total market value
         $15,824,249)                                    15,513          15,513
      Greenwich Capital (B)
         3.275%, dated 01/31/08, maturing on
         02/01/08, repurchase price $12,0010,192
         (collateralized by various asset-backed
         obligations, ranging in par value from
         $369,485 - $79,985,000, 0.000% - 6.039%,
         08/25/32 - 07/15/44, total market value
         $12,600,547)                                    12,000          12,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $43,687)
                                                                         43,687
                                                                  -------------
   TOTAL INVESTMENTS - 109.6%
      (Cost $340,835)
                                                                        407,471
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (9.6)%
                                                                        (35,839)
                                                                  -------------
   NET ASSETS - 100.0%                                            $     371,632
                                                                  =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.
^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF JANUARY 31, 2008 IS $320,305 (000).
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $36,355 (000).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.
(D) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JANUARY 31, 2008 WAS $2,499 (000) AND REPRESENTED 0.70% OF NET ASSETS.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
GBP - GREAT BRITISH POUND
INR - INDIA RUPEE
LLC - LIMITED LIABILITY COMPANY
MSCI - MORGAN STANLEY CAPITAL INTERNATIONAL
REIT - REAL ESTATE INVESTMENT TRUST
SER - SERIES
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
62                                 1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                            Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 95.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.6%
      Abercrombie & Fitch, Cl A                          15,144   $       1,207
      Coach*                                             26,705             856
      Entravision Communications, Cl A*                  70,980             500
      Kohl's*                                            24,350           1,111
      Lamar Advertising, Cl A (A)                        38,272           1,650
      News, Cl A                                         84,468           1,597
      Nordstrom                                          24,919             969
      Staples                                            52,059           1,246
      Starbucks*                                         36,221             685
      Tiffany                                            22,951             916
                                                                  -------------
                                                                         10,737
                                                                  -------------
   CONSUMER STAPLES - 14.9%
      Altria Group                                       34,908           2,647
      Cadbury Schweppes ADR                              15,188             674
      Colgate-Palmolive                                  28,980           2,231
      CVS Caremark                                       66,952           2,616
      PepsiCo                                            47,802           3,260
      Procter & Gamble                                   84,320           5,561
      Wal-Mart Stores                                    33,221           1,690
                                                                  -------------
                                                                         18,679
                                                                  -------------
   ENERGY - 10.2%
      Chevron                                            17,869           1,510
      Exxon Mobil                                        29,279           2,530
      Occidental Petroleum                               28,132           1,909
      Schlumberger                                       26,414           1,993
      Smith International (A)                            27,271           1,479
      Suncor Energy                                       5,960             560
      Tenaris ADR (A)                                    22,600             904
      XTO Energy                                         36,855           1,914
                                                                  -------------
                                                                         12,799
                                                                  -------------
   FINANCIALS - 3.0%
      Aflac                                              13,891             852
      American Express                                   18,886             931
      American International Group                       24,050           1,327
      Goldman Sachs Group                                 3,155             633
                                                                  -------------
                                                                          3,743
                                                                  -------------
   HEALTH CARE - 14.5%
      Abbott Laboratories                                41,166           2,318
      Allergan (A)                                       23,189           1,558
      Gilead Sciences*                                   77,695           3,550
      Johnson & Johnson                                  23,698           1,499
      Medtronic                                          48,073           2,239
      Merck                                              51,495           2,383
      Novartis ADR                                       36,646           1,855

--------------------------------------------------------------------------------
Description                                            Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Schering-Plough                                    89,318   $       1,748
        WellPoint*                                       11,642             910
                                                                  -------------
                                                                         18,060
                                                                  -------------
   INDUSTRIAL - 12.6%
      Boeing                                             13,048           1,085
      Burlington Northern Santa Fe                       14,550           1,259
      Danaher                                            21,453           1,597
      Emerson Electric                                   20,976           1,066
      Expeditors International Washington                37,477           1,772
      General Electric                                  138,485           4,904
      Rockwell Automation                                26,124           1,490
      United Technologies                                35,001           2,570
                                                                  -------------
                                                                         15,743
                                                                  -------------
   INFORMATION TECHNOLOGY - 24.4%
      Adobe Systems*                                     41,447           1,448
      Apple*                                              7,140             966
      Applied Materials                                  35,299             633
      Automatic Data Processing                          22,837             927
      Cisco Systems*                                    212,954           5,217
      Corning                                            73,080           1,759
      Google, Cl A*                                       6,421           3,623
      Intel                                             122,486           2,597
      Intersil, Cl A                                     93,301           2,149
      ITT Educational Services*                           9,040             826
      Microchip Technology (A)                           35,235           1,124
      Microsoft                                         160,624           5,236
      Nokia ADR                                          25,435             940
      Oracle*                                            54,368           1,117
      Paychex                                            30,904           1,011
      Texas Instruments                                  28,810             891
                                                                  -------------
                                                                         30,464
                                                                  -------------
   MATERIALS - 3.8%
      Monsanto                                           23,143           2,602
      Praxair                                            27,248           2,205
                                                                  -------------
                                                                          4,807
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.8%
      Verizon Communications                             26,080           1,013
                                                                  -------------
                                                                          1,013
                                                                  -------------
   UTILITIES - 2.3%
      Cleco (A)                                          57,520           1,487
      ITC Holdings (A)                                   25,141           1,328
                                                                  -------------
                                                                          2,815
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $112,998)                                                118,860
                                                                  -------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MASTER NOTE - 1.0%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.325%, 02/06/08                            $    1,250   $       1,250
                                                                  -------------
      TOTAL MASTER NOTE
         (Cost $1,250)                                                    1,250
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 10.8%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.225%, dated 01/31/08, maturing on
         02/01/08, repurchase price $2,443,441
         (collateralized by various corporate
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market value
         $2,565,448)                                      2,443           2,443
      Deutsche Bank
         1.750%, dated 01/31/08, matures on
         02/01/08, repurchase price $8,062,872
         (collateralized by a U.S. Treasury Note
         obligation, par value $7,677,000, 4.750%,
         02/15/10, total market value $8,224,092)         8,062           8,062
      Greenwich Capital (B)
         3.275%, dated 01/31/08, maturing on
         02/01/08, repurchase price $3,000,273
         (collateralized by various corporate
         obligations, ranging in par value from
         $369,485 - $79,985,000, 0.000% - 6.039%,
         08/25/32 - 07/15/44, total market value
         $3,150,137)                                      3,000           3,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $13,505)                                                  13,505
                                                                  -------------
   TOTAL INVESTMENTS - 106.9%
      (Cost $127,753)                                                   133,615
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (6.9)%                              (8,632)
                                                                  -------------
   NET ASSETS - 100.0%                                            $     124,983
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $6,494 (000).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
64                                 1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                            Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.8%
      Abercrombie & Fitch, Cl A                          18,900   $       1,506
      Autoliv                                            25,900           1,294
      Best Buy                                           33,300           1,625
      Brinker International                               9,000             167
      DIRECTV Group*                                    105,100           2,373
      Hasbro                                            111,500           2,896
      Jack in the Box*                                   18,200             532
      Nike, Cl B                                         45,500           2,810
      Shaw Communications, Cl B                         132,600           2,614
      Time Warner                                       337,900           5,319
      TRW Automotive Holdings*                           80,900           1,855
                                                                  -------------
                                                                         22,991
                                                                  -------------
   CONSUMER STAPLES - 7.3%
      Archer-Daniels-Midland (A)                         73,700           3,247
      Clorox                                             52,500           3,219
      ConAgra Foods                                     140,100           3,016
      General Mills                                      23,900           1,305
      Herbalife (A)                                      38,300           1,520
      Kroger                                            136,000           3,461
      PepsiCo                                            35,800           2,441
      Procter & Gamble                                   55,500           3,660
      Sysco                                              87,800           2,551
                                                                  -------------
                                                                         24,420
                                                                  -------------
   ENERGY - 16.1%
      Chevron                                           139,800          11,813
      ConocoPhillips                                    126,400          10,153
      Exxon Mobil                                       216,600          18,714
      Frontier Oil                                       64,400           2,271
      Marathon Oil                                      103,600           4,854
      Sunoco                                             47,600           2,961
      Valero Energy                                      59,000           3,492
                                                                  -------------
                                                                         54,258
                                                                  -------------
   FINANCIALS - 29.2%
      Allstate                                           95,700           4,715
      Ameriprise Financial                               34,900           1,930
      AON                                                47,400           2,063
      Assurant                                           41,200           2,673
      Axis Capital Holdings                              85,600           3,427
      Bank of America                                   157,800           6,998
      Charles Schwab                                     50,400           1,124
      Chubb                                              82,600           4,278
      Credicorp                                          15,200           1,089
      Endurance Specialty Holdings                       80,400           3,258
      Everest Re Group                                   34,900           3,549
      Fairfax Financial Holdings (A)                      8,300           2,706
      Fifth Third Bancorp (A)                            99,000           2,683
      Franklin Resources                                 30,600           3,189

--------------------------------------------------------------------------------
Description                                            Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Goldman Sachs Group                                29,700   $       5,963
      Janus Capital Group (A)                            50,600           1,367
      Jones Lang Lasalle                                 25,200           1,961
      JPMorgan Chase                                    245,100          11,654
      Keycorp                                             5,500             144
      Morgan Stanley                                    102,100           5,047
      Principal Financial Group                          29,200           1,741
      Safeco                                             59,500           3,175
      Travelers                                         106,200           5,108
      W. R. Berkley                                      98,100           2,968
      Wachovia                                          106,600           4,150
      Wells Fargo                                       256,800           8,734
      Willis Group Holdings                              75,500           2,661
                                                                  -------------
                                                                         98,355
                                                                  -------------
   HEALTH CARE - 7.9%
      Aetna                                              46,400           2,471
      AmerisourceBergen (A)                              66,300           3,093
      Cardinal Health                                    46,800           2,713
      Cigna                                              66,200           3,254
      King Pharmaceuticals*                             130,700           1,371
      McKesson                                           21,400           1,344
      Pfizer                                            467,900          10,944
      WellPoint*                                         18,500           1,447
                                                                  -------------
                                                                         26,637
                                                                  -------------
   INDUSTRIAL - 9.9%
      Boeing                                             37,500           3,119
      Caterpillar                                        52,300           3,720
      Cummins                                            57,000           2,752
      Eaton                                              15,500           1,283
      General Electric                                   55,300           1,958
      Goodrich                                           19,500           1,220
      L-3 Communications Holdings, Cl 3                  37,000           4,101
      Masco                                             156,800           3,595
      Norfolk Southern                                   57,100           3,106
      Northrop Grumman                                   60,700           4,817
      Parker Hannifin                                    53,600           3,624
                                                                  -------------
                                                                         33,295
                                                                  -------------
   INFORMATION TECHNOLOGY - 4.4%
      Check Point Software Technologies*                 64,500           1,374
      Compuware*                                        270,500           2,299
      eBay*                                              70,200           1,888
      Hewitt Associates, Cl A* (A)                       69,400           2,579
      Microsoft                                         113,000           3,684
      Seagate Technology                                 72,800           1,476
      Symantec*                                          79,200           1,420
                                                                  -------------
                                                                         14,720
                                                                  -------------

The accompanying notes are an integral part of the financial statements.


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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                    Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MATERIALS - 4.2%
      Ball                                               29,200   $       1,340
      Carpenter Technology (A)                           27,600           1,701
      Dow Chemical                                       81,500           3,151
      Methanex                                           78,800           1,977
      Nucor                                              72,900           4,214
      Southern Copper (A)                                17,700           1,661
                                                                  -------------
                                                                         14,044
                                                                  -------------
   TELECOMMUNICATION SERVICES - 6.2%
      AT&T                                              226,832           8,731
      Sprint Nextel                                     330,400           3,479
      Verizon Communications                            220,000           8,545
                                                                  -------------
                                                                         20,755
                                                                  -------------
   UTILITIES - 5.8%
      Alliant Energy                                     76,700           2,830
      American Electric Power                            33,900           1,452
      Edison International                               70,200           3,662
      FirstEnergy                                        62,200           4,430
      Public Service Enterprise Group                    47,900           4,598
      Sierra Pacific Resources                          182,600           2,734
                                                                  -------------
                                                                         19,706
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $318,916)                                                329,181
                                                                  -------------

--------------------------------------------------------------------------------
   MASTER NOTES - 1.5%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.325%, 02/06/08                           $     2,500           2,500
      JPMorgan (B)
         3.225%, 02/15/08                                 2,500           2,500
                                                                  -------------
      TOTAL MASTER NOTES
         (Cost $5,000)                                                    5,000
                                                                  -------------

--------------------------------------------------------------------------------
   CERTIFICATE OF DEPOSIT - 0.7%
--------------------------------------------------------------------------------
      National City Bank (B) (C)
         3.275%, 04/18/08                                 2,500           2,501
                                                                  -------------
      TOTAL CERTIFICATE OF DEPOSIT
         (Cost $2,500)                                                    2,501
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 5.5%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.200%, dated 01/31/08, maturing on
         06/05/08, repurchase price $2,500,222
         (collateralized by various corporate
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market value
         $2,625,064)                                $     2,500   $       2,500
      Bear Stearns (B)
         3.225%, dated 01/31/08, maturing on
         02/01/08, repurchase price $4,468,131
         (collateralized by various corporate
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market value
         $4,468,131)                                      4,468           4,468
      Deutsche Bank
         1.750%, dated 01/31/08, matures on
         02/01/08, repurchase price $6,966,671
         (collateralized by a U.S. Treasury Note
         obligation, par value $6,449,000, 4.750%,
         08/15/17, total market value $7,106,113)         6,966           6,966
      Greenwich Capital (B)
         3.275%, dated 01/31/08, maturing on
         02/01/08, repurchase price $4,500,409
         (collateralized by various corporate
         obligations, ranging in par value from
         $369,485 - $79,985,000, 0.00% - 6.039%,
         08/25/32 - 07/15/44, total market value
         $4,725,205)                                      4,500           4,500
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $18,434)                                                  18,434
                                                                  -------------
   TOTAL INVESTMENTS - 105.5%
      (Cost $344,850)                                                   355,116
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (5.5)%                             (18,372)
                                                                  -------------
   NET ASSETS - 100.0%                                            $     336,744
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $18,391 (000).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.

CL - CLASS

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
66                                 1.800.433.6884
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

                         [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 95.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 12.3%
      AFC Enterprises*                                   16,000   $         148
      American Greetings, Cl A                            1,000              21
      Arctic Cat (A)                                     15,300             142
      Asbury Automotive Group                             3,100              44
      Belo, Cl A (A)                                     19,000             316
      Bluegreen* (A)                                     14,200             121
      Bob Evans Farms                                     2,200              65
      Building Materials Holding (A)                      5,000              34
      Columbia Sportswear (A)                             5,900             258
      Finish Line, Cl A                                   7,200              16
      Furniture Brands International (A)                 28,200             269
      Hooker Furniture (A)                                6,100             134
      HOT Topic* (A)                                     37,200             206
      Landry's Restaurants (A)                            8,600             176
      Modine Manufacturing                               10,700             165
      Oxford Industries                                   3,800              87
      Regis                                              11,800             299
      Rent-A-Center*                                     11,600             198
      Ruby Tuesday                                       11,700              90
      Salem Communications, Cl A                         12,700              48
      Scholastic* (A)                                    10,400             356
      Valuevision Media, Cl A* (A)                       22,300             140
                                                                  -------------
                                                                          3,333
                                                                  -------------
   CONSUMER STAPLES - 2.9%
      Casey's General Stores                              3,700              96
      Fresh Del Monte Produce*                            6,300             202
      Nu Skin Enterprises, Cl A                           7,400             122
      Sanderson Farms (A)                                10,800             363
                                                                  -------------
                                                                            783
                                                                  -------------
   ENERGY - 6.2%
      Basic Energy Services* (A)                          6,300             113
      Brigham Exploration* (A)                           77,800             540
      Bronco Drilling* (A)                                4,800              75
      Callon Petroleum*                                  20,800             320
      Grey Wolf*                                         27,000             161
      Stone Energy*                                      11,600             476
                                                                  -------------
                                                                          1,685
                                                                  -------------
   FINANCIALS - 18.8%
      Advance America Cash Advance Centers               19,000             170
      Amcore Financial                                    9,000             199
      Anthracite Capital REIT (A)                        32,500             244
      Aspen Insurance Holdings                           17,100             483
      BankUnited Financial, Cl A (A)                     14,700              87
      Commerce Group                                      8,900             322
      Deerfield Capital REIT (A)                         15,800             126
      Encore Capital Group* (A)                          12,300              96

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      First Bancorp Puerto Rico (A)                      28,600   $         273
      First Financial Holdings                            5,100             124
      Flagstar Bancorp (A)                               29,900             247
      Great Southern Bancorp (A)                          4,200              85
      IPC Holdings                                        9,600             247
      Max Capital Group                                   7,700             219
      Montpelier Re Holdings                             19,100             327
      National Penn Bancshares (A)                       27,200             471
      Newcastle Investment REIT (A)                       9,000             112
      Old National Bancorp (A)                           17,300             291
      Pacific Capital Bancorp North America               9,200             198
      QC Holdings (A)                                     9,100              96
      Redwood Trust REIT (A)                              6,400             266
      Taylor Capital Group                                9,300             182
      Vineyard National Bancorp (A)                      16,485             130
      W Holding (A)                                      78,300             113
                                                                  -------------
                                                                          5,108
                                                                  -------------
   HEALTH CARE - 13.2%
      AMERIGROUP*                                         7,600             285
      Apria Healthcare Group*                            15,000             318
      Aspect Medical Systems* (A)                        33,600             422
      Kindred Healthcare*                                14,700             405
      Martek Biosciences* (A)                            15,800             450
      Merit Medical Systems*                             26,500             426
      Odyssey HealthCare*                                12,600             111
      Par Pharmaceutical*                                17,900             344
      RehabCare Group*                                   26,400             554
      Salix Pharmaceuticals* (A)                         21,900             152
      Valeant Pharmaceuticals International*             11,600             132
                                                                  -------------
                                                                          3,599
                                                                  -------------
   INDUSTRIAL - 16.1%
      ABX Holdings*                                      40,100             142
      Alaska Air Group* (A)                              10,400             263
      American Woodmark (A)                               6,600             138
      Arkansas Best (A)                                   7,800             240
      ExpressJet Holdings* (A)                           50,100             137
      Federal Signal (A)                                 29,300             340
      FreightCar America                                 11,000             415
      Gibraltar Industries                                6,400              85
      GrafTech International* (A)                         9,100             137
      Griffon*                                            1,500              16
      Herman Miller (A)                                   6,000             191
      MTC Technologies*                                  19,400             458
      Navigant Consulting*                                8,100              96
      Pacer International                                18,800             322
      Saia*                                              17,100             241
      School Specialty*                                   4,100             133

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Spherion*                                          47,500   $         317
      TrueBlue*                                           4,200              60
      Wabash National                                    41,500             381
      Werner Enterprises (A)                             12,500             255
                                                                  -------------
                                                                          4,367
                                                                  -------------
   INFORMATION TECHNOLOGY - 16.6%
      Adaptec* (A)                                       91,900             287
      AMIS Holdings*                                      5,400              39
      Avocent*                                            3,600              60
      Axcelis Technologies*                              23,400              93
      Black Box                                          11,700             389
      Brooks Automation*                                 12,600             155
      CACI International, Cl A*                           3,400             148
      Ciber*                                             55,500             267
      CMGI* (A)                                          24,970             322
      Gevity HR                                          12,800              90
      Insight Enterprises*                                5,000              86
      IXYS* (A)                                           9,600              72
      Kemet*                                             40,600             212
      Manhattan Associates*                              16,100             399
      Mentor Graphics* (A)                                6,200              51
      Plantronics                                         4,600              88
      RealNetworks*                                      66,900             390
      RF Micro Devices*                                  61,000             197
      Silicon Image*                                     27,800             123
      Silicon Storage Technology*                        56,400             160
      Sonic Solutions* (A)                                4,200              38
      Sybase*                                            10,800             305
      SYNNEX*                                             8,900             190
      TIBCO Software*                                    45,500             339
                                                                  -------------
                                                                          4,500
                                                                  -------------
   MATERIALS - 5.6%
      Buckeye Technologies* (A)                           7,600             100
      Georgia Gulf (A)                                   15,200             119
      Headwaters* (A)                                    19,700             222
      Hercules                                           11,600             203
      Mercer International* (A)                          11,700             100
      NN                                                 15,400             130
      Olin                                               20,200             414
      Worthington Industries (A)                         13,800             226
                                                                  -------------
                                                                          1,514
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.4%
      Syniverse Holdings*                                21,400             338
      USA Mobility (A)                                    3,900              47
                                                                  -------------
                                                                            385
                                                                  -------------

--------------------------------------------------------------------------------
Description                                    Shares/Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - 2.5%
      Nicor (A)                                           8,200   $         336
      UIL Holdings                                        2,300              79
      WGL Holdings                                        8,200             264
                                                                  -------------
                                                                            679
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $31,784)                                                  25,953
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 37.0%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.200%, dated 01/31/08, matures on
         06/05/08, repurchase price $2,500,222
         (collateralized by various asset-backed
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market
         value $2,625,064)                          $     2,500           2,500
      Bear Stearns (B)
         3.225%, dated 01/31/08, matures on
         02/01/08, repurchase price $3,748,385
         (collateralized by various asset-backed
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market
         value $3,935,548)                                3,748           3,748
      Deutsche Bank
         1.750%, dated 01/31/08, matures on
         02/01/08, repurchase price $1,294,252
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,231,000,
         4.750%, 02/15/37, total market
         value $1,320,462)                                1,294           1,294
      Greenwich Capital (B)
         3.275%, dated 01/31/08, matures on
         02/01/08, repurchase price $2,500,227
         (collateralized by various asset-backed
         obligations, ranging in par value from
         $369,485 - $79,985,000, 0.000% - 6.039%,
         08/25/32 - 07/15/44, total market
         value $2,625,114)                                2,500           2,500
                                                                  -------------
   TOTAL REPURCHASE AGREEMENTS
         (Cost $10,042)
                                                                         10,042
                                                                  -------------
TOTAL INVESTMENTS - 132.6%
   (Cost $41,826)
                                                                         35,995
                                                                  -------------
OTHER ASSETS & LIABILITIES, NET - (32.6)%
                                                                         (8,859)
                                                                  -------------
NET ASSETS - 100.0%                                               $      27,136
                                                                  =============

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                         [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $8,216 (000).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL - CLASS
REIT - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JANUARY 31, 2008 ARE AS FOLLOWS:

TYPE OF              NUMBER OF   EXPIRATION       UNREALIZED
CONTRACT             CONTRACTS      DATE      DEPRECIATION (000)
----------------------------------------------------------------
Russell 2000 Index      11       March 2008         $(45)

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 99.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 16.8%
      American Axle & Manufacturing Holdings          110,900   $         2,412
      American Greetings, Cl A (A)                     61,500             1,262
      Arctic Cat (A)                                  109,238             1,010
      ArvinMeritor (A)                                102,900             1,397
      Belo, Cl A (A)                                   43,900               729
      Blyth (A)                                        42,400               924
      CBRL Group (A)                                   38,300             1,198
      Ethan Allen Interiors (A)                        70,900             2,194
      Furniture Brands International (A)               32,300               309
      Handleman* (A)                                   16,700                23
      Hooker Furniture (A)                             55,500             1,218
      Jackson Hewitt Tax Service                       29,300               648
      Journal Communications, Cl A                    204,900             1,690
      Kellwood (A)                                     46,700               933
      Lear*                                            49,900             1,465
      M/I Homes (A)                                     2,000                30
      Modine Manufacturing                             56,500               872
      O'Charleys                                       54,100               750
      Polaris Industries (A)                           40,700             1,768
      Rent-A-Center*                                   47,750               817
      Rex Stores* (A)                                   3,900                73
      Ruby Tuesday (A)                                129,100               993
      Ryland Group (A)                                 23,800               802
      Sonic Automotive, Cl A                           33,600               674
      Stage Stores (A)                                 73,400               879
      Standard Motor Products (A)                     101,000               834
      Talbots (A)                                       7,400                72
                                                                ---------------
                                                                         25,976
                                                                ---------------
   CONSUMER STAPLES - 2.3%
      Nash Finch (A)                                   34,700             1,238
      Seaboard (A)                                        500               642
      Universal (A)                                    32,800             1,634
                                                                ---------------
                                                                          3,514
                                                                ---------------
   ENERGY - 5.7%
      Alon USA Energy (A)                              32,600               593
      Grey Wolf* (A)                                  341,400             2,035
      Holly (A)                                        19,500               944
      Lufkin Industries (A)                            14,500               767
      Oil States International* (A)                    46,900             1,644
      SEACOR Holdings*                                  8,500               750
      Swift Energy*                                    22,600               975
      Tesoro                                           27,100             1,058
                                                                ---------------
                                                                          8,766
                                                                ---------------
   FINANCIALS - 32.2%
      Advanta, Cl B (A)                                91,600               915
      Anthracite Capital REIT (A)                     149,300             1,121

--------------------------------------------------------------------------------
Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Citizens Republic Bancorp (A)                   113,101   $         1,599
      City Holding                                     56,000             2,152
      Community Bank System (A)                        91,600             1,999
      Community Trust Bancorp (A)                      30,400               879
      Dime Community Bancshares                        75,700             1,138
      Financial Federal (A)                            75,100             1,805
      First Niagara Financial Group (A)                88,400             1,124
      FirstMerit (A)                                   47,800             1,069
      Flagstar Bancorp (A)                             82,600               681
      Fremont General* (A)                             54,800               181
      Greenhill (A)                                    13,400               905
      Harleysville Group (A)                           55,100             1,964
      Horace Mann Educators (A)                        57,600             1,058
      HRPT Properties Trust REIT                      194,400             1,545
      Independent Bank (A)                             49,665               691
      IndyMac Bancorp (A)                              43,800               358
      Integra Bank (A)                                 48,300               717
      IPC Holdings                                     56,700             1,459
      LandAmerica Financial Group, Cl A (A)            25,600             1,335
      Luminent Mortgage Capital REIT (A)              213,600               179
      Montpelier Re Holdings (A)                       88,000             1,508
      NBT Bancorp (A)                                  55,200             1,246
      Newcastle Investment REIT (A)                    58,100               726
      Odyssey Re Holdings                              43,100             1,637
      Old National Bancorp (A)                        126,200             2,120
      One Liberty Properties REIT                      47,100               815
      Oriental Financial Group (A)                    110,300             1,761
      Presidential Life                                60,400             1,108
      Provident Bankshares (A)                         70,200             1,455
      RAIT Financial Trust REIT (A)                    38,200               354
      RLI (A)                                          17,000               959
      Safety Insurance Group                           44,100             1,721
      Selective Insurance Group                        89,000             2,128
      Stancorp Financial Group                         25,400             1,250
      Sunstone Hotel Investors REIT (A)                78,300             1,303
      United Bankshares (A)                            31,500             1,014
      Webster Financial (A)                            63,500             2,152
      Zenith National Insurance                        42,400             1,689
                                                                ---------------
                                                                         49,820
                                                                ---------------
   HEALTH CARE - 2.7%
      Apria Healthcare Group* (A)                      62,300             1,322
      Datascope                                        37,200             1,206
      Lumenis*                                             13                --
      Par Pharmaceutical*                              45,200               867
      STERIS                                           31,500               781
                                                                ---------------
                                                                          4,176
                                                                ---------------

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 18.9%
      Alaska Air Group* (A)                            33,700   $           853
      American Woodmark (A)                            42,500               892
      AO Smith (A)                                     57,500             2,013
      Applied Industrial Technologies (A)              38,800             1,171
      Arkansas Best (A)                                 5,942               183
      Con-way (A)                                      29,200             1,422
      Crane                                            16,600               678
      Deluxe (A)                                       23,100               562
      Ennis (A)                                        59,800               947
      EnPro Industries* (A)                            26,500               795
      GATX (A)                                         25,200               948
      Griffon* (A)                                     68,300               744
      IKON Office Solutions (A)                       159,700             1,306
      Kelly Services, Cl A (A)                         93,800             1,615
      Mesa Air Group* (A)                             146,700               515
      Mueller Industries                               73,300             2,052
      Mueller Water Products, Cl B (A)                 59,157               508
      NACCO Industries, Cl A (A)                       13,100             1,311
      Pacer International (A)                          72,900             1,249
      PAM Transportation Services*                     52,552               816
      Regal-Beloit                                     17,200               652
      Ryder System (A)                                 41,600             2,166
      Saia*                                            69,700               983
      Spherion* (A)                                   130,900               874
      Steelcase, Cl A                                  52,300               802
      Timken                                           24,000               726
      United Rentals*                                  39,600               723
      Walter Industries                                21,500               901
      YRC Worldwide* (A)                               44,700               817
                                                                ---------------
                                                                         29,224
                                                                ---------------
   INFORMATION TECHNOLOGY - 10.6%
      Asyst Technologies* (A)                         318,700               940
      Axcelis Technologies*                           170,700               681
      Black Box (A)                                     9,123               303
      Brocade Communications Systems*                 101,500               699
      Ciber* (A)                                      121,000               583
      CTS (A)                                         114,100             1,209
      Gerber Scientific* (A)                           96,700               853
      Gevity HR                                        16,792               118
      JDA Software Group* (A)                          40,400               719
      Kemet* (A)                                      191,100               996
      Mentor Graphics* (A)                            100,400               828
      Methode Electronics (A)                          91,900             1,114
      MKS Instruments* (A)                             87,700             1,631
      Quantum*                                        573,000             1,318
      RF Micro Devices*                               217,300               702
      Skyworks Solutions*                             100,600               810
      Technitrol (A)                                   45,700             1,036

--------------------------------------------------------------------------------
Description                                  Shares/Par (000)       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      TriQuint Semiconductor*                          30,000   $           142
      United Online (A)                               150,700             1,684
                                                                ---------------
                                                                         16,366
                                                                ---------------
   MATERIALS - 6.7%
      Glatfelter                                       87,600             1,267
      HB Fuller (A)                                    32,800               681
      NewMarket                                        15,700               846
      Olin                                            104,500             2,141
      OM Group* (A)                                    11,100               637
      Schulman A (A)                                   46,000               938
      Schweitzer-Mauduit International                 58,700             1,399
      Sensient Technologies                            33,700               895
      Spartech (A)                                    106,900             1,575
                                                                ---------------
                                                                         10,379
                                                                ---------------
   TELECOMMUNICATION SERVICES - 0.5%
      Citizens Communications                               1                --
      Premiere Global Services* (A)                    57,600               702
                                                                ---------------
                                                                            702
                                                                ---------------
   UTILITIES - 2.7%
      Nicor (A)                                        42,900             1,759
      PNM Resources (A)                                39,600               765
      Unisource Energy (A)                             27,300               802
      Westar Energy                                    37,400               912
                                                                ---------------
                                                                          4,238
                                                                ---------------
      TOTAL COMMON STOCK
         (Cost $183,101)                                                153,161
                                                                ---------------
--------------------------------------------------------------------------------
   MASTER NOTES - 6.5%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.325%, 02/06/08                           $   5,000             5,000
      JPMorgan (B)
         3.225%, 02/15/08                               5,000             5,000
                                                                ---------------
      TOTAL MASTER NOTES
         (Cost $10,000)                                                  10,000
                                                                ---------------
--------------------------------------------------------------------------------
   CERTIFICATE OF DEPOSIT - 3.2%
--------------------------------------------------------------------------------
      National City Bank (B) (C)
         3.197%, 04/18/08                               5,000             5,002
                                                                ---------------
      TOTAL CERTIFICATE OF DEPOSIT
         (Cost $5,002)                                                    5,002
                                                                ---------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                         Par (000)       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATION - 1.6%
--------------------------------------------------------------------------------
      Morgan Stanley Dean Witter (B) (C)
         3.410%, 02/02/09                           $   2,500   $         2,500
                                                                ---------------
      TOTAL CORPORATE OBLIGATION
         (Cost $2,500)                                                    2,500
                                                                ---------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 29.1%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.200%, dated 01/31/08, matures on
         06/05/08, repurchase price $2,500,222
         (collateralized by various asset-backed
         obligations ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market
         value $2,613,245)                              2,500             2,500
      Bear Stearns (B)
         3.225%, dated 01/31/08, matures on
         02/01/08, repurchase price $10,920,441
         (collateralized by various asset-backed
         obligations ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market
         value $11,414,093)                            10,919            10,919
      Deutsche Bank
         1.750%, dated 01/31/08, matures on
         02/01/08, repurchase price $1,480,144
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,408,000, 4.750%,
         02/15/37, total market value $1,510,325)       1,480             1,480
      Greenwhich Capital (B)
         3.275%, dated 01/31/08, matures on
         02/01/08, repurchase price $30,002,729
         (collateralized by various asset-backed
         obligations ranging in par value from
         $369,485 - $79,985,000, 0.000% - 6.039%,
         08/25/32 - 07/15/44, total market
         value $31,352,778)                            30,000            30,000
                                                                ---------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $44,899)                                                  44,899
                                                                ---------------
   TOTAL INVESTMENTS - 139.5%
      (Cost $245,502)                                                   215,562
                                                                ---------------
   OTHER ASSETS & LIABILITIES, NET - (39.5)%                            (61,006)
                                                                ---------------
   NET ASSETS - 100.0%                                          $       154,556
                                                                ===============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $57,887 (000).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.

CL - CLASS
REIT - REAL ESTATE INVESTMENT TRUST
AMOUNTS DESIGNATED AS " -" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
72                               1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 99.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.5%
      Autoliv                                          70,000   $         3,497
      Belo, Cl A (A)                                  147,650             2,452
      Comcast, Cl A*                                  370,000             6,656
      Home Depot (A)                                   97,900             3,003
      Lee Enterprises (A)                             121,900             1,455
      Leggett & Platt (A)                             116,900             2,223
      McGraw-Hill (A)                                  99,900             4,272
      News, Cl A (A)                                  462,750             8,746
      Pulte Homes (A)                                 194,400             3,177
      Target (A)                                       73,200             4,068
      Time Warner                                     316,350             4,979
      Washington Post, Cl B (A)                         2,750             2,046
      WCI Communities                                  58,600               355
      Wyndham Worldwide (A)                            67,600             1,593
                                                                ---------------
                                                                         48,522
                                                                ---------------
   CONSUMER STAPLES - 11.2%
      Altria Group                                    152,150            11,536
      Cadbury Schweppes ADR                           153,400             6,806
      Diageo ADR                                       40,350             3,257
      Fomento Economico Mexicano ADR                  130,000             4,702
      Henkel KGaA ADR                                  70,700             2,941
      Kraft Foods, Cl A (A)                            77,700             2,274
      Nestle ADR                                       79,700             8,874
      Wal-Mart Stores                                 139,350             7,090
                                                                ---------------
                                                                         47,480
                                                                ---------------
   ENERGY - 13.4%
      Chevron                                         178,600            15,092
      ConocoPhillips                                   93,250             7,490
      Exxon Mobil                                     183,650            15,867
      Halliburton                                     107,150             3,554
      Marathon Oil                                     83,000             3,888
      Peabody Energy (A)                               35,000             1,891
      Suncor Energy                                    28,550             2,683
      Williams                                        194,550             6,220
                                                                ---------------
                                                                         56,685
                                                                ---------------
   FINANCIALS - 23.7%
      Aflac                                            74,350             4,560
      American International Group                    123,000             6,785
      Bank of America                                 184,750             8,194
      Bank of New York Mellon                         150,350             7,011
      Berkshire Hathaway, Cl B*                         2,750            12,512
      Citigroup                                       329,550             9,300
      Federal National Mortgage Association            60,000             2,032
      Genworth Financial, Cl A                        159,000             3,870
      Goldman Sachs Group                              15,650             3,142
      Hanover Insurance Group (A)                      51,150             2,330

--------------------------------------------------------------------------------
Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      JPMorgan Chase                                  263,350   $        12,522
      Loews                                            45,000             2,101
      Marsh & McLennan                                240,850             6,647
      Morgan Stanley                                   57,000             2,818
      Prudential Financial (A)                         53,000             4,472
      Travelers                                        50,000             2,405
      Washington Mutual (A)                           108,500             2,161
      Wells Fargo (A)                                 213,300             7,254
                                                                ---------------
                                                                        100,116
                                                                ---------------
   HEALTH CARE - 6.8%
      Baxter International                             78,500             4,768
      Boston Scientific                               374,500             4,542
      Covidien (A)                                     66,500             2,968
      GlaxoSmithKline ADR                              49,050             2,324
      Merck                                           113,500             5,253
      Pfizer                                          374,350             8,756
                                                                ---------------
                                                                         28,611
                                                                ---------------
   INDUSTRIAL - 13.0%
      Avery Dennison (A)                               45,000             2,332
      Boeing                                           33,300             2,770
      General Electric                                535,000            18,944
      Honeywell International                         107,000             6,320
      Insituform Technologies, Cl A                   124,000             1,575
      Joy Global (A)                                   46,500             2,932
      Masco                                            73,300             1,681
      Pitney Bowes (A)                                 55,000             2,019
      Tyco International                               65,400             2,574
      United Technologies                              48,050             3,527
      USG                                             113,500             4,154
      Waste Management (A)                            190,000             6,164
                                                                ---------------
                                                                         54,992
                                                                ---------------
   INFORMATION TECHNOLOGY - 12.6%
      Accenture, Cl A                                  57,950             2,006
      Cisco Systems*                                  156,000             3,822
      Corning                                         236,850             5,701
      Diebold                                          69,650             1,802
      Hewlett-Packard (A)                              87,400             3,824
      Intel (A)                                       105,000             2,226
      International Business Machines (A)              78,700             8,448
      Microsoft                                       456,000            14,866
      Nokia ADR (A)                                   140,000             5,173
      Tyco Electronics (A)                             65,600             2,218
      Western Union                                   143,000             3,203
                                                                ---------------
                                                                         53,289
                                                                ---------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                  Shares/Par (000)       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MATERIALS - 3.5%
      Alcoa                                            83,000   $         2,747
      Cabot (A)                                        53,000             1,576
      Dow Chemical                                     50,000             1,933
      EI Du Pont de Nemours                            45,000             2,033
      Rio Tinto ADR (A)                                 4,900             1,994
      Weyerhaeuser (A)                                 68,600             4,646
                                                                ---------------
                                                                         14,929
                                                                ---------------
   TELECOMMUNICATION SERVICES - 1.4%
      Verizon Communications (A)                      152,000             5,904
                                                                ---------------
                                                                          5,904
                                                                ---------------
   UTILITIES - 1.9%
      Questar (A)                                     162,100             8,252
                                                                ---------------
                                                                          8,252
                                                                ---------------
      TOTAL COMMON STOCK
         (Cost $327,707)                                                418,780
                                                                ---------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 1.2%
--------------------------------------------------------------------------------
      Liquid Funding LLC (B) (C) (D)
         3.089%, 06/11/08                           $   2,500             2,500
      Morgan Stanley Dean Witter
         3.410%, 03/03/09                               2,500             2,500
                                                                ---------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $5,000)                                                    5,000
                                                                ---------------
--------------------------------------------------------------------------------
   MASTER NOTES - 1.2%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.325%, 02/06/08                               2,500             2,500
      JPMorgan (B)
         3.225%, 02/15/08                               2,500             2,500
                                                                ---------------
      TOTAL MASTER NOTES
         (Cost $5,000)                                                    5,000
                                                                ---------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.1%
--------------------------------------------------------------------------------
      Templeton Dragon Fund (A)                        25,000               654
                                                                ---------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $212)                                                        654
                                                                ---------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 7.9%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.225%, dated 01/31/08, matures on
         02/01/08, repurchase price $11,084,484
         (collateralized by various corporate
         obligations, ranging in par value from
         $50,000 - $21,649,000, 0.000% - 7.036%,
         09/25/18 - 06/11/50, total market value
         $11,585,551)                               $  11,083            11,083

--------------------------------------------------------------------------------
Description                                         Par (000)       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Bear Stearns (B)
         3.200%, dated 01/31/08, matures on
         06/05/08, repurchase price $5,000,444
         (collateralized by various corporate
         obligations, ranging in par value from
         $50,000 - $21,649,000,  0.000% - 7.036%,
         09/25/18 - 06/11/50, total market value
         $5,226,490)                                $   5,000   $         5,000
      Deutsche Bank
         1.750%, dated 01/31/08, matures on
         02/01/08, repurchase price $851,628
         (collateralized by a U.S. Treasury Note
         obligation, par value $852,000, 3.125%,
         04/15/09, total market value $869,305.24)        852               852
      Greenwich Capital (B)
         3.275%, dated 01/31/08, matures on
         02/01/08, repurchase price $16,501,501
         (collateralized by various corporate
         obligations, ranging in par value from
         $369,485 - $79,985, 0.000% - 6.039%,
         08/25/32 - 07/15/44, total market value
         $17,244,028)                                  16,500            16,500
                                                                ---------------

      TOTAL REPURCHASE AGREEMENTS
         (Cost $33,435)                                                  33,435
                                                                ---------------
   TOTAL INVESTMENTS - 109.4%
      (Cost $371,354)                                                   462,869
                                                                ---------------
   OTHER ASSETS & LIABILITIES, NET - (9.4)%                             (39,820)
                                                                ---------------
   NET ASSETS - 100.0%                                          $       423,049
                                                                ===============
--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31,2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $40,840 (000).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.
(D) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JANUARY 31, 2008 WAS $2,500 (000) AND REPRESENTED 0.6% OF NET ASSETS.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
LLC - LIMITED LIABILITY COMPANY

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
74                               1.800.433.6884
-------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 87.9%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 1.8%                        131,370   $       1,345
      HighMark Core Equity Fund,
         Fiduciary Shares - 23.6%                     1,968,621          17,285
      HighMark International Opportunities
         Fund, Fiduciary Shares - 16.2%               1,342,523          11,868
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 15.4%                     1,177,774          11,330
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 7.9%                        436,092           5,756
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 7.6%                        348,939           5,587
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.7%                        103,958           1,243
      HighMark Value Momentum Fund,
         Fiduciary Shares - 13.7%                       516,724          10,050
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $69,154)                                                  64,464
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES - 8.7%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 1.6%                        107,877           1,164
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 7.1%                        522,182           5,227
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $6,250)                                                    6,391
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 3.99% (A)                    245,742             246
                                                                  -------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $246)                                                        246
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANY - 2.8%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 2.8%                     204,142   $       2,021
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANY
         (Cost $2,493)                                                    2,021
                                                                  -------------

   TOTAL INVESTMENTS - 99.7%
      (Cost $78,143)                                                     73,122
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                                   226
                                                                  -------------
   NET ASSETS - 100.0%                                            $      73,348
                                                                  =============

--------------------------------------------------------------------------------
(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 96.9%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 2.2%                         13,945   $         143
      HighMark Core Equity Fund,
         Fiduciary Shares - 27.8%                       207,195           1,819
      HighMark International Opportunities
         Fund, Fiduciary Shares - 17.9%                 132,779           1,174
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 15.2%                       103,755             998
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 6.7%                         33,467             442
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 8.4%                         34,313             549
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.9%                         10,262             123
      HighMark Value Momentum Fund,
         Fiduciary Shares - 16.8%                        56,540           1,099
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $7,143)                                                    6,347
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 0.8%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 3.99% (A)                     52,898              53
                                                                  -------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $53)                                                          53
                                                                  -------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANY - 3.2%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 3.2%                      20,787             206
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANY
         (Cost $251)                                                        206
                                                                  -------------
   TOTAL INVESTMENTS - 100.9%
      (Cost $7,447)                                                       6,606
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.9)%                                 (57)
                                                                  -------------
   NET ASSETS - 100.0%                                            $       6,549
                                                                  =============

--------------------------------------------------------------------------------
(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
76                               1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 68.1%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 1.6%                        100,920   $       1,033
      HighMark Core Equity Fund,
         Fiduciary Shares - 17.0%                     1,271,962          11,168
      HighMark International Opportunities Fund,
         Fiduciary Shares - 13.0%                       959,627           8,483
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 12.2%                       828,935           7,974
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 6.5%                        321,950           4,250
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 6.3%                        258,435           4,138
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.4%                         78,030             933
      HighMark Value Momentum Fund,
         Fiduciary Shares - 10.1%                       340,995           6,632
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $47,279)                                                  44,611
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES - 26.5%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 11.1%                       676,195           7,296
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 15.4%                     1,007,170          10,082
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $16,976)                                                  17,378
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 2.8%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 3.99% (A)                  1,858,025           1,858
                                                                  -------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $1,858)                                                    1,858
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANY - 2.3%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 2.3%                     154,720   $       1,532
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANY
         (Cost $1,867)                                                    1,532
                                                                  -------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $67,980)                                                     65,379
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                                   168
                                                                  -------------
   NET ASSETS - 100.0%                                            $      65,547
                                                                  =============

--------------------------------------------------------------------------------
(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES - 55.9%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 23.6%                       242,064   $       2,612
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 32.3%                       357,584           3,579
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $6,073)                                                    6,191
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 39.7%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.9%                          9,513              98
      HighMark Core Equity Fund,
         Fiduciary Shares - 11.2%                       141,419           1,242
      HighMark International Opportunities Fund,
         Fiduciary Shares - 4.3%                         54,134             479
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 8.9%                        102,207             983
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 3.6%                         30,103             397
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 3.4%                         23,358             374
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 0.7%                          6,891              82
      HighMark Value Momentum Fund,
         Fiduciary Shares - 6.7%                         37,961
                                                                            738
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $4,732)                                                    4,393
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 3.8%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 3.99% (A)                    427,656             428
                                                                  -------------
      TOTAL AFFILIATED MONEY MARKET
         REGISTERED INVESTMENT COMPANY
         (Cost $428)                                                        428
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 1.3%                      14,180   $         140
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANY
         (Cost $170)                                                        140
                                                                  -------------
   TOTAL INVESTMENTS - 100.7%
      (Cost $11,403)                                                     11,152
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.7)%                                 (76)
                                                                  -------------
   NET ASSETS - 100.0%                                            $      11,076
                                                                  =============

--------------------------------------------------------------------------------
(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
78                               1.800.433.6884
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

                         [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                           Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 41.2%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.500%, 11/01/09                             $     283   $         287
         6.000%, 10/01/09                                   392             395
         6.000%, 06/01/13                                 1,107           1,145
         6.000%, 09/01/13                                 1,026           1,061
         6.000%, 09/01/17                                 2,741           2,835
         6.000%, 11/01/17                                   840             869
         5.500%, 03/01/17                                   808             830
         5.500%, 08/01/21                                 7,920           8,107
         5.000%, 10/01/20                                 1,505           1,525
         5.000%, 07/01/35                                 4,635           4,617
         4.500%, 05/01/19                                 1,915           1,914
         4.500%, 07/01/19                                 5,543           5,540
         4.500%, 04/01/20                                   748             748
         4.000%, 04/01/18                                 4,434           4,372
         4.000%, 06/01/19                                 9,555           9,394
      FHLMC, REMICs
         6.250%, 01/15/24                                 2,000           2,124
      FNMA
         8.500%, 05/01/25                                    29              32
         8.000%, 08/01/24                                     4               4
         8.000%, 09/01/24                                    --               1
         8.000%, 07/01/26                                    37              40
         8.000%, 06/01/30                                    20              22
         7.500%, 12/01/26                                   238             258
         7.000%, 02/01/09                                    41              41
         7.000%, 12/01/10                                   245             248
         7.000%, 05/01/30                                    41              44
         6.500%, 04/01/14                                   631             661
         6.500%, 03/01/24                                    64              67
         6.500%, 05/01/26                                    69              72
         6.500%, 01/01/28                                    22              23
         6.500%, 03/01/28                                    39              41
         6.500%, 04/01/28                                   177             185
         6.500%, 01/01/29                                   814             852
         6.500%, 06/01/29                                   390             408
         6.500%, 06/01/29                                   509             532
         6.500%, 07/01/29                                   442             462
         6.500%, 08/01/29                                   183             192
         6.500%, 05/01/30                                   622             651
         6.000%, 05/01/09                                     7               7
         6.000%, 09/01/10                                    39              39
         6.000%, 05/01/11                                    45              46
         6.000%, 01/01/12                                    19              19
         6.000%, 01/01/12                                    19              19
         6.000%, 03/01/13                                    79              82
         6.000%, 08/01/14                                 2,772           2,859

--------------------------------------------------------------------------------
Description                                           Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA - (continued)
         6.000%, 05/01/16                             $     755   $         782
         6.000%, 10/01/16                                   973           1,008
         6.000%, 11/01/17                                 2,189           2,267
         6.000%, 12/01/27                                     7               7
         6.000%, 12/01/27                                     3               3
         6.000%, 12/01/27                                    50              52
         6.000%, 12/01/27                                    24              25
         6.000%, 07/01/28                                   496             512
         6.000%, 08/01/28                                   125             129
         6.000%, 10/01/28                                   214             221
         6.000%, 10/01/28                                    90              93
         6.000%, 12/01/28                                 1,264           1,306
         6.000%, 12/01/28                                   385             398
         6.000%, 12/01/28                                   471             487
         5.500%, 01/01/17                                   533             548
         5.500%, 02/01/17                                   328             337
         5.500%, 12/01/17                                 2,670           2,743
         5.500%, 03/01/20                                12,596          12,931
         5.500%, 11/01/33                                 7,898           8,017
         5.500%, 04/01/35                                 3,647           3,697
         5.500%, 04/01/36                                 9,909          10,046
         5.000%, 01/01/09                                   274             274
         5.000%, 11/01/17                                 3,436           3,493
         5.000%, 12/01/17                                 1,298           1,320
         5.000%, 02/01/18                                 3,790           3,850
         5.000%, 11/01/18                                   549             557
         5.000%, 03/01/34                                 2,694           2,687
         5.000%, 03/01/34                                 5,095           5,083
         5.000%, 08/01/34                                 3,864           3,854
         5.000%, 07/01/35                                 5,176           5,158
         4.500%, 04/01/18                                21,142          21,216
         4.500%, 08/01/18                                 2,379           2,387
         4.500%, 07/01/20                                 7,307           7,327
      FNMA, CMO REMIC Ser 25, Cl CD,
         3.500%, 03/25/17                                 4,270           4,236
      GNMA
         8.000%, 04/15/17                                    19              21
         8.000%, 05/15/17                                    17              19
         8.000%, 11/15/26                                   265             291
         8.000%, 12/15/26                                   111             122
         7.500%, 05/15/23                                   118             127
         7.500%, 01/15/24                                    52              56
         7.500%, 01/15/24                                     4               5
         7.500%, 01/15/24                                    10              11
         7.500%, 01/15/24                                     1               1
         7.500%, 01/15/24                                    46              50
         7.500%, 02/15/24                                    18              20

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                           Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA - (continued)
         7.500%, 02/15/24                             $      33   $          36
         7.500%, 02/15/27                                    17              19
         7.500%, 02/15/27                                     7               8
         7.500%, 06/15/27                                    55              60
         7.500%, 07/15/27                                    17              19
         7.500%, 08/15/27                                     1               1
         7.500%, 08/15/27                                    10              11
         7.500%, 08/15/27                                    13              14
         7.500%, 08/15/27                                     2               2
         7.500%, 08/15/27                                     2               2
         7.500%, 08/15/27                                     1               1
         7.500%, 08/15/27                                    16              17
         7.000%, 01/15/24                                    36              38
         7.000%, 04/15/24                                    27              29
         6.500%, 06/15/23                                   132             138
         6.500%, 12/15/23                                    53              55
         6.500%, 12/15/23                                    16              17
         6.500%, 01/15/24                                    20              21
         6.500%, 02/15/24                                   108             113
         6.500%, 10/15/25                                    56              59
         6.500%, 04/15/26                                    54              57
         6.500%, 01/15/29                                   223             234
         6.500%, 05/15/29                                   764             800
         6.500%, 06/15/29                                    63              66
         6.000%, 07/15/28                                    71              73
         6.000%, 08/15/28                                   131             136
         6.000%, 09/15/28                                   262             272
         6.000%, 09/15/28                                   232             240
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
         BACKED OBLIGATIONS
         (Cost $160,595)                                                163,982
                                                                  -------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 32.8%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.8%
      Comcast Cable Communications
         6.875%, 06/15/09                                 4,530           4,691
      News America
         5.300%, 12/15/14                                 3,750           3,797
      News America Holdings
         7.750%, 02/01/24                                 1,000           1,112
      Time Warner Entertainment
         8.375%, 03/15/23                                 5,000           5,740
                                                                  -------------
                                                                         15,340
                                                                  -------------

--------------------------------------------------------------------------------
Description                                           Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   CONSUMER STAPLES - 0.7%
      Safeway
         7.500%, 09/15/09                             $   2,468   $       2,610
                                                                  -------------
   ENERGY - 2.1%
      ConocoPhillips
         7.125%, 03/15/28                                 3,000           3,091
      Knight
         7.250%, 03/01/28                                 5,600           5,079
                                                                  -------------
                                                                          8,170
                                                                  -------------
   FINANCIALS - 10.6%
      Associates
         6.950%, 11/01/18                                 4,000           4,468
      Citigroup
         6.200%, 03/15/09                                 5,200           5,332
      GE Global Insurance
         7.750%, 06/15/30                                 5,000           5,711
      HSBC Bank USA
         3.875%, 09/15/09                                 4,200           4,200
      John Hancock Financial Services
         5.625%, 12/01/08                                 5,000           5,100
      Lehman Brothers Holdings, MTN
         5.625%, 01/24/13                                 4,000           4,052
      Liquid Funding LLC (A) (B) (C)
         3.089%, 06/11/08                                 2,500           2,499
      Morgan Stanley
         6.750%, 04/15/11                                 5,500           5,852
      Wachovia
         3.625%, 02/17/09                                 5,000           4,951
                                                                  -------------
                                                                         42,165
                                                                  -------------
   FOREIGN GOVERNMENTS - 2.1%
      Hydro Quebec, Ser IO
         8.050%, 07/07/24                                 1,125           1,483
      Pemex Project Funding Master Trust
         9.125%, 10/13/10 (D)                             5,000           5,593
      Province of Saskatchewan
         9.375%, 12/15/20                                 1,000           1,405
                                                                  -------------
                                                                          8,481
                                                                  -------------
   HEALTH CARE - 3.4%
      Abbott Laboratories
         5.600%, 11/30/17                                 3,900           4,070
      HCA
         7.875%, 02/01/11                                 5,000           4,913
      United Health Group
         5.250%, 03/15/11                                 4,500           4,585
                                                                  -------------
                                                                         13,568
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                           Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - 1.8%
      Continental Airlines, Ser 98-1B
         6.748%, 03/15/17                             $   2,025   $       1,914
      General Electric
         5.000%, 02/01/13                                 5,000           5,155
                                                                  -------------
                                                                          7,069
                                                                  -------------
   INFORMATION TECHNOLOGY - 2.5%
      Cisco Systems
         5.250%, 02/22/11                                 5,000           5,202
      International Business Machines
         6.500%, 01/15/28                                 2,500           2,659
         5.700%, 09/14/17                                 1,950           2,048
                                                                  -------------
                                                                          9,909
                                                                  -------------
   TELECOMMUNICATION SERVICES - 2.3%
      Bell Atlantic Maryland
         8.000%, 10/15/29                                 2,980           3,456
      New England Telephone & Telegraph
         7.875%, 11/15/29                                 4,925           5,612
                                                                  -------------
                                                                          9,068
                                                                  -------------
   UTILITIES - 3.5%
      Arkansas Electric Cooperative
         7.330%, 06/30/08                                   711             717
      Baltimore Gas & Electric, MTN, Ser G
         5.780%, 10/01/08                                 4,000           4,048
      MidAmerican Energy Holdings, Ser D
         5.000%, 02/15/14                                   400             398
      Oklahoma Gas & Electric
         6.650%, 07/15/27                                 2,500           2,554
      Orange & Rockland Utilities, Ser G
         7.000%, 03/01/29                                 1,250           1,327
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                                 5,000           5,054
                                                                  -------------
                                                                         14,098
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $126,703)                                                130,478
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 12.8%
--------------------------------------------------------------------------------
      U. S. Treasury Bonds
         8.125%, 08/15/19 (D)                             2,500           3,461
         7.250%, 05/15/16                                16,100          20,338
         7.125%, 02/15/23 (D)                             4,000           5,291
      U.S. Treasury Inflation Index Note
         3.000%, 07/15/12 (D)                            17,000          22,003
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $44,801)                                                  51,093
                                                                  -------------

--------------------------------------------------------------------------------
Description                                    Par (000)/Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 11.8%
--------------------------------------------------------------------------------
      CenterPoint Energy Transition Bond Co. II
         Ser A, Cl A3
         5.090%, 08/01/15                             $   6,600   $       6,830
      Chase Mortgage Finance,
         Ser 2004-S1, Cl A3
         5.500%, 02/25/19                                 6,350           6,459
      Citibank Credit Card Master Trust,
         Ser 1999-2, Cl A
         5.875%, 03/10/11                                 6,000           6,169
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                                 9,512           9,533
      MBNA Credit Card Master Note Trust,
         Ser 2005-A7, Cl A7
         4.300%, 02/15/11                                   500             501
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, Cl A3
         5.403%, 07/12/34                                 3,875           3,920
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                                 4,000           4,113
      Wells Fargo Mortgage Backed Securities Trust,
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                                 9,326           9,381
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $45,626)                                                  46,906
                                                                  -------------

--------------------------------------------------------------------------------
   MASTER NOTES - 1.6%
--------------------------------------------------------------------------------
      Bear Stearns (A)
         3.325%, 02/06/08                                 3,750           3,750
      JPMorgan (A)
         3.225%, 02/15/08                                 2,500           2,500
                                                                  -------------
      TOTAL MASTER NOTES
         (Cost $6,250)                                                    6,250
                                                                  -------------

--------------------------------------------------------------------------------
   CERTIFICATE OF DEPOSIT - 1.2%
--------------------------------------------------------------------------------
      National City Bank
         3.275%, 04/18/08                                 5,000           5,002
                                                                  -------------
      TOTAL CERTIFICATE OF DEPOSIT
         (Cost $5,002)                                                    5,002
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.1%
--------------------------------------------------------------------------------
      Fidelity Institutional Money Market
         Funds                                        4,469,948           4,470
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $4,470)                                                    4,470
                                                                  -------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                           Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 4.6%
--------------------------------------------------------------------------------
      Bear Stearns (A)
         3.200%, dated 01/31/08,
         matures on 06/05/08,
         repurchase price $2,500,222
         (collateralized by various
         corporate obligations, ranging in
         par value from $50,000 - $21,649,000,
         0.000% - 7.036%, 09/25/18 -
         06/11/50, total market value
         $2,613,245)                                  $   2,500   $       2,500
      Greenwich Capital (A)
         3.275%, dated 01/31/08,
         matures on 02/01/08,
         repurchase price $16,501,501
         (collateralized by various
         corporate obligations, ranging in
         par value from $369,485 - $79,985,
         0.000% - 6.039%, 08/25/32 -
         07/15/44, total market value
         $17,244,028)                                     7,500           7,500
      Lehman Brothers (A)
         3.205%, dated 01/31/08,
         matures on 02/01/08,
         repurchase price $8,510,603
         (collateralized by a corporate
         obligation, par value
         $8,509,845, 5.500%, 01/15/10,
         total market value $8,641,904)                   8,510           8,510
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $18,510)                                                  18,510
                                                                  -------------
   TOTAL INVESTMENTS - 107.1%
      (Cost $411,957)                                                   426,691
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (7.1)%                             (28,357)
                                                                  -------------
   NET ASSETS - 100.0%                                            $     398,334
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.
(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2008 WERE $2,499 (000) AND REPRESENTED 0.6% OF NET ASSETS.
(D) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $31,688 (000).

CL - CLASS
CMO - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC - LIMITED LIABILITY COMPANY
MTN - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER - SERIES

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
82                               1.800.433.6884
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                           Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.5%
--------------------------------------------------------------------------------
      Atascadero, Unified School District,
         Measure B, Capital Projects,
         Ser A, COP, MBIA Insured,
         Callable 02/01/08 @ 101
         5.200%, 08/01/08                             $   1,000   $       1,015
      Berryessa, Unified School District,
         GO, MBIA Insured
         5.375%, 03/01/12                                   460             507
      Brentwood, Unified School District,
         Ser B, GO, FGIC Insured,
         Callable 08/01/10 @ 101
         4.850%, 08/01/14                                   410             432
      Burlingame, Elementary School District,
         GO, FSA Insured
         5.250%, 07/15/16                                   795             917
      California State, GO,
         Callable 12/01/16 @ 100
         5.000%, 12/01/17                                 1,705           1,872
      California State,
         GO, AMBAC Insured (A)
         5.000%, 11/01/17                                 1,000           1,109
      California State,
         GO, FGIC Insured
         4.500%, 09/01/10                                 1,000           1,053
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds,
         Ser A, RB, FGIC Insured
         5.000%, 02/01/14                                 2,000           2,210
      California State, Department of
         Water Resources Power Supply,
         Ser A, RB, AMBAC Insured,
         Callable 05/01/12 @ 101
         5.500%, 05/01/15                                 1,225           1,354
      California State, Department of
         Water Resources, Central Valley
         Project, Water System,
         Ser W, RB, FSA Insured
         5.500%, 12/01/14                                 1,315           1,526
      California State, Department of
         Water Resources, Central Valley
         Project, Water System,
         Ser Z, RB, FGIC Insured
         5.000%, 12/01/12                                 1,000           1,100
      California State, Educational Facilities
         Authority, Loyola-Marymount University,
         Ser A, RB, MBIA Insured,
         Callable 10/01/11 @ 101
         4.500%, 10/01/12                                 1,560           1,669

--------------------------------------------------------------------------------
Description                                           Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      California State, Educational Facilities
         Authority, Stanford University,
         Ser P, RB
         5.250%, 12/01/13                             $     800   $         906
      California State, Educational Facilities
         Authority, Stanford University,
         Ser R, RB
         5.000%, 11/01/11                                   610             667
      California State, Public Works
         Board Lease, Various University
         of California Projects,
         Ser A, RB, AMBAC Insured,
         Callable 12/01/07 @ 102
         5.100%, 12/01/10                                 1,000           1,022
      Chaffey, Unified High School District,
         GO, FGIC Insured
         5.000%, 08/01/15                                 1,000           1,118
      Coast Community College,
         GO, MBIA Insured
         5.250%, 08/01/15                                 1,000           1,138
      Contra Costa County, Transportation Authority,
         Sales Tax Ser A, RB, FGIC Insured
         6.000%, 03/01/09                                 1,000           1,041
      Corona-Norca Unified School District,
         Ser A, GO, FSA Insured
         5.000%, 08/01/17                                   500             569
      Cupertino, Unified School District,
         GO, FSA Insured,
         Callable 08/01/11 @ 100
         5.250%, 08/01/13                                   595             646
      East Bay, Municipal Utility District,
         Water System Project,
         RB, MBIA Insured,
         Prerefunded @ 100
         5.250%, 06/01/11                                   500             546
         5.250%, 06/01/11                                 1,250           1,365
      Eastern Municipal Water District,
         Ser A, COP, FGIC Insured,
         Callable 07/01/11 @ 100
         5.250%, 07/01/12                                   300             323
         5.250%, 07/01/13                                 1,000           1,072
         5.375%, 07/01/16                                 2,120           2,291
         5.375%, 07/01/17                                 2,410           2,603
      El Camino, Community College,
         GO, FSA Insured,
         Callable 08/01/15 @ 100
         5.000%, 08/01/16                                 1,000           1,119


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

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Fallbrook, Unified High School District,
         GO, FGIC Insured
         5.375%, 09/01/12                                 $    250   $      278
      Fremont, Unified High School District
         Ser B, ETM, GO
         5.000%, 09/01/10                                      600          641
      Fresno, Joint Powers Financing Authority,
         Fresno City Hall, RB, AMBAC Insured,
         Callable 08/01/10 @ 100
         4.600%, 08/01/11                                      500          524
      Joshua Basin-Hi Desert Financing Authority,
         Water District Project,
         RB, AMBAC Insured
         4.900%, 05/01/09                                      465          481
      Kings River, Conservation District,
         Pine Flat Power, Ser F, RB
         4.625%, 01/01/11                                      500          529
      Livermore-Amador Valley,
         Water Management Authority,
         Ser A, RB, AMBAC Insured,
         Callable 08/01/11 @ 100
         5.000%, 08/01/13                                      400          426
         5.250%, 08/01/14                                      750          813
      Los Angeles Community College District,
         Ser E, GO, FSA Insured,
         Callable 08/01/16 @ 100
         5.000%, 08/01/17                                    1,000        1,122
      Los Angeles County, Metropolitan
         Transportation Authority, Sales Tax Project,
         A-1st Senior, Ser B, RB, FSA Insured
         5.250%, 07/01/11                                    1,550        1,695
      Los Angeles County, Metropolitan
         Transportation Authority, Sales Tax Project,
         C-2nd Senior, Ser A, RB, AMBAC Insured
         5.500%, 07/01/10                                    1,050        1,127
      Los Angeles County, Metropolitan
         Transportation Authority, Sales Tax Project,
         C-2nd Senior, Ser A, RB, FGIC Insured
         5.000%, 07/01/10                                    2,000        2,126
      Los Angeles, Department of Water & Power,
         Ser A-A-1, RB, MBIA Insured
         5.250%, 07/01/10                                    1,710        1,827
         5.250%, 07/01/11                                    1,000        1,089
      Los Angeles, Department of Water & Power,
         Ser A-A-1, RB, MBIA Insured,
         Callable 07/01/11 @ 100
         5.250%, 07/01/13                                    2,025        2,187

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Los Angeles, Department of Water & Power,
         Ser B, RB, MBIA Insured,
         Callable 07/01/11 @ 100
         5.000%, 07/01/13                                 $    430   $      475
      Los Angeles,
         Ser A, GO, FGIC Insured
         5.250%, 09/01/09                                      600          628
      Los Angeles,
         Ser A, GO, MBIA Insured
         5.250%, 09/01/11                                      250          273
      Los Angeles,
         Ser B, GO, FSA Insured,
         Callable 09/01/15 @ 100
         5.000%, 09/01/16                                    1,000        1,120
      Los Angeles, Unified School District,
         GO, MBIA Insured
         5.500%, 07/01/12                                      755          842
      Los Angeles, Unified School District,
         Ser A, GO, FGIC Insured
         6.000%, 07/01/11                                    1,385        1,537
      Los Angeles, Unified School District,
         Ser D, GO, FGIC Insured,
         Prerefunded @ 100 (B)
         5.500%, 07/01/10                                    2,000        2,154
      Los Angeles, Unified School District,
         Ser E, GO, MBIA Insured,
         Prerefunded @ 100 (B)
         5.500%, 07/01/12                                    1,390        1,557
      Los Angeles, Waste Water System,
         Ser C, RB, MBIA Insured
         5.375%, 06/01/12                                    1,145        1,269
      Los Gatos-Saratoga, Joint Unified
         High School, Ser B, GO,
         Prerefunded @ 100 (B)
         4.600%, 12/01/10                                      875          939
      Metropolitan, Water District of
         Southern California, Ser A, RB,
         Callable 07/01/11 @ 101
         5.375%, 07/01/12                                    2,185        2,406
      Metropolitan, Water District of
         Southern California, Waterworks
         Project, Ser B, GO
         4.000%, 03/01/11                                    1,000        1,048
      Mountain View, Shoreline Regional Park
         Community, Ser A, TA, MBIA Insured
         5.600%, 08/01/10                                      500          506

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      M-S-R Public Power Authority,
         San Juan Project, Ser I, RB,
         MBIA Insured,
         Callable 07/01/11 @ 100
         5.000%, 07/01/14                                 $  2,441   $    2,607
      North Orange County, Community College
         District, GO, MBIA Insured
         5.000%, 08/01/15                                    1,000        1,122
      Norwalk, La Mirada Unified School District,
         Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (B)
         5.000%, 08/01/13                                    1,800        2,012
      Orange County, Local Transportation
         Authority, Measure M, Second Senior,
         Ser A, RB, MBIA Insured
         5.500%, 02/15/10                                    1,200        1,275
      Paramount, Unified School District,
         GO, FSA Insured
         5.000%, 09/01/15                                    1,000        1,133
      Port of Oakland, Ser M, RB, FGIC Insured,
         Prerefunded @ 100 (B)
         5.250%, 11/01/12                                    1,000        1,117
      Port of Oakland, RB, MBIA Insured,
         Callable 11/01/17 @ 100
         5.000%, 11/01/18                                    1,000        1,112
      Redwood City, Elementary School
         District, GO, FGIC Insured
         5.500%, 08/01/10                                    1,140        1,228
         5.500%, 08/01/14                                      900        1,027
      Riverside County, Transportation
         Commission, Sales Tax Revenue,
         Ser A, RB, AMBAC Insured
         5.750%, 06/01/09                                      740          774
      Riverside, Community College,
         GO, FSA Insured,
         Callable 08/01/15 @ 100
         5.000%, 08/01/19                                    1,700        1,855
      Sacramento, Municipal Utility District,
         Electric, Ser C, ETM, RB, FGIC Insured,
         Callable 09/01/07 @ 100
         5.750%, 11/15/08                                      570          571
      Sacramento, Municipal Utility District,
         Ser O, RB, MBIA Insured
         5.250%, 08/15/10                                      500          536
      Sacramento, Municipal Utility District,
         Ser P, RB, FSA Insured,
         Callable 08/15/11 @ 100
         5.250%, 08/15/13                                    1,585        1,713

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Sacramento, Municipal Utility District,
         Ser R, RB, MBIA Insured
         5.000%, 08/15/15                                 $  1,480   $    1,661
      Sacramento, Municipal Utility District,
         Ser R, RB, MBIA Insured,
         Callable 08/15/13 @ 100
         5.000%, 08/15/16                                    1,000        1,085
      San Bernardino County, Community College
         District, GO, FSA Insured
         5.000%, 08/01/15                                    1,000        1,133
      San Bernardino County, Transportation
         Authority, Ser A, RB, FSA Insured,
         Callable 03/01/08 @ 101
         5.000%, 03/01/09                                    1,000        1,012
      San Bernardino County, Transportation
         Authority, Ser A, RB, MBIA Insured
         6.250%, 03/01/10                                    2,000        2,160
      San Bernardino, Municipal Water
         Department, Sewer Authority, COP,
         FGIC Insured, Callable 02/01/09 @ 101
         5.000%, 02/01/11                                    1,130        1,169
      San Diego County, Water Authority,
         COP, FGIC Insured
         5.250%, 05/01/16                                    1,310        1,482
      San Diego, Public Facilities Financing
         Authority, RB, MBIA Insured,
         Callable 08/01/12 @ 100
         5.000%, 08/01/14                                    1,000        1,070
      San Francisco City & County, Airport
         Commission, International Airport,
         Second Senior, Issue 20, RB,
         MBIA Insured,
         Callable 05/01/08 @ 101
         4.250%, 05/01/09                                    1,000        1,015
      San Francisco City & County, Public Utilities
         Commission, Water Revenue,
         Ser A, RB, FSA Insured
         5.000%, 11/01/10                                    1,000        1,072
         5.000%, 11/01/11                                    1,500        1,634
      San Francisco City & County, Public Utilities
         Commission, Water Revenue,
         Ser B, RB, MBIA Insured,
         Callable 11/01/12 @ 100
         5.000%, 11/01/15                                    1,250        1,360
      San Francisco, Bay Area Rapid Transit,
         RB, AMBAC Insured,
         Callable 07/01/11 @ 100
         5.250%, 07/01/14                                      300          323

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      San Francisco, Bay Area Rapid Transit,
         RB, AMBAC Insured,
         Prerefunded @ 100 (B)
         5.250%, 07/01/11                                 $    850   $      931
      San Joaquin County, Delta Community
         College District, Election 2004,
         Ser A, GO, FSA Insured
         4.500%, 08/01/15                                    1,000        1,099
      San Jose, Financing Authority,
         Convention Center Project,
         Ser F, RB, MBIA Insured
         4.250%, 09/01/11                                    1,765        1,868
      San Jose, Redevelopment Agency,
         Merged Area Redevelopment
         Project, TA, AMBAC Insured,
         Callable 08/01/08 @ 102
         5.000%, 08/01/09                                    1,500        1,545
      San Jose, Redevelopment Agency,
         Merged Area Redevelopment
         Project, TA, MBIA Insured
         6.000%, 08/01/08                                    1,000        1,019
      San Juan, Unified School District,
         GO, FSA Insured
         5.250%, 08/01/10                                    1,150        1,235
      San Mateo County, Transit District,
         Ser A, RB, MBIA Insured
         5.250%, 06/01/16                                    2,000        2,288
      San Mateo, Unified High School District,
         Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (B)
         5.375%, 09/01/11                                    2,195        2,416
      San Ramon Valley, Unified School District,
         GO, FSA Insured,
         Callable 08/01/14 @ 100
         5.250%, 08/01/18                                    1,250        1,397
      Santa Ana, Community Redevelopment
         Agency, Mainplace Project, Ser E,
         ETM, RB, USGOV Insured
         6.400%, 12/15/10                                      245          265
      Santa Maria, Joint Unified High School
         District, Ser A, ETM, GO, FSA Insured
         5.500%, 08/01/15                                      510          595
      Solano County, Community College,
         Ser A, GO, MBIA Insured,
         Prerefunded @ 100 (B)
         5.000%, 08/01/13                                    1,865        2,084
      South Placer, Waste Water Authority,
         Ser A, RB, FGIC Insured
         4.500%, 11/01/10                                    1,000        1,058

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Southern California, Public Power
         Authority, Ser A, RB, FSA Insured
         5.375%, 01/01/09                         $          1,610   $    1,661
      Stockton Unified School District,
         GO, FSA Insured
         5.000%, 08/01/16                                      645          733
      Turlock, Irrigation District, Ser A, RB,
         MBIA Insured
         6.000%, 01/01/11                                      500          547
                                                                     ----------

      TOTAL MUNICIPAL BONDS
         (Cost $111,251)
                                                                        115,808
                                                                     ----------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund, 2.400% (C)                 632,661          633
                                                                     ----------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $633)                                                        633
                                                                     ----------
   TOTAL INVESTMENTS - 99.0%
      (Cost $111,884)                                                   116,441
                                                                     ----------
   OTHER ASSETS & LIABILITIES, NET - 1.0%                                 1,161
                                                                     ----------
   NET ASSETS - 100.0%                                               $  117,602
                                                                     ==========

--------------------------------------------------------------------------------
(A)   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(C)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP - CERTIFICATES OF PARTICIPATION
ETM - ESCROWED TO MATURITY
FGIC - FINANCIAL GUARANTY INSURANCE CORPORATION
FSA - FINANCIAL SECURITY ASSURANCE
GO - GENERAL OBLIGATION
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
RB - REVENUE BOND
SER - SERIES
TA - TAX ALLOCATION

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 97.2%
--------------------------------------------------------------------------------
   ALASKA - 0.8%
      Anchorage, City of Anchorage Schools,
         Ser B, GO, FGIC Insured
         5.000%, 09/01/17                                 $    500   $      556
                                                                     ----------

   ARIZONA - 7.2%
      Arizona State, Transportation Board
         & Highway Revenue, Ser A, RB,
         Callable 07/01/12 @ 102
         5.250%, 07/01/17                                    1,000        1,102
      Phoenix, GO, Prerefunded @ 100 (A)
         5.000%, 07/01/09                                    2,370        2,489
      Phoenix, Ser A, GO
         6.250%, 07/01/17                                    1,000        1,233
                                                                     ----------
                                                                          4,824
                                                                     ----------

   CALIFORNIA - 12.6%
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds,
         Ser A, RB, FGIC Insured
         5.000%, 02/01/14                                    1,000        1,105
      California State, Department of
         Water Resources, Central Valley Project,
         Water System, Ser Z, RB, FGIC Insured
         5.000%, 12/01/12                                      500          550
      California State, Department of
         Water Resources,
         Ser X, RB, FGIC Insured
         5.500%, 12/01/15                                      600          694
      California State, Educational Facilities
         Authority, Loyola-Marymount University,
         Ser A, RB, MBIA Insured,
         Callable 10/01/11 @ 101
         4.500%, 10/01/12                                    1,000        1,070
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                                      860          942
      Elsinore Valley, Municipal Water District,
         COP, FGIC Insured
         5.375%, 07/01/18                                      500          569
      Los Angeles, Ser A, GO, MBIA Insured
         5.250%, 09/01/12                                      375          415
      San Jose, Redevelopment Agency,
         ETM, TA, MBIA Insured
         6.000%, 08/01/15                                      330          398
      San Jose, Redevelopment Agency,
         TA, MBIA Insured
         6.000%, 08/01/15                                      670          772

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Ramon Valley, Unified School District,
         GO, FSA Insured,
         Callable 08/01/14 @ 100
         5.250%, 08/01/18                                 $  1,670   $    1,866
                                                                     ----------
                                                                          8,381
                                                                     ----------

   COLORADO - 0.6%
      Regional Transportation District, Sales Tax,
         Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                                      350          388
                                                                     ----------

   FLORIDA - 2.8%
      Florida State, Board of Education,
         Public Education Capital Outlay,
         Ser A, GO
         5.000%, 06/01/08                                    1,300        1,312
      Jacksonville, Local Government, Sales Tax
         Revenue, RB, FGIC Insured
         5.500%, 10/01/13                                      500          562
                                                                     ----------
                                                                          1,874
                                                                     ----------

   GEORGIA - 5.6%
      Atlanta, Water & Wastewater Revenue,
         Ser A, RB, FGIC Insured
         5.500%, 11/01/13                                    1,000        1,114
      Georgia State, Ser E, GO
         5.250%, 02/01/09                                    2,525        2,608
                                                                     ----------
                                                                          3,722
                                                                     ----------

   HAWAII - 6.7%
      Hawaii County, Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (A)
         5.500%, 07/15/11                                      635          699
      Hawaii State, Highway Revenue,
         Ser B, RB, FSA Insured
         5.000%, 07/01/15                                    1,000        1,124
      Hawaii State, Ser CS, GO, MBIA Insured
         5.000%, 04/01/08                                    1,000        1,004
      Honolulu City and County, (A) Ser A, GO,
         FSA Insured,
         Prerefunded @ 100
         5.375%, 09/01/11                                    1,000        1,096
      Kauai County, Ser A, GO, MBIA Insured,
         Callable 08/01/11 @ 100
         5.625%, 08/01/13                                      440          481
      Kauai County, Ser A, GO, MBIA Insured,
         Prerefunded @ 100 (A)
         5.625%, 08/01/11                                       60           66
                                                                     ----------
                                                                          4,470
                                                                     ----------

The accompanying notes are an integral part of the financial statements.


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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   IDAHO - 3.4%
     Idaho State, Housing & Finance Authority,
       Federal Highway Trust,
       RB, MBIA Insured
       5.000%, 07/15/15                                 $   1,000  $      1,117
     Twin Falls County, School District No. 411,
       GO, MBIA Insured
       5.000%, 09/15/16                                     1,000         1,121
                                                                   ------------
                                                                          2,238
                                                                   ------------
   ILLINOIS - 3.1%
     Chicago, O'hare International Airport
       2nd Lein, Ser C, RB, MBIA Insured
       5.000%, 01/01/10                                     1,000         1,045
     Cook County, Ser A, GO, FGIC Insured,
       Callable 11/15/08 @ 101
       4.500%, 11/15/09                                     1,000         1,027
                                                                   ------------
                                                                          2,072
                                                                   ------------
   MASSACHUSETTS - 6.6%
     Massachusetts State, Consolidated Loan,
       Ser C, GO
       5.250%, 08/01/08                                     1,000         1,016
     Massachusetts State, School Building
       Authority, Ser A, RB, FSA Insured
       5.000%, 08/15/14                                     1,000         1,118
     Massachusetts State, Water Resources
       Authority, Ser A, RB, MBIA Insured
       5.250%, 08/01/15                                     1,000         1,138
       5.250%, 08/01/16                                     1,000         1,142
                                                                   ------------
                                                                          4,414
                                                                   ------------
   NEVADA - 2.2%
     Clark County, School District, Ser A, GO,
       FSA Insured,
       Callable 12/15/12 @ 103
       5.500%, 06/15/16                                       500           567
     Las Vegas, Water District Revenue,
       Ser B, GO, MBIA Insured,
       Callable 12/01/12 @ 100
       5.250%, 06/01/14                                       300           329
     Nevada State, Capital Improvements,
       Ser A, GO, MBIA Insured,
       Callable 05/01/12 @ 100
       5.000%, 11/01/16                                       500           536
                                                                   ------------
                                                                          1,432
                                                                   ------------

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW JERSEY - 3.4%
     New Jersey State, Ser L, GO,
       AMBAC Insured
       5.250%, 07/15/16                                 $   1,000  $      1,145
   New Jersey State, Transportation Trust
       Fund Authority, Ser C, ETM, RB,
       MBIA Insured
       5.250%, 06/15/15                                     1,000         1,147
                                                                   ------------
                                                                          2,292
                                                                   ------------
   NEW YORK - 3.3%
     New York State Thruway Authority,
       Highway & Board, Ser A, RB,
       MBIA Insured,
       Callable 04/01/18 @ 100
       5.000%, 04/01/18                                     1,000         1,087
     New York State, Ser M, GO, FSA Insured
       5.000%, 04/01/15                                     1,000         1,120
                                                                   ------------
                                                                          2,207
                                                                   ------------
   OREGON - 9.2%
     Chemeketa, Community College District,
       ETM, GO, FGIC Insured
       5.500%, 06/01/12                                     1,060         1,184
     Jackson County, Juvenille Services Center,
       GO, FSA Insured
       5.000%, 06/01/10                                     1,000         1,061
     McMinnville, School District, No. 40,
       GO, FSA Insured
       5.000%, 06/15/11                                     1,000         1,082
     Washington County, School District
       Authority, No. 15, GO, FSA Insured
       5.000%, 06/15/14                                     1,000         1,117
     Washington, Multnomah & Yamill Counties,
       School District Authority,
       GO, MBIA Insured
       5.000%, 06/01/11                                       500           538
     Yamhill County, School District Authority,
       No. 29J, GO, FGIC Insured
       5.250%, 06/15/16                                     1,000         1,132
                                                                   ------------
                                                                          6,114
                                                                   ------------
   PENNSYLVANIA - 3.5%
     Pennsylvania State, First Ser, GO,
       MBIA Insured
       5.000%, 06/01/09                                     1,100         1,140
     Pennsylvania State, Second Ser, GO
       5.250%, 10/01/09                                     1,155         1,213
                                                                   ------------
                                                                          2,353
                                                                   ------------

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TENNESSEE - 1.5%
     Johnson City, Water & Sewer System,
       GO, FGIC Insured
       5.250%, 06/01/08                                 $   1,000  $      1,010
                                                                   ------------
   TEXAS - 6.9%
     Houston, Texas Utility System Revenue,
       First Lien, Ser A, RB, FSA Insured
       5.250%, 11/15/17                                     1,000         1,151
     Lamar Consolidated Independent
       School District, GO, PSF Insured
       5.000%, 02/15/17                                       500           562
     North East Independent School District,
       Ser A, GO, PSF Insured
       5.000%, 08/01/17                                       500           564
     San Antonio, Water Revenue,
       RB, FGIC Insured
       5.000%, 05/15/17                                     1,000         1,110
     Texas State, University Systems,
       Revenue Financing System, RB,
       FSA Insured,
       Prerefunded @ 100 (A)
       4.800%, 03/15/10                                     1,170         1,232
                                                                   ------------
                                                                          4,619
                                                                   ------------
   UTAH - 2.5%
     Utah State, Board of Regents Auxiliary
       & Campus Facilities Revenue,
       Ser A, RB, MBIA Insured,
       Callable 04/01/15 @ 100
       5.000%, 04/01/17                                     1,500         1,638
                                                                   ------------
   VIRGINIA - 1.5%
     Virginia State, Northern Virginia
       Transportation Board, Ser A, RB,
       Callable 09/07/07 @ 100.50
       5.000%, 05/15/08                                     1,000         1,007
                                                                   ------------
   WASHINGTON - 10.7%
     King County, School District No. 408,
       GO, AMBAC Insured
       6.000%, 12/01/08                                     1,000         1,032
     King County, School District No. 410,
       GO, FGIC Insured
       5.500%, 12/01/10                                     1,285         1,387
     Pierce County, GO, AMBAC Insured,
       Callable 08/01/15 @ 100
       5.125%, 08/01/16                                     1,375         1,531
     Seattle, Limited Tax, Ser B, ETM, GO
       5.500%, 03/01/11                                        65            71

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - (CONTINUED)
     Seattle, Limited Tax, Ser B, GO
       5.500%, 03/01/11                                 $   1,935  $      2,107
     Seattle, Municipal Light & Power
       Revenue Authority, Ser B, RB,
       MBIA Insured,
       Callable 06/01/08 @ 101
       4.750%, 06/01/09                                     1,000         1,018
                                                                   ------------
                                                                          7,146
                                                                   ------------
   WISCONSIN - 3.1%
     Milwaukee, Metropolitan Sewerage District,
       Ser A, GO
       5.500%, 10/01/08                                     2,000         2,046
                                                                   ------------
     TOTAL MUNICIPAL BONDS
       (Cost $62,238)                                                    64,803
                                                                   ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.5%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds,
       California Money Fund, 2.400% (B)                  971,410           972
                                                                   ------------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $972)                                                          972
                                                                   ------------
     TOTAL INVESTMENTS - 98.7%
       (Cost $63,210)                                                    65,775
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - 1.3%                                   884
                                                                   ------------
   NET ASSETS - 100.0%                                             $     66,659
                                                                   ============

--------------------------------------------------------------------------------
(A) PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008.

AMBAC- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP  - CERTIFICATES OF PARTICIPATION
ETM  - ESCROWED TO MATURITY
FGIC - FINANCIAL GUARANTY INSURANCE CORPORATION
FSA  - FINANCIAL SECURITY ASSURANCE
GO   - GENERAL OBLIGATION
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
PSF  - PRIORITY SOLIDARITY FUND
RB   - REVENUE BOND
SER  - SERIES
TA   - TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 43.7%
--------------------------------------------------------------------------------
     FHLMC 7 Year Balloon
         3.500%, 08/01/10                               $     434  $        431
     FHLMC Gold
         6.000%, 01/01/13                                     240           248
         6.000%, 09/01/13                                      52            54
         6.000%, 04/01/14                                      96           100
         6.000%, 05/01/14                                      63            65
         6.000%, 05/01/14                                      67            69
         6.000%, 05/01/14                                     103           106
         6.000%, 05/01/14                                     382           395
         6.000%, 07/01/14                                     322           333
         6.000%, 10/01/16                                     257           266
         6.000%, 04/01/17                                     819           847
         5.500%, 07/01/15                                     968           994
         5.500%, 03/01/17                                     255           262
         5.500%, 12/01/17                                      25            26
         5.500%, 02/01/18                                     272           279
         5.500%, 11/01/18                                      24            24
         5.000%, 10/01/18                                     738           749
         5.000%, 07/01/20                                     360           365
     FHLMC, ARM
         4.776%, 03/01/35                                     502           511
         4.539%, 01/01/34                                     813           832
     FHLMC, CMO REMIC
         Ser 2722, Cl PA
         4.000%, 02/15/21                                     101           101
         Ser 2734, Cl JC
         3.500%, 11/15/23                                      75            75
         Ser 2743, Cl NL
         3.000%, 05/15/23                                     236           236
         Ser 2836, Cl QC
         5.000%, 09/15/22                                     332           335
         Ser 2844, Cl PQ
         5.000%, 05/15/23                                     237           239
     FNMA
         8.000%, 06/01/30                                       8             8
         8.000%, 11/01/30                                       5             5
         6.500%, 06/01/16                                     112           117
         6.500%, 07/01/16                                      80            83
         6.500%, 11/01/16                                      72            76
         6.500%, 01/01/17                                      76            80
         6.500%, 02/01/17                                      30            31
         6.500%, 04/01/17                                     103           108
         6.500%, 07/01/17                                      90            94
         6.000%, 04/01/16                                     397           412
         6.000%, 05/01/16                                     946           980
         6.000%, 05/01/16                                     594           614
         6.000%, 06/01/16                                      49            51
         6.000%, 08/01/16                                      83            86

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     FNMA - (continued)
       6.000%, 10/01/16                                 $     195  $        202
       6.000%, 05/01/18                                       569           589
       5.500%, 07/01/14                                       378           388
       5.500%, 09/01/14                                       586           602
       5.500%, 08/01/15                                     1,249         1,283
       5.500%, 12/01/16                                       105           108
       5.500%, 01/01/17                                       767           788
       5.500%, 09/01/17                                       986         1,012
       5.500%, 09/01/17                                       119           122
       5.500%, 10/01/17                                       157           161
       5.500%, 11/01/17                                       279           287
       5.500%, 12/01/17                                       148           152
       5.500%, 02/01/18                                        18            19
       5.500%, 04/01/18                                        38            39
       5.500%, 10/01/18                                        51            53
       5.500%, 12/01/18                                     1,920         1,973
       5.000%, 07/01/14                                        91            93
       5.000%, 05/01/18                                        44            45
       5.000%, 06/01/18                                       169           172
     FNMA, ARM
       5.483%, 08/01/27                                        48            48
       3.540%, 09/01/33                                       398           401
     FNMA, CMO REMIC Ser 45, Cl NM
       4.500%, 06/25/24                                       368           368
     GNMA, CMO REMIC
       Ser 25, Cl AC
       3.377%, 01/16/23                                     1,285         1,281
       Ser 51, Cl A
       4.145%, 02/16/18                                       260           261
       Ser 52, Cl A
       4.287%, 01/16/30                                     1,820         1,836
       Ser 77, Cl A
       3.402%, 03/16/20                                       452
                                                                            450
                                                                   ------------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $22,958)                                                    23,420
                                                                   ------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 28.5%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.9%
     Comcast Cable Communications
       6.875%, 06/15/09                                       500           518
       6.200%, 11/15/08                                       300           304
     News America Holdings
       7.375%, 10/17/08                                       450           460
     Time Warner Entertainment
       7.250%, 09/01/08                                       300           305

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - (CONTINUED)
      Wal-Mart Stores
         6.875%, 08/10/09                           $       500   $         526
                                                                  -------------
                                                                          2,113
                                                                  -------------
   CONSUMER STAPLES - 2.6%
      Kellogg
         2.875%, 06/01/08                                   350             349
      Procter & Gamble
         6.875%, 09/15/09                                   500             532
      Safeway
         7.500%, 09/15/09                                   500             529
                                                                  -------------
                                                                          1,410
                                                                  -------------
   FINANCIALS - 11.3%
      Associates
         6.250%, 11/01/08                                    40              41
      Bank of America (A)
         5.875%, 02/15/09                                 1,000           1,026
      Caterpillar Financial Services MTN, Ser F
         3.700%, 08/15/08                                   450             450
      CIT Group
         4.000%, 05/08/08                                   300             299
      Citigroup
         6.200%, 03/15/09                                 1,000           1,025
      HSBC Bank USA
         3.875%, 09/15/09                                 1,000           1,000
      John Hancock Financial Services
         5.625%, 12/01/08                                   204             208
      Lehman Brothers Holdings, MTN
         5.625%, 01/24/13                                   500             507
      Wachovia
         3.625%, 02/17/09                                 1,000             990
      Wells Fargo
         3.125%, 04/01/09                                   500             496
                                                                  -------------
                                                                          6,042
                                                                  -------------
   FOREIGN GOVERNMENT - 1.0%
      Quebec Province
         5.000%, 07/17/09                                   500             515
                                                                  -------------
   HEALTH CARE - 0.9%
      Wellpoint
         4.250%, 12/15/09                                   500             501
                                                                  -------------
   INFORMATION TECHNOLOGY - 0.9%
      International Business Machines
         5.375%, 02/01/09                                   500             510
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 1.9%
      AT&T
         4.125%, 09/15/09                           $       500   $         502
      Sprint Capital
         6.125%, 11/15/08                                   500             499
                                                                  -------------
                                                                          1,001
                                                                  -------------
   UTILITIES - 6.0%
      Carolina Power & Light
         5.950%, 03/01/09                                   500             512
      Consolidated Edison of New York,
         Ser 98-A
         6.250%, 02/01/08                                   300             300
      Dominion Resources
         4.125%, 02/15/08                                   350             350
      MidAmerican Energy Holdings,
         Ser B
         7.520%, 09/15/08                                   500             510
      MidAmerican Funding
         6.339%, 03/01/09                                   500             513
      Ohio Edison
         4.000%, 05/01/08                                   400             399
      Pacific Gas & Electric
         3.600%, 03/01/09                                   624             624
                                                                  -------------
                                                                          3,208
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $15,095)
                                                                         15,300
                                                                  -------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 21.5%
--------------------------------------------------------------------------------
      Bear Stearns Commercial Mortgage
         Securities, Ser 2001-TOP4, Cl A1
         5.060%, 11/15/16                                   262             263
      CDC Commercial Mortgage Trust,
         Ser FX1, Cl A1
         5.252%, 05/15/19                                 1,273           1,283
      CenterPoint Energy Transition Bond
         Co. II, Ser A-1
         4.840%, 02/01/09                                   289             292
      Chase Mortgage Finance,
         Ser 2004-S1, Cl A3
         5.500%, 02/25/19                                   904             920
      Citibank Credit Card Issuance Trust,
         Ser 2003-A3, Cl A3
         3.100%, 03/10/10                                     5               5
      Citibank Credit Card Master Trust,
         Ser 1999-2, Cl A
         5.875%, 03/10/11                                 1,500           1,542

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      ComEd Transitional Funding Trust,
         Ser 1998-1, Cl A7
         5.740%, 12/25/10                           $       333   $         337
      Harley-Davidson Motorcycle Trust,
         Ser 2005-2, Cl A2
         4.070%, 02/15/12                                   868             872
      MBNA Credit Card Master Note Trust,
         Ser 2003-A11, Cl A11
         3.650%, 03/15/11                                   725             727
         Ser 2005-A7, Cl A7
         4.300%, 02/15/11                                   590             592
      Merrill Lynch Mortgage Investors,
         Ser A2, Cl A4 (B)
         4.488%, 02/25/35                                   670             666
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, Cl A3
         5.403%, 07/12/34                                 1,000           1,012
      Peco Energy Transition Trust,
         Ser A, Cl A1
         6.520%, 12/31/10                                   500             534
      PG&E Energy Recovery Funding Trust,
         Ser 2005-1, Cl A2
         3.870%, 06/25/11                                   356             357
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                                   950             983
      TXU Electric Delivery Transition Trust,
         Ser 2004-1, Cl A1
         3.520%, 11/15/11                                   178             180
      Washington Mutual CMO,
         Ser 2005-AR4, Cl A3 (B)
         4.585%, 04/25/35                                   500             504
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                                   433             435
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $11,340)
                                                                         11,504
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 2.4%
--------------------------------------------------------------------------------
      U.S. Treasury Inflation Index Note (A)
         3.000%, 07/15/12                                 1,000           1,294
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $1,285)
                                                                          1,294
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATION - 2.0%
--------------------------------------------------------------------------------
      FNMA
         6.375%, 06/15/09                                 1,000           1,050
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
         (Cost $1,020)
                                                                          1,050
                                                                  -------------

--------------------------------------------------------------------------------
Description                                    Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 1.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           282,729   $         283
      Fidelity Institutional Money
         Market Funds                                   282,185             282
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $565)                                                        565
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 2.7%
--------------------------------------------------------------------------------
      Bear Stearns (C)
         3.225%, dated 01/31/08, matures on
         02/01/08, repurchase price $473,692
         (collateralized by portions of various
         asset-backed obligations, ranging in par
         value from $50,000 - $21,649,000,
         0.000% - 7.036%, 09/25/18 - 06/11/50,
         total market value $495,105)               $       474             474
      Greenwich Capital (C)
         3.275%, dated 01/31/08, matures on
         02/01/08, repurchase price $1,000,091
         (collateralized by portions of various
         asset-backed obligations, ranging in par
         value from $369,485 - $79,985,000,
         0.000% - 6.039%, 08/25/32 - 07/15/44,
         total market value $1,045,093)                   1,000           1,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $1,474)
                                                                          1,474
                                                                  -------------
   TOTAL INVESTMENTS - 101.9%
      (Cost $53,737)                                                     54,607
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (1.9)%
                                                                           (996)
                                                                  -------------
   NET ASSETS - 100.0%                                            $      53,611
                                                                  =============

--------------------------------------------------------------------------------
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2008 IS $1,456 (000).
(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.
(C) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ARM - ADJUSTABLE RATE MORTGAGE
CL - CLASS
CMO - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER - SERIES

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 94.0%
--------------------------------------------------------------------------------
   ALASKA - 1.9%
      Alaska Industrial Development & Export
         Authority, Revolving Fund, Ser B, RB,
         AMT, AMBAC Insured (A) (B)
         4.020%, 04/01/27                           $    14,900   $      14,900
                                                                  -------------
   CALIFORNIA - 85.7%
      ABAG, Finance Authority, Non-Profit,
         Oshman Family Jewish Community,
         RB (A) (B) (C)
         1.810%, 06/01/37                                 3,850           3,850
      ABAG, Multi-Family Housing Finance
         Authority, Non-Profit, Episcopal Homes
         Foundation, COP (A) (B) (C)
         2.000%, 02/01/25                                 5,550           5,550
      Alameda County, Industrial Development
         Authority Revenue, Ettore Products
         Company Project, Ser A, RB,
         AMT (A) (B) (C)
         2.120%, 12/01/30                                 4,000           4,000
      California Communities Note Program,
         Ser A-1, TRAN
         4.500%, 06/30/08                                 6,000           6,020
      California School Cash Reserve Program,
         2007 - 2008, Ser A, TRAN
         4.250%, 07/01/08                                 5,000           5,013
      California State, Department of Water
         & Power, Ser B-06, RB (A) (B) (C)
         1.790%, 05/01/22                                 1,450           1,450
      California State, Department of Water
         & Power, Ser C-01, RB (A) (B) (C)
         1.920%, 05/01/22                                18,200          18,200
      California State, Department of Water
         & Power, Ser C-03, RB, AMBAC
         Insured (A) (B)
         2.950%, 05/01/22                                17,350          17,350
      California State, Department of Water
         & Power, Ser C-05, RB (A) (B) (C)
         1.750%, 05/01/22                                 3,570           3,570
      California State, Department of Water
         & Power, Ser C-08, RB (A) (B) (C)
         1.800%, 05/01/22                                13,850          13,850
      California State, Department of Water
         & Power, Ser C-09, RB (A) (B) (C)
         1.800%, 05/01/22                                22,000          22,000
      California State, Department of Water
         & Power, Ser C-11, RB (A) (B) (C)
         2.200%, 05/01/22                                 4,200           4,200

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      California State, Department of Water
         & Power, Ser C-13, RB,
         FSA Insured (A) (B)
         1.930%, 05/01/22                           $     7,300   $       7,300
      California State, Department of Water
         & Power, Ser C-15, RB (A) (B) (C)
         1.700%, 05/01/22                                12,640          12,640
      California State, Department of Water
         & Power, Ser C-18, RB (A) (B) (C)
         1.960%, 05/01/22                                19,000          19,000
      California State, Department of Water
         & Power, Ser G-04, RB,
         FSA Insured (A) (B)
         1.750%, 05/01/16                                 5,100           5,100
      California State, Department of Water
         & Power, Ser G-06, RB,
         FSA Insured (A) (B)
         1.950%, 05/01/17                                10,000          10,000
      California State, Department of Water
         & Power, Ser G-08, RB,
         MBIA Insured (A) (B)
         2.000%, 05/01/18                                12,115          12,115
      California State, Department of Water
         & Power, Ser G-09, RB,
         MBIA Insured (A) (B)
         2.850%, 05/01/18                                 4,655           4,655
      California State, Department of Water
         & Power, Ser G-14, RB,
         FGIC Insured (A) (B)
         3.800%, 05/01/18                                 4,100           4,100
      California State, Department of Water,
         TECP (C)
         2.700%, 02/05/08                                 4,965           4,965
      California State, Economic Recovery,
         Ser C-11, RB (A) (B) (C)
         1.800%, 07/01/23                                 1,880           1,880
      California State, Educational Facilities
         Authority, California Institute of
         Technology, RB (A) (B)
         1.920%, 01/01/24                                19,000          19,000
      California State, Educational Facilities
         Authority, Pomona College,
         Ser B, RB (A) (B)
         1.900%, 07/01/54                                 2,750           2,750
      California State, Housing Finance Agency,
         Home Mortgage, Ser F, RB, AMT,
         AMBAC Insured (A) (B)
         3.500%, 02/01/33                                 8,555           8,555

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      California State, Housing Finance Agency,
         Multi-Family Housing, Ser B, RB (A) (B)
         1.770%, 02/01/35                           $    14,900   $      14,900
      California State, Housing Finance Agency,
         Ser Q, RB, AMT, AMBAC Insured (A) (B)
         3.950%, 02/01/32                                19,000          19,000
      California State, Infrastructure &
         Economic Development Bank Insured
         Revenue, Rand Corp. Ser B, RB,
         AMBAC Insured (A) (B)
         3.700%, 04/01/42                                 3,150           3,150
      California State, Kindergarten University,
         Ser B-3, GO (A) (B) (C)
         1.790%, 05/01/34                                 2,350           2,350
      California State, Kindergarten University,
         Ser B-5, GO (A) (B) (C)
         1.970%, 05/01/34                                 7,875           7,875
      California State, Pollution Control
         Financing Authority, Pacific Gas &
         Electric Project,
         Ser C, RB, AMT (A) (B) (C)
         1.830%, 11/01/26                                 2,540           2,540
      California State, Ser B-01, GO (A) (B) (C)
         2.000%, 05/01/40                                16,350          16,350
      California State, Ser B-04, GO (A) (B) (C)
         1.900%, 05/01/40                                11,100          11,100
      California State, Ser B-05, GO (A) (B) (C)
         1.900%, 05/01/40                                19,800          19,800
      California Statewide, Communities
         Development Authority, John Muir/Mt.
         Diablo Health, COP,
         AMBAC Insured (A) (B)
         2.650%, 08/15/27                                 1,600           1,600
      California Statewide, Communities
         Development Authority, Sweep Loan
         Program, Ser A, RB (A) (B) (C)
         2.000%, 08/01/35                                10,500          10,500
      California Statewide, Communities
         Development Authority, Sweep Loan
         Program, Ser B, RB (A) (B) (C)
         2.000%, 06/01/35                                 4,515           4,515
      Contra Costa County, Multi-Family
         Mortgage Revenue, RB,
         FNMA Insured (A) (B)
         2.010%, 11/15/22                                 3,000           3,000
      Dublin, Multi-Family Housing Authority,
         Park Sierra, Ser A, RB, AMT (A) (B) (C)
         2.160%, 06/01/28                                 2,600           2,600

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      East Bay, Municipal Utility District Water
         System Revenue, Ser B, RB,
         FSA Insured (A) (B)
         1.750%, 06/01/25                           $    18,010   $      18,010
      East Bay, TECP (C)
         3.240%, 02/11/08                                 4,000           4,000
      Eastern Municipal Water District, Water
         & Sewer Revenue, Ser A, COP (A) (B)
         2.000%, 07/01/30                                 2,855           2,855
      Grand Terrace, Community Redevelopment
         Agency, Multi-Family Housing Revenue,
         Mt. Vernon Villas, RB (A) (B) (C)
         2.010%, 02/15/30                                 4,645           4,645
      Grant, Joint Unified High School District,
         School Facilities Bridge Funding Program,
         COP, FSA Insured (A) (B)
         2.300%, 06/01/41                                 4,600           4,600
      Hemet, Multi-Family Housing Authority,
         Sunwest Retirement, Ser A, RB,
         FHLMC Insured (A) (B)
         1.960%, 01/01/25                                 5,100           5,100
      Irvine, Public Facilities & Infrastructure
         Authority, Capital Improvement
         Project, RB (A) (B) (C)
         1.980%, 11/01/10                                 1,600           1,600
      Los Angeles County, Housing Authority,
         Multi-Family Housing Authority, Castaic
         Senior Apartments Project, Ser C, RB,
         AMT, FNMA Insured (A) (B)
         2.110%, 07/15/36                                 9,300           9,300
      Los Angeles County, Housing Authority,
         Multi-Family Housing Authority, Malibu
         Meadows II, Ser C, RB, FNMA Insured
         (A) (B)
         1.960%, 04/15/28                                 7,000           7,000
      Los Angeles County, TRAN, GO
         4.500%, 06/30/08                                 5,000           5,017
      Los Angeles, Community Redevelopment
         Agency, Multi-Family Housing Authority,
         Wilshire Station Apartments, Ser A, RB,
         AMT (A) (B) (C)
         1.920%, 10/15/38                                 2,300           2,300
      Los Angeles, Department of Water & Power
         Waterworks Revenue,
         Sub-Ser B-1, RB (A) (B)
         1.950%, 07/01/35                                 4,200           4,200

The accompanying notes are an integral part of the financial statements.


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SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Los Angeles, Department of Water & Power,
         Waterworks Revenue,
         Sub-Ser B-4, RB (A) (B)
         1.800%, 07/01/35                           $    13,975   $      13,975
      Los Angeles, Department of Water & Power,
         Power System, Sub-Ser A-5, RB (A) (B)
         1.800%, 07/01/35                                 2,500           2,500
      Los Angeles, Multi-Family Housing Authority,
         1984 Issue A, RB (A) (B)
         2.200%, 07/01/14                                 3,500           3,500
      Los Angeles, Multi-Family Housing Revenue,
         Masselin Manor, RB (A) (B) (C)
         2.250%, 07/01/15                                 4,500           4,500
      Los Angeles, TECP
         3.240%, 02/11/08                                 6,000           6,000
      M-S-R Public Power Agency, San Juan
         Project, Sub Lien, Ser F, RB, MBIA
         Insured (A) (B)
         2.500%, 07/01/22                                 3,000           3,000
      Metropolitan, Water District of
         Southern California, Waterworks
         Revenue, Ser B, RB (A) (B)
         1.950%, 07/01/20                                 4,800           4,800
      Metropolitan, Water District of
         Southern California, Waterworks
         Revenue, Ser B-4, RB (A) (B)
         1.990%, 07/01/35                                 2,600           2,600
      Metropolitan, Water District of
         Southern California, Waterworks
         Revenue, Ser C, RB (A) (B)
         1.800%, 07/01/28                                 9,900           9,900
      Metropolitan, Water District of
         Southern California, Waterworks
         Revenue, Series A-2, RB (A) (B)
         Series A-2, RB
         1.950%, 07/01/23                                 7,750           7,750
      Oakland, Capital Equipment Project,
         COP (A) (B) (C)
         2.050%, 12/01/15                                 5,100           5,100
      Ontario, Multi-Family Housing Authority,
         Residential Park Centre Project, RB,
         FHLMC Insured (A) (B)
         1.960%, 12/01/35                                23,500          23,500
      Orange County, Apartment Development
         Revenue, Riverbend Apartments,
         Ser B, RB, FHLMC Insured (A) (B)
         1.960%, 12/01/29                                 2,200           2,200

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Orange County, Apartment Development
         Revenue, WLCO LF Partners, Ser G-1,
         RB, FNMA Insured (A) (B)
         1.960%, 11/15/28                           $     4,100   $       4,100
      Orange County, Apartment Development
         Revenue, WLCO LF Partners, Ser G-2,
         RB, FNMA Insured (A) (B)
         1.960%, 11/15/28                                 1,000           1,000
      Orange County, Apartment Development
         Revenue, WLCO LF Partners, Ser G-3,
         RB, FNMA Insured (A) (B)
         1.960%, 11/15/28                                 2,200           2,200
      Oxnard, Multi-Family Housing Authority,
         Seawind Apartments Projects, Ser A,
         RB, AMT, FNMA Insured (A) (B)
         2.190%, 12/01/20                                 3,175           3,175
      Redondo Beach, Multi-Family Housing
         Authority, McCandless Senior Housing
         Project, Ser A, RB (A) (B) (C)
         2.180%, 12/01/25                                 6,670           6,670
      Riverside County, Asset Leasing Corp.,
         Southwest Justice Center, Ser B, RB,
         MBIA Insured (A) (B)
         2.420%, 11/01/32                                 7,800           7,800
      Riverside County, Public Facilities
         Authority, Ser A, COP (A) (B) (C)
         2.000%, 12/01/15                                   900             900
      Sacramento County, Special Facilities
         Airport Revenue, Cessna Aircraft Company
         Project, RB, AMT (A) (B) (C)
         2.230%, 11/02/28                                 1,000           1,000
      Sacramento, City Financing Authority,
         Ser G, RB, AMBAC Insured (A) (B)
         3.100%, 05/01/16                                 5,700           5,700
      Sacramento, Unified School District, COP,
         FSA Insured (A) (B)
         1.980%, 03/01/31                                 5,750           5,750
      San Bernardino County, Medical Center
         Financing Project, COP, MBIA Insured
         (A) (B) 2.350%, 08/01/26                         2,000           2,000
      San Diego County & School District,
         Ser A, TRAN
         4.500%, 06/30/08                                 2,000           2,007
      San Diego, Community College,
         Election 2006, GO
         4.250%, 08/01/08                                 2,000           2,006
      San Diego Water, TECP
         2.780%, 02/05/08                                 2,000           2,000

The accompanying notes are an integral part of the financial statements.


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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                         Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      San Francisco City & County, Multi-Family
         Housing Authority, Carter Terrace
         Apartments, Ser B, RB, AMT (A) (B) (C)
         2.120%, 03/01/36                           $   2,700   $         2,700
      San Francisco City & County, Multi-Family
         Housing Authority, Valencia Gardens,
         RB, AMT (A) (B) (C)
         2.220%, 09/01/49                               7,945             7,945
      San Francisco City & County,
         Redevelopment Agency, Fillmore
         Housing Center Project, Ser A-1, RB,
         FHLMC Insured (A) (B)
         2.190%, 12/01/17                              11,900            11,900
      San Francisco City & County,
         Redevelopment Agency, Orlando
         Cepeda Place, Ser D, RB,
         AMT (A) (B) (C)
         2.120%, 11/01/33                              11,025            11,025
      San Gabriel, Valley Council
         Governments, TECP
         3.240%, 02/08/08                               3,100             3,100
      San Jose, Multi-Family Housing Authority,
         Pollard Plaza Apartments, Ser D, RB,
         AMT, FHLMC Insured (A) (B)
         2.350%, 08/01/35                               3,300             3,300
      San Jose, Multi-Family Housing Authority,
         Turnleaf Apartments, Ser A, RB, AMT,
         FHLMC Insured (A) (B)
         2.230%, 06/01/36                               4,330             4,330
      Santa Clara County, El Camino Hospital
         District Lease Authority, Valley Medical
         Center Project, Ser A, RB (A) (B) (C)
         2.000%, 08/01/15                              13,050            13,050
      Santa Clara County, El Camino Hospital
         District Lease Authority, Valley Medical
         Center Project, Ser B, RB (A) (B) (C)
         2.000%, 08/01/15                              12,900            12,900
      Santa Clara County, Transit District,
         Ser 1985-A, RB, AMBAC Insured
         (A) (B) (C)
         3.800%, 06/01/15                               3,955             3,955
      Simi Valley, Multi-Family Housing Authority,
         Lincoln Wood Ranch, RB,
         FHLMC Insured (A) (B)
         1.960%, 06/01/10                               5,500             5,500

--------------------------------------------------------------------------------
Description                                         Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Southern California Public Power Authority,
         Transmission Project Revenue, Southern
         Transmission, RB, AMBAC Insured
         (A) (B) (C)
         2.620%, 07/01/19                           $     600   $           600
      Stanislaus, Waste-To-Energy Financing
         Agency, Solid Waste Facility, Ogden
         Martin Systems Project, RB,
         MBIA Insured (A) (B)
         3.800%, 01/01/10                               2,715             2,715
      University of California, TECP
         2.680%, 02/06/08                               6,600             6,600
         3.150%, 03/10/08                              15,000            15,000
      Ventura County, TRAN, GO
         4.500%, 07/01/08                               5,000             5,018
      Vernon, Natural Gas Financing Authority,
         Vernon Gas Project, Ser C, RB,
      MBIA Insured
         2.770%, 08/01/21                              31,819            31,820
         2.770%, 08/01/21                               7,955             7,955
                                                                ---------------
                                                                        690,066
                                                                ---------------
   LOUISIANA - 2.0%
      Calcasieu Parish, Land Development,
         Citgo Petroleum Corp. Project, RB, AMT
         1.870%, 12/01/24                              10,200            10,200
         1.900%, 07/01/26                               6,000             6,000
                                                                ---------------
                                                                         16,200
                                                                ---------------
   SOUTH CAROLINA - 1.2%
      Florence County, Solid Waste, Roche
         Carolina Inc., RB, AMT
         1.880%, 04/01/27                               7,000             7,000
         1.880%, 04/01/28                               3,000             3,000
                                                                ---------------
                                                                         10,000
                                                                ---------------
   TEXAS - 3.2%
      Gulf Coast, Industrial Development
         Authority, Citgo Petroleum Corp
         Project, RB, AMT
         1.870%, 04/01/26                               9,900             9,900
         1.870%, 02/01/32                              15,500            15,500
                                                                ---------------
                                                                         25,400
                                                                ---------------
      TOTAL MUNICIPAL BONDS
         (Cost $756,566)
                                                                        756,566
                                                                ---------------

        The accompanying notes are an integral part of the financial statements.


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                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 1.4%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund, 2.400% (D)         11,286,557   $        11,287
      Goldman Sachs ILA Tax-Exempt
         California Portfolio, 2.310% (D)               6,449                 6
                                                                ---------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $11,293)                                                  11,293
                                                                ---------------
   TOTAL INVESTMENTS - 95.4%
      (Cost $767,859)                                                   767,859
                                                                ---------------
   OTHER ASSETS & LIABILITIES, NET - 4.6%                                36,946
                                                                ---------------
   NET ASSETS - 100.0%                                          $       804,805
                                                                ===============

--------------------------------------------------------------------------------
(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.
(B) PUT AND DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.

ABAG - ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT - ALTERNATIVE MINIMUM TAX
COP - CERTIFICATES OF PARTICIPATION
FGIC - FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA - FINANCIAL SECURITY ASSURANCE
GO - GENERAL OBLIGATION
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
RB - REVENUE BOND
SER - SERIES
TECP - TAX-EXEMPT COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE

The accompanying notes are an integral part of the financial statements.


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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                         Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 55.4%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 11.6%
      Cedar Springs Capital Co. LLC (A)
         3.750%, 02/01/08                           $ 165,000   $       165,000
      Galaxy Funding, Inc (A)
         3.750%, 02/01/08                              30,000            30,000
         3.705%, 02/06/08                              50,000            49,974
      Greyhawk Funding LLC (A)
         3.600%, 02/01/08                             165,000           165,000
                                                                ---------------
      TOTAL ASSET-BACKED SECURITY - DIVERSIFIED
         FINANCIAL ASSETS                                               409,974
                                                                ---------------
   ASSET-BACKED SECURITY - GOVERNMENT - 4.3%
      Govco LLC (A)
         4.409%, 04/07/08                              55,000            54,560
         3.206%, 04/28/08                             100,000            99,232
                                                                ---------------
      TOTAL ASSET-BACKED SECURITY - GOVERNMENT                          153,792
                                                                ---------------
   ASSET-BACKED SECURITY - TRADE RECEIVABLES - 20.3%
      Apreco LLC (A)
         5.453%, 02/01/08                              45,000            45,000
         5.360%, 02/04/08                              63,000            62,972
         4.338%, 02/14/08                              45,000            44,930
      Cafco LLC (A)
         5.400%, 02/04/08                             150,000           149,933
      CRC Funding LLC (A)
         5.360%, 02/04/08                             153,000           152,932
      Crown Point Capital Co. LLC (A)
         3.900%, 02/01/08                             100,000           100,000
      Ranger Funding Co. LLC (A)
         3.604%, 02/04/08                             165,000           164,951
                                                                ---------------
      TOTAL ASSET-BACKED SECURITY - TRADE RECEIVABLES                   720,718
                                                                ---------------
   BANKING - 16.2%
      Long Lane Master Trust IV (A)
         Guarantee: Bank of America
         5.390%, 02/25/08                              45,000            44,840
         5.330%, 02/26/08                              60,000            59,781
         4.200%, 04/02/08                              38,245            37,975
      Old Slip Funding Corp. LLC (A)
         Guarantee: Bank of New York
         3.689%, 02/19/08                              49,684            49,593
         3.440%, 02/26/08                              72,395            72,223

--------------------------------------------------------------------------------
Description                                         Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - (CONTINUED)
--------------------------------------------------------------------------------
   BANKING - (CONTINUED)
      Picaros Funding LLC (A)
         Guarantee: KBC Bank
         4.026%, 03/14/08                           $  57,000   $        56,734
      Societe Generale North America
         3.940%, 04/17/08                             150,000           148,765
      Westpac Banking Corp. (A)
         4.582%, 04/02/08                             105,300           104,492
                                                                ---------------
      TOTAL BANKING                                                     574,403
                                                                ---------------
   INSURANCE - 3.0%
      Allianz Finance Corp. (A)
         4.840%, 02/26/08                              40,000            39,868
      Aquinas Funding LLC (A)
         Guarantee: MBIA
         6.100%, 02/01/08                              27,326            27,326
         6.106%, 02/05/08                              39,714            39,687
                                                                ---------------
      TOTAL INSURANCE                                                   106,881
                                                                ---------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $1,965,768)                                            1,965,768
                                                                ---------------

--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 20.1%
--------------------------------------------------------------------------------
      ABN Amro Bank N.V. Chicago
         5.360%, 02/25/08                             100,000           100,000
      Barclays Bank PLC NY
         4.600%, 04/04/08                              85,000            85,000
      Credit Suisse NY
         5.450%, 03/10/08                              40,000            40,000
      Dexia Bank, NY
         5.010%, 02/19/08                             150,000           150,001
      Natixis NY
         4.750%, 05/01/08                             100,000           100,000
      Royal Bank of Scotland NY
         5.450%, 03/14/08                             100,000           100,000
         5.000%, 03/28/08                              50,000            50,000
      UBS AG Stamford, CT
         5.535%, 03/06/08                              50,000            50,000
         5.460%, 03/11/08                              40,000            40,000
                                                                ---------------

      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $715,001)                                                715,001
                                                                ---------------

        The accompanying notes are an integral part of the financial statements.


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                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                         Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - DOMESTIC - 15.4%
--------------------------------------------------------------------------------
      American Express Centurion Bank (B)
         4.730%, 12/02/08                           $ 100,000   $       100,000
      Bank of the West
         3.250%, 04/25/08                             100,000           100,000
      Branch Banking & Trust Co.
         4.750%, 05/13/08                             100,000           100,000
      Citibank N.A.
         4.880%, 02/14/08                             100,000           100,000
      Wilmington Trust Co.
         5.010%, 02/19/08                              70,000            70,000
         5.350%, 02/22/08                              75,000            75,000
                                                                ---------------
      TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
         (Cost $545,000)                                                545,000
                                                                ---------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 5.3%
--------------------------------------------------------------------------------
   BANKING - 5.3%
      Credit Agricole (A) (B) (C)
         4.175%, 02/13/09                             100,000           100,000
      Nationwide Building Society, MTN (A) (B) (C)
         4.600%, 01/06/09                              40,000            40,000
      Westpac Banking Corp. NY (A) (B)
         4.530%, 09/05/08                              50,000            49,917
                                                                ---------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $189,917)                                                189,917
                                                                ---------------

--------------------------------------------------------------------------------
   PROMISSORY NOTE - 1.4%
--------------------------------------------------------------------------------
   BROKERAGE - 1.4%
      Goldman Sachs Group L.P. (A) (D)
         5.470%, 07/11/08                              50,000            50,000
                                                                ---------------
      TOTAL PROMISSORY NOTE
         (Cost $50,000)                                                  50,000
                                                                ---------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.8%
--------------------------------------------------------------------------------
   BANKING - 0.6%
      Alaska State, Four Dam Pool, Ser B,
         RB (B) (E) (F)
         3.280%, 07/01/26                               7,400             7,400
      Holland-Sheltair Av Funding (B) (E) (F)
         3.300%, 05/01/35                               7,645             7,645
      Washington State, Housing Finance
         Commission, Multi-Family Housing,
         The Lodge at Eagle Ridge, Ser B,
         RB (B) (E) (F)
         3.470%, 08/01/41                               4,065             4,065
                                                                ---------------
      TOTAL BANKING                                                      19,110
                                                                ---------------

--------------------------------------------------------------------------------
Description                                         Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
   INSURANCE - 0.2%
      San Jose, California, Financing Authority
         Lease Revenue, Hayes Mansion Phase,
         Ser B, RB (B) (E) (F)
         3.300%, 07/01/24                           $   8,000   $         8,000
                                                                ---------------

      TOTAL INSURANCE                                                     8,000
                                                                ---------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $27,110)                                                  27,110
                                                                ---------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.6%
--------------------------------------------------------------------------------
      Deutsche Bank Securities, Inc.
         1.750%, dated 01/31/08, matures on
         02/01/08, repurchase price $20,281,850
         (collateralized by a U.S. Treasury obligation,
         par value $18,340,000, 2.626%, 07/15/17,
         total market value $20,665,503)               20,281            20,281
                                                                ---------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $20,281)                                                  20,281
                                                                ---------------
   TOTAL INVESTMENTS - 99.0%
      (Cost $3,513,077)                                               3,513,077
                                                                ---------------
   OTHER ASSETS & LIABILITIES, NET - 1.0%                                35,311
                                                                ---------------
   NET ASSETS - 100.0%                                          $     3,548,388
                                                                ===============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THESE SECURITIES AS OF JANUARY 31, 2008 WERE $2,056,920 (000) AND REPRESENTED 58.0% OF NET ASSETS.
(B) ADJUSTABLE RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2008.
(C) EXTENDABLE SECURITY - THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF JANUARY 31, 2008 WAS $50,000 (000) AND REPRESENTED 1.4% OF NET ASSETS.
(E) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LLC - LIMITED LIABILITY COMPANY
L.P. - LIMITED PARTNERSHIP
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
MTN - MEDIUM TERM NOTE
NY - NEW YORK
PLC - PUBLIC LIABILITY COMPANY
RB - REVENUE BOND
SER - SERIES

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.6%
--------------------------------------------------------------------------------
      FFCB
         3.108%, 08/07/09 (A) (B)                   $    25,000   $      25,000
      FHLB
         4.625%, 11/21/08 (C)                            25,000          25,000
         4.625%, 12/04/08 (C)                            25,000          25,000
         3.111%, 08/05/09 (A) (B)                        25,000          24,998
         4.312%, 02/22/08 *                             100,000          99,750
      FNMA
         4.317%, 03/19/08 *                             100,850         100,288
      FHLMC
         4.236%, 02/05/08 *                              70,400          70,367
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $370,403)                                                370,403
                                                                  -------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 12.0%
--------------------------------------------------------------------------------
      California, Milpitas Multi-Family Housing
         Revenue Crossing, Ser A, RB
         Guarantee: FNMA (A) (D)
         3.150%, 08/15/33                                 4,600           4,600
      California, Sacramento County, Multi-Family
         Housing Development Authority,
         Deer Park Apartments, RB
         Guarantee: FNMA (A) (D)
         3.180%, 07/15/35                                 1,550           1,550
      California, Sacramento County, Multi-Family
         Housing Development Authority,
         Natomas, RB
         Guarantee: FNMA (A) (D)
         3.160%, 04/15/36                                 3,030           3,030
      California, San Francisco, City & County
         Redevelopment, Ser D,RB
         Guarantee: FNMA (A) (D)
         3.270%, 06/15/34                                23,350          23,350
      California, Simi Valley, Multi-Family
         Housing Revenue, Parker Ranch, RB
         Guarantee: FNMA (A) (D)
         3.180%, 07/15/36                                 1,650           1,650
      California, Statewide Community
         Development Authority,
         Palms Apartments, Ser C, RB
         Guarantee: FNMA (A) (D)
         3.160%, 05/15/35                                 4,355           4,355
      New York City Housing Development,
         Multi-Family Mortgage Revenue,
         Pearl Street Development, Ser B, RB
         Guarantee: FNMA (A) (D)
         3.350%, 10/15/41                                 8,175           8,175

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      New York City Housing Development,
         Multi-Family Rent Housing Revenue,
         West Street, Ser B, RB
         Guarantee: FNMA (A) (D)
         3.300%, 03/15/36                           $     2,505   $       2,505
      New York State, Housing Finance
         Agency Revenue, North End, Ser B, RB
         Guarantee: FNMA (A) (D)
         3.270%, 11/15/36                                 2,500           2,500
      New York State, Housing Finance
         Agency Revenue, Ser B, RB
         Guarantee: FNMA (A) (D)
         3.350%, 05/15/33                                 2,000           2,000
      New York State, Housing Finance
         Agency, 11th Avenue Revenue, Ser B, RB
         Guarantee: FNMA (A) (D)
         3.350%, 05/15/41                                15,950          15,950
      Pennsylvania, Montgomery County,
         Redevelopment Authority Kingswood
         Apartments, Ser A, RB
         Guarantee: FNMA (A) (D)
         3.260%, 08/15/31                                 7,805           7,805
      Washington State Housing Finance
         Commission, Multi-Family Housing
         Revenue, Ballard Landmark, Ser B, RB
         Guarantee: FNMA (A) (D)
         3.170%, 12/15/41                                 3,510           3,510
      Washington State Housing Finance
         Commission, Multi-Family Housing
         Revenue, Bridgewood Project, Ser B, RB
         Guarantee: FNMA (A) (D)
         3.470%, 09/01/34                                 3,645           3,645
      Washington State Housing Finance
         Commission, Multi-Family Housing
         Revenue, Highland Park Apartments, Ser B, RB
         Guarantee: FNMA (A) (D)
         3.180%, 07/15/38                                 2,260           2,260
      Washington State Housing Finance
         Commission, Multi-Family Housing
         Revenue, Pinehurst Apartments, Ser B, RB
         Guarantee: FNMA (A) (D)
         3.180%, 03/15/39                                 2,185           2,185
      Washington State Housing Finance
         Commission, Multi-Family Housing
         Revenue, Ranier Court Project, Ser B, RB
         Guarantee: FNMA (A) (D)
         3.180%, 12/15/36                                 3,825           3,825

The accompanying notes are an integral part of the financial statements.


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SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      Washington State Housing Finance
         Commission, Multi- Family Housing
         Revenue, Rolling Hills Project, Ser B,
         RB Guarantee: FNMA (A) (D)
         3.180%, 06/15/37                           $     2,525   $       2,525
                                                                  -------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $95,420)                                                  95,420
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 51.7%
--------------------------------------------------------------------------------
      Barclays Capital, Inc.
         2.820%, dated 01/31/08, matures on
         02/01/08, repurchase price $40,003,133
         (collateralized by a U.S. agency
         obligation, par value $37,002,000,
         6.000%, 05/15/11, total market
         value $40,800,872)                              40,000          40,000
      Credit Suisse Securities (USA) LLC
         2.850%, dated 01/31/08, matures on
         02/01/08, repurchase price $40,003,167
         (collateralized by a U.S. agency
         obligation, par value $41,015,000,
         0.000%, 04/09/08, total market
         value $40,801,723)                              40,000          40,000
      Deutsche Bank Securities, Inc.
         1.750%, dated 01/31/08, matures on
         02/01/08, repurchase price $5,000,243
         (collateralized by a U.S. Treasury
         obligation, par value $5,147,000,
         0.000%, 06/26/08, total market
         value $5,100,986)                                5,000           5,000
      Deutsche Bank Securities, Inc.
         2.850%, dated 01/31/08, matures on
         02/01/08, repurchase price $205,991,883
         (collateralized by various U.S. agency
         obligations, ranging in par value from
         $1,170,000 - $71,600,000,
         0.000% - 5.500%, 05/07/08 - 05/15/26,
         total market value $210,099,680)               205,976         205,976
      Goldman Sachs & Co.
         2.730%, dated 01/31/08, matures on
         02/01/08, repurchase price $40,003,033
         (collateralized by a U.S. agency
         obligation, par value $38,895,000,
         3.875%, 08/22/08, total market
         value $40,802,395)                              40,000          40,000

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      JPMorgan Securities, Inc.
         2.650%, dated 01/31/08,
         matures on 02/01/08,
         repurchase price $40,002,944,
         (collateralized by various U.S.
         agency obligations, ranging in par value
         from $26,745,000 - $42,795,000,
         0.000%, 10/15/19 - 07/15/20,
         total market value $40,800,323)            $    40,000   $      40,000
      Merrill Lynch Government
         Securities, Inc. 2.60%, dated
         01/31/08, matures on 02/01/08,
         repurchase price $40,002,889
         (collateralized by various U.S. agency
         obligations, ranging in par value from
         $6,000,000 - 15,000,000,
         4.375% - 6.250%, 01/18/11 - 01/15/48,
         total market value $40,800,649)                 40,000          40,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $410,976)                                                410,976
                                                                  -------------
   TOTAL INVESTMENTS - 110.3%
      (Cost $876,799)                                                   876,799
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (10.3)%                            (82,174)
                                                                  -------------
   NET ASSETS - 100.0%                                            $     794,625
                                                                  =============

--------------------------------------------------------------------------------
* DISCOUNTED SECURITY - RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT PURCHASE.
(A) ADJUSTABLE RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2008.
(B) THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(C)   SECURITY IS CALLABLE @ 100.
(D) DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

FFCB - FEDERAL FARM CREDIT BANK
FHLB - FEDERAL HOME LOAN BANK
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC  - LIMITED LIABILITY COMPANY
RB   - REVENUE BOND
SER  - SERIES

        The accompanying notes are an integral part of the financial statements.


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SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 105.2%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         3.078%, 02/07/08                           $   200,646   $     200,545
         2.072%, 02/21/08                               248,831         248,549
         1.835%, 02/28/08                               299,822         299,415
         2.872%, 03/20/08                               100,000          99,624
         4.134%, 04/03/08                                27,375          27,187
         3.418%, 04/10/08                               120,067         119,299
                                                                  -------------
      TOTAL U.S. TREASURY BILLS
         (Cost $994,619)                                                994,619
                                                                  -------------
   TOTAL INVESTMENTS - 105.2%
      (Cost $994,619)                                                   994,619
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (5.2)%                             (49,387)
                                                                  -------------
   NET ASSETS - 100.0%                                            $     945,232
                                                                  =============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

The accompanying notes are an integral part of the financial statements.


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[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES (000)@
JANUARY 31, 2008 (UNAUDITED)

                                                                               COGNITIVE      CORE      ENHANCED
                                                                    BALANCED     VALUE       EQUITY      GROWTH
                                                                      FUND        FUND        FUND        FUND
                                                                   ---------   ---------   ---------   ---------
ASSETS:
   Investments, at Value+ ......................................   $  37,577*  $ 100,145*  $ 118,845*  $ 134,659*
   Repurchase Agreements, at Value+ ............................       7,662      22,678       3,743      13,523
   Affiliated Investments, at Value++ ..........................          --          --          --          --
   Cash ........................................................          --          --          --          --
   Foreign Currency** ..........................................          --          --          --          --
   Receivable for Investments Sold .............................         695         887          --          --
   Receivable for Fund Shares Sold .............................         123          --           9          --
   Accrued Income ..............................................         155          41          83          17
   Prepaid Expenses ............................................           1          10          12          12
   Reclaims Receivable .........................................          --          --          --          --
   Deferred Compensation Asset .................................           1           3           4           5
   Margin Deposits .............................................          --          --          --          --
                                                                   ---------   ---------   ---------   ---------
     TOTAL ASSETS ..............................................      46,214     123,764     122,696     148,216
                                                                   ---------   ---------   ---------   ---------
LIABILITIES:
   Payable Upon Return of Securities Loaned ....................       7,398      29,503       4,629      19,349
   Payable for Investments Purchased ...........................         841         931          --          --
   Payable for Fund Shares Redeemed ............................         105          --         481          96
   Advisory Fees Payable .......................................          19          60          58          84
   Administration Fees Payable .................................           5          12          15          17
   Chief Compliance Fees Payable ...............................          --          --          --          --
   Custodian Fees Payable ......................................          --           1           1           1
   Deferred Compensation Fees Payable ..........................           1           3           4           5
   Shareholder Servicing Fees Payable ..........................           5          --          11          --
   Accrued Expenses and Other Payables .........................           9          12          17          19
                                                                   ---------   ---------   ---------   ---------
     TOTAL LIABILITIES .........................................       8,383      30,522       5,216      19,571
                                                                   ---------   ---------   ---------   ---------
       NET ASSETS ..............................................   $  37,831   $  93,242   $ 117,480   $ 128,645
                                                                   =========   =========   =========   =========
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......   $  34,565   $  97,794   $ 122,959   $ 114,197
   Undistributed Net Investment Income/(Accumulated Net
     Investment Loss) ..........................................          26          22          30        (552)
   Accumulated Net Realized Gain (Loss) on Investments,
      Investments in Affiliated Funds, Futures Contracts
      and Foreign Currency Transactions ........................        (142)     (1,901)     (3,959)     (5,625)
   Net Unrealized Appreciation (Depreciation) on Investments,
     Investments in Affiliated Funds, Future Contracts and
     Foreign Currency Transaction ..............................       3,382      (2,673)     (1,550)     20,625
                                                                   ---------   ---------   ---------   ---------
       NET ASSETS ..............................................   $  37,831   $  93,242   $ 117,480   $ 128,645
                                                                   =========   =========   =========   =========
 + Cost of Investments and Repurchase Agreements ...............   $  41,857   $ 125,496   $ 124,138   $ 127,557
++ Cost of Affiliated Investments ..............................   $      --   $      --   $      --   $      --
 * Includes Market Value of Securities on Loan .................   $   7,155   $  27,972   $   4,462   $  18,663

**    Cost of foreign currency is $669 (000).
@     Values are presented in thousands.
Amounts designated as "-" are either not applicable, $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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
                                                                   INTERNATIONAL   LARGE CAP   LARGE CAP   SMALL CAP
                                                                   OPPORTUNITIES    GROWTH       VALUE     ADVANTAGE
                                                                       FUND          FUND        FUND        FUND
                                                                   -------------   ---------   ---------   ---------
ASSETS:
   Investments, at Value+ ......................................     $ 363,784*    $ 120,110*  $ 336,682*  $  25,953*
   Repurchase Agreements, at Value+ ............................        43,687        13,505      18,434      10,042
   Affiliated Investments, at Value++ ..........................            --            --          --          --
   Cash ........................................................            --            --          --          46
   Foreign Currency** ..........................................           669            --          --          --
   Receivable for Investments Sold .............................           660           622       7,404          --
   Receivable for Fund Shares Sold .............................         1,153           366         367          --
   Accrued Income ..............................................           252           105         492          13
   Prepaid Expenses ............................................            28             9          27          21
   Reclaims Receivable .........................................            48            --          --          --
   Deferred Compensation Asset .................................            14             5          12           1
   Margin Deposits .............................................            --            --          --          25
                                                                     ---------     ---------   ---------   ---------
     TOTAL ASSETS ..............................................       410,295       134,722     363,418      36,101
                                                                     ---------     ---------   ---------   ---------
LIABILITIES:
   Payable Upon Return of Securities Loaned ....................        38,174         6,693      18,969       8,748
   Payable for Investments Purchased ...........................            --         2,714       6,759          --
   Payable for Fund Shares Redeemed ............................            55           212         625         186
   Advisory Fees Payable .......................................           307            65         160          21
   Administration Fees Payable .................................            49            16          42           3
   Chief Compliance Fees Payable ...............................             1            --           1          --
   Custodian Fees Payable ......................................             3             1           3          --
   Deferred Compensation Fees Payable ..........................            14             5          12           1
   Shareholder Servicing Fees Payable ..........................            11            14          40           2
   Accrued Expenses and Other Payables .........................            49            19          63           4
                                                                     ---------     ---------   ---------   ---------
     TOTAL LIABILITIES .........................................        38,663         9,739      26,674       8,965
                                                                     ---------     ---------   ---------   ---------
       NET ASSETS ..............................................     $ 371,632     $ 124,983   $ 336,744   $  27,136
                                                                     =========     =========   =========   =========
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......     $ 299,809     $ 248,084   $ 334,294   $  33,745
   Undistributed Net Investment Income/(Accumulated Net
     Investment Loss) ..........................................        (2,432)           25          (3)         (2)
   Accumulated Net Realized Gain (Loss) on Investments,
      Investments in Affiliated Funds, Futures Contracts
      and Foreign Currency Transactions ........................         7,611      (128,988)     (7,813)       (731)
   Net Unrealized Appreciation (Depreciation) on Investments,
     Investments in Affiliated Funds, Future Contracts and
     Foreign Currency Transaction ..............................        66,644         5,862      10,266      (5,876)
                                                                     ---------     ---------   ---------   ---------
       NET ASSETS ..............................................     $ 371,632     $ 124,983   $ 336,744   $  27,136
                                                                     =========     =========   =========   =========
 + Cost of Investments and Repurchase Agreements ...............     $ 340,835     $ 127,753   $ 344,850   $  41,826
++ Cost of Affiliated Investments ..............................     $      --     $      --   $      --   $      --
 * Includes Market Value of Securities on Loan .................     $  36,355     $   6,494   $  18,391   $   8,216

                                                                                            CAPITAL
                                                                   SMALL CAP     VALUE       GROWTH
                                                                     VALUE     MOMENTUM    ALLOCATION
                                                                     FUND        FUND         FUND
                                                                   ---------   ---------   ----------
ASSETS:
   Investments, at Value+                                          $ 170,663*  $ 429,434*  $   2,021
   Repurchase Agreements, at Value+ ............................      44,899      33,435          --
   Affiliated Investments, at Value++ ..........................          --          --      71,101
   Cash ........................................................          --          --          --
   Foreign Currency** ..........................................          --          --          --
   Receivable for Investments Sold .............................         585       3,545         529
   Receivable for Fund Shares Sold .............................         158         756          87
   Accrued Income ..............................................         280         399           2
   Prepaid Expenses ............................................          19          34           6
   Reclaims Receivable .........................................          --          --          --
   Deferred Compensation Asset .................................           6          15           3
   Margin Deposits .............................................          --          --          --
                                                                   ---------   ---------   ---------
     TOTAL ASSETS ..............................................     216,610     467,618      73,749
                                                                   ---------   ---------   ---------
LIABILITIES:
   Payable Upon Return of Securities Loaned ....................      60,921      42,583          --
   Payable for Investments Purchased ...........................          --         808          --
   Payable for Fund Shares Redeemed ............................         920         790         343
   Advisory Fees Payable .......................................         126         214           5
   Administration Fees Payable .................................          19          53           9
   Chief Compliance Fees Payable ...............................           1           1          --
   Custodian Fees Payable ......................................           1           4           1
   Deferred Compensation Fees Payable ..........................           6          15           3
   Shareholder Servicing Fees Payable ..........................          18          51           2
   Accrued Expenses and Other Payables .........................          42          50          38
                                                                   ---------   ---------   ---------
     TOTAL LIABILITIES .........................................      62,054      44,569         401
                                                                   ---------   ---------   ---------
       NET ASSETS ..............................................   $ 154,556   $ 423,049   $  73,348
                                                                   =========   =========   =========
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......   $ 181,425   $ 323,830   $  74,909
   Undistributed Net Investment Income/(Accumulated Net
     Investment Loss) ..........................................         210         332        (342)
   Accumulated Net Realized Gain (Loss) on Investments,
      Investments in Affiliated Funds, Futures Contracts
      and Foreign Currency Transactions ........................       2,861       7,372       3,802
   Net Unrealized Appreciation (Depreciation) on Investments,
     Investments in Affiliated Funds, Future Contracts and
     Foreign Currency Transaction ..............................     (29,940)     91,515      (5,021)
                                                                   ---------   ---------   ---------
       NET ASSETS ..............................................   $ 154,556   $ 423,049   $  73,348
                                                                   =========   =========   =========
 + Cost of Investments and Repurchase Agreements ...............   $ 245,502   $ 371,354   $   2,493
++ Cost of Affiliated Investments ..............................   $      --   $      --   $  75,650
 * Includes Market Value of Securities on Loan .................   $  57,887   $  40,840   $      --

The accompanying notes are an integral part of the financial statements.


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STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2008 (UNAUDITED)

                                                                                    COGNITIVE        CORE         ENHANCED
                                                                       BALANCED       VALUE          EQUITY        GROWTH
                                                                        FUND           FUND           FUND          FUND
                                                                     -----------   -----------    ------------   ------------
FIDUCIARY SHARES:
   Net Assets ....................................................   $29,362,683   $ 2,646,564    $110,738,959   $     43,527
   Shares of beneficial interest outstanding .....................     2,196,877       258,533      12,609,924          4,625

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) .....   $     13.37   $     10.24    $       8.78   $       9.41
                                                                     ===========   ===========    ============   ============
CLASS A SHARES:
   Net Assets ....................................................   $ 6,397,650   $   646,767    $  3,810,651   $  2,177,061
   Shares of beneficial interest outstanding .....................       479,681        63,306         434,956        231,337

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ...............   $     13.34   $     10.22    $       8.76   $       9.41
                                                                     -----------   -----------    ------------   ------------
   (Class A NAV/ 94.5%) ..........................................          0.78          0.59            0.51           0.55
                                                                     -----------   -----------    ------------   ------------
   MAXIMUM OFFERING PRICE PER SHARE ..............................   $     14.12   $     10.81    $       9.27   $       9.96
                                                                     ===========   ===========    ============   ============
CLASS B SHARES:
   Net Assets ....................................................   $ 1,683,904           N/A    $  2,159,049            N/A
   Shares of beneficial interest outstanding .....................       126,648           N/A         251,948            N/A

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................   $     13.30           N/A    $       8.57            N/A
                                                                     ===========   ===========    ============   ============
CLASS C SHARES:
   Net Assets ....................................................   $   386,875   $   104,133    $    771,786   $    346,885
   Shares of beneficial interest outstanding .....................        29,155        10,317          90,082         37,205

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................   $     13.27   $     10.09    $       8.57   $       9.32
                                                                     ===========   ===========    ============   ============
CLASS M SHARES:
   Net Assets ....................................................           N/A   $89,844,204             N/A   $126,077,793
   Shares of beneficial interest outstanding .....................           N/A     8,784,201             N/A     13,283,434

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARES (A) ....           N/A   $     10.23             N/A   $       9.49
                                                                     ===========   ===========    ============   ============

N/A Not Applicable

(A) Fiduciary Class, Class A and Class M Shares have possible redemption and exchange fees (see Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (see Note 3 in the notes to financial statements).
      Amounts designated as "-" are either not applicable, $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.


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
                                                                     INTERNATIONAL     LARGE CAP     LARGE CAP      SMALL CAP
                                                                     OPPORTUNITIES      GROWTH         VALUE        ADVANTAGE
                                                                          FUND           FUND          FUND           FUND
                                                                     -------------   ------------   ------------   ------------
FIDUCIARY SHARES:
   Net Assets ....................................................   $  95,822,043   $106,157,374   $201,436,652   $ 26,858,958
   Shares of beneficial interest outstanding .....................      10,837,092     11,032,697     15,260,054      1,677,676

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) .....   $        8.84   $       9.62   $      13.20   $      16.01
                                                                     =============   ============   ============   ============
CLASS A SHARES:
   Net Assets ....................................................   $  24,986,370   $ 13,024,382   $126,926,406   $    152,527
   Shares of beneficial interest outstanding .....................       2,835,737      1,375,881      9,593,945          9,524

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ...............   $        8.81   $       9.47   $      13.23   $      16.02
                                                                     -------------   ------------   ------------   ------------
   (Class A NAV/ 94.5%) ..........................................            0.51           0.55           0.77           0.93
                                                                     -------------   ------------   ------------   ------------
   MAXIMUM OFFERING PRICE PER SHARE ..............................   $        9.32   $      10.02   $      14.00   $      16.95
                                                                     =============   ============   ============   ============
CLASS B SHARES:
   Net Assets ....................................................             N/A   $  4,714,096   $  1,823,865            N/A
   Shares of beneficial interest outstanding .....................             N/A        532,185        140,303            N/A

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................             N/A   $       8.86   $      13.00            N/A
                                                                     =============   ============   ============   ============
CLASS C SHARES:
   Net Assets ....................................................   $   4,509,608   $  1,087,377   $  6,557,061   $    124,404
   Shares of beneficial interest outstanding .....................         515,639        122,668        505,797          7,772

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................   $        8.75   $       8.86   $      12.96   $      16.01
                                                                     =============   ============   ============   ============
CLASS M SHARES:
   Net Assets ....................................................   $ 246,313,606            N/A            N/A            N/A
   Shares of beneficial interest outstanding .....................      27,866,868            N/A            N/A            N/A

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARES (A) ....   $        8.84            N/A            N/A            N/A
                                                                     =============   ============   ============   ============

                                                                                                      CAPITAL
                                                                       SMALL CAP       VALUE          GROWTH
                                                                         VALUE        MOMENTUM       ALLOCATION
                                                                          FUND          FUND            FUND
                                                                     ------------   ------------   ------------
FIDUCIARY SHARES:
   Net Assets ....................................................   $102,885,926   $387,933,763   $    599,433
   Shares of beneficial interest outstanding .....................      8,601,827     19,947,191         25,970

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) .....   $      11.96   $      19.45   $      23.08
                                                                     ============   ============   ============
CLASS A SHARES:
   Net Assets ....................................................   $ 33,616,455   $ 27,951,242   $ 46,071,808
   Shares of beneficial interest outstanding .....................      2,881,524      1,440,395      1,996,947

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ...............   $      11.67   $      19.41   $      23.07
                                                                     ------------   ------------   ------------
   (Class A NAV/ 94.5%) ..........................................           0.68           1.13           1.34
                                                                     ------------   ------------   ------------
   MAXIMUM OFFERING PRICE PER SHARE ..............................   $      12.35   $      20.54   $      24.41
                                                                     ============   ============   ============
CLASS B SHARES:
   Net Assets ....................................................   $  7,592,651   $  5,369,257            N/A
   Shares of beneficial interest outstanding .....................        691,179        282,239            N/A

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................   $      10.99   $      19.02            N/A
                                                                     ============   ============   ============
CLASS C SHARES:
   Net Assets ....................................................   $ 10,461,337   $  1,794,543   $ 26,676,399
   Shares of beneficial interest outstanding .....................        956,965         94,673      1,169,598

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................   $      10.93   $      18.96   $      22.81
                                                                     ============   ============   ============
CLASS M SHARES:
   Net Assets ....................................................            N/A            N/A            N/A
   Shares of beneficial interest outstanding .....................            N/A            N/A            N/A

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARES (A) ....            N/A            N/A            N/A
                                                                     ============   ============   ============

The accompanying notes are an integral part of the financial statements.


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STATEMENTS OF ASSETS AND LIABILITIES (000)@
JANUARY 31, 2008 (UNAUDITED)

                                                                   DIVERSIFIED     GROWTH &    INCOME
                                                                     EQUITY        INCOME       PLUS
                                                                   ALLOCATION    ALLOCATION   ALLOCATION      BOND
                                                                      FUND          FUND         FUND         FUND
                                                                   -----------   ----------   ----------   ----------
ASSETS:
   Investments, at Value+ ......................................   $       206   $    1,531   $      140   $  408,181*
   Repurchase Agreements, at Value+ ............................            --           --           --       18,510
   Affiliated Investments, at Value++ ..........................         6,400       63,848       11,012           --
   Receivable for Investments Sold .............................            --           --           61           --
   Receivable for Fund Shares Sold .............................            --           41           --          673
   Cash ........................................................            --          225           --           --
   Accrued Income ..............................................            --            7            2        4,089
   Prepaid Expenses ............................................             2            6            2           26
   Deferred Compensation Asset .................................            --            2           --           13
                                                                   -----------   ----------   ----------   ----------
   Total Assets ................................................         6,608       65,660       11,217      431,492
                                                                   -----------   ----------   ----------   ----------
LIABILITIES:
   Payable Upon Return of Securities Loaned ....................            --           --           --       32,261
   Payable for Investments Purchased ...........................            44           --           --           --
   Payable for Fund Shares Redeemed ............................             9           63          131          589
   Payable for Dividend Withholding ............................            --           --           --           --
   Advisory Fees Payable .......................................            --            3            1          165
   Administration Fees Payable .................................             1            9            1           51
   Chief Compliance Fees Payable ...............................            --           --           --            1
   Custodian Fees Payable ......................................            --            1           --            3
   Deferred Compensation Fees Payable ..........................            --            2           --           13
   Shareholder Servicing Fees Payable ..........................            --            2           --           24
   Accrued Expenses and Other Payables .........................             5           33            8           51
                                                                   -----------   ----------   ----------   ----------
     Total Liabilities .........................................            59          113          141       33,158
                                                                   -----------   ----------   ----------   ----------
       NET ASSETS ..............................................   $     6,549   $   65,547   $   11,076   $  398,334
                                                                   ===========   ==========   ==========   ==========
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......   $     7,158   $   65,653   $   11,059   $  390,861
   Undistributed Net Investment Income/(Accumulated
     Net Investment Loss) ......................................           (30)        (159)          (2)         612
   Accumulated Net Realized Gain (Loss) on Investments and
     Investments in Affiliated Funds ...........................           262        2,654          270       (7,873)
   Net Unrealized Appreciation (Depreciation) on Investments
     and Investments in Affiliated Funds .......................          (841)      (2,601)        (251)      14,734
                                                                   -----------   ----------   ----------   ----------
       NET ASSETS ..............................................   $     6,549   $   65,547   $   11,076   $  398,334
                                                                   ===========   ==========   ==========   ==========
 + Cost of Investments and Repurchase Agreements ...............   $       251   $    1,867   $      170   $  411,957
++ Cost of Affiliated Investments ..............................   $     7,196   $   66,113   $   11,233   $       --
 * Includes Market Value of Securities on Loan .................   $        --   $       --   $       --   $   31,688

@     Values are presented in thousands.
Amounts designated as "-" are either not applicable, $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.


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
                                                            CALIFORNIA       NATIONAL                  CALIFORNIA
                                                           INTERMEDIATE    INTERMEDIATE   SHORT TERM    TAX-FREE
                                                          TAX-FREE BOND   TAX-FREE BOND      BOND      MONEY MARKET
                                                               FUND            FUND          FUND          FUND
                                                          -------------   -------------   ----------   ------------
ASSETS:
   Investments, at Value+ .............................   $     116,441   $      65,775   $   53,133*  $    767,859
   Repurchase Agreements, at Value+ ...................              --              --        1,474             --
   Affiliated Investments, at Value++ .................              --              --           --             --
   Receivable for Investments Sold ....................              --              --           25         19,614
   Receivable for Fund Shares Sold ....................              --              25           17         16,856
   Cash ...............................................              --              --           --             --
   Accrued Income .....................................           1,630             877          482          3,262
   Prepaid Expenses ...................................              10               7            5             40
   Deferred Compensation Asset ........................               4               2            2             23
                                                          -------------   -------------   ----------   ------------
   Total Assets .......................................        118,085           66,686       55,138        807,654
                                                          -------------   -------------   ----------   ------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...........              --              --        1,474             --
   Payable for Investments Purchased ..................              --              --           --             --
   Payable for Fund Shares Redeemed ...................             404              --           14          1,774
   Payable for Dividend Withholding ...................              --              --           --            603
   Advisory Fees Payable ..............................              24               1           17            158
   Administration Fees Payable ........................              15               8            7             95
   Chief Compliance Fees Payable ......................              --              --           --              1
   Custodian Fees Payable .............................               1               1           --              7
   Deferred Compensation Fees Payable .................               4               2            2             23
   Shareholder Servicing Fees Payable .................               6               3            1             30
   Accrued Expenses and Other Payables ................              29              12           12            158
                                                          -------------   -------------   ----------   ------------
     Total Liabilities ................................             483              27        1,527          2,849
                                                          -------------   -------------   ----------   ------------
       NET ASSETS .....................................   $     117,602   $      66,659   $   53,611   $    804,805
                                                          =============   =============   ==========   ============

NET ASSETS:
   Paid-in Capital (unlimited authorized - no par
     value) ...........................................   $     112,890   $      64,029   $   52,836   $    804,805
   Undistributed Net Investment Income/(Accumulated
     Net Investment Loss) .............................               2               6          (21)            --
   Accumulated Net Realized Gain (Loss) on Investments
     and Investments in Affiliated Funds ..............             153              59          (74)            --
   Net Unrealized Appreciation (Depreciation) on
     Investments and Investments in Affiliated
     Funds ............................................           4,557           2,565          870             --
                                                          -------------   -------------   ----------   ------------
       NET ASSETS .....................................   $     117,602   $      66,659   $   53,611   $    804,805
                                                          =============   =============   ==========   ============
 + Cost of Investments and Repurchase Agreements ......   $     111,884   $      63,210   $   53,737   $    767,859
++ Cost of Affiliated Investments .....................   $          --   $          --   $       --   $         --
 * Includes Market Value of Securities on Loan ........   $          --   $          --   $    1,456   $         --

                                                                                                     100%
                                                                DIVERSIFIED    U.S. GOVERNMENT   U.S. TREASURY
                                                                MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                    FUND            FUND             FUND
                                                                ------------   ---------------   -------------
ASSETS:
   Investments, at Value+ ...................................   $  3,492,796   $       465,823   $     994,619
   Repurchase Agreements, at Value+ .........................         20,281           410,976              --
   Affiliated Investments, at Value++ .......................             --                --              --
   Receivable for Investments Sold ..........................             --                --              --
   Receivable for Fund Shares Sold ..........................         25,589             2,962           1,906
   Cash .....................................................             --                --              --
   Accrued Income ...........................................         18,192               631              --
   Prepaid Expenses .........................................            195                48              53
   Deferred Compensation Asset ..............................             86                24              22
                                                                ------------   ---------------   -------------
   Total Assets .............................................      3,557,139           880,464         996,600
                                                                ------------   ---------------   -------------

LIABILITIES:
   Payable Upon Return of Securities Loaned .................             --                --              --
   Payable for Investments Purchased ........................             --            50,002              --
   Payable for Fund Shares Redeemed .........................            537            33,611          49,830
   Payable for Dividend Withholding .........................          6,115             1,765             974
   Advisory Fees Payable ....................................            829               184             209
   Administration Fees Payable ..............................            423                95             107
   Chief Compliance Fees Payable ............................              8                --               2
   Custodian Fees Payable ...................................             28                 6               7
   Deferred Compensation Fees Payable .......................             86                24              22
   Shareholder Servicing Fees Payable .......................            127                27              27
   Accrued Expenses and Other Payables ......................            598               125             190
                                                                ------------   ---------------   -------------
     Total Liabilities ......................................          8,751            85,839          51,368
                                                                ------------   ---------------   -------------
       NET ASSETS ...........................................   $  3,548,388   $       794,625   $     945,232
                                                                ============   ===============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ....   $  3,548,381   $       794,658   $     945,435
   Undistributed Net Investment Income/(Accumulated
     Net Investment Loss) ...................................             --                --              --
   Accumulated Net Realized Gain (Loss) on Investments
     and Investments in Affiliated Funds ....................              7               (33)           (203)
   Net Unrealized Appreciation (Depreciation) on
     Investments and Investments in Affiliated Funds ........             --                --              --
                                                                ------------   ---------------   -------------
       NET ASSETS ...........................................   $  3,548,388   $       794,625   $     945,232
                                                                ============   ===============   =============
 + Cost of Investments and Repurchase Agreements ............   $  3,513,077   $       876,799   $     994,619
++ Cost of Affiliated Investments ...........................   $         --   $            --   $          --
 * Includes Market Value of Securities on Loan ..............   $         --   $            --   $          --

The accompanying notes are an integral part of the financial statements.


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

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STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2008 (UNAUDITED)

                                                                      DIVERSIFIED     GROWTH &        INCOME
                                                                         EQUITY        INCOME          PLUS
                                                                       ALLOCATION    ALLOCATION     ALLOCATION        BOND
                                                                          FUND          FUND           FUND           FUND
                                                                      -----------   ------------   -----------   -------------
FIDUCIARY SHARES:
   Net Assets .....................................................   $    31,967   $     96,253   $   237,586   $ 360,337,919
   Shares of beneficial interest outstanding ......................         1,663          4,287        11,291      33,393,008

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ......   $     19.22   $      22.45   $     21.04   $       10.79
                                                                      ===========   ============   ===========   =============
CLASS A SHARES:
   Net Assets .....................................................   $ 3,998,883   $ 43,278,313   $ 6,288,219   $  33,133,983
   Shares of beneficial interest outstanding ......................       208,595      1,933,747       298,748       3,113,200

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ................   $     19.17   $      22.38   $     21.05   $       10.64
                                                                      -----------   ------------   -----------   -------------
   (Class A NAV/ (B)) .............................................          1.12           1.30          0.99            0.24
                                                                      -----------   ------------   -----------   -------------
   MAXIMUM OFFERING PRICE PER SHARE ...............................   $     20.29   $      23.68   $     22.04   $       10.88
                                                                      ===========   ============   ===========   =============
CLASS B SHARES:
   Net Assets .....................................................           N/A            N/A           N/A   $   4,729,871
   Shares of beneficial interest outstanding ......................           N/A            N/A           N/A         446,203

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................           N/A            N/A           N/A   $       10.60
                                                                      ===========   ============   ===========   =============
CLASS C SHARES:
   Net Assets .....................................................   $ 2,518,337   $ 22,172,351   $ 4,549,775   $     132,629
   Shares of beneficial interest outstanding ......................       132,168        995,668       217,513          12,528

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................   $     19.05   $      22.27   $     20.92   $       10.59
                                                                      ===========   ============   ===========   =============
CLASS S SHARES:
   Net Assets .....................................................           N/A            N/A           N/A             N/A
   Shares of beneficial interest outstanding ......................           N/A            N/A           N/A             N/A

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ......           N/A            N/A           N/A             N/A
                                                                      ===========   ============   ===========   =============

N/A Not Applicable

(A) Fiduciary Class, Class A and Class M Shares have possible redemption and exchange fees (see Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (see Note 3 in the notes to financial statements).
(B) The sales load for the Diversified Equity Allocation Fund and Growth & Income Allocation Fund is 94.5%. The sales load for the Income Plus Allocation Fund is 95.5%. The sales load for the Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund and Short Term Bond Fund is 97.75%. The remaining funds are not subject to a sales load.

        The accompanying notes are an integral part of the financial statements.


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
                                                                        CALIFORNIA       NATIONAL                      CALIFORNIA
                                                                       INTERMEDIATE    INTERMEDIATE    SHORT TERM       TAX-FREE
                                                                      TAX-FREE BOND   TAX-FREE BOND       BOND        MONEY MARKET
                                                                           FUND            FUND           FUND            FUND
                                                                      -------------   -------------   ------------   -------------
FIDUCIARY SHARES:
   Net Assets .....................................................   $  88,709,274   $  63,694,563   $ 53,124,220   $ 334,868,381
   Shares of beneficial interest outstanding ......................       8,858,791       5,704,890      5,306,373     334,880,586

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ......   $       10.01   $       11.16   $      10.01   $        1.00
                                                                      =============   =============   ============   =============
CLASS A SHARES:
   Net Assets .....................................................   $  24,465,873   $   2,964,753   $    172,578   $ 424,663,078
   Shares of beneficial interest outstanding ......................       2,454,368         265,623         17,259     424,661,805

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ................   $        9.97   $       11.16   $      10.00   $        1.00
                                                                      -------------   -------------   ------------   -------------
   (Class A NAV/ (B)) .............................................            0.23            0.26           0.23             N/A
                                                                      -------------   -------------   ------------   -------------
   MAXIMUM OFFERING PRICE PER SHARE ...............................   $       10.20   $       11.42   $      10.23   $        1.00
                                                                      =============   =============   ============   =============
CLASS B SHARES:
   Net Assets .....................................................   $   4,190,962             N/A            N/A             N/A
   Shares of beneficial interest outstanding ......................         420,754             N/A            N/A             N/A

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................   $        9.96             N/A            N/A             N/A
                                                                      =============   =============   ============   =============
CLASS C SHARES:
   Net Assets .....................................................   $     235,485             N/A   $    313,820             N/A
   Shares of beneficial interest outstanding ......................          23,675             N/A         31,043             N/A

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................   $        9.95             N/A   $      10.11             N/A
                                                                      =============   =============   ============   =============
CLASS S SHARES:
   Net Assets .....................................................             N/A             N/A            N/A   $  45,273,655
   Shares of beneficial interest outstanding ......................             N/A             N/A            N/A      45,268,208

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ......             N/A             N/A            N/A   $        1.00
                                                                      =============   =============   ============   =============

                                                                                                              100%
                                                                        DIVERSIFIED     U.S. GOVERNMENT   U.S.TREASURY
                                                                        MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                                            FUND              FUND             FUND
                                                                      ---------------   ---------------   -------------
FIDUCIARY SHARES:
   Net Assets .....................................................   $ 2,200,286,091   $   620,098,151   $ 537,098,361
   Shares of beneficial interest outstanding ......................     2,200,893,342       620,159,195     537,206,166

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ......   $          1.00   $          1.00   $        1.00
                                                                      ===============   ===============   =============
CLASS A SHARES:
   Net Assets .....................................................   $ 1,033,100,070   $    53,598,685   $ 155,437,227
   Shares of beneficial interest outstanding ......................     1,033,154,778        53,604,585     155,469,331

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ................   $          1.00   $          1.00   $        1.00
                                                                      ---------------   ---------------   -------------
   (Class A NAV/ (B)) .............................................               N/A               N/A             N/A
                                                                      ---------------   ---------------   -------------
   MAXIMUM OFFERING PRICE PER SHARE ...............................   $          1.00   $          1.00   $        1.00
                                                                      ===============   ===============   =============
CLASS B SHARES:
   Net Assets .....................................................               N/A   $       189,467             N/A
   Shares of beneficial interest outstanding ......................               N/A           189,710             N/A

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................               N/A   $          1.00             N/A
                                                                      ===============   ===============   =============
CLASS C SHARES:
   Net Assets .....................................................               N/A   $       337,223             N/A
   Shares of beneficial interest outstanding ......................               N/A           337,234             N/A

NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................               N/A   $          1.00             N/A
                                                                      ===============   ===============   =============
CLASS S SHARES:
   Net Assets .....................................................   $   315,001,913   $   120,401,525   $ 252,696,540
   Shares of beneficial interest outstanding ......................       314,333,456       120,367,018     252,761,038

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ......   $          1.00   $          1.00   $        1.00
                                                                      ===============   ===============   =============

The accompanying notes are an integral part of the financial statements.


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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

                                                                             COGNITIVE       CORE       ENHANCED
                                                                  BALANCED     VALUE        EQUITY       GROWTH
                                                                    FUND        FUND         FUND         FUND
                                                                  --------   ----------   ----------   ---------
Interest Income ...............................................   $   376    $      29    $      13    $      34
Income from Investments in Affiliated Funds ...................        --           --           --           --
Security Lending Income .......................................         9           41            5           30
Dividend Income ...............................................       300          874        1,465          297
Less: Foreign Taxes Withheld, Net of Reclaims .................        (5)          (1)          (2)          (3)
                                                                  -------    ---------    ---------    ---------
      Total Investment Income .................................       680          943        1,481          358
                                                                  -------    ---------    ---------    ---------
Expenses:
   Investment Adviser Fee .....................................       126          399          400          542
   Shareholder Servicing Fees Fiduciary Shares ................        41            3          152           --
   Shareholder Servicing Fees Class A Shares ..................         9            5           10            1
   Shareholder Servicing Fees Class B Shares ..................         3           --            3           --
   Administrative Fee .........................................        31           80          100          108
   Custodian Fees .............................................         2            5            7            7
   Trustees Fees ..............................................         1            2            3            3
   Chief Compliance Officer Fees ..............................        --            1            1            2
   Distribution Fees Class A Shares ...........................         9            5           10            1
   Distribution Fees Class B Shares ...........................         8           --            9           --
   Distribution Fees Class C Shares ...........................         2           --            4            1
   Registration Fees ..........................................         3            5            7            6
   Professional Fees ..........................................         5           10           13           16
   Transfer Agent Fees ........................................         4           10           13           14
   Printing Fees ..............................................         2            6            7           11
   Miscellaneous Fees .........................................         5            4            5            4
                                                                  -------    ---------    ---------    ---------
      Total Expenses ..........................................       251          535          744          716
                                                                  -------    ---------    ---------    ---------

Less: Waivers and Reduction of Expenses
      Investment Adviser Fees .................................        (6)          --           (4)          --
      Shareholder Servicing Fees - Fiduciary Shares ...........       (16)          (3)         (86)          --
      Shareholder Servicing Fees - Class A Shares .............        (4)          (2)          (4)          (1)
      Administrative Fees .....................................        (4)          (6)         (11)         (18)
      Reduction of Expenses by Administrator (Note 3) .........        --           (1)          (2)          (2)
      Reduction of Expenses by Former Sub Administrator
        (Note 3) ..............................................        (2)          (6)          (7)          (7)
                                                                  -------    ---------    ---------    ---------
Total Waivers and Reduction of Expenses .......................       (32)         (18)        (114)         (28)
                                                                  -------    ---------    ---------    ---------
Total Net Expenses ............................................       219          517          630          688
                                                                  -------    ---------    ---------    ---------
Net Investment Income (Loss) ..................................       461          426          851         (330)
                                                                  -------    ---------    ---------    ---------

Net Realized Gain (Loss) on Investments .......................       681       (1,170)      (3,937)       1,418
Net Realized Gain on Investments in Affiliated Funds ..........        --           --           --           --
Net Realized Loss on Foreign Currency Transactions ............        --           --           --           --
Net Realized Loss on Futures Contracts ........................        --           --          (47)          --
Change in Unrealized Appreciation (Depreciation) on
   Investments ................................................    (1,688)     (11,160)      (7,661)     (11,184)
Change in Unrealized Appreciation (Depreciation) on Investments
   in Affiliated Funds ........................................        --           --           --           --
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Transactions ......................................        --           --           --           --
Change in Unrealized Appreciation (Depreciation) on Futures
   Contracts ..................................................        --           --           25           --
                                                                  -------    ---------    ---------    ---------
Net Realized and Unrealized Loss on Investments ...............    (1,007)     (12,330)     (11,620)      (9,766)
                                                                  -------    ---------    ---------    ---------
Decrease in Net Assets Resulting from Operations ..............   $  (546)   $ (11,904)   $ (10,769)   $ (10,096)
                                                                  =======    =========    =========    =========

AMOUNTS DESIGNATED AS "-" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                  INTERNATIONAL    LARGE CAP      LARGE CAP      SMALL CAP
                                                                  OPPORTUNITIES      GROWTH         VALUE        ADVANTAGE
                                                                       FUND           FUND           FUND           FUND
                                                                  -------------    ----------    -----------    ----------
Interest Income ...............................................   $       177      $     102     $       82     $      30
Income from Investments in Affiliated Funds ...................            84             --             --            --
Security Lending Income .......................................            83              7             74            11
Dividend Income ...............................................         4,440            928          4,357           256
Less: Foreign Taxes Withheld, Net of Reclaims .................          (230)           (13)           (15)           (1)
                                                                  -----------      ---------     ----------     ---------
      Total Investment Income .................................         4,554          1,024          4,498           296
                                                                  -----------      ---------     ----------     ---------
Expenses:
   Investment Adviser Fee .....................................         1,836            410          1,127           136
   Shareholder Servicing Fees Fiduciary Shares ................           108            145            269            35
   Shareholder Servicing Fees Class A Shares ..................            28             18            188            --
   Shareholder Servicing Fees Class B Shares ..................            --              7              3            --
   Administrative Fee .........................................           295            102            282            32
   Custodian Fees .............................................           133              7             19             1
   Trustees Fees ..............................................             9              3              9             1
   Chief Compliance Officer Fees ..............................             4              1              4            --
   Distribution Fees Class A Shares ...........................            28             18            188            --
   Distribution Fees Class B Shares ...........................            --             21              8            --
   Distribution Fees Class C Shares ...........................            21              5             38             1
   Registration Fees ..........................................            12              7             20             2
   Professional Fees ..........................................            32             13             33             4
   Transfer Agent Fees ........................................            37             13             36             3
   Printing Fees ..............................................            20              7             20             1
   Miscellaneous Fees .........................................            19              3              8             1
                                                                  -----------      ---------     ----------     ---------
      Total Expenses ..........................................         2,582            780          2,252           217
                                                                  -----------      ---------     ----------     ---------
Less: Waivers and Reduction of Expenses
      Investment Adviser Fees .................................            --             --            (86)           (7)
      Shareholder Servicing Fees - Fiduciary Shares ...........           (61)           (74)          (116)          (22)
      Shareholder Servicing Fees - Class A Shares .............           (22)            (7)           (75)           --
      Administrative Fees .....................................           (33)           (11)           (32)           (3)
      Reduction of Expenses by Administrator (Note 3) .........            (5)            (2)            (5)           --
      Reduction of Expenses by Former Sub Administrator
        (Note 3) ..............................................           (20)            (7)           (19)           (1)
                                                                  -----------      ---------     ----------     ---------
Total Waivers and Reduction of Expenses .......................          (141)          (101)          (333)          (33)
                                                                  -----------      ---------     ----------     ---------
Total Net Expenses ............................................         2,441            679          1,919           184
                                                                  -----------      ---------     ----------     ---------
Net Investment Income (Loss) ..................................         2,113            345          2,579           112
                                                                  -----------      ---------     ----------     ---------
Net Realized Gain (Loss) on Investments .......................         8,667           (918)        (6,383)         (705)
Net Realized Gain on Investments in Affiliated Funds ..........            --             --             --            --
Net Realized Loss on Foreign Currency Transactions ............          (337)            --             --            --
Net Realized Loss on Futures Contracts ........................            --             --             --           (65)
Change in Unrealized Appreciation (Depreciation) on
   Investments ................................................       (37,346)        (4,177)       (21,035)       (3,585)
Change in Unrealized Appreciation (Depreciation) on Investments
   in Affiliated Funds ........................................            --             --             --            --
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Transactions ......................................            (5)            --             --            55
Change in Unrealized Appreciation (Depreciation) on Futures
   Contracts ..................................................            --             --             --           (45)
                                                                  -----------      ---------     ----------     ---------
Net Realized and Unrealized Loss on Investments ...............       (29,021)        (5,095)       (27,418)       (4,345)
                                                                  -----------      ---------     ----------     ---------
Decrease in Net Assets Resulting from Operations ..............   $   (26,908)     $  (4,750)    $  (24,839)    $  (4,233)
                                                                  ===========      =========     ==========     =========

                                                                                            CAPITAL
                                                                   SMALL CAP     VALUE       GROWTH
                                                                     VALUE     MOMENTUM    ALLOCATION
                                                                      FUND       FUND          FUND
                                                                   ---------   ---------   ----------
Interest Income ...............................................    $      38   $      66   $      26
Income from Investments in Affiliated Funds ...................           --          --         738
Security Lending Income .......................................          184          39          --
Dividend Income ...............................................        2,783       5,240          --
Less: Foreign Taxes Withheld, Net of Reclaims .................           (4)        (93)         --
                                                                   ---------   ---------   ---------
      Total Investment Income .................................        3,001       5,252         764
                                                                   ---------   ---------   ---------
Expenses:
   Investment Adviser Fee .....................................        1,088       1,404          77
   Shareholder Servicing Fees Fiduciary Shares ................          181         536           1
   Shareholder Servicing Fees Class A Shares ..................           60          39          63
   Shareholder Servicing Fees Class B Shares ..................           12           8          --
   Administrative Fee .........................................          163         351          60
   Custodian Fees .............................................           11          23           4
   Trustees Fees ..............................................            5          11           2
   Chief Compliance Officer Fees ..............................            2           5           1
   Distribution Fees Class A Shares ...........................           60          39          63
   Distribution Fees Class B Shares ...........................           35          24          --
   Distribution Fees Class C Shares ...........................           79          10         145
   Registration Fees ..........................................           16          27           4
   Professional Fees ..........................................           20          40           8
   Transfer Agent Fees ........................................           22          45           7
   Printing Fees ..............................................           13          25           4
   Miscellaneous Fees .........................................            5          10           1
                                                                   ---------   ---------   ---------
      Total Expenses ..........................................        1,772       2,597         440
                                                                   ---------   ---------   ---------
Less: Waivers and Reduction of Expenses
      Investment Adviser Fees .................................           (5)         --         (46)
      Shareholder Servicing Fees - Fiduciary Shares ...........          (74)       (230)         (1)
      Shareholder Servicing Fees - Class A Shares .............          (24)        (16)        (50)
      Administrative Fees .....................................          (20)        (40)         (7)
      Reduction of Expenses by Administrator (Note 3) .........           (3)         (5)         (1)
      Reduction of Expenses by Former Sub Administrator
        (Note 3) ..............................................          (11)        (24)         (4)
                                                                   ---------   ---------   ---------
Total Waivers and Reduction of Expenses .......................         (137)       (315)       (109)
                                                                   ---------   ---------   ---------
Total Net Expenses ............................................        1,635       2,282         331
                                                                   ---------   ---------   ---------
Net Investment Income (Loss) ..................................        1,366       2,970         433
                                                                   ---------   ---------   ---------

Net Realized Gain (Loss) on Investments .......................       16,474      22,352          --
Net Realized Gain on Investments in Affiliated Funds ..........           --          --       4,352
Net Realized Loss on Foreign Currency Transactions ............           --          --          --
Net Realized Loss on Futures Contracts ........................           --          --          --
Change in Unrealized Appreciation (Depreciation) on
   Investments ................................................      (46,878)    (44,407)       (473)
Change in Unrealized Appreciation (Depreciation) on Investments
   in Affiliated Funds ........................................           --          --      (9,375)
   Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Transactions ......................................           --          --          --
Change in Unrealized Appreciation (Depreciation) on Futures
   Contracts ..................................................           --          --          --
                                                                   ---------   ---------   ---------
Net Realized and Unrealized Loss on Investments ...............      (30,404)    (22,055)     (5,496)
                                                                   ---------   ---------   ---------
Decrease in Net Assets Resulting from Operations ..............    $ (29,038)  $ (19,085)  $  (5,063)
                                                                   =========   =========   =========

The accompanying notes are an integral part of the financial statements.


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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

                                                                      DIVERSIFIED    GROWTH &      INCOME
                                                                        EQUITY        INCOME        PLUS
                                                                       ALLOCATION   ALLOCATION   ALLOCATION     BOND
                                                                          FUND         FUND         FUND        FUND
                                                                      -----------   ----------   ----------   --------
Interest Income ...................................................     $   --       $     38      $   11     $ 10,792
Income from Investments in Affiliated Funds .......................         48            842         189           --
Security Lending Income ...........................................         --             --          --          111
Dividend Income ...................................................         --             --          --           43
                                                                        ------       --------      ------     --------
      Total Investment Income .....................................         48            880         200       10,946
                                                                        ------       --------      ------     --------
Expenses:
   Investment Adviser Fee .........................................          6             68          11          997
   Shareholder Servicing Fees Fiduciary Shares ....................         --             --          --          452
   Shareholder Servicing Fees Class A Shares ......................          5             58           8           40
   Shareholder Servicing Fees Class B Shares ......................         --             --          --            7
   Administrative Fee .............................................         27             53           9          299
   Custodian Fees .................................................         --              3           1           20
   Trustees Fees ..................................................         --              2          --            9
   Chief Compliance Officer Fees ..................................         --              1          --            4
   Distribution Fees Class A Shares ...............................          5             58           8           40
   Distribution Fees Class B Shares ...............................         --             --          --           20
   Distribution Fees Class C Shares ...............................         12            120          28           --
   Distribution Fees Class S Shares ...............................         --             --          --           --
   Registration Fees ..............................................         --              3          --           21
   Professional Fees ..............................................          2              7           3           33
   Transfer Agent Fees ............................................         --              7           1           37
   Printing Fees ..................................................         --              4           1           20
   Miscellaneous Fees .............................................         --              1          --           20
                                                                        ------       --------      ------     --------
      Total Expenses ..............................................         57            385          70        2,019
                                                                        ------       --------      ------     --------
Less: Waivers and Reduction of Expenses
      Investment Adviser Fees .....................................        (27)           (48)         (5)         (37)
      Shareholder Servicing Fees - Fiduciary Shares ...............         --             --          --         (329)
      Shareholder Servicing Fees - Class A Shares .................         (5)           (47)         (7)         (29)
      Administrative Fees .........................................         --             (6)         (1)         (33)
      Reduction of Expenses by Administrator (Note 3) .............         --             (1)         --           (5)
      Reduction of Expenses by Former Sub Administrator
        (Note 3) ..................................................         --             (3)         (1)         (20)
                                                                        ------       --------      ------     --------
Total Waivers and Reduction of Expenses ...........................        (32)          (105)        (14)        (453)
                                                                        ------       --------      ------     --------
Total Net Expenses ................................................         25            280          56        1,566
                                                                        ------       --------      ------     --------
Net Investment Income .............................................         23            600         144        9,380
                                                                        ------       --------      ------     --------
Net Realized Gain (Loss) on Investments ...........................         24            197          --          191
Net Realized Gain on Investments in Affiliated Funds ..............        243          2,786         386           --
Change in Unrealized Appreciation (Depreciation) on Investments ...        (41)          (335)        (30)      14,545
Change in Unrealized Appreciation (Depreciation) on Investments
   in Affiliated Funds ............................................       (830)        (5,845)       (461)          --
                                                                        ------       --------      ------     --------
Unrealized Gain (Loss) on Investments .............................       (604)        (3,197)       (105)      14,736
                                                                        ------       --------      ------     --------
Increase (Decrease) in Net Assets Resulting from Operations .......     $ (581)      $ (2,597)     $   39     $ 24,116
                                                                        ======       ========      ======     ========

AMOUNTS DESIGNATED AS "-" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                       CALIFORNIA       NATIONAL                    CALIFORNIA
                                                                      INTERMEDIATE    INTERMEDIATE    SHORT TERM     TAX-FREE
                                                                      TAX-FREE BOND   TAX-FREE BOND      BOND      MONEY MARKET
                                                                          FUND            FUND           FUND          FUND
                                                                      -------------   -------------   ----------   ------------
Interest Income ...................................................      $ 2,470         $ 1,432       $  1,356      $ 11,377
Income from Investments in Affiliated Funds .......................           --              --             --            --
Security Lending Income ...........................................           --              --              4            --
Dividend Income ...................................................           13               6              5            57
                                                                         -------         -------       --------      --------
      Total Investment Income .....................................        2,483           1,438          1,365        11,434
                                                                         -------         -------       --------      --------
Expenses:
   Investment Adviser Fee .........................................          304             172            113         1,016
   Shareholder Servicing Fees Fiduciary Shares ....................          114              82             69           326
   Shareholder Servicing Fees Class A Shares ......................           33               4             --           454
   Shareholder Servicing Fees Class B Shares ......................            5              --             --            --
   Administrative Fee .............................................           91              52             42           507
   Custodian Fees .................................................            6               3              3            34
   Trustees Fees ..................................................            3               2              1            14
   Chief Compliance Officer Fees ..................................            1               1              1             7
   Distribution Fees Class A Shares ...............................           33               4             --           454
   Distribution Fees Class B Shares ...............................           16              --             --            --
   Distribution Fees Class C Shares ...............................            1              --              4            --
   Distribution Fees Class S Shares ...............................           --              --             --           147
   Registration Fees ..............................................            7               4              3            29
   Professional Fees ..............................................           11               7              6            52
   Transfer Agent Fees ............................................           11               6              5            61
   Printing Fees ..................................................            6               3              3            32
   Miscellaneous Fees .............................................           13               8              9            18
                                                                         -------         -------       --------      --------
      Total Expenses ..............................................          655             348            259         3,151
                                                                         -------         -------       --------      --------
Less: Waivers and Reduction of Expenses
      Investment Adviser Fees .....................................         (160)           (168)            (2)         (206)
      Shareholder Servicing Fees - Fiduciary Shares ...............          (91)            (66)           (60)         (261)
      Shareholder Servicing Fees - Class A Shares .................          (26)             (3)            --          (363)
      Administrative Fees .........................................          (10)             (6)            (5)          (54)
      Reduction of Expenses by Administrator (Note 3) .............           (1)             (1)            (1)           (8)
      Reduction of Expenses by Former Sub Administrator
        (Note 3) ..................................................           (6)             (3)            (3)          (34)
                                                                         -------         -------       --------      --------
Total Waivers and Reduction of Expenses ...........................         (294)           (247)           (71)         (926)
                                                                         -------         -------       --------      --------
Total Net Expenses ................................................          361             101            188         2,225
                                                                         -------         -------       --------      --------
Net Investment Income .............................................        2,122           1,337          1,177         9,209
                                                                         -------         -------       --------      --------
Net Realized Gain (Loss) on Investments ...........................          199              60             64            --
Net Realized Gain on Investments in Affiliated Funds ..............           --              --             --            --
Change in Unrealized Appreciation (Depreciation) on Investments ...        3,564           2,033          1,108            --
Change in Unrealized Appreciation (Depreciation) on Investments
  in Affiliated Funds .............................................           --              --             --            --
                                                                         -------         -------       --------      --------
Unrealized Gain (Loss) on Investments .............................        3,763           2,093          1,172            --
                                                                         -------         -------       --------      --------
Increase (Decrease) in Net Assets Resulting from Operations .......      $ 5,885         $ 3,430       $  2,349      $  9,209
                                                                         =======         =======       ========      ========

                                                                       DIVERSIFIED   U.S. GOVERNMENT   100% U.S. TREASURY
                                                                      MONEY MARKET     MONEY MARKET       MONEY MARKET
                                                                          FUND             FUND               FUND
                                                                      ------------   ---------------   ------------------
Interest Income ...................................................     $ 83,331         $ 17,489           $ 16,171
Income from Investments in Affiliated Funds .......................           --               --                 --
Security Lending Income ...........................................           --               --                 --
Dividend Income ...................................................           --               --                 --
                                                                        --------         --------           --------
      Total Investment Income .....................................       83,331           17,489             16,171
                                                                        --------         --------           --------
Expenses:
   Investment Adviser Fee .........................................        4,697            1,102              1,264
   Shareholder Servicing Fees Fiduciary Shares ....................        2,365              690                565
   Shareholder Servicing Fees Class A Shares ......................        1,068               59                210
   Shareholder Servicing Fees Class B Shares ......................           --               --                 --
   Administrative Fee .............................................        2,346              550                632
   Custodian Fees .................................................          157               37                 42
   Trustees Fees ..................................................           68               14                 18
   Chief Compliance Officer Fees ..................................           33                7                  9
   Distribution Fees Class A Shares ...............................        1,068               59                210
   Distribution Fees Class B Shares ...............................           --                1                 --
   Distribution Fees Class C Shares ...............................           --               --                 --
   Distribution Fees Class S Shares ...............................        1,057              371                611
   Registration Fees ..............................................          152               31                 38
   Professional Fees ..............................................          250               55                 68
   Transfer Agent Fees ............................................          291               66                 79
   Printing Fees ..................................................          161               33                 43
   Miscellaneous Fees .............................................           59               37                 16
                                                                        --------         --------           --------
      Total Expenses ..............................................       13,772            3,112              3,805
                                                                        --------         --------           --------
Less: Waivers and Reduction of Expenses
      Investment Adviser Fees .....................................         (194)             (54)               (52)
      Shareholder Servicing Fees - Fiduciary Shares ...............       (1,892)            (552)              (453)
      Shareholder Servicing Fees - Class A Shares .................         (855)             (47)              (168)
      Administrative Fees .........................................         (254)             (61)               (69)
      Reduction of Expenses by Administrator (Note 3) .............          (37)              (9)               (10)
      Reduction of Expenses by Former Sub Administrator
        (Note 3) ..................................................         (158)             (37)               (42)
                                                                        --------         --------           --------
Total Waivers and Reduction of Expenses ...........................       (3,390)            (760)              (794)
                                                                        --------         --------           --------
Total Net Expenses ................................................       10,382            2,352              3,011
                                                                        --------         --------           --------
Net Investment Income .............................................       72,949           15,137             13,160
                                                                        --------         --------           --------
Net Realized Gain (Loss) on Investments ...........................           13                3                (36)
Net Realized Gain on Investments in Affiliated Funds ..............           --               --                 --
Change in Unrealized Appreciation (Depreciation) on Investments ...           --               --                 --
Change in Unrealized Appreciation (Depreciation) on Investments
  in Affiliated Funds .............................................           --               --                 --
                                                                        --------         --------           --------
Unrealized Gain (Loss) on Investments .............................           13                3                (36)
                                                                        --------         --------           --------
Increase (Decrease) in Net Assets Resulting from Operations .......     $ 72,962         $ 15,140           $ 13,124
                                                                        ========         ========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                             BALANCED              COGNITIVE VALUE            CORE EQUITY
                                                               FUND                     FUND                     FUND
                                                      -----------------------  -----------------------  -----------------------
                                                       SIX MONTHS               SIX MONTHS               SIX MONTHS
                                                         ENDED                    ENDED                    ENDED
                                                       1/31/2008   YEAR ENDED   1/31/2008   YEAR ENDED   1/31/2008   YEAR ENDED
                                                      (UNAUDITED)  7/31/2007   (UNAUDITED)  7/31/2007   (UNAUDITED)  7/31/2007
                                                      -----------  ----------  -----------  ----------  -----------  ----------
Investment Activities:
   Net Investment Income (Loss) ....................  $       461  $      892  $       426  $      695  $       851  $    1,378
   Net Realized Gain (Loss) on Investments,
       Foreign Currency Transactions and Futures
       Contracts ...................................          681       3,125       (1,170)     12,716       (3,984)     15,949
   Change in Unrealized Appreciation (Depreciation)
       on Investments, Foreign Currency Transactions
       and Future Contracts ........................       (1,688)      1,166      (11,160)     (2,105)      (7,636)        (44)
                                                      -----------  ----------  -----------  ----------  -----------  ----------
Net Increase (Decrease) in Net Assets Resulting
   From Operations .................................         (546)      5,183      (11,904)     11,306      (10,769)     17,283
                                                      -----------  ----------  -----------  ----------  -----------  ----------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .............................         (350)       (737)         (21)        (20)        (791)     (1,302)
      Class A Shares ...............................          (68)       (130)         (17)        (14)         (44)        (43)
      Class B Shares ...............................          (14)        (33)          --          --           (9)        (12)
      Class C Shares ...............................           (3)         (5)          (1)         --           (3)         (2)
      Class M Shares ...............................           --          --         (851)       (458)          --          --
   Capital Gains:
      Fiduciary Shares .............................       (2,573)     (1,064)        (259)       (445)      (4,187)         --
      Class A Shares ...............................         (571)       (190)        (421)       (345)        (280)         --
      Class B Shares ...............................         (161)        (78)          --          --          (86)         --
      Class C Shares ...............................          (33)        (10)         (15)         --          (31)         --
      Class M Shares ...............................           --          --      (10,921)    (10,512)          --          --
                                                      -----------  ----------  -----------  ----------  -----------  ----------
         Total Dividends and Distributions .........       (3,773)     (2,247)     (12,506)    (11,794)      (5,431)     (1,359)
                                                      -----------  ----------  -----------  ----------  -----------  ----------
Change in Net Assets ...............................       (4,319)      2,936      (24,410)       (488)     (16,200)     15,924
                                                      -----------  ----------  -----------  ----------  -----------  ----------
Share Transactions: (Note 9)
   Fiduciary Shares:
      Proceeds from Shares Issued ..................        5,319       4,487          969       3,225       10,381      22,209
      Reinvestment of Dividends and Distributions ..          115       1,801           21         465           81         424
      Cost of Shares Redeemed ......................       (6,166)    (12,727)         (32)     (3,042)     (12,266)    (21,238)
                                                      -----------  ----------  -----------  ----------  -----------  ----------
         Total Fiduciary Share Transactions ........         (732)     (6,439)         958         648       (1,804)      1,395
                                                      -----------  ----------  -----------  ----------  -----------  ----------
   Class A Shares:
      Proceeds from Shares Issued ..................          969       1,080          730       3,617        2,180       6,773
      Reinvestment of Dividends and Distributions ..           21         306           17         356           10          41
      Cost of Shares Redeemed ......................       (1,209)     (1,530)      (2,929)       (359)      (5,974)     (1,273)
                                                      -----------  ----------  -----------  ----------  -----------  ----------
         Total Class A Share Transactions ..........         (219)       (144)      (2,182)      3,614       (3,784)      5,541
                                                      -----------  ----------  -----------  ----------  -----------  ----------
   Class B Shares:
      Proceeds from Shares Issued ..................          162          --           --          --           91          10
      Reinvestment of Dividends and Distributions ..            4         106           --          --            2          11
      Cost of Shares Redeemed ......................         (558)     (1,098)          --          --         (297)       (438)
                                                      -----------  ----------  -----------  ----------  -----------  ----------
         Total Class B Share Transactions ..........         (392)       (992)          --          --         (204)       (417)
                                                      -----------  ----------  -----------  ----------  -----------  ----------
   Class C Shares:
      Proceeds from Shares Issued ..................           42          41          126          41          139         571
      Reinvestment of Dividends and Distributions ..            1          14            1          --            1           2
      Cost of Shares Redeemed ......................           (6)        (23)         (25)        (13)         (72)       (108)
                                                      -----------  ----------  -----------  ----------  -----------  ----------
         Total Class C Share Transactions ..........           37          32          102          28           68         465
                                                      -----------  ----------  -----------  ----------  -----------  ----------
   Class M Shares
      Proceeds from Shares Issued ..................           --          --       13,335       7,225           --          --
      Reinvestment of Dividends and Distributions ..           --          --          807      10,101           --          --
      Cost of Shares Redeemed ......................           --          --       (4,730)     (5,632)          --          --
                                                      -----------  ----------  -----------  ----------  -----------  ----------
         Total Class M Share Transactions ..........           --          --        9,412      11,694           --          --
                                                      -----------  ----------  -----------  ----------  -----------  ----------
Net Increase (Decrease) in Net Assets From Share
   Transactions ....................................       (1,306)     (7,543)       8,290      15,984       (5,724)      6,984
                                                      -----------  ----------  -----------  ----------  -----------  ----------
   Redemption Fees .................................           --          --           --          --           --          --
         Total Increase (Decrease) in Net Assets ...       (5,625)     (4,607)     (16,120)     15,496      (21,924)     22,908
                                                      -----------  ----------  -----------  ----------  -----------  ----------
Net Assets:
   Beginning of Period .............................       43,456      48,063      109,362      93,866      139,404     116,496
                                                      -----------  ----------  -----------  ----------  -----------  ----------
   End of Period ...................................  $    37,831  $   43,456  $    93,242  $  109,362  $   117,480  $  139,404
                                                      ===========  ==========  ===========  ==========  ===========  ==========
   Undistributed Net Investment Income/Accumulated
      Net Investment Loss) .........................  $        26  $       --  $        22  $      486  $        30  $       26
                                                      ===========  ==========  ===========  ==========  ===========  ==========

AMOUNTS DESIGNATED AS "-" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
(1)   COMMENCED OPERATIONS ON MARCH 1, 2007.

        The accompanying notes are an integral part of the financial statements.


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
                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                                          ENHANCED GROWTH      INTERNATIONAL OPPORTUNITIES      LARGE CAP GROWTH
                                                                FUND                       FUND                      FUND
                                                      -----------------------  ---------------------------  -----------------------
                                                       SIX MONTHS               SIX MONTHS                  SIX MONTHS
                                                         ENDED                    ENDED                       ENDED
                                                       1/31/2008   YEAR ENDED   1/31/2008      YEAR ENDED    1/31/2008   YEAR ENDED
                                                      (UNAUDITED)  7/31/2007   (UNAUDITED)     7/31/2007    (UNAUDITED)  7/31/2007
                                                      -----------  ----------  ------------   ------------  -----------  ----------
Investment Activities:
   Net Investment Income (Loss) ....................  $      (330) $     (489)  $   2,113      $    4,326   $       345  $      450
   Net Realized Gain (Loss) on Investments,
       Foreign Currency Transactions and Futures
       Contracts ...................................        1,418       2,546       8,330          13,902          (918)     17,228
   Change in Unrealized Appreciation (Depreciation)
       on Investments, Foreign Currency Transactions
       and Future Contracts ........................      (11,184)     28,894     (37,351)         53,747        (4,177)        329
                                                      -----------  ----------   ---------      ----------   -----------  ----------
Net Increase (Decrease) in Net Assets Resulting
   From Operations .................................      (10,096)     30,951     (26,908)         71,975        (4,750)     18,007
                                                      -----------  ----------   ---------      ----------   -----------  ----------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .............................           --          --      (1,557)           (352)         (612)       (130)
      Class A Shares ...............................           --          --        (422)            (86)          (34)         --
      Class B Shares ...............................           --          --          --              --            --          --
      Class C Shares ...............................           --          --         (48)            (21)           --          --
      Class M Shares ...............................           --          --      (4,581)         (3,461)           --          --
   Capital Gains:
      Fiduciary Shares .............................           --          --      (3,365)         (2,072)           --          --
      Class A Shares ...............................           --          --        (797)           (388)           --          --
      Class B Shares ...............................           --          --          --              --            --          --
      Class C Shares ...............................           --          --        (159)           (160)           --          --
      Class M Shares ...............................           --          --     (10,071)        (20,527)           --          --
                                                      -----------  ----------   ---------      ----------   -----------  ----------
         Total Dividends and Distributions .........           --          --     (21,000)        (27,067)         (646)       (130)
                                                      -----------  ----------   ---------      ----------   -----------  ----------
Change in Net Assets ...............................      (10,096)     30,951     (47,908)         44,908        (5,396)     17,877
                                                      -----------  ----------   ---------      ----------   -----------  ----------
Share Transactions: (Note 9)
   Fiduciary Shares:
      Proceeds from Shares Issued ..................          100          --      54,685          42,891        14,373      25,197
      Reinvestment of Dividends and Distributions ..           --          --         716           2,206           377          84
      Cost of Shares Redeemed ......................          (41)         --      (7,822)         (3,367)      (14,514)    (32,829)
                                                      -----------  ----------   ---------      ----------   -----------  ----------
         Total Fiduciary Share Transactions ........           59          --      47,579          41,730           236      (7,548)
                                                      -----------  ----------   ---------      ----------   -----------  ----------
   Class A Shares:
      Proceeds from Shares Issued ..................        2,507         174      17,648          12,272         1,356       1,567
      Reinvestment of Dividends and Distributions ..           --          --         393             402            30          --
      Cost of Shares Redeemed ......................         (229)         (1)     (4,078)         (1,409)       (2,146)     (5,192)
                                                      -----------  ----------   ---------      ----------   -----------  ----------
         Total Class A Share Transactions ..........        2,278         173      13,963          11,265          (760)     (3,625)
                                                      -----------  ----------   ---------      ----------   -----------  ----------
   Class B Shares:
      Proceeds from Shares Issued ..................           --          --          --              --            54          --
      Reinvestment of Dividends and Distributions ..           --          --          --              --            --          --
      Cost of Shares Redeemed ......................           --          --          --              --        (1,004)     (2,597)
                                                      -----------  ----------   ---------      ----------   -----------  ----------
         Total Class B Share Transactions ..........           --          --          --              --          (950)     (2,597)
                                                      -----------  ----------   ---------      ----------   -----------  ----------
   Class C Shares:
      Proceeds from Shares Issued ..................          423           8       2,186           2,404           313         238
      Reinvestment of Dividends and Distributions ..           --          --          41             153            --          --
      Cost of Shares Redeemed ......................          (44)         (3)       (310)           (398)         (276)       (615)
                                                      -----------  ----------   ---------      ----------   -----------  ----------
         Total Class C Share Transactions ..........          379           5       1,917           2,159            37        (377)
                                                      -----------  ----------   ---------      ----------   -----------  ----------
   Class M Shares
      Proceeds from Shares Issued ..................        3,225      10,616      18,815          27,035            --          --
      Reinvestment of Dividends and Distributions ..           --          --       4,223          20,931            --          --
      Cost of Shares Redeemed ......................       (5,247)    (24,431)    (18,653)        (14,596)           --          --
                                                      -----------  ----------   ---------      ----------   -----------  ----------
         Total Class M Share Transactions ..........       (2,022)    (13,815)      4,385          33,370            --          --
                                                      -----------  ----------   ---------      ----------   -----------  ----------
Net Increase (Decrease) in Net Assets From Share
   Transactions ....................................          694     (13,637)     67,844          88,524        (1,437)    (14,147)
                                                      -----------  ----------   ---------      ----------   -----------  ----------
   Redemption Fees .................................           --          --          22               3            --          --
         Total Increase (Decrease) in Net Assets ...       (9,402)     17,314      19,958         133,435        (6,833)      3,730
                                                      -----------  ----------   ---------      ----------   -----------  ----------
Net Assets:
   Beginning of Period .............................      138,047     120,733     351,674         218,239       131,816     128,086
                                                      -----------  ----------   ---------      ----------   -----------  ----------
   End of Period ...................................  $   128,645  $  138,047   $ 371,632      $  351,674   $   124,983  $  131,816
                                                      ===========  ==========   =========      ==========   ===========  ==========
   Undistributed Net Investment Income/Accumulated
      Net Investment Loss) .........................  $      (552) $     (222)  $  (2,432)     $    2,063   $        25  $      326
                                                      ===========  ==========   =========      ==========   ===========  ==========

                                                         LARGE CAP VALUE           SMALL CAP ADVANTAGE
                                                              FUND                        FUND
                                                      -----------------------  --------------------------
                                                       SIX MONTHS               SIX MONTHS
                                                         ENDED                    ENDED
                                                       1/31/2008   YEAR ENDED   1/31/2008    PERIOD ENDED
                                                      (UNAUDITED)  7/31/2007   (UNAUDITED)   7/31/2007(1)
                                                      -----------  ----------  -----------  -------------
Investment Activities:
   Net Investment Income (Loss) ....................  $     2,579  $    4,579  $       112  $          61
   Net Realized Gain (Loss) on Investments,
       Foreign Currency Transactions
       and Futures Contracts .......................       (6,383)     35,741         (770)           237
   Change in Unrealized Appreciation (Depreciation)
       on Investments, Foreign Currency Transactions
       and Future Contracts ........................      (21,035)     (1,508)      (3,575)        (2,301)
                                                      -----------  ----------  -----------  -------------
Net Increase (Decrease) in Net Assets Resulting
   From Operations .................................      (24,839)     38,812       (4,233)        (2,003)
                                                      -----------  ----------  -----------  -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .............................       (1,683)     (2,720)        (185)            --
      Class A Shares ...............................         (974)     (1,680)          (1)            --
      Class B Shares ...............................           (8)        (20)          --             --
      Class C Shares ...............................          (29)        (49)          --             --
      Class M Shares ...............................           --          --           --             --
   Capital Gains:
      Fiduciary Shares .............................      (12,375)         --         (185)            --
      Class A Shares ...............................       (8,253)         --           (1)            --
      Class B Shares ...............................         (123)         --           --             --
      Class C Shares ...............................         (439)         --           (1)            --
      Class M Shares ...............................           --          --           --             --
                                                      -----------  ----------  -----------  -------------
         Total Dividends and Distributions .........      (23,884)     (4,469)        (373)            --
                                                      -----------  ----------  -----------  -------------
Change in Net Assets ...............................      (48,723)     34,343       (4,606)        (2,003)
                                                      -----------  ----------  -----------  -------------
Share Transactions: (Note 9)
   Fiduciary Shares:
      Proceeds from Shares Issued ..................       40,082      71,062        6,532         30,700
      Reinvestment of Dividends and Distributions ..          323       1,969           85             --
      Cost of Shares Redeemed ......................      (26,661)    (43,646)      (2,775)        (1,148)
                                                      -----------  ----------  -----------  -------------
         Total Fiduciary Share Transactions ........       13,744      29,385        3,842         29,552
                                                      -----------  ----------  -----------  -------------
   Class A Shares:
      Proceeds from Shares Issued ..................       34,940      39,994          120            126
      Reinvestment of Dividends and Distributions ..          193       1,510           --             --
      Cost of Shares Redeemed ......................      (42,249)    (37,602)         (56)            --
                                                      -----------  ----------  -----------  -------------
         Total Class A Share Transactions ..........       (7,116)      3,902           64            126
                                                      -----------  ----------  -----------  -------------
   Class B Shares:
      Proceeds from Shares Issued ..................          108         150           --             --
      Reinvestment of Dividends and Distributions ..            1          16           --             --
      Cost of Shares Redeemed ......................         (508)     (1,039)          --             --
                                                      -----------  ----------  -----------  -------------
         Total Class B Share Transactions ..........         (399)       (873)          --             --
                                                      -----------  ----------  -----------  -------------
   Class C Shares:
      Proceeds from Shares Issued ..................        1,360       2,145           24            145
      Reinvestment of Dividends and Distributions ..            4          45           --             --
      Cost of Shares Redeemed ......................       (1,571)       (996)          (8)            --
                                                      -----------  ----------  -----------  -------------
         Total Class C Share Transactions ..........         (207)      1,194           16            145
                                                      -----------  ----------  -----------  -------------
   Class M Shares
      Proceeds from Shares Issued ..................           --          --           --             --
      Reinvestment of Dividends and Distributions ..           --          --           --             --
      Cost of Shares Redeemed ......................           --          --           --             --
                                                      -----------  ----------  -----------  -------------
         Total Class M Share Transactions ..........           --          --           --             --
                                                      -----------  ----------  -----------  -------------
Net Increase (Decrease) in Net Assets From Share
   Transactions.....................................        6,022      33,608        3,922         29,823
                                                      -----------  ----------  -----------  -------------
   Redemption Fees .................................
         Total Increase (Decrease) in Net Assets ...      (42,701)     67,951         (684)        27,820
                                                      -----------  ----------  -----------  -------------
Net Assets:
   Beginning of Period .............................      379,445     311,494       27,820             --
                                                      -----------  ----------  -----------  -------------
   End of Period ...................................  $   336,744  $  379,445  $    27,136  $      27,820
                                                      ===========  ==========  ===========  =============
   Undistributed Net Investment Income/Accumulated
      Net Investment Loss) .........................  $        (3) $      112  $        (2) $          72
                                                      ===========  ==========  ===========  =============

The accompanying notes are an integral part of the financial statements.


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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                 SMALL CAP VALUE FUND        VALUE MOMENTUM FUND     CAPITAL GROWTH ALLOCATION
                                                         FUND                       FUND                        FUND
                                               ------------------------   ------------------------   -------------------------
                                                SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                  ENDED                      ENDED                      ENDED
                                                1/31/2008    YEAR ENDED    1/31/2008    YEAR ENDED    1/31/2008     YEAR ENDED
                                               (UNAUDITED)    7/31/2007   (UNAUDITED)    7/31/2007   (UNAUDITED)   7/31/2007(1)
                                               ------------------------   ------------------------   --------------------------
Investment Activities:
   Net Investment Income ...................   $     1,366   $    2,959    $   2,970    $    6,910    $    433      $    510
   Net Realized Gain on Investments,
     Investments in Affiliated Funds and
     Written Options .......................        16,474       26,207       22,352        73,245       4,352         2,748
   Change in Unrealized Appreciation
     (Depreciation) on Investments,
     Investments in Affiliated Funds and
     Written Options .......................       (46,878)     (10,685)     (44,407)       (4,596)     (9,848)        4,300
                                               -----------   ----------    ---------    ----------    --------      --------
Net Increase (Decrease) in Net Assets
   Resulting From Operations ...............       (29,038)      18,481      (19,085)       75,559      (5,063)        7,558
                                               -----------   ----------    ---------    ----------    --------      --------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares ......................        (1,806)      (1,975)      (2,493)       (6,450)         (8)           (5)
     Class A Shares ........................          (456)        (488)        (154)         (379)       (559)         (655)
     Class B Shares ........................           (44)         (30)         (20)          (52)         --            --
     Class C Shares ........................           (42)         (72)          (6)          (14)       (208)         (261)
   Capital Gains:
     Fiduciary Shares ......................       (24,572)     (22,034)     (65,186)      (43,692)        (22)           (3)
     Class A Shares ........................        (8,293)      (7,488)      (4,803)       (3,126)     (1,782)         (531)
     Class B Shares ........................        (1,784)      (1,616)        (993)         (725)         --            --
     Class C Shares ........................        (2,839)      (2,582)        (315)         (172)     (1,072)         (285)
                                               -----------   ----------    ---------    ----------    --------      --------
       Total Dividends and Distributions ...       (39,836)     (36,285)     (73,970)      (54,610)     (3,651)       (1,740)
                                               -----------   ----------    ---------    ----------    --------      --------
Change in Net Assets .......................       (68,874)     (17,804)     (93,055)       20,949      (8,714)        5,818
                                               -----------   ----------    ---------    ----------    --------      --------
Share Transactions: (Note 9)
   Fiduciary Shares:
     Proceeds from Shares Issued ...........        35,726       75,694       94,690        59,373          43           772
     Reinvestment of Dividends and
       Distributions .......................         1,435       21,292          360        46,664           7             8
     Cost of Shares Redeemed ...............       (67,590)     (70,159)     (67,832)     (113,573)       (151)           --
                                               -----------   ----------    ---------    ----------    --------      --------
       Total Fiduciary Share Transactions ..       (30,429)      26,827       27,218        (7,536)       (101)          780
                                               -----------   ----------    ---------    ----------    --------      --------
   Class A Shares:
     Proceeds from Shares Issued ...........        10,606       19,351        6,528         5,109       7,260        22,759
     Reinvestment of Dividends and
       Distributions .......................           343        6,346           26         3,160         478         1,050
     Cost of Shares Redeemed ...............       (21,686)     (27,237)      (4,078)       (7,923)     (5,450)       (9,477)
                                               -----------   ----------    ---------    ----------    --------      --------
       Total Class A Share Transactions ....       (10,737)      (1,540)       2,476           346       2,288        14,332
                                               -----------   ----------    ---------    ----------    --------      --------
   Class B Shares:
     Proceeds from Shares Issued ...........         1,699           88        1,124           234          --            --
     Reinvestment of Dividends and
       Distributions .......................            41        1,526            3           755          --            --
     Cost of Shares Redeemed ...............        (2,021)      (3,047)      (1,231)       (1,978)         --            --
                                               -----------   ----------    ---------    ----------    --------      --------
       Total Class B Share Transactions ....          (281)      (1,433)        (104)         (989)         --            --
                                               -----------   ----------    ---------    ----------    --------      --------
   Class C Shares:
     Proceeds from Shares Issued ...........         3,532        5,834          438           680       6,238        14,516
     Reinvestment of Dividends and
       Distributions .......................            40        2,487            1           163         181           517
     Cost of Shares Redeemed ...............        (8,268)      (5,558)        (294)         (284)     (6,531)       (3,594)
                                               -----------   ----------    ---------    ----------    --------      --------
       Total Class C Share Transactions ....        (4,696)       2,763          145           559        (112)       11,439
                                               -----------   ----------    ---------    ----------    --------      --------
     Net Increase (Decrease) in Net
       Assets From Share Transactions ......       (46,143)      26,617       29,735        (7,620)      2,075        26,551
                                               -----------   ----------    ---------    ----------    --------      --------
     Redemption Fees .......................             1            9           --            --          --            --
       Total Increase (Decrease) in Net
         Assets ............................      (115,016)       8,822      (63,320)       13,329      (6,639)       32,369
                                               -----------   ----------    ---------    ----------    --------      --------
Net Assets:
   Beginning of Period .....................       269,572      260,750      486,369       473,040      79,987        47,618
                                               -----------   ----------    ---------    ----------    --------      --------
   End of Period ...........................   $   154,556   $  269,572    $ 423,049    $  486,369    $ 73,348      $ 79,987
                                               ===========   ==========    =========    ==========    ========      ========
   Undistributed Net Investment
     Income/(Accumulated Net
         Investment Loss) ..................   $       210   $    1,192    $     332    $       35    $   (342)     $     --
                                               ===========   ==========    =========    ==========    ========      ========

      AMOUNTS DESIGNATED AS "-" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
(1)   FIDUCIARY SHARES COMMENCED OPERATIONS ON NOVEMBER 15, 2006.
(2)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                               DIVERSIFIED EQUITY ALLOCATION  GROWTH & INCOME ALLOCATION   INCOME PLUS ALLOCATION
                                                            FUND                         FUND                       FUND
                                               -----------------------------  --------------------------- -------------------------
                                                 SIX MONTHS                    SIX MONTHS                   SIX MONTHS
                                                   ENDED                         ENDED                        ENDED
                                                 1/31/2008      PERIOD ENDED   1/31/2008     YEAR ENDED     1/31/2008    YEAR ENDED
                                                (UNAUDITED)     7/31/2007(2)   (UNAUDITED)   7/31/2007(1)   (UNAUDITED) 7/31/2007(1)
                                               -----------------------------  --------------------------- --------------------------
Investment Activities:
   Net Investment Income ....................    $     23         $     1      $    600       $    900     $    144      $   178
   Net Realized Gain on
     Investments, Investments in
     Affiliated Funds and
       Written Options ......................         267              48         2,983          1,848          386          139
   Change in Unrealized
     Appreciation (Depreciation)
     on Investments, Investments
     in Affiliated Funds and
     Written Options ........................        (871)             30        (6,180)         3,286         (491)         250
                                                 --------         -------      --------       --------     --------      -------
Net Increase (Decrease) in Net Assets
   Resulting From Operations ................        (581)             79        (2,597)         6,034           39          567
                                                 --------         -------      --------       --------     --------      -------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares .......................          --              (1)           --             --           (2)          (1)
     Class A Shares .........................         (34)            (11)         (585)          (891)         (95)        (124)
     Class B Shares .........................          --              --            --             --           --           --
     Class C Shares .........................         (19)             (1)         (218)          (263)         (65)         (61)
   Capital Gains:
     Fiduciary Shares .......................          --              --            --             --           (2)          --
     Class A Shares .........................         (24)             --        (1,217)          (481)        (128)         (64)
     Class B Shares .........................          --              --            --             --           --           --
     Class C Shares .........................         (17)             --          (644)          (189)         (92)         (38)
                                                 --------         -------      --------       --------     --------      -------
       Total Dividends and  Distributions ...         (94)            (13)       (2,664)        (1,824)        (384)        (288)
                                                 --------         -------      --------       --------     --------      -------
Change in Net Assets ........................        (675)             66        (5,261)         4,210         (345)         279
                                                 --------         -------      --------       --------     --------      -------
Share Transactions: (Note 9)
   Fiduciary Shares:
     Proceeds from Shares Issued ............          13             184           101            101          141          104
     Reinvestment of Dividends and
       Distributions ........................          --               1            --             --           --           --
     Cost of Shares Redeemed ................        (168)             (3)           (1)          (103)          (1)          --
                                                 --------         -------      --------       --------     --------      -------
       Total Fiduciary Share Transactions ...        (155)            182           100             (2)         140          104
                                                 --------         -------      --------       --------     --------      -------
   Class A Shares:
     Proceeds from Shares Issued ............       1,839           5,174         5,735         19,192        2,235        2,545
     Reinvestment of Dividends and
       Distributions ........................          20               3           390          1,237           45          132
     Cost of Shares Redeemed ................      (2,276)           (381)       (6,971)        (7,317)      (1,204)      (1,046)
                                                 --------         -------      --------       --------     --------      -------
       Total Class A Share Transactions .....        (417)          4,796          (846)        13,112        1,076        1,631
                                                 --------         -------      --------       --------     --------      -------
   Class B Shares:
     Proceeds from Shares Issued. ...........          --              --            --             --           --           --
     Reinvestment of Dividends and
       Distributions ........................          --              --            --             --           --           --
     Cost of Shares Redeemed ................          --              --            --             --           --           --
                                                 --------         -------      --------       --------     --------      -------
       Total Class B Share Transactions .....          --              --            --             --           --           --
                                                 --------         -------      --------       --------     --------      -------
   Class C Shares:
     Proceeds from Shares Issued ............       1,062           2,086         3,365         12,348        4,237        1,976
     Reinvestment of Dividends and
       Distributions ........................          18               1           168            419           22           68
     Cost of Shares Redeemed ................        (324)            (91)       (2,493)        (2,751)      (3,391)        (458)
                                                 --------         -------      --------       --------     --------      -------
       Total Class C Share Transactions .....         756           1,996         1,040         10,016          868        1,586
                                                 --------         -------      --------       --------     --------      -------
     Net Increase (Decrease) in Net Assets
       From Share Transactions ..............         184           6,974           294         23,126        2,084        3,321
                                                 --------         -------      --------       --------     --------      -------
     Redemption Fees ........................          --              --            --             --           --           --
       Total Increase (Decrease)
         in Net Assets ......................        (491)          7,040        (4,967)        27,336        1,739        3,600
                                                 --------         -------      --------       --------     --------      -------
Net Assets:
   Beginning of Period ......................       7,040              --        70,514         43,178        9,337        5,737
                                                 --------         -------      --------       --------     --------      -------
   End of Period ............................    $  6,549         $ 7,040      $ 65,547       $ 70,514     $ 11,076      $ 9,337
                                                 ========         =======      ========       ========     ========      =======
   Undistributed Net Investment
     Income/(Accumulated
       Net Investment Loss) .................    $    (30)        $    --      $   (159)      $     44     $     (2)     $    16
                                                 ========         =======      ========       ========     ========      =======

                                                         BOND           CALIFORNIA INTERMEDIATE
                                                         FUND              TAX-FREE BOND FUND
                                               -----------------------  -----------------------
                                                SIX MONTHS               SIX MONTHS
                                                   ENDED                   ENDED
                                                1/31/2008   YEAR ENDED   1/31/2008   YEAR ENDED
                                               (UNAUDITED)   7/31/2007  (UNAUDITED)   7/31/2007
                                               -----------------------  -----------------------
Investment Activities:
   Net Investment Income ....................   $   9,380    $  19,219   $   2,122    $   4,616
   Net Realized Gain on Investments,
     Investments in Affiliated Funds and
       Written Options ......................         191        2,400         199          193
   Change in Unrealized Appreciation
     (Depreciation) on Investments,
     Investments in Affiliated Funds and
     Written Options ........................      14,545         (446)      3,564         (669)
                                                ---------    ---------   ---------    ---------
Net Increase (Decrease) in Net Assets
   Resulting From Operations ................      24,116       21,173       5,885        4,140
                                                ---------    ---------   ---------    ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares .......................      (8,618)     (17,191)     (1,692)      (3,449)
     Class A Shares .........................        (728)      (1,555)       (452)      (1,103)
     Class B Shares .........................        (100)        (246)        (60)        (139)
     Class C Shares .........................          (2)          (4)         (3)         (12)
   Capital Gains:
     Fiduciary Shares .......................          --           --        (118)        (343)
     Class A Shares .........................          --           --         (33)        (119)
     Class B Shares .........................          --           --          (6)         (19)
     Class C Shares .........................          --           --          --           (2)
                                                ---------    ---------   ---------    ---------
       Total Dividends and Distributions ....      (9,448)     (18,996)     (2,364)      (5,186)
                                                ---------    ---------   ---------    ---------
Change in Net Assets ........................      14,668        2,177       3,521       (1,046)
                                                ---------    ---------   ---------    ---------
Share Transactions: (Note 9)
   Fiduciary Shares:
     Proceeds from Shares Issued ............      44,150       58,092       4,780        7,433
     Reinvestment of Dividends and
       Distributions ........................       1,521        8,149          42          557
     Cost of Shares Redeemed ................     (51,265)    (111,610)     (8,605)     (12,614)
                                                ---------    ---------   ---------    ---------
       Total Fiduciary Share Transactions ...      (5,594)     (45,369)     (3,783)      (4,624)
                                                ---------    ---------   ---------    ---------
   Class A Shares:
     Proceeds from Shares Issued ............       5,787        1,445       2,348          980
     Reinvestment of Dividends and
       Distributions ........................         206        1,166         102          837
     Cost of Shares Redeemed ................      (5,083)      (7,222)     (6,232)     (11,578)
                                                ---------    ---------   ---------    ---------
       Total Class A Share Transactions .....         910       (4,611)     (3,782)      (9,761)
                                                ---------    ---------   ---------    ---------
   Class B Shares:
     Proceeds from Shares Issued ............         115           32          32           --
     Reinvestment of Dividends and
       Distributions ........................          27          206          15          115
     Cost of Shares Redeemed ................      (1,176)      (1,621)       (307)      (1,091)
                                                ---------    ---------   ---------    ---------
       Total Class B Share Transactions .....      (1,034)      (1,383)       (260)        (976)
                                                ---------    ---------   ---------    ---------
   Class C Shares:
     Proceeds from Shares Issued ............          58           20           3           75
     Reinvestment of Dividends and
       Distributions ........................          --            2           1           12
     Cost of Shares Redeemed ................         (31)         (10)        (35)        (366)
                                                ---------    ---------   ---------    ---------
       Total Class C Share Transactions .....          27           12         (31)        (279)
                                                ---------    ---------   ---------    ---------
     Net Increase (Decrease) in Net Assets
       From Share Transactions ..............      (5,691)     (51,351)     (7,856)     (15,640)
                                                ---------    ---------   ---------    ---------
     Redemption Fees ........................          --           --          --           --
       Total Increase (Decrease)
         in Net Assets ......................       8,977      (49,174)     (4,335)     (16,686)
                                                ---------    ---------   ---------    ---------
Net Assets:
   Beginning of Period ......................     389,357      438,531     121,937      138,623
                                                ---------    ---------   ---------    ---------
   End of Period ............................   $ 398,334    $ 389,357   $ 117,602    $ 121,937
                                                =========    =========   =========    =========
   Undistributed Net Investment
     Income/(Accumulated
       Net Investment Loss) .................   $    612     $     680   $       2    $      87
                                                =========    =========   =========    =========

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                          NATIONAL INTERMEDIATE       SHORT TERM BOND      CALIFORNIA TAX-FREE MONEY
                                                            TAX-FREE BOND FUND             FUND                  MARKET FUND
                                                         -----------------------  ----------------------  --------------------------
                                                          SIX MONTHS               SIX MONTHS              SIX MONTHS
                                                            ENDED                    ENDED                    ENDED
                                                          1/31/2008   YEAR ENDED   1/31/2008   YEAR ENDED   1/31/2008   YEAR ENDED
                                                         (UNAUDITED)   7/31/2007  (UNAUDITED)   7/31/2007  (UNAUDITED)   7/31/2007
                                                         -----------------------  ----------------------  --------------------------
Investment Activities:
   Net Investment Income ..............................   $  1,337     $  2,953    $   1,177    $  1,943   $    9,209   $   16,651
   Net Realized Gain (Loss) on Investments ............         60           50           64         (46)          --            1
   Change in Unrealized Appreciation (Depreciation) on
     Investments ......................................      2,033         (246)       1,108         258           --           --
                                                          --------     --------    ---------    --------   ----------   ----------
Net Increase in Net Assets Resulting From Operations ..      3,430        2,757        2,349       2,155        9,209       16,652
                                                          --------     --------    ---------    --------   ----------   ----------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares .................................     (1,325)      (2,889)      (1,224)     (1,846)      (3,765)      (6,841)
     Class A Shares ...................................        (62)        (119)          (3)        (34)      (4,792)      (8,534)
     Class B Shares ...................................         --           --           --          --           --           --
     Class C Shares ...................................         --           (1)         (16)        (72)          --           --
     Class S Shares ...................................         --           --           --          --         (652)      (1,277)
   Capital Gains:
     Fiduciary Shares .................................        (33)        (261)          --          --           --           --
     Class A Shares ...................................         (2)         (12)          --          --           --           --
                                                          --------     --------    ---------    --------   ----------   ----------
       Total Dividends and Distributions ..............     (1,422)      (3,282)      (1,243)     (1,952)      (9,209)     (16,652)
                                                          --------     --------    ---------    --------   ----------   ----------

Change in Net Assets ..................................      2,008         (525)       1,106         203           --           --
                                                          --------     --------    ---------    --------   ----------   ----------
Share Transactions: (Note 9)
   Fiduciary Shares:
     Proceeds from Shares Issued ......................      2,680        2,588        8,025      24,507      367,587      641,908
     Reinvestment of Dividends and Distributions ......          3          266          266       1,085           --            1
     Cost of Shares Redeemed ..........................     (8,798)      (9,864)     (10,888)     (7,634)    (259,302)    (592,039)
                                                          --------     --------    ---------    --------   ----------   ----------
       Total Fiduciary Share Transactions .............     (6,115)      (7,010)      (2,597)     17,958      108,285       49,870
                                                          --------     --------    ---------    --------   ----------   ----------
   Class A Shares:
     Proceeds from Shares Issued ......................      1,345          881           38       1,992      474,510      483,968
     Reinvestment of Dividends and Distributions ......         19          113            1          25          761        8,529
     Cost of Shares Redeemed ..........................     (1,650)        (728)         (22)     (2,981)    (380,326)    (441,219)
                                                          --------     --------    ---------    --------   ----------   ----------
       Total Class A Share Transactions ...............       (286)         266           17        (964)      94,945       51,278
                                                          --------     --------    ---------    --------   ----------   ----------
   Class B Shares:
     Proceeds from Shares Issued ......................         --           --           --          --           --           --
     Reinvestment of Dividends and Distributions ......         --           --           --          --           --           --
     Cost of Shares Redeemed ..........................         --           --           --          --           --           --
                                                          --------     --------    ---------    --------   ----------   ----------
       Total Class B Share Transactions ...............         --           --           --          --           --           --
                                                          --------     --------    ---------    --------   ----------   ----------
   Class C Shares:
     Proceeds from Shares Issued ......................         --           --           41          75           --           --
     Reinvestment of Dividends and Distributions ......         --            1            1           3           --           --
     Cost of Shares Redeemed ..........................         (9)         (20)      (1,356)       (995)          --           --
                                                          --------     --------    ---------    --------   ----------   ----------
       Total Class C Share Transactions ...............         (9)         (19)      (1,314)       (917)          --           --
                                                          --------     --------    ---------    --------   ----------   ----------
   Class S Shares:
     Proceeds from Shares Issued ......................         --           --           --          --      124,727      216,148
     Reinvestment of Dividends and Distributions ......         --           --           --          --           93        1,277
     Cost of Shares Redeemed ..........................         --           --           --          --     (136,267)    (201,457)
                                                          --------     --------    ---------    --------   ----------   ----------
       Total Class S Share Transactions ...............         --           --           --          --      (11,447)      15,968
                                                          --------     --------    ---------    --------   ----------   ----------
Net Increase (Decrease) in Net Assets From Share
  Transactions ........................................     (6,410)      (6,763)      (3,894)     16,077      191,783      117,116
                                                          --------     --------    ---------    --------   ----------   ----------
       Total Increase (Decrease) in Net Assets ........     (4,402)      (7,288)      (2,788)     16,280      191,783      117,116
                                                          --------     --------    ---------    --------   ----------   ----------
Net Assets:
   Beginning of Period ................................     71,061       78,349       56,399      40,119      613,022      495,906
                                                          --------     --------    ---------    --------   ----------   ----------
   End of Period ......................................   $ 66,659     $ 71,061    $  53,611    $ 56,399   $  804,805   $  613,022
                                                          ========     ========    =========    ========   ==========   ==========
Undistributed Net Investment Income/(Accumulated
  Net Investment Loss) ................................   $      6     $     56    $     (21)   $     45   $       --   $       --
                                                          ========     ========    =========    ========   ==========   ==========

AMOUNTS DESIGNATED AS "-" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                                           DIVERSIFIED MONEY MARKET          U.S. GOVERNMENT MONEY
                                                                     FUND                         MARKET FUND
                                                         ----------------------------    ----------------------------
                                                          SIX MONTHS                      SIX MONTHS
                                                             ENDED                           ENDED
                                                           1/31/2008      YEAR ENDED       1/31/2008      YEAR ENDED
                                                          (UNAUDITED)     7/31/2007       (UNAUDITED)     7/31/2007
                                                         ----------------------------    ----------------------------
Investment Activities:
   Net Investment Income ..............................  $     72,949    $    136,702    $     15,137    $     26,999
   Net Realized Gain (Loss) on Investments ............            13             132               3              --
   Change in Unrealized Appreciation (Depreciation) on
     Investments ......................................            --              --              --              --
                                                         ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting From Operations ..        72,962         136,834          15,140          26,999
                                                         ------------    ------------    ------------    ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares .................................       (45,314)        (83,000)        (11,662)        (20,510)
     Class A Shares ...................................       (19,367)        (35,768)           (939)         (1,431)
     Class B Shares ...................................            --              --              (5)            (23)
     Class C Shares ...................................            --              --              (1)             (3)
     Class S Shares ...................................        (8,268)        (17,934)         (2,530)         (5,032)
   Capital Gains:
     Fiduciary Shares .................................            --              --              --              --
     Class A Shares ...................................            --              --              --              --
                                                         ------------    ------------    ------------    ------------
       Total Dividends and Distributions ..............       (72,949)       (136,702)        (15,137)        (26,999)
                                                         ------------    ------------    ------------    ------------
Change in Net Assets ..................................            13             132               3              --
                                                         ------------    ------------    ------------    ------------
Share Transactions: (Note 9)
   Fiduciary Shares:
     Proceeds from Shares Issued ......................     2,393,045       4,525,094       1,642,906       3,562,106
     Reinvestment of Dividends and Distributions ......         3,263          19,336              57             379
     Cost of Shares Redeemed ..........................    (1,960,588)     (4,703,462)     (1,479,668)     (3,612,255)
                                                         ------------    ------------    ------------    ------------
      Total Fiduciary Share Transactions ..............       435,720        (159,032)        163,295         (49,770)
                                                         ------------    ------------    ------------    ------------
   Class A Shares:
     Proceeds from Shares Issued ......................       573,903         894,427         135,403         127,289
     Reinvestment of Dividends and Distributions ......         6,644          35,491             296           1,430
     Cost of Shares Redeemed ..........................      (340,420)       (861,894)       (115,661)       (127,913)
                                                         ------------    ------------    ------------    ------------
       Total Class A Share Transactions ...............       240,127          68,024          20,038             806
                                                         ------------    ------------    ------------    ------------
   Class B Shares:
     Proceeds from Shares Issued ......................            --              --              31              42
     Reinvestment of Dividends and Distributions ......            --              --               1              22
     Cost of Shares Redeemed ..........................            --              --            (275)           (412)
                                                         ------------    ------------    ------------    ------------
       Total Class B Share Transactions ...............            --              --            (243)           (348)
                                                         ------------    ------------    ------------    ------------
   Class C Shares:
     Proceeds from Shares Issued ......................            --              --             341             123
     Reinvestment of Dividends and Distributions ......            --              --               1               3
     Cost of Shares Redeemed ..........................            --              --             (34)           (158)
                                                         ------------    ------------    ------------    ------------
       Total Class C Share Transactions ...............            --              --             308             (32)
                                                         ------------    ------------    ------------    ------------
   Class S Shares:
     Proceeds from Shares Issued ......................       549,686       1,087,759         433,867         731,414
     Reinvestment of Dividends and Distributions ......         2,612          17,934             742           5,032
     Cost of Shares Redeemed ..........................      (609,707)     (1,197,714)       (442,889)       (700,791)
                                                         ------------    ------------    ------------    ------------
       Total Class S Share Transactions ...............       (57,409)        (92,021)         (8,280)         35,655
                                                         ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets From Share
  Transactions ........................................       618,438        (183,029)        175,118         (13,689)
                                                         ------------    ------------    ------------    ------------
       Total Increase (Decrease) in Net Assets ........       618,451        (182,897)        175,121         (13,689)
                                                         ------------    ------------    ------------    ------------
Net Assets:
   Beginning of Period ................................     2,929,937       3,112,834         619,504         633,193
                                                         ------------    ------------    ------------    ------------
   End of Period ......................................  $  3,548,388    $  2,929,937    $    794,625    $    619,504
                                                         ============    ============    ============    ============
Undistributed Net Investment Income/(Accumulated
  Net Investment Loss) ................................  $         --    $         --    $         --    $         --
                                                         ============    ============    ============    ============

                                                           100% U.S. TREASURY MONEY
                                                                  MARKET FUND
                                                         ----------------------------
                                                          SIX MONTHS
                                                             ENDED
                                                           1/31/2008      YEAR ENDED
                                                          (UNAUDITED)      7/31/2007
                                                         ----------------------------
Investment Activities:
   Net Investment Income ..............................  $     13,160    $     31,862
   Net Realized Gain (Loss) on Investments ............           (36)              9
   Change in Unrealized Appreciation (Depreciation) on
     Investments ......................................            --              --
                                                         ------------    ------------
Net Increase in Net Assets Resulting From Operations ..        13,124          31,871
                                                         ------------    ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares .................................        (7,428)        (16,054)
     Class A Shares ...................................        (2,575)         (5,597)
     Class B Shares ...................................            --              --
     Class C Shares ...................................            --              --
     Class S Shares ...................................        (3,157)        (10,211)
   Capital Gains:
     Fiduciary Shares .................................            --              --
     Class A Shares ...................................            --              --
                                                         ------------    ------------
       Total Dividends and Distributions ..............       (13,160)        (31,862)
                                                         ------------    ------------

Change in Net Assets ..................................           (36)              9
                                                         ------------    ------------
Share Transactions: (Note 9)
   Fiduciary Shares:
     Proceeds from Shares Issued ......................     1,099,476       2,256,238
     Reinvestment of Dividends and Distributions ......            52             789
     Cost of Shares Redeemed ..........................      (896,621)     (2,314,729)
                                                         ------------    ------------
      Total Fiduciary Share Transactions ..............       202,907         (57,702)
                                                         ------------    ------------
   Class A Shares:
     Proceeds from Shares Issued ......................       255,025         428,419
     Reinvestment of Dividends and Distributions ......           367           5,597
     Cost of Shares Redeemed ..........................      (251,828)       (459,648)
                                                         ------------    ------------
       Total Class A Share Transactions ...............         3,564         (25,632)
                                                         ------------    ------------
   Class B Shares:
     Proceeds from Shares Issued ......................            --              --
     Reinvestment of Dividends and Distributions ......            --              --
     Cost of Shares Redeemed ..........................            --              --
                                                         ------------    ------------
       Total Class B Share Transactions ...............            --              --
                                                         ------------    ------------
   Class C Shares:
     Proceeds from Shares Issued ......................            --              --
     Reinvestment of Dividends and Distributions ......            --              --
     Cost of Shares Redeemed ..........................            --              --
                                                         ------------    ------------
       Total Class C Share Transactions ...............            --              --
                                                         ------------    ------------
   Class S Shares:
     Proceeds from Shares Issued ......................       656,031       1,169,540
     Reinvestment of Dividends and Distributions ......           431          10,211
     Cost of Shares Redeemed ..........................      (632,661)     (1,182,674)
                                                         ------------    ------------
       Total Class S Share Transactions ...............        23,801          (2,923)
                                                         ------------    ------------
Net Increase (Decrease) in Net Assets From Share
  Transactions ........................................       230,272         (86,257)
                                                         ------------    ------------
       Total Increase (Decrease) in Net Assets ........       230,236         (86,248)
                                                         ------------    ------------
Net Assets:
   Beginning of Period ................................       714,996         801,244
                                                         ------------    ------------
   End of Period ......................................  $    945,232    $    714,996
                                                         ============    ============
Undistributed Net Investment Income/(Accumulated
  Net Investment Loss) ................................  $         --    $         --
                                                         ============    ============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                            121
--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                 DIVIDENDS AND
                               INVESTMENT ACTIVITIES                             DISTRIBUTIONS
                           ------------------------------                  -------------------------
                 NET
                ASSET                      NET REALIZED                                                    TOTAL
                VALUE,          NET       AND UNREALIZED       TOTAL            NET                        FROM
              BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM         INVESTMENT      CAPITAL     DIVIDENDS AND
              OF PERIOD    INCOME (LOSS)+   INVESTMENTS      OPERATIONS       INCOME         GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2008*     $   14.95     $    0.170     $      (0.352)    $   (0.182)    $   (0.162)    $ (1.236)    $      (1.398)
   2007          14.06          0.296             1.300          1.596         (0.301)      (0.405)           (0.706)
   2006          13.81          0.257             0.258          0.515         (0.265)          --            (0.265)
   2005          12.90          0.267             0.922          1.189         (0.279)          --            (0.279)
   2004          12.10          0.171             0.796          0.967         (0.167)          --            (0.167)
   2003          11.53          0.262             0.563          0.825         (0.255)          --            (0.255)

   CLASS A SHARES
   2008*     $   14.92     $    0.151     $      (0.352)    $   (0.201)    $   (0.143)    $ (1.236)    $      (1.379)
   2007          14.04          0.260             1.291          1.551         (0.266)      (0.405)           (0.671)
   2006          13.79          0.224             0.258          0.482         (0.232)          --            (0.232)
   2005          12.88          0.228             0.929          1.157         (0.247)          --            (0.247)
   2004          12.09          0.138             0.787          0.925         (0.135)          --            (0.135)
   2003          11.51          0.227             0.581          0.808         (0.228)          --            (0.228)

   CLASS B SHARES
   2008*     $   14.87     $    0.106     $      (0.343)    $   (0.237)    $   (0.097)    $ (1.236)    $      (1.333)
   2007          14.00          0.170             1.282          1.452         (0.177)      (0.405)           (0.582)
   2006          13.75          0.138             0.259          0.397         (0.147)          --            (0.147)
   2005          12.85          0.142             0.920          1.062         (0.162)          --            (0.162)
   2004          12.06          0.054             0.791          0.845         (0.055)          --            (0.055)
   2003          11.49          0.152             0.573          0.725         (0.155)          --            (0.155)

   CLASS C SHARES
   2008*     $   14.85     $    0.106     $      (0.351)    $   (0.245)    $   (0.099)    $ (1.236)    $      (1.335)
   2007          13.98          0.171             1.284          1.455         (0.180)      (0.405)           (0.585)
   2006          13.73          0.138             0.261          0.399         (0.149)          --            (0.149)
   2005          12.84          0.142             0.910          1.052         (0.162)          --            (0.162)
   2004          12.06          0.053             0.789          0.842         (0.062)          --            (0.062)
   2003          11.49          0.154             0.571          0.725         (0.155)          --            (0.155)

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2008*     $   13.03     $    0.049     $      (1.362)    $   (1.313)    $   (0.097)    $ (1.380)    $      (1.477)
   2007          13.03          0.078             1.475          1.553         (0.059)      (1.494)           (1.553)
   2006 (1)      13.38          0.011            (0.361)        (0.350)            --           --                --

   CLASS A SHARES
   2008*     $   12.97     $    0.025     $      (1.344)    $   (1.319)    $   (0.051)    $ (1.380)    $      (1.431)
   2007          13.02          0.037             1.461          1.498         (0.054)      (1.494)           (1.548)
   2006 (2)      13.53          0.029            (0.539)        (0.510)            --           --                --

   CLASS C SHARES
   2008*     $   12.89     $   (0.011)    $      (1.348)    $   (1.359)    $   (0.061)    $ (1.380)    $      (1.441)
   2007          12.98         (0.043)            1.447          1.404             --       (1.494)           (1.494)
   2006 (2)      13.53         (0.013)           (0.537)        (0.550)            --           --                --

   CLASS M SHARES
   2008*     $   13.02     $    0.050     $      (1.363)    $   (1.313)    $   (0.097)    $ (1.380)    $      (1.477)
   2007          13.02          0.088             1.465          1.553         (0.059)      (1.494)           (1.553)
   2006 (3)      13.59          0.056             1.155          1.211         (0.033)      (1.748)           (1.781)
   2005 (4)      12.79           0.03              2.08           2.11          (0.03)       (1.28)            (1.31)
   2004 (4)      10.56           0.01              2.22           2.23             --           --                --
   2003 (4)       8.43          (0.01)             2.16           2.15          (0.01)       (0.01)            (0.02)
   2002 (4)       8.84           0.01             (0.41)         (0.40)         (0.01)          --             (0.01)

                                                                                        RATIO
                                                                                     OF EXPENSES
                                                                                      TO AVERAGE         RATIO OF
                                NET                         NET                       NET ASSETS           NET
                               ASSET                       ASSETS,      RATIO         EXCLUDING         INVESTMENT
                               VALUE,                       END     OF EXPENSES      FEE WAIVERS       INCOME (LOSS)    PORTFOLIO
              REDEMPTION        END         TOTAL        OF PERIOD   TO AVERAGE     AND REDUCTION       TO AVERAGE      TURNOVER
                 FEES        OF PERIOD     RETURN***       (000)     NET ASSETS      OF EXPENSES        NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2008*     $    --        $   13.37        (1.57)%    $  29,363       0.96%             1.11%            2.29%           12%
   2007           --            14.95        11.47         33,427       0.94              1.12             1.99            23
   2006           --            14.06         3.77         37,571       0.92              1.10             1.85            16
   2005           --            13.81         9.32         59,278       0.95              1.19             2.00            57
   2004           --            12.90         8.01        118,555       0.94              1.12             1.32            97
   2003           --            12.10         7.30        115,067       0.94              1.12             2.29            55

   CLASS A SHARES
   2008*     $    --        $   13.34        (7.12)%    $   6,398       1.21%             1.36%            2.04%           12%
   2007           --            14.92        11.14          7,359       1.19              1.37             1.75            23
   2006           --            14.04         3.52          7,065       1.17              1.34             1.61            16
   2005           --            13.79         9.07          7,408       1.21              1.45             1.71            57
   2004           --            12.88         7.66          7,172       1.19              1.37             1.07            97
   2003           --            12.09         7.15          7,280       1.20              1.37             1.98            55

   CLASS B SHARES
   2008*     $    --        $   13.30        (6.42)%    $   1,684       1.81%             1.87%            1.44%           12%
   2007           --            14.87        10.44          2,277       1.79              1.87             1.15            23
   2006           --            14.00         2.90          3,089       1.79              1.85             0.99            16
   2005           --            13.75         8.31          3,759       1.86              1.95             1.07            57
   2004           --            12.85         7.02          4,364       1.84              1.87             0.42            97
   2003           --            12.06         6.39          4,235       1.85              1.87             1.33            55

   CLASS C SHARES
   2008*     $    --        $   13.27        (2.90)%    $     387       1.81%             1.87%            1.44%           12%
   2007           --            14.85        10.48            393       1.79              1.87             1.15            23
   2006           --            13.98         2.92            338       1.79              1.85             0.99            16
   2005           --            13.73         8.24            334       1.86              1.95             1.07            57
   2004           --            12.84         6.99            327       1.84              1.87             0.42            97
   2003           --            12.06         6.39            137       1.85              1.87             1.35            55

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2008*     $    --        $   10.24       (10.88)%    $   2,647       0.96%             1.23%            0.81%           52%
   2007           --            13.03        11.97          2,270       0.94              1.23             0.58           103
   2006 (1)       --            13.03        (2.62)         1,728       0.39**            0.39**           1.08**          76

   CLASS A SHARES
   2008*     $    --        $   10.22       (10.95)%    $     647       1.36%             1.48%            0.42%           52%
   2007           --            12.97        11.52          3,766       1.34              1.48             0.28           103
   2006 (2)       --            13.02        (3.77)           483       0.94**            0.94**           0.67**          76

   CLASS C SHARES
   2008*     $    --        $   10.09       (11.37)%    $     104       1.96%             1.98%           (0.19)%          52%
   2007           --            12.89        10.79             31       1.97              2.01            (0.32)          103
   2006 (2)       --            12.98        (4.07)             3       1.86**            1.86**          (0.29)**         76

   CLASS M SHARES
   2008*     $    --        $   10.23       (10.89)%    $  89,844       0.95%             0.98%            0.82%           52%
   2007           --            13.02        11.98        103,295       0.94              0.97             0.65           103
   2006 (3)       --            13.02        10.13         91,652       1.00**            1.02**           0.51**          76
   2005 (4)       --            13.59        17.14         86,500       1.09              1.09             0.25            59
   2004 (4)       --            12.79        21.12         73,300       1.14              1.14             0.06            76
   2003 (4)       --            10.56        25.55         77,100       1.17              1.17            (0.07)           65
   2002 (4)       --             8.43        (4.55)        57,100       1.11              1.11             0.07            51

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
122                                1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                                 DIVIDENDS AND
                                                 INVESTMENT ACTIVITIES                           DISTRIBUTIONS
                                           ---------------------------------               --------------------------
                                   NET
                                  ASSET                      NET REALIZED                                                  TOTAL
                                  VALUE,         NET         AND UNREALIZED      TOTAL          NET                        FROM
                                BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM        INVESTMENT     CAPITAL    DIVIDENDS AND
                                OF PERIOD   INCOME (LOSS)+    INVESTMENTS      OPERATIONS      INCOME        GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
   FIDUCIARY SHARES
   2008*                         $  9.96       $   0.064       $  (0.844)      $  (0.780)     $ (0.063)    $(0.337)    $  (0.400)
   2007                             8.78           0.104           1.178           1.282        (0.102)         --        (0.102)
   2006                             8.10           0.088           0.680           0.768        (0.088)         --        (0.088)
   2005                             7.36           0.101           0.738           0.839        (0.099)         --        (0.099)
   2004                             6.73           0.029           0.630           0.659        (0.029)         --        (0.029)
   2003                             6.22           0.055           0.508           0.563        (0.053)         --        (0.053)

   CLASS A SHARES
   2008*                         $  9.93       $   0.050       $  (0.831)      $  (0.781)     $ (0.052)    $(0.337)    $  (0.389)
   2007                             8.76           0.072           1.175           1.247        (0.077)         --        (0.077)
   2006                             8.09           0.066           0.672           0.738        (0.068)         --        (0.068)
   2005                             7.34           0.076           0.751           0.827        (0.077)         --        (0.077)
   2004                             6.72           0.010           0.626           0.636        (0.016)         --        (0.016)
   2003                             6.21           0.037           0.512           0.549        (0.039)         --        (0.039)

   CLASS B SHARES
   2008*                         $  9.74       $   0.020       $  (0.820)      $  (0.800)     $ (0.033)    $(0.337)    $  (0.370)
   2007                             8.61           0.018           1.152           1.170        (0.040)         --        (0.040)
   2006                             7.95           0.014           0.671           0.685        (0.025)         --        (0.025)
   2005                             7.23           0.032           0.732           0.764        (0.044)         --        (0.044)
   2004                             6.66          (0.037)          0.609           0.572        (0.002)         --        (0.002)
   2003                             6.17          (0.001)          0.505           0.504        (0.014)         --        (0.014)

   CLASS C SHARES
   2008*                         $  9.74       $   0.020       $  (0.819)      $  (0.799)     $ (0.034)    $(0.337)    $  (0.371)
   2007                             8.61           0.013           1.155           1.168        (0.038)         --        (0.038)
   2006                             7.96           0.014           0.661           0.675        (0.025)         --        (0.025)
   2005                             7.24           0.030           0.735           0.765        (0.045)         --        (0.045)
   2004 (5)                         7.16          (0.030)          0.112           0.082        (0.002)         --        (0.002)

--------------------
ENHANCED GROWTH FUND
--------------------

   FIDUCIARY SHARES
   2008 (6)*                     $  9.29       $  (0.022)      $   0.142       $   0.120      $     --     $    --     $      --

   CLASS A SHARES
   2008*                         $ 10.17       $  (0.044)      $  (0.716)      $  (0.760)     $     --     $    --     $      --
   2007                             8.05          (0.075)          2.195           2.120            --          --            --
   2006 (2)                         9.29          (0.029)         (1.211)         (1.240)           --          --            --

   CLASS C SHARES
   2008*                         $ 10.12       $  (0.075)      $  (0.725)      $  (0.800)     $     --     $    --     $      --
   2007                             8.06          (0.133)          2.193           2.060            --          --            --
   2006 (2)                         9.29          (0.025)         (1.205)         (1.230)           --          --            --

   CLASS M SHARES
   2008*                         $ 10.24       $  (0.024)      $  (0.726)      $  (0.750)     $     --     $    --     $      --
   2007                             8.07          (0.035)          2.205           2.170            --          --            --
   2006 (3)                         8.78          (0.034)         (0.676)         (0.710)           --          --            --
   2005 (4)                         7.89            0.03            0.94            0.97         (0.08)         --         (0.08)
   2004 (4)                         7.33           (0.07)           0.63            0.56            --          --            --
   2003 (4)                         4.80           (0.06)           2.59            2.53            --          --            --
   2002 (4)                         6.50           (0.08)          (1.62)          (1.70)           --          --            --

                                                                                               RATIO
                                                                                            OF EXPENSES
                                                                                             TO AVERAGE      RATIO OF
                                              NET                     NET                    NET ASSETS         NET
                                             ASSET                  ASSETS,      RATIO       EXCLUDING      INVESTMENT
                                             VALUE,                   END     OF EXPENSES    FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                               REDEMPTION     END       TOTAL      OF PERIOD   TO AVERAGE   AND REDUCTION    TO AVERAGE    TURNOVER
                                  FEES     OF PERIOD   RETURN***     (000)     NET ASSETS    OF EXPENSES     NET ASSETS     RATE]
-----------------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
   FIDUCIARY SHARES
   2008*                         $   --    $    8.78    (8.03)%    $110,739      0.91%          1.08%          1.32%         27%
   2007                              --         9.96    14.61       127,266      0.91           1.08           1.05          79
   2006                              --         8.78     9.53       110,720      0.91           1.07           1.04          72
   2005                              --         8.10    11.47       106,413      0.93           1.18           1.31         101
   2004                              --         7.36     9.80       113,334      0.92           1.10           0.38         119
   2003                              --         6.73     9.15       115,045      0.92           1.09           0.89          71

   CLASS A SHARES
   2008*                         $   --    $    8.76    (8.07)%    $  3,811      1.20%          1.33%          1.03%         27%
   2007                              --         9.93    14.24         8,664      1.18           1.34           0.72          79
   2006                              --         8.76     9.15         2,749      1.17           1.34           0.79          72
   2005                              --         8.09    11.32         3,031      1.18           1.43           1.00         101
   2004                              --         7.34     9.47         3,657      1.17           1.35           0.13         119
   2003                              --         6.72     8.91         3,233      1.16           1.34           0.61          71

   CLASS B SHARES
   2008*                         $   --    $    8.57    (8.41)%    $  2,159      1.80%          1.83%          0.43%         27%
   2007                              --         9.74    13.57         2,663      1.78           1.83           0.19          79
   2006                              --         8.61     8.63         2,717      1.79           1.84           0.17          72
   2005                              --         7.95    10.60         3,044      1.83           1.93           0.42         101
   2004                              --         7.23     8.60         3,249      1.82           1.85          (0.52)        119
   2003                              --         6.66     8.20         3,093      1.82           1.84          (0.01)         71

   CLASS C SHARES
   2008*                         $   --    $    8.57    (8.40)%    $    772      1.80%          1.83%          0.43%         27%
   2007                              --         9.74    13.59           811      1.78           1.83           0.13          79
   2006                              --         8.61     8.50           310      1.79           1.84           0.17          72
   2005                              --         7.96    10.59           280      1.83           1.93           0.40         101
   2004 (5)                          --         7.24     1.14           277      1.83**         1.88**        (0.60)**      119

--------------------
ENHANCED GROWTH FUND
--------------------
   FIDUCIARY SHARES
   2008 (6)*                     $   --    $    9.41    (7.32)%    $     44      1.10%          1.23%         (0.60)%         9%

   CLASS A SHARES
   2008*                         $   --    $    9.41    (7.47)%    $  2,177      1.35%          1.49%         (0.85)%         9%
   2007                              --        10.17    26.34           223      1.35           1.49          (0.77)         40
   2006 (2)                          --         8.05   (13.35)           39      1.35**         1.49**        (1.10)**       53

   CLASS C SHARES
   2008*                         $   --    $    9.32    (7.81)%    $    347      1.95%          1.99%         (1.45)%         9%
   2007                              --        10.12    25.56             6      1.89           1.92          (1.38)         40
   2006 (2)                          --         8.06   (13.24)           --++    1.47**         1.49**        (0.87)**       53

   CLASS M SHARES
   2008*                         $   --    $    9.49    (7.32)%    $126,078      0.95%          0.99%         (0.45)%         9%
   2007                              --        10.24    26.89       137,818      0.93           0.97          (0.37)         40
   2006 (3)                          --         8.07    (8.09)      120,694      0.97**         0.98**        (0.46)**       53
   2005 (4)                          --         8.78    12.24       129,300      1.00           1.00           0.37           8
   2004 (4)                          --         7.89     7.64        67,200      1.11           1.11          (0.84)         14
   2003 (4)                          --         7.33    52.71        75,000      1.15           1.15          (0.97)         62
   2002 (4)                          --         4.80   (26.15)       49,700      1.18           1.18          (1.09)         18

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++   AMOUNT REPRESENTS LESS THAN $1,000.
(1)   COMMENCED OPERATIONS ON JULY 3, 2006.
(2)   COMMENCED OPERATIONS ON APRIL 3, 2006.
(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(4)   FOR THE YEAR ENDED SEPTEMBER 30.
(5)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.
(6)   COMMENCED OPERATIONS ON APRIL 4, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                     DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                  -------------------------------              ------------------------
                          NET
                         ASSET                     NET REALIZED                                             TOTAL
                         VALUE,         NET        AND UNREALIZED     TOTAL        NET                      FROM
                       BEGINNING    INVESTMENT    GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL   DIVIDENDS AND
                       OF PERIOD  INCOME (LOSS)+    INVESTMENTS    OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2008*                $  9.93      $  0.051        $ (0.623)      $ (0.572)   $ (0.155)    $ (0.364)    $ (0.519)
   2007                    8.53         0.154           2.203          2.357      (0.128)      (0.829)      (0.957)
   2006 (1)                8.69         0.073          (0.233)        (0.160)         --           --           --

   CLASS A SHARES
   2008*                $  9.90      $  0.041        $ (0.623)      $ (0.582)   $ (0.145)    $ (0.364)    $ (0.509)
   2007                    8.52         0.136           2.194          2.330      (0.121)      (0.829)      (0.950)
   2006 (2)                8.63         0.052          (0.184)        (0.132)         --           --           --

   CLASS C SHARES
   2008*                $  9.81      $  0.006        $ (0.605)      $ (0.599)   $ (0.098)    $ (0.364)    $ (0.462)
   2007                    8.49         0.056           2.193          2.249      (0.100)      (0.829)      (0.929)
   2006 (2)                8.63         0.034          (0.174)        (0.140)         --           --           --

   CLASS M SHARES
   2008*                $  9.93      $  0.056        $ (0.622)      $ (0.566)   $ (0.161)    $ (0.364)    $ (0.525)
   2007                    8.52         0.139           2.229          2.368      (0.129)      (0.829)      (0.958)
   2006 (3)                7.54         0.095           1.219          1.314      (0.146)      (0.188)      (0.334)
   2005 (4)                5.79          0.07            1.73           1.80       (0.05)          --        (0.05)
   2004 (4)                4.79          0.05            1.00           1.05       (0.05)          --        (0.05)
   2003 (4)                3.70          0.06            1.05           1.11       (0.02)          --#       (0.02)
   2002 (4)                4.27          0.03           (0.60)         (0.57)         --           --           --

---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2008*                $ 10.03      $  0.030        $ (0.386)      $ (0.356)   $ (0.054)    $     --     $ (0.054)
   2007                    8.77         0.040           1.231          1.271      (0.011)          --       (0.011)
   2006                    8.61         0.009           0.170          0.179      (0.019)          --       (0.019)
   2005                    7.50         0.042           1.094          1.136      (0.026)          --       (0.026)
   2004                    7.25        (0.012)          0.236          0.224          --           --           --
   2003                    6.53         0.003           0.722          0.725      (0.005)++        --       (0.005)

   CLASS A SHARES
   2008*                $  9.85      $  0.015        $ (0.371)      $ (0.356)   $ (0.024)    $     --     $ (0.024)
   2007                    8.63         0.014           1.206          1.220          --           --           --
   2006                    8.48        (0.013)          0.167          0.154      (0.004)          --       (0.004)
   2005                    7.39         0.022           1.076          1.098      (0.008)          --       (0.008)
   2004                    7.15        (0.031)          0.243          0.212          --           --           --
   2003                    6.47        (0.014)          0.694          0.680          --++         --           --

   CLASS B SHARES
   2008*                $  9.23      $ (0.014)       $ (0.356)      $ (0.370)   $     --     $     --     $     --
   2007                    8.13        (0.040)          1.140          1.100          --           --           --
   2006                    8.03        (0.064)          0.164          0.100          --           --           --
   2005                    7.04        (0.027)          1.017          0.990          --           --           --
   2004                    6.86        (0.077)          0.231          0.154          --           --           --
   2003                    6.24        (0.053)          0.673          0.620          --           --           --

   CLASS C SHARES
   2008*                $  9.23      $ (0.014)       $ (0.356)      $ (0.370)   $     --     $     --     $     --
   2007                    8.14        (0.039)          1.129          1.090          --           --           --
   2006                    8.04        (0.064)          0.164          0.100          --           --           --
   2005                    7.05        (0.027)          1.017          0.990          --           --           --
   2004                    6.87        (0.078)          0.227          0.149          --           --           --
   2003                    6.24        (0.055)          0.685          0.630          --           --           --

                                                                                           RATIO
                                                                                        OF EXPENSES
                                                                                         TO AVERAGE      RATIO OF
                                        NET                     NET                      NET ASSETS         NET
                                       ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                       VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                        REDEMPTION      END       TOTAL      OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                           FEES      OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2008*                  $ 0.001     $  8.84      (6.28)%   $  95,822      1.30%          1.47%          1.02%           32%
   2007                        --        9.93      29.30        60,509      1.26           1.48           1.65            32
   2006 (1)                    --        8.53      (1.84)       13,422      1.29**         1.34**         2.65**          48

   CLASS A SHARES
   2008*                  $ 0.001     $  8.81      (6.40)%   $  24,986      1.49%          1.72%          0.83%           32%
   2007                        --        9.90      29.00        14,532      1.50           1.74           1.45            32
   2006 (2)                 0.022        8.52      (1.27)        1,952      1.69**         1.84**         1.88**          48

   CLASS C SHARES
   2008*                  $ 0.001     $  8.75      (6.60)%   $   4,510      2.19%          2.22%          0.13%           32%
   2007                        --        9.81      28.04         3,159      2.18           2.23           0.61            32
   2006 (2)                    --        8.49      (1.62)          731      2.28**         2.33**         1.23**          48

   CLASS M SHARES
   2008*                  $ 0.001     $  8.84      (6.23)%   $ 246,314      1.19%          1.22%          1.13%           32%
   2007                        --        9.93      29.48       273,474      1.17           1.21           1.51            32
   2006 (3)                    --        8.52      17.96       202,134      1.25**         1.27**         1.41**          48
   2005 (4)                    --        7.54      31.32       170,000      1.45           1.45           1.13            74
   2004 (4)                    --        5.79      21.95       158,800      1.35           1.35           0.92            69
   2003 (4)                    --        4.79      30.12       114,000      1.37           1.37           1.38            39
   2002 (4)                    --        3.70     (13.35)       91,400      1.34           1.34           0.59            69

---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2008*                  $    --     $  9.62      (3.59)%   $ 106,157      0.92%          1.08%          0.58%           18%
   2007                        --       10.03      14.50       110,600      0.93           1.09           0.42            88
   2006                        --        8.77       2.07       103,454      0.89           1.07           0.10            68
   2005                        --        8.61      15.16       129,824      0.94           1.16           0.53            73
   2004                     0.026        7.50       3.45       137,682      0.94           1.13          (0.15)           93
   2003                        --        7.25      11.11       161,181      0.94           1.12           0.05            57

   CLASS A SHARES
   2008*                  $    --     $  9.47      (3.63)%   $  13,024      1.20%          1.33%          0.30%           18%
   2007                        --        9.85      14.14        14,284      1.19           1.34           0.15            88
   2006                        --        8.63       1.81        15,809      1.14           1.32          (0.15)           68
   2005                        --        8.48      14.86        17,377      1.19           1.41           0.29            73
   2004                     0.028        7.39       3.36        18,845      1.19           1.38          (0.40)           93
   2003                        --        7.15      10.51        18,858      1.20           1.37          (0.22)           57

   CLASS B SHARES
   2008*                  $    --     $  8.86      (4.01)%   $   4,714      1.80%          1.83%         (0.30)%          18%
   2007                        --        9.23      13.53         5,835      1.79           1.84          (0.45)           88
   2006                        --        8.13       1.25         7,519      1.76           1.83          (0.77)           68
   2005                        --        8.03      14.06         9,259      1.84           1.91          (0.37)           73
   2004                     0.026        7.04       2.62        10,003      1.84           1.88          (1.05)           93
   2003                        --        6.86       9.94        10,558      1.85           1.87          (0.85)           57

   CLASS C SHARES
   2008*                  $    --     $  8.86      (3.90)%   $   1,087      1.80%          1.83%         (0.30)%          18%
   2007                        --        9.23      13.39         1,097      1.79           1.84          (0.44)           88
   2006                        --        8.14       1.24         1,304      1.76           1.83          (0.77)           68
   2005                        --        8.04      14.04         1,422      1.84           1.91          (0.36)           73
   2004                     0.031        7.05       2.62         1,543      1.84           1.88          (1.05)           93
   2003                        --        6.87      10.10         1,223      1.85           1.87          (0.87)           57

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
124                              1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                        DIVIDENDS AND
                              INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                         ------------------------------              ---------------------
                 NET
                ASSET                     NET REALIZED                                         TOTAL
                VALUE,         NET       AND UNREALIZED    TOTAL        NET                     FROM
              BEGINNING    INVESTMENT    GAIN (LOSS) ON    FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
              OF PERIOD  INCOME (LOSS)+   INVESTMENTS    OPERATIONS    INCOME      GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2008*        $ 15.16     $ 0.110        $ (1.094)      $ (0.984)   $ (0.116)  $ (0.860)    $ (0.976)
   2007           13.67       0.211           1.483          1.694      (0.204)        --       (0.204)
   2006           12.49       0.161           1.182          1.343      (0.163)        --       (0.163)
   2005           10.41       0.133           2.077          2.210      (0.130)        --       (0.130)
   2004            8.74       0.100           1.670          1.770      (0.100)        --       (0.100)
   2003            8.25       0.105           0.484          0.589      (0.099)        --       (0.099)

   CLASS A SHARES
   2008*        $ 15.19     $ 0.092        $ (1.096)      $ (1.004)   $ (0.096)  $ (0.860)    $ (0.956)
   2007           13.70       0.171           1.485          1.656      (0.166)        --       (0.166)
   2006           12.52       0.129           1.181          1.310      (0.131)        --       (0.131)
   2005           10.43       0.103           2.090          2.193      (0.103)        --       (0.103)
   2004            8.76       0.075           1.671          1.746      (0.076)        --       (0.076)
   2003            8.26       0.085           0.495          0.580      (0.080)        --       (0.080)

   CLASS B SHARES
   2008*        $ 14.94     $ 0.047        $ (1.072)      $ (1.025)   $ (0.055)  $ (0.860)    $ (0.915)
   2007           13.50       0.082           1.458          1.540      (0.100)        --       (0.100)
   2006           12.35       0.047           1.163          1.210      (0.060)        --       (0.060)
   2005           10.31       0.029           2.052          2.081      (0.041)        --       (0.041)
   2004            8.67       0.010           1.653          1.663      (0.023)        --       (0.023)
   2003            8.19       0.032           0.488          0.520      (0.040)        --       (0.040)

   CLASS C SHARES
   2008*        $ 14.90     $ 0.046        $ (1.070)      $ (1.024)   $ (0.056)  $ (0.860)    $ (0.916)
   2007           13.47       0.079           1.452          1.531      (0.101)        --       (0.101)
   2006           12.32       0.046           1.166          1.212      (0.062)        --       (0.062)
   2005           10.28       0.027           2.057          2.084      (0.044)        --       (0.044)
   2004            8.65       0.010           1.649          1.659      (0.029)        --       (0.029)
   2003            8.18       0.035           0.480          0.515      (0.045)        --       (0.045)

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2008*        $ 18.83     $ 0.069        $ (2.669)      $ (2.600)   $ (0.110)  $ (0.110)    $ (0.220)
   2007 (5)       20.00       0.052          (1.222)        (1.170)         --         --           --

   CLASS A SHARES
   2008*        $ 18.82     $ 0.042        $ (2.660)      $ (2.618)   $ (0.072)  $ (0.110)    $ (0.182)
   2007 (5)       20.00       0.021          (1.201)        (1.180)         --         --           --

   CLASS C SHARES
   2008*        $ 18.80     $(0.010)       $ (2.656)      $ (2.666)   $ (0.014)  $ (0.110)    $ (0.124)
   2007 (5)       20.00      (0.031)         (1.169)        (1.200)         --         --           --

                                                                            RATIO
                                                                         OF EXPENSES
                                                                          TO AVERAGE     RATIO OF
                             NET                  NET                     NET ASSETS       NET
                            ASSET                ASSETS,      RATIO       EXCLUDING     INVESTMENT
                            VALUE,                 END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
              REDEMPTION     END       TOTAL    OF PERIOD  TO AVERAGE   AND REDUCTION    TO AVERAGE   TURNOVER
                 FEES     OF PERIOD  RETURN***    (000)    NET ASSETS    OF EXPENSES     NET ASSETS     RATE
---------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2008*       $    --     $ 13.20    (6.77)%   $ 201,437      0.90%        1.08%          1.50%          32%
   2007             --       15.16    12.40       216,156      0.89         1.08           1.39           84
   2006             --       13.67    10.82       168,092      0.92         1.08           1.23           81
   2005             --       12.49    21.35       123,343      0.93         1.17           1.15           99
   2004             --       10.41    20.32        87,181      0.93         1.12           1.00           86
   2003             --        8.74     7.26        65,363      0.93         1.11           1.30          337

   CLASS A SHARES
   2008*       $    --     $ 13.23    (6.88)%   $ 126,926      1.16%        1.33%          1.24%          32%
   2007             --       15.19    12.09       153,045      1.14         1.33           1.13           84
   2006          0.001       13.70    10.52       134,433      1.17         1.32           0.98           81
   2005             --       12.52    21.12        62,537      1.18         1.42           0.89           99
   2004             --       10.43    19.98        33,442      1.18         1.37           0.75           86
   2003             --        8.76     7.12        29,036      1.18         1.36           1.05          337

   CLASS B SHARES
   2008*       $    --     $ 13.00    (7.14)%   $   1,824      1.76%        1.83%          0.64%          32%
   2007             --       14.94    11.40         2,502      1.74         1.83           0.55           84
   2006             --       13.50     9.81         3,042      1.79         1.84           0.36           81
   2005             --       12.35    20.22         3,996      1.83         1.92           0.26           99
   2004             --       10.31    19.20         3,640      1.83         1.87           0.10           86
   2003             --        8.67     6.41         2,005      1.83         1.86           0.40          337

   CLASS C SHARES
   2008*       $    --     $ 12.96    (7.15)%   $   6,557      1.76%        1.83%          0.64%          32%
   2007             --       14.90    11.36         7,742      1.74         1.83           0.53           84
   2006             --       13.47     9.86         5,927      1.79         1.84           0.36           81
   2005             --       12.32    20.31         4,578      1.83         1.92           0.23           99
   2004             --       10.28    19.20         1,769      1.85         1.90           0.10           86
   2003             --        8.65     6.36           168      1.83         1.86           0.43          337

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2008*       $    --     $ 16.01   (13.85)%   $  26,859      1.29%        1.52%          0.79%          45%
   2007 (5)         --       18.83    (5.85)       27,572      1.30**       1.60**         0.61**         26

   CLASS A SHARES
   2008*       $    --     $ 16.02   (14.00)%   $     153      1.59%        1.77%          0.49%          45%
   2007 (5)         --       18.82    (5.90)          117      1.56**       2.02**         0.24**         26

   CLASS C SHARES
   2008*       $    --     $ 16.01   (14.26)%   $     124      2.20%        2.27%         (0.12)%         45%
   2007 (5)         --       18.80    (6.00)          131      2.17**       2.62**        (0.35)**        26

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **  ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  #  AMOUNT REPRESENTS LESS THAN $0.01.
  +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ FOR THE FIDUCIARY SHARES, REPRESENTS A $0.005 RETURN OF CAPITAL FOR TAX PURPOSES. FOR CLASS A SHARES, REPRESENTS A $0.0002 RETURN OF CAPITAL FOR TAX PURPOSES.
 (1) COMMENCED OPERATIONS ON APRIL 4 2006.
 (2) COMMENCED OPERATIONS ON APRIL 3, 2006.
 (3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
     30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
 (4) FOR THE YEAR ENDED SEPTEMBER 30.
 (5) COMMENCED OPERATIONS ON MARCH 1, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                          125
--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                  DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                                  ------------------------------              ---------------------
                          NET
                         ASSET                     NET REALIZED                                          TOTAL
                        VALUE,         NET        AND UNREALIZED     TOTAL        NET                    FROM
                       BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT   CAPITAL   DIVIDENDS AND
                       OF PERIOD  INCOME (LOSS)+   INVESTMENTS    OPERATIONS    INCOME      GAINS    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2008*                $ 17.05      $  0.107        $ (2.131)     $ (2.024)   $ (0.190)  $ (2.877)    $ (3.067)
   2007                   18.12         0.215           1.128         1.343      (0.180)    (2.234)      (2.414)
   2006                   19.55         0.115          (0.156)       (0.041)     (0.080)    (1.309)      (1.389)
   2005                   16.05         0.078           4.474         4.552      (0.019)    (1.033)      (1.052)
   2004                   13.53         0.037           2.758         2.795      (0.072)    (0.203)      (0.275)
   2003                   11.25         0.074           2.227         2.301      (0.021)        --       (0.021)

   CLASS A SHARES
   2008*                $ 16.68      $  0.086        $ (2.078)     $ (1.992)   $ (0.142)  $ (2.877)    $ (3.019)
   2007                   17.77         0.167           1.109         1.276      (0.133)    (2.234)      (2.367)
   2006                   19.21         0.068          (0.145)       (0.077)     (0.054)    (1.309)      (1.363)
   2005                   15.82         0.033           4.403         4.436      (0.013)    (1.033)      (1.046)
   2004                   13.36        (0.005)          2.726         2.721      (0.058)    (0.203)      (0.261)
   2003                   11.13         0.047           2.194         2.241      (0.011)        --       (0.011)

   CLASS B SHARES
   2008*                $ 15.85      $  0.039        $ (1.963)     $ (1.924)   $ (0.060)  $ (2.877)    $ (2.937)
   2007                   17.01         0.058           1.052         1.110      (0.037)    (2.234)      (2.271)
   2006                   18.51        (0.043)         (0.148)       (0.191)         --     (1.309)      (1.309)
   2005                   15.36        (0.074)          4.263         4.189      (0.006)    (1.033)      (1.039)
   2004                   13.03        (0.101)          2.658         2.557      (0.024)    (0.203)      (0.227)
   2003                   10.93        (0.027)          2.127         2.100          --         --           --

   CLASS C SHARES
   2008*                $ 15.76      $  0.039        $ (1.956)     $ (1.917)   $ (0.037)  $ (2,877)    $ (2.914)
   2007                   16.94         0.052           1.056         1.108      (0.055)    (2.234)      (2.289)
   2006                   18.43        (0.044)         (0.137)       (0.181)         --     (1.309)      (1.309)
   2005                   15.31        (0.076)          4.235         4.159      (0.006)    (1.033)      (1.039)
   2004                   12.99       (0. 111)          2.662         2.551      (0.028)    (0.203)      (0.231)
   2003                   10.90        (0.026)          2.116         2.090          --         --           --

-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2008*                $ 24.21      $  0.148        $ (1.042)     $ (0.894)   $ (0.140)  $ (3.726)    $ (3.866)
   2007                   23.25         0.343           3.381         3.724      (0.343)    (2.421)      (2.764)
   2006                   24.07         0.314           1.777         2.091      (0.311)    (2.600)      (2.911)
   2005                   22.58         0.324           3.368         3.692      (0.340)    (1.862)      (2.202)
   2004                   20.72         0.277           2.899         3.176      (0.284)    (1.032)      (1.316)
   2003                   20.05         0.273           1.583         1.856      (0.264)    (0.922)      (1.186)

   CLASS A SHARES
   2008*                $ 24.17      $  0.119        $ (1.038)     $ (0.919)   $ (0.115)  $ (3.726)    $ (3.841)
   2007                   23.22         0.282           3.373         3.655      (0.284)    (2.421)      (2.705)
   2006                   24.04         0.255           1.780         2.035      (0.255)    (2.600)      (2.855)
   2005                   22.56         0.266           3.360         3.626      (0.284)    (1.862)      (2.146)
   2004                   20.71         0.221           2.890         3.111      (0.229)    (1.032)      (1.261)
   2003                   20.04         0.225           1.584         1.809      (0.217)    (0.922)      (1.139)

   CLASS B SHARES
   2008*                $ 23.79      $  0.050        $ (1.024)     $ (0.974)   $ (0.070)  $ (3.726)    $ (3.796)
   2007                   22.92         0.136           3.325      $  3.461      (0.170)    (2.421)      (2.591)
   2006                   23.79         0.114           1.746         1.860      (0.130)    (2.600)      (2.730)
   2005                   22.35         0.114           3.340         3.454      (0.152)    (1.862)      (2.014)
   2004                   20.54         0.076           2.862         2.938      (0.096)    (1.032)      (1.128)
   2003                   19.90         0.101           1.565         1.666      (0.104)    (0.922)      (1.026)

   CLASS C SHARES
   2008*                $ 23.72      $  0.049        $ (1.012)     $ (0.963)   $ (0.071)  $ (3.726)    $ (3.797)
   2007                   22.86         0.127           3.330         3.457      (0.176)    (2.421)      (2.597)
   2006                   23.74         0.110           1.742         1.852      (0.132)    (2.600)      (2.732)
   2005                   22.32         0.107           3.331         3.438      (0.156)    (1.862)      (2.018)
   2004                   20.51         0.077           2.862         2.939      (0.097)    (1.032)      (1.129)
   2003                   19.87         0.102           1.563         1.665      (0.103)    (0.922)      (1.025)

                                                                                     RATIO
                                                                                  OF EXPENSES
                                                                                  TO AVERAGE      RATIO OF
                                      NET                  NET                     NET ASSETS       NET
                                     ASSET                ASSETS,      RATIO       EXCLUDING     INVESTMENT
                                     VALUE,                 END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                       REDEMPTION     END       TOTAL    OF PERIOD  TO AVERAGE   AND REDUCTION   TO AVERAGE    TURNOVER
                          FEES     OF PERIOD  RETURN***    (000)    NET ASSETS    OF EXPENSES    NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2008*                 $ 0.001    $ 11.96    (12.46)%  $ 102,886      1.35%         1.49%          1.41%         11%
   2007                    0.001      17.05      6.83      178,805      1.34          1.48           1.16          46
   2006                       --      18.12     (0.01)     164,131      1.32          1.49           0.62          35
   2005                       --      19.55     29.10      135,231      1.33          1.55           0.45          27
   2004                       --      16.05     20.72      101,687      1.32          1.50           0.23          20
   2003                       --      13.53     20.49       79,222      1.25          1.43           0.64          24

   CLASS A SHARES
   2008*                 $ 0.001    $ 11.67    (12.54)%  $  33,616      1.61%         1.74%          1.15%         11%
   2007                    0.001      16.68      6.58       59,512      1.59          1.73           0.91          46
   2006                       --      17.77     (0.21)      64,484      1.57          1.74           0.37          35
   2005                       --      19.21     28.78       54,885      1.58          1.80           0.19          27
   2004                       --      15.82     20.43       36,155      1.57          1.75          (0.02)         20
   2003                       --      13.36     20.16       23,436      1.48          1.66           0.41          24

   CLASS B SHARES
   2008*                 $ 0.001    $ 10.99    (12.86)%  $   7,593      2.21%         2.24%          0.55%         11%
   2007                    0.001      15.85      5.86       10,987      2.19          2.23           0.33          46
   2006                       --      17.01     (0.87)      13,145      2.18          2.24          (0.25)         35
   2005                       --      18.51     28.00       15,753      2.23          2.30          (0.45)         27
   2004                       --      15.36     19.68       14,079      2.22          2.25          (0.67)         20
   2003                       --      13.03     19.21       11,367      2.15          2.18          (0.24)         24

   CLASS C SHARES
   2008*                 $ 0.001    $ 10.93    (12.81)%  $  10,461      2.21%         2.24%          0.55%         11%
   2007                    0.001      15.76      5.88       20,268      2.19          2.23           0.30          46
   2006                       --      16.94     (0.82)      18,990      2.18          2.24          (0.25)         35
   2005                       --      18.43     27.89       21,157      2.23          2.30          (0.46)         27
   2004                       --      15.31     19.70       11,926      2.26          2.30          (0.73)         20
   2003                       --      12.99     19.17        3,473      2.13          2.16          (0.23)         24

-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2008*                 $    --    $ 19.45     (4.26)%  $ 387,934      0.94%         1.08%          1.30%          8%
   2007                       --      24.21     16.38      445,763      0.94          1.08           1.41          19
   2006                       --      23.25      9.32      434,080      0.93          1.08           1.35          21
   2005                       --      24.07     16.96      430,755      0.94          1.13           1.40          18
   2004                       --      22.58     15.69      389,658      0.92          1.11           1.25          20
   2003                       --      20.72     10.00      350,151      0.94          1.11           1.44           6

   CLASS A SHARES
   2008*                 $    --    $ 19.41     (4.36)%  $  27,951      1.20%         1.33%          1.04%          8%
   2007                       --      24.17     16.08       31,773      1.19          1.33           1.15          19
   2006                       --      23.22      9.06       30,047      1.18          1.34           1.09          21
   2005                       --      24.04     16.64       28,799      1.18          1.38           1.15          18
   2004                       --      22.56     15.36       28,461      1.17          1.36           1.00          20
   2003                       --      20.71      9.74       27,208      1.19          1.36           1.18           6

   CLASS B SHARES
   2008*                 $    --    $ 19.02     (4.67)%  $   5,369      1.80%         1.83%          0.44%          8%
   2007                       --      23.79     15.38        6,772      1.79          1.83           0.56          19
   2006                       --      22.92      8.36        7,471      1.80          1.84           0.49          21
   2005                       --      23.79     15.95        9,396      1.83          1.88           0.50          18
   2004                       --      22.35     14.59        9,208      1.82          1.86           0.35          20
   2003                       --      20.54      9.00        8,139      1.84          1.86           0.54           6

   CLASS C SHARES
   2008*                 $    --    $ 18.96     (4.69)%  $   1,795      1.80%         1.83%          0.44%          8%
   2007                       --      23.72     15.40        2,061      1.79          1.83           0.53          19
   2006                       --      22.86      8.34        1,442      1.80          1.84           0.49          21
   2005                       --      23.74     15.90        1,204      1.84          1.88           0.47          18
   2004                       --      22.32     14.62          788      1.82          1.86           0.35          20
   2003                       --      20.51      9.01          776      1.84          1.86           0.54           6

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
126                              1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                     DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                  -------------------------------              ------------------------
                          NET
                         ASSET                     NET REALIZED                                             TOTAL
                         VALUE,         NET        AND UNREALIZED     TOTAL        NET                      FROM
                       BEGINNING    INVESTMENT        GAIN ON         FROM      INVESTMENT    CAPITAL   DIVIDENDS AND
                       OF PERIOD  INCOME (LOSS)+    INVESTMENTS    OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2008*                $ 25.72      $  0.183        $ (1.608)      $ (1.425)    $ (0.303)   $ (0.912)    $ (1.215)
   2007 (1)               25.10         0.140           1.218          1.358       (0.419)     (0.319)      (0.738)

   CLASS A SHARES
   2008*                $ 25.72      $  0.152        $ (1.614)      $ (1.462)    $ (0.276)   $ (0.912)    $ (1.188)
   2007                   23.17         0.262           3.002          3.264       (0.395)     (0.319)      (0.714)
   2006                   22.16         0.112           1.066          1.178       (0.090)     (0.078)      (0.168)
   2005 (2)               20.00         0.082           2.157          2.239       (0.079)         --       (0.079)

   CLASS C SHARES
   2008*                $ 25.42      $  0.112        $ (1.638)      $ (1.526)    $ (0.172)   $ (0.912)    $ (1.084)
   2007                   22.97         0.069           2.989          3.058       (0.289)     (0.319)      (0.608)
   2006                   22.07        (0.057)          1.063          1.006       (0.028)     (0.078)      (0.106)
   2005 (2)               20.00        (0.070)          2.185          2.115       (0.045)         --       (0.045)

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2008*                $ 20.97      $  0.141        $ (1.539)      $ (1.398)    $ (0.210)   $ (0.142)    $ (0.352)
   2007 (1)               20.00         0.239           0.973          1.212       (0.242)         --       (0.242)

   CLASS A SHARES
   2008*                $ 20.94      $  0.107        $ (1.537)      $ (1.430)    $ (0.198)   $ (0.142)    $ (0.340)
   2007 (1)               20.00         0.042           1.134          1.176       (0.236)         --       (0.236)

   CLASS C SHARES
   2008*                $ 20.85      $  0.033        $ (1.543)      $ (1.510)    $ (0.148)   $ (0.142)    $ (0.290)
   2007 (1)               20.00        (0.119)          1.200          1.081       (0.231)         --       (0.231)

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2008*                $ 24.23      $  0.243        $ (1.054)      $ (0.811)    $ (0.332)   $ (0.637)    $ (0.969)
   2007 (1)               23.75         0.035           1.130          1.165       (0.407)     (0.278)      (0.685)

   CLASS A SHARES
   2008*                $ 25.56      $  0.233        $ (2.476)      $ (2.243)    $ (0.300)   $ (0.637)    $ (0.937)
   2007                   22.26         0.412           2.258          2.670       (0.502)     (0.278)      (0.780)
   2006                   21.61         0.259           0.688          0.947       (0.240)     (0.057)      (0.297)
   2005 (2)               20.00         0.193           1.570          1.763       (0.153)         --       (0.153)

   CLASS C SHARES
   2008*                $ 24.03      $  0.148        $ (1.054)      $ (0.906)    $ (0.217)   $ (0.637)    $ (0.854)
   2007                   22.18         0.226           2.261          2.487       (0.359)     (0.278)      (0.637)
   2006                   21.55         0.103           0.688          0.791       (0.104)     (0.057)      (0.161)
   2005 (2)               20.00         0.052           1.587          1.639       (0.089)         --       (0.089)

                                                                                           RATIO
                                                                                        OF EXPENSES
                                                                                         TO AVERAGE      RATIO OF
                                        NET                     NET                      NET ASSETS         NET
                                       ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                       VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                        REDEMPTION      END       TOTAL      OF PERIOD   TO AVERAGE    AND REDUCTION     TO AVERAGE     TURNOVER
                           FEES      OF PERIOD   RETURN***     (000)     NET ASSETS#    OF EXPENSES#    NET ASSETS#       RATE
---------------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2008*                  $    --     $ 23.08      (5.81)%   $     599      0.32%          0.67%           1.60%          14%
   2007 (1)                    --       25.72       5.50           770      0.31**         0.70**          0.75**         16

   CLASS A SHARES
   2008*                  $    --     $ 23.07      (5.95)%   $  46,072      0.58%          0.92%           1.34%          14%
   2007                        --       25.72      14.19        49,073      0.57           0.93            1.03           16
   2006                        --       23.17       5.33        30,900      0.82           1.45            0.49           12
   2005 (2)                    --       22.16      11.21         8,957      0.82**         1.99**          0.48**         55++

   CLASS C SHARES
   2008*                  $    --     $ 22.81      (6.25)%   $  26,676      1.28%          1.43%           0.64%          14%
   2007                        --       25.42      13.39        30,144      1.27           1.43            0.28           16
   2006                        --       22.97       4.56        16,718      1.53           1.95           (0.25)          12
   2005 (2)                    --       22.07      10.58         4,574      1.56**         2.44**         (0.41)**        55++

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2008*                  $    --     $ 19.22      (6.77)%   $      32      0.29%          1.44%           1.32%          64%
   2007 (1)                    --       20.97       6.10           183      0.33**         3.37**          1.67**         10

   CLASS A SHARES
   2008*                  $    --     $ 19.17      (6.93)%   $   3,999      0.58%          1.69%           1.03%          64%
   2007 (1)                    --       20.94       5.93         4,871      0.57**         2.70**          0.28**         10

   CLASS C SHARES
   2008*                  $    --     $ 19.05      (7.33)%   $   2,518      1.29%          2.19%           0.32%          64%
   2007 (1)                    --       20.85       5.45         1,986      1.29**         2.93*          (0.81)**        10

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2008*                  $    --     $ 22.45      (3.47)%   $      96      0.31%          0.67%           2.19%          15%
   2007 (1)                    --       24.23       4.98             1      0.31**         0.67**          0.21**         13

   CLASS A SHARES
   2008*                  $    --     $ 22.38      (3.61)%   $  43,278      0.56%          0.92%           1.94%          15%
   2007                        --       24.15      12.10        47,572      0.55           0.93            1.72           13
   2006                        --       22.26       4.41        31,426      0.81           1.45            1.17           13
   2005 (2)                    --       21.61       8.84        10,158      0.79**         1.93**          1.15**         79++

   CLASS C SHARES
   2008*                  $    --     $ 22.27      (3.92)%   $  22,172      1.26%          1.42%           1.24%          15%
   2007                        --       24.03      11.29        22,941      1.25           1.43            0.95           13
   2006                        --       22.18       3.68        11,752      1.52           1.96            0.47           13
   2005 (2)                    --       21.55       8.21         4,580      1.54**         2.36**          0.31**         79++

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 4% AND 7% FOR THE CAPITAL GROWTH ALLOCATION FUND AND THE GROWTH & INCOME ALLOCATION FUND, RESPECTIVELY.
  # RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS.
(1)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.
(2)   COMMENCED OPERATIONS ON OCTOBER 12, 2004.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                  DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   ---------------------------                ---------------------
                          NET
                         ASSET                   NET REALIZED                                             TOTAL
                         VALUE,        NET      AND UNREALIZED     TOTAL          NET                     FROM
                       BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL   DIVIDENDS AND
                       OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2008*                 $21.85      $0.323        $(0.353)       $(0.030)     $(0.358)    $(0.422)      $(0.780)
   2007 (1)               21.86       0.409          0.348          0.757       (0.482)     (0.285)       (0.767)

   CLASS A SHARES
   2008*                 $21.86      $0.299        $(0.355)       $(0.056)     $(0.332)    $(0.422)      $(0.754)
   2007                   20.95       0.544          1.199          1.743       (0.548)     (0.285)       (0.833)
   2006                   20.73       0.434          0.205          0.639       (0.407)     (0.012)       (0.419)
   2005 (2)               20.00       0.320          0.617          0.937       (0.207)         --        (0.207)

   CLASS C SHARES
   2008*                 $21.73      $0.222        $(0.351)       $(0.129)     $(0.259)    $(0.422)      $(0.681)
   2007                   20.85       0.387          1.193          1.580       (0.415)     (0.285)       (0.700)
   2006                   20.66       0.308          0.183          0.491       (0.289)     (0.012)       (0.301)
   2005 (2)               20.00       0.230          0.591          0.821       (0.161)         --        (0.161)

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2008*                 $10.40      $0.252        $ 0.392        $ 0.644      $(0.254)    $    --       $(0.254)
   2007                   10.35       0.505          0.046          0.551       (0.501)         --        (0.501)
   2006                   10.75       0.496         (0.384)         0.112       (0.512)         --        (0.512)
   2005                   10.79       0.483         (0.019)         0.464       (0.504)         --        (0.504)
   2004                   10.80       0.492          0.009          0.501       (0.511)         --        (0.511)
   2003                   10.68       0.566          0.124          0.690       (0.570)         --        (0.570)

   CLASS A SHARES
   2008*                 $10.26      $0.235        $ 0.386        $ 0.621      $(0.241)    $    --       $(0.241)
   2007                   10.22       0.472          0.044          0.516       (0.476)         --        (0.476)
   2006                   10.63       0.463         (0.387)         0.076       (0.486)         --        (0.486)
   2005                   10.67       0.451         (0.013)         0.438       (0.478)         --        (0.478)
   2004                   10.68       0.459          0.015          0.474       (0.484)         --        (0.484)
   2003                   10.57       0.541          0.122          0.663       (0.553)         --        (0.553)

   CLASS B SHARES
   2008*                 $10.22      $0.199        $ 0.386        $ 0.585      $(0.205)    $    --       $(0.205)
   2007                   10.18       0.400          0.046          0.446       (0.406)         --        (0.406)
   2006                   10.59       0.389         (0.383)         0.006       (0.416)         --        (0.416)
   2005                   10.64       0.371         (0.020)         0.351       (0.401)         --        (0.401)
   2004                   10.65       0.379          0.015          0.394       (0.404)         --        (0.404)
   2003                   10.54       0.449          0.127          0.576       (0.466)         --        (0.466)

   CLASS C SHARES
   2008*                 $10.20      $0.212        $ 0.397        $ 0.609      $(0.219)    $    --       $(0.219)
   2007                   10.17       0.425          0.039          0.464       (0.434)         --        (0.434)
   2006                   10.57       0.423         (0.384)         0.039       (0.439)         --        (0.439)
   2005                   10.62       0.398         (0.018)         0.380       (0.430)         --        (0.430)
   2004 (3)               10.80       0.288         (0.158)         0.130       (0.310)         --        (0.310)

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2008*                 $ 9.72      $0.177        $ 0.311        $ 0.488      $(0.185)    $(0.013)      $(0.198)
   2007                    9.81       0.361         (0.047)         0.314       (0.368)     (0.036)       (0.404)
   2006                   10.12       0.370         (0.208)         0.162       (0.372)     (0.100)       (0.472)
   2005                   10.32       0.381         (0.099)         0.282       (0.382)     (0.100)       (0.482)
   2004                   10.35       0.386         (0.006)         0.380       (0.390)     (0.020)       (0.410)
   2003                   10.48       0.387         (0.119)         0.268       (0.386)     (0.012)       (0.398)

   CLASS A SHARES
   2008*                 $ 9.68      $0.164        $ 0.311        $ 0.475      $(0.172)    $(0.013)      $(0.185)
   2007                    9.77       0.334         (0.045)         0.289       (0.343)     (0.036)       (0.379)
   2006                   10.08       0.344         (0.207)         0.137       (0.347)     (0.100)       (0.447)
   2005                   10.28       0.354         (0.098)         0.256       (0.356)     (0.100)       (0.456)
   2004                   10.31       0.358         (0.004)         0.354       (0.364)     (0.020)       (0.384)
   2003                   10.44       0.371         (0.118)         0.253       (0.371)     (0.012)       (0.383)

                                                                                          RATIO
                                                                                       OF EXPENSES
                                                                                        TO AVERAGE     RATIO OF
                                       NET                     NET                      NET ASSETS        NET
                                      ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                      VALUE,                   END      OF EXPENSES    FEE WAIVERS       INCOME     PORTFOLIO
                       REDEMPTION      END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE    TURNOVER
                          FEES      OF PERIOD   RETURN***     (000)     NET ASSETS#   OF EXPENSES#    NET ASSETS#     RATE
------------------------------------------------------------------------------------------------------------------------------
---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2008*                 $   --       $21.04     (0.19)%     $    238      0.38%          0.69%          2.99%         35%
   2007 (1)                  --        21.85      3.52            103      0.37**         0.77**         2.61**        12

   CLASS A SHARES
   2008*                 $   --       $21.05     (0.31)%     $  6,288      0.63%          0.94%          2.74%         35%
   2007                      --        21.86      8.40          5,459      0.62           0.97           2.49          12
   2006                      --        20.95      3.11          3,651      0.87           1.83           2.07          26
   2005 (2)                  --        20.73      4.70          2,169      0.81**         5.30**         1.95**        94++

   CLASS C SHARES
   2008*                 $   --       $20.92     (0.65)%     $  4,550      1.33%          1.45%          2.04%         35%
   2007                      --        21.73      7.63          3,775      1.32           1.47           1.78          12
   2006                      --        20.85      2.39          2,086      1.59           2.20           1.48          26
   2005 (2)                  --        20.66      4.12            517      1.56**         5.40**         1.40**        94++

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2008*                 $   --       $10.79      6.26%      $360,338      0.75%          0.98%          4.74%         15%
   2007                      --        10.40      5.40        352,610      0.74           0.99           4.81          16
   2006                      --        10.35      1.08        396,003      0.74           0.99           4.71          20
   2005                      --        10.75      4.35        429,614      0.75           1.04           4.44          11
   2004                      --        10.79      4.68        451,384      0.75           1.01           4.49          45
   2003                      --        10.80      6.51        505,755      0.74           0.99           5.15          58

   CLASS A SHARES
   2008*                 $   --       $10.64      6.12%      $ 33,134      1.01%          1.23%          4.49%         15%
   2007                      --        10.26      5.11         31,068      1.00           1.24           4.56          16
   2006                      --        10.22      0.75         35,511      0.99           1.24           4.45          20
   2005                      --        10.63      4.15         44,289      1.00           1.29           4.19          11
   2004                      --        10.67      4.47         47,039      1.00           1.26           4.24          45
   2003                      --        10.68      6.32         56,529      0.91           1.24           4.98          58

   CLASS B SHARES
   2008*                 $   --       $10.60      5.77%      $  4,730      1.69%          1.74%          3.81%         15%
   2007                      --        10.22      4.43          5,577      1.68           1.74           3.87          16
   2006                      --        10.18      0.06          6,926      1.69           1.74           3.75          20
   2005                      --        10.59      3.32          8,093      1.73           1.79           3.46          11
   2004                      --        10.64      3.71          9,603      1.73           1.76           3.51          45
   2003                      --        10.65      5.49         12,157      1.72           1.74           4.14          58

   CLASS C SHARES
   2008*                 $   --       $10.59      6.03%      $    133      1.44%          1.49%          4.06%         15%
   2007                      --        10.20      4.61            102      1.43           1.49           4.13          16
   2006                      --        10.17      0.39             91      1.43           1.49           4.10          20
   2005                      --        10.57      3.61             37      1.48           1.55           3.73          11
   2004 (3)                  --        10.62      1.21             13      1.53**         1.58**         3.99**        45

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2008*                 $   --       $10.01      5.07%      $ 88,709      0.50%          1.00%          3.58%          3%
   2007                      --         9.72      3.24         89,852      0.49           1.00           3.67           2
   2006                      --         9.81      1.65         95,266      0.50           1.00           3.72           5
   2005                      --        10.12      2.74        102,059      0.50           1.07           3.69           6
   2004                      --        10.32      3.68        120,494      0.50           1.02           3.68           1
   2003                      --        10.35      2.55        139,051      0.49           1.02           3.65           3

   CLASS A SHARES
   2008*                 $   --       $ 9.97      4.96%      $ 24,466      0.76%          1.25%          3.33%          3%
   2007                      --         9.68      3.00         27,500      0.74           1.25           3.42           2
   2006                      --         9.77      1.40         37,472      0.75           1.25           3.47           5
   2005                      --        10.08      2.50         54,030      0.75           1.32           3.44           6
   2004                      --        10.28      3.44         62,762      0.75           1.27           3.43           1
   2003                      --        10.31      2.41         91,632      0.64           1.27           3.51           3

        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
128                              1.800.433.6884
--------------------------------------------------------------------------------

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                       DIVIDENDS AND
                                          INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                     -------------------------------               --------------------
                             NET
                            ASSET                     NET REALIZED                                            TOTAL
                            VALUE,         NET        AND UNREALIZED     TOTAL        NET                     FROM
                          BEGINNING    INVESTMENT    GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                          OF PERIOD     INCOME+        INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------

   CLASS B SHARES
   2008*                   $  9.67      $  0.129        $  0.312       $  0.441    $ (0.138)    $ (0.013)   $ (0.151)
   2007                       9.76         0.266          (0.044)         0.222      (0.276)      (0.036)     (0.312)
   2006                      10.08         0.272          (0.214)         0.058      (0.278)      (0.100)     (0.378)
   2005                      10.28         0.277          (0.096)         0.181      (0.281)      (0.100)     (0.381)
   2004                      10.31         0.280          (0.004)         0.276      (0.286)      (0.020)     (0.306)
   2003                      10.44         0.280          (0.113)         0.167      (0.285)      (0.012)     (0.297)

   CLASS C SHARES
   2008*                   $  9.66      $  0.141        $  0.312       $  0.453    $ (0.150)    $ (0.013)   $ (0.163)
   2007                       9.75         0.289          (0.046)         0.243      (0.297)      (0.036)     (0.333)
   2006                      10.06         0.296          (0.206)         0.090      (0.300)      (0.100)     (0.400)
   2005                      10.27         0.302          (0.104)         0.198      (0.308)      (0.100)     (0.408)
   2004 (3)                  10.50         0.209          (0.201)         0.008      (0.218)      (0.020)     (0.238)

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2008*                   $ 10.84      $  0.215        $  0.336       $  0.551    $ (0.225)    $ (0.006)   $ (0.231)
   2007                      10.92         0.433          (0.033)         0.400      (0.441)      (0.039)     (0.480)
   2006                      11.25         0.442          (0.231)         0.211      (0.451)      (0.090)     (0.541)
   2005                      11.52         0.459          (0.182)         0.277      (0.459)      (0.088)     (0.547)
   2004                      11.61         0.474          (0.106)         0.368      (0.457)      (0.001)     (0.458)
   2003 (4)                  11.56         0.357           0.040          0.397      (0.347)          --      (0.347)

   CLASS A SHARES
   2008*                   $ 10.83      $  0.201        $  0.346       $  0.547    $ (0.211)    $ (0.006)   $ (0.217)
   2007                      10.92         0.405          (0.042)         0.363      (0.414)      (0.039)     (0.453)
   2006                      11.25         0.414          (0.230)         0.184      (0.424)      (0.090)     (0.514)
   2005                      11.52         0.431          (0.182)         0.249      (0.431)      (0.088)     (0.519)
   2004                      11.61         0.444          (0.104)         0.340      (0.429)      (0.001)     (0.430)
   2003 (4)                  11.56         0.334           0.037          0.371      (0.321)          --      (0.321)

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2008*                   $  9.82      $  0.209        $  0.203       $  0.412    $ (0.222)    $     --    $ (0.222)
   2007                       9.76         0.406           0.055          0.461      (0.401)          --      (0.401)
   2006                       9.84         0.346          (0.085)         0.261      (0.341)          --      (0.341)
   2005 (5)                  10.00         0.209          (0.176)         0.033      (0.193)          --      (0.193)

   CLASS A SHARES
   2008*                   $  9.81      $  0.195        $  0.204       $  0.399    $ (0.209)    $     --    $ (0.209)
   2007                       9.76         0.365           0.061          0.426      (0.376)          --      (0.376)
   2006                       9.84         0.319          (0.082)         0.237      (0.317)          --      (0.317)
   2005 (5)                  10.00         0.214          (0.198)         0.016      (0.176)          --      (0.176)

   CLASS C SHARES
   2008*                   $  9.91      $  0.175        $  0.204       $  0.379    $ (0.179)    $     --    $ (0.179)
   2007                       9.84         0.334           0.066          0.400      (0.330)          --      (0.330)
   2006                       9.92         0.277          (0.084)         0.193      (0.273)          --      (0.273)
   2005 (6)                   9.95         0.163          (0.093)         0.070      (0.100)          --      (0.100)

                                                                                              RATIO
                                                                                           OF EXPENSES
                                                                                            TO AVERAGE     RATIO OF
                                           NET                     NET                      NET ASSETS        NET
                                          ASSET                  ASSETS,       RATIO        EXCLUDING     INVESTMENT
                                          VALUE,                   END      OF EXPENSES    FEE WAIVERS       INCOME     PORTFOLIO
                           REDEMPTION      END        TOTAL     OF PERIOD   TO AVERAGE    AND REDUCTION    TO AVERAGE    TURNOVER
                              FEES      OF PERIOD   RETURN***     (000)     NET ASSETS     OF EXPENSES     NET ASSETS      RATE
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------

   CLASS B SHARES
   2008*                     $    --     $  9.96      4.59%     $   4,191      1.46%          1.75%          2.63%          3%
   2007                           --        9.67      2.29          4,326      1.44           1.75           2.72           2
   2006                           --        9.76      0.60          5,345      1.46           1.75           2.75           5
   2005                           --       10.08      1.75          6,357      1.50           1.81           2.69           6
   2004                           --       10.28      2.67          7,448      1.50           1.77           2.68           1
   2003                           --       10.31      1.58          9,652      1.49           1.77           2.65           3

   CLASS C SHARES
   2008*                     $    --     $  9.95      4.73%     $     235      1.21%          1.50%          2.88%          3%
   2007                           --        9.66      2.52            259      1.19           1.50           2.96           2
   2006                           --        9.75      0.93            540      1.22           1.50           3.00           5
   2005                           --       10.06      1.92            928      1.25           1.57           2.95           6
   2004 (3)                       --       10.27      0.07            548      1.25**         1.53**         3.00**         1

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2008*                     $    --     $ 11.16      5.13%     $  63,695      0.28%          1.00%          3.90%          0%
   2007                           --       10.84      3.72         67,896      0.28           1.01           3.95           4
   2006                           --       10.92      1.94         75,401      0.28           1.00           4.00           7
   2005                           --       11.25      2.42         90,137      0.28           1.07           4.01          14
   2004                           --       11.52      3.18         97,721      0.28           1.02           4.04           2
   2003 (4)                       --       11.61      3.42         72,718      0.28**         1.01**         3.85**         4

   CLASS A SHARES
   2008*                     $    --     $ 11.16      5.10%     $   2,965      0.53%          1.25%          3.65%          0%
   2007                           --       10.83      3.37          3,159      0.53           1.25           3.70           4
   2006                           --       10.92      1.69          2,923      0.53           1.25           3.74           7
   2005                           --       11.25      2.17          3,719      0.53           1.32           3.76          14
   2004                           --       11.52      2.93          4,698      0.53           1.27           3.79           2
   2003 (4)                       --       11.61      3.20          2,674      0.53**         1.26**         3.59**         4

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2008*                     $    --     $ 10.01      4.24%     $  53,124      0.65%          0.91%          4.19%         27%
   2007                           --        9.82      4.81         54,638      0.65           0.92           4.13          33
   2006                           --        9.76      2.71         36,497      0.65           0.92           3.54          27
   2005 (5)                       --        9.84      0.34         24,545      0.65**         1.11**         2.86**         9

   CLASS A SHARES
   2008*                     $    --     $ 10.00      4.11%     $     173      0.92%          1.16%          3.91%         27%
   2007                           --        9.81      4.43            153      0.91           1.16           3.72          33%
   2006                           --        9.76      2.46          1,113      0.90           1.21           3.26          27
   2005 (5)                       --        9.84      0.17          1,439      0.91**         1.39**         2.93**         9

   CLASS C SHARES
   2008*                     $    --     $ 10.11      3.86%     $     314      1.37%          1.41%          3.47%         27%
   2007                           --        9.91      4.12          1,608      1.36           1.42           3.37          33
   2006                           --        9.84      1.98          2,509      1.37           1.47           2.80          27
   2005 (6)                       --        9.92      0.61             15      1.38**         1.57**         2.43**         9

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **   ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 8% FOR THE INCARE PLUS ALLOCATION FUND.
  # FOR THE INCOME PLUS ALLOCATION FUND, RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS.
(1)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.
(2)   CMMENCED OPERATIONS ON OCTOBER 12, 2004.
(3)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.
(4)   COMMENCED OPERATIONS ON OCTOBER 18, 2002.
(5)   COMMENCED OPERATIONS ON NOVEMBER 2, 2004.
(6)   COMMENCED OPERATIONS ON NOVEMBER 29, 2004.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                            129
--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                         DIVIDENDS AND
                                             INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                          ---------------------------                --------------------
                                 NET
                                ASSET                   NET REALIZED                                            TOTAL
                                VALUE,        NET      AND UNREALIZED      TOTAL         NET                    FROM
                              BEGINNING   INVESTMENT       GAIN ON         FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                              OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2008*                       $ 1.00      $ 0.014        $    --        $ 0.014      $(0.014)     $ --       $ (0.014)
   2007                          1.00        0.031             --          0.031       (0.031)       --         (0.031)
   2006                          1.00        0.025             --          0.025       (0.025)       --         (0.025)
   2005                          1.00        0.014             --          0.014       (0.014)       --         (0.014)
   2004                          1.00        0.006             --          0.006       (0.006)       --         (0.006)
   2003                          1.00        0.008             --          0.008       (0.008)       --         (0.008)

   CLASS A SHARES
   2008*                       $ 1.00      $ 0.013        $    --        $ 0.013      $(0.013)     $ --       $ (0.013)
   2007                          1.00        0.028             --          0.028       (0.028)       --         (0.028)
   2006                          1.00        0.023             --          0.023       (0.023)       --         (0.023)
   2005                          1.00        0.012             --          0.012       (0.012)       --         (0.012)
   2004                          1.00        0.003             --          0.003       (0.003)       --         (0.003)
   2003                          1.00        0.006             --          0.006       (0.006)       --         (0.006)

   CLASS S SHARES
   2008*                       $ 1.00      $ 0.012        $    --        $ 0.012      $(0.012)     $ --       $ (0.012)
   2007                          1.00        0.026             --          0.026       (0.026)       --         (0.026)
   2006                          1.00        0.020             --          0.020       (0.020)       --         (0.020)
   2005                          1.00        0.009             --          0.009       (0.009)       --         (0.009)
   2004                          1.00        0.001             --          0.001       (0.001)       --         (0.001)
   2003                          1.00        0.003             --          0.003       (0.003)       --         (0.003)

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2008*                       $ 1.00      $ 0.024        $    --        $ 0.024      $(0.024)     $ --       $ (0.024)
   2007                          1.00        0.049             --          0.049       (0.049)       --         (0.049)
   2006                          1.00        0.039             --          0.039       (0.039)       --         (0.039)
   2005                          1.00        0.019             --          0.019       (0.019)       --         (0.019)
   2004                          1.00        0.006             --          0.006       (0.006)       --         (0.006)
   2003                          1.00        0.010             --          0.010       (0.010)       --         (0.010)

   CLASS A SHARES
   2008*                       $ 1.00      $ 0.023        $    --        $ 0.023      $(0.023)     $ --       $ (0.023)
   2007                          1.00        0.046             --          0.046       (0.046)       --         (0.046)
   2006                          1.00        0.037             --          0.037       (0.037)       --         (0.037)
   2005                          1.00        0.017             --          0.017       (0.017)       --         (0.017)
   2004                          1.00        0.004             --          0.004       (0.004)       --         (0.004)
   2003                          1.00        0.007             --          0.007       (0.007)       --         (0.007)

   CLASS S SHARES
   2008*                       $ 1.00      $ 0.022        $    --        $ 0.022      $(0.022)     $ --       $ (0.022)
   2007                          1.00        0.044             --          0.044       (0.044)       --         (0.044)
   2006                          1.00        0.033          0.001          0.034       (0.034)       --         (0.034)
   2005                          1.00        0.014             --          0.014       (0.014)       --         (0.014)
   2004                          1.00        0.001             --          0.001       (0.001)       --         (0.001)
   2003                          1.00        0.004             --          0.004       (0.004)       --         (0.004)

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2008*                       $ 1.00      $ 0.021        $    --        $ 0.021      $(0.021)     $ --       $ (0.021)
   2007                          1.00        0.048             --          0.048       (0.048)       --         (0.048)
   2006                          1.00        0.039             --          0.039       (0.039)       --         (0.039)
   2005                          1.00        0.018             --          0.018       (0.018)       --         (0.018)
   2004                          1.00        0.006             --          0.006       (0.006)       --         (0.006)
   2003                          1.00        0.009             --          0.009       (0.009)       --         (0.009)

                                                                                                   RATIO
                                                                                                OF EXPENSES
                                                                                                 TO AVERAGE     RATIO OF
                                              NET                      NET                      NET ASSETS        NET
                                             ASSET                   ASSETS,        RATIO        EXCLUDING     INVESTMENT
                                             VALUE,                    END       OF EXPENSES    FEE WAIVERS      INCOME
                              REDEMPTION      END        TOTAL      OF PERIOD     TO AVERAGE   AND REDUCTION   TO AVERAGE
                                 FEES      OF PERIOD   RETURN***      (000)       NET ASSETS    OF EXPENSES    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2008*                         $ --        $ 1.00       1.48%    $   334,868       0.48%         0.77%          2.90%
   2007                            --          1.00       3.13         226,583       0.48          0.79           3.08
   2006                            --          1.00       2.57         176,711       0.48          0.79           2.53
   2005                            --          1.00       1.46         188,716       0.45          0.82           1.44
   2004                            --          1.00       0.58         205,576       0.42          0.81           0.57
   2003                            --          1.00       0.81         253,367       0.42          0.79           0.80

   CLASS A SHARES
   2008*                         $ --        $ 1.00       1.35%    $   424,663       0.74%         1.02%          2.64%
   2007                            --          1.00       2.87         329,718       0.72          1.04           2.83
   2006                            --          1.00       2.32         278,442       0.73          1.03           2.30
   2005                            --          1.00       1.21         268,133       0.70          1.07           1.19
   2004                            --          1.00       0.33         274,403       0.67          1.06           0.32
   2003                            --          1.00       0.56         271,089       0.67          1.04           0.55

   CLASS S SHARES
   2008*                         $ --        $ 1.00       1.22%    $    45,274       0.99%         1.07%          2.39%
   2007                            --          1.00       2.61          56,721       0.98          1.09           2.60
   2006                            --          1.00       2.05          40,753       0.99          1.09           2.03
   2005                            --          1.00       0.90          37,543       1.00          1.12           0.92
   2004                            --          1.00       0.07          33,091       0.92          1.11           0.07
   2003                            --          1.00       0.29          43,870       0.94          1.09           0.29

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2008*                         $ --        $ 1.00       2.44%    $ 2,200,286       0.53%         0.78%          4.80%
   2007                            --          1.00       4.98       1,764,559       0.52          0.78           4.87
   2006                            --          1.00       4.02       1,923,511       0.52          0.79           3.93
   2005                            --          1.00       1.94       2,118,149       0.53          0.81           1.91
   2004                            --          1.00       0.64       2,039,495       0.52          0.81           0.63
   2003                            --          1.00       1.00       1,880,002       0.53          0.80           1.01

   CLASS A SHARES
   2008*                         $ --        $ 1.00       2.31%    $ 1,033,100       0.79%         1.03%          4.54%
   2007                            --          1.00       4.72         792,969       0.78          1.03           4.62
   2006                            --          1.00       3.76         724,910       0.77          1.04           3.74
   2005                            --          1.00       1.69         556,443       0.78          1.06           1.67
   2004                            --          1.00       0.39         543,320       0.77          1.06           0.38
   2003                            --          1.00       0.75         634,443       0.78          1.05           0.76

   CLASS S SHARES
   2008*                         $ --        $ 1.00       2.19%    $   315,002       1.04%         1.08%          4.29%
   2007                            --          1.00       4.47         372,409       1.03          1.08           4.37
   2006                            --          1.00       3.49         464,413       1.05          1.10           3.29
   2005                            --          1.00       1.39         645,362       1.08          1.11           1.37
   2004                            --          1.00       0.09         750,722       1.07          1.11           0.08
   2003                            --          1.00       0.45         985,564       1.08          1.10           0.47

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2008*                         $ --        $ 1.00       2.16%    $   620,098       0.53%         0.78%          4.24%
   2007                            --          1.00       4.90         456,802       0.53          0.79           4.80
   2006                            --          1.00       3.93         506,572       0.53          0.79           3.88
   2005                            --          1.00       1.86         437,804       0.53          0.82           1.83
   2004                            --          1.00       0.57         386,661       0.53          0.82           0.57
   2003                            --          1.00       0.92         570,998       0.53          0.80           0.91

        The accompanying notes are an integral part of the financial statements.


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                         DIVIDENDS AND
                             INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                         ----------------------------                --------------------
                 NET
                ASSET                     NET REALIZED                                          TOTAL
                VALUE,         NET       AND UNREALIZED     TOTAL        NET                     FROM
              BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT   CAPITAL   DIVIDENDS AND
              OF PERIOD      INCOME+       INVESTMENTS   OPERATIONS    INCOME      GAINS    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
---------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
---------------------------------------------

   CLASS A SHARES
   2008*        $ 1.00       $ 0.020        $      --      $ 0.020    $ (0.020)    $ --        $ (0.020)
   2007           1.00         0.045               --        0.045      (0.045)      --          (0.045)
   2006           1.00         0.036               --        0.036      (0.036)      --          (0.036)
   2005           1.00         0.015            0.001        0.016      (0.016)      --          (0.016)
   2004           1.00         0.003               --        0.003      (0.003)      --          (0.003)
   2003           1.00         0.007               --        0.007      (0.007)      --          (0.007)

   CLASS B SHARES
   2008*        $ 1.00       $ 0.017        $      --      $ 0.017    $ (0.017)    $ --        $ (0.017)
   2007           1.00         0.038               --        0.038      (0.038)      --          (0.038)
   2006           1.00         0.028            0.001        0.029      (0.029)      --          (0.029)
   2005           1.00         0.008            0.001        0.009      (0.009)      --          (0.009)
   2004           1.00         0.001               --        0.001      (0.001)      --          (0.001)
   2003           1.00         0.001               --        0.001      (0.001)      --          (0.001)

   CLASS C SHARES
   2008*        $ 1.00       $ 0.018        $      --      $ 0.018    $ (0.018)    $ --        $ (0.018)
   2007           1.00         0.041               --        0.041      (0.041)      --          (0.041)
   2006 (1)       1.00         0.025           (0.001)       0.024      (0.024)      --          (0.024)

   CLASS S SHARES
   2008*        $ 1.00       $ 0.019        $      --      $ 0.019    $ (0.019)    $ --        $ (0.019)
   2007           1.00         0.043               --        0.043      (0.043)      --          (0.043)
   2006           1.00         0.034           (0.001)       0.033      (0.033)      --          (0.033)
   2005           1.00         0.014           (0.001)       0.013      (0.013)      --          (0.013)
   2004           1.00         0.001               --        0.001      (0.001)      --          (0.001)
   2003           1.00         0.004               --        0.004      (0.004)      --          (0.004)

------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2008*        $ 1.00       $ 0.017        $      --      $ 0.017    $ (0.017)    $ --        $ (0.017)
   2007           1.00         0.045               --        0.045      (0.045)      --          (0.045)
   2006           1.00         0.035               --        0.035      (0.035)      --          (0.035)
   2005           1.00         0.016               --        0.016      (0.016)      --          (0.016)
   2004           1.00         0.005               --        0.005      (0.005)      --          (0.005)
   2003           1.00         0.009               --        0.009      (0.009)      --          (0.009)

   CLASS A SHARES
   2008*        $ 1.00       $ 0.015        $      --      $ 0.015    $ (0.015)    $ --        $ (0.015)
   2007           1.00         0.042               --        0.042      (0.042)      --          (0.042)
   2006           1.00         0.032            0.001        0.033      (0.033)      --          (0.033)
   2005           1.00         0.014               --        0.014      (0.014)      --          (0.014)
   2004           1.00         0.002               --        0.002      (0.002)      --          (0.002)
   2003           1.00         0.006               --        0.006      (0.006)      --          (0.006)

   CLASS S SHARES
   2008*        $ 1.00       $ 0.014        $      --      $ 0.014    $ (0.014)    $ --        $ (0.014)
   2007           1.00         0.040               --        0.040      (0.040)      --          (0.040)
   2006           1.00         0.030               --        0.030      (0.030)      --          (0.030)
   2005           1.00         0.011               --        0.011      (0.011)      --          (0.011)
   2004           1.00         0.001               --        0.001      (0.001)      --          (0.001)
   2003           1.00         0.004               --        0.004      (0.004)      --          (0.004)

                                                                            RATIO
                                                                         OF EXPENSES
                                                                          TO AVERAGE    RATIO OF
                             NET                   NET                    NET ASSETS       NET
                            ASSET                ASSETS,      RATIO       EXCLUDING    INVESTMENT
                            VALUE,                 END     OF EXPENSES   FEE WAIVERS     INCOME
              REDEMPTION     END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION  TO AVERAGE
                 FEES     OF PERIOD  RETURN***    (000)     NET ASSETS   OF EXPENSES   NET ASSETS
-------------------------------------------------------------------------------------------------
---------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
---------------------------------------------

   CLASS A SHARES
   2008*        $   --      $ 1.00      2.03%   $  53,599      0.78%         1.03%        3.99%
   2007             --        1.00      4.64       33,560      0.78          1.04         4.55
   2006             --        1.00      3.67       32,754      0.78          1.04         3.61
   2005             --        1.00      1.61       33,440      0.78          1.07         1.55
   2004             --        1.00      0.32       42,134      0.78          1.07         0.32
   2003             --        1.00      0.67       34,513      0.78          1.05         0.68

   CLASS B SHARES
   2008*        $   --      $ 1.00      1.67%   $     189      1.49%         1.53%        3.29%
   2007             --        1.00      3.91          432      1.48          1.54         3.85
   2006             --        1.00      2.93          780      1.50          1.54         2.83
   2005             --        1.00      0.87        1,178      1.51          1.57         0.79
   2004             --        1.00      0.05        1,684      1.05          1.57         0.05
   2003             --        1.00      0.12        2,255      1.32          1.55         0.11

   CLASS C SHARES
   2008*        $   --      $ 1.00      1.80%   $     337      1.23%         1.28%        3.54%
   2007             --        1.00      4.16           29      1.23          1.29         4.09
   2006 (1)         --        1.00      2.40           61      1.23**        1.29**       3.80**

   CLASS S SHARES
   2008*        $   --      $ 1.00      1.90%   $ 120,402      1.04%         1.08%        3.73%
   2007             --        1.00      4.38      128,681      1.03          1.09         4.30
   2006             --        1.00      3.40       93,026      1.04          1.09         3.41
   2005             --        1.00      1.31       58,602      1.08          1.12         1.38
   2004             --        1.00      0.06       32,923      1.04          1.12         0.06
   2003             --        1.00      0.38       61,240      1.07          1.10         0.42

------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2008*        $   --      $ 1.00      1.68%   $ 537,098      0.53%         0.78%        3.31%
   2007             --        1.00      4.56      334,211      0.53          0.78         4.47
   2006             --        1.00      3.58      391,906      0.52          0.78         3.54
   2005             --        1.00      1.65      406,281      0.53          0.82         1.60
   2004             --        1.00      0.50      415,385      0.52          0.81         0.47
   2003             --        1.00      0.89      528,462      0.53          0.80         0.88

   CLASS A SHARES
   2008*        $   --      $ 1.00      1.55%   $ 155,437      0.79%         1.03%        3.05%
   2007             --        1.00      4.30      151,880      0.78          1.03         4.22
   2006             --        1.00      3.32      177,512      0.78          1.04         3.20
   2005             --        1.00      1.40      201,034      0.78          1.07         1.39
   2004             --        1.00      0.25      164,225      0.77          1.06         0.22
   2003             --        1.00      0.64      186,891      0.78          1.05         0.65

   CLASS S SHARES
   2008*        $   --      $ 1.00      1.43%   $ 252,697      1.03%         1.08%        2.81%
   2007             --        1.00      4.04      228,905      1.03          1.08         3.97
   2006             --        1.00      3.04      231,826      1.04          1.09         3.01
   2005             --        1.00      1.09      259,991      1.08          1.12         1.09
   2004             --        1.00      0.08      265,195      0.94          1.11         0.05
   2003             --        1.00      0.36      383,537      1.06          1.10         0.40

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **  ANNUALIZED.
***  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 (1) COMMENCED OPERATIONS ON DECEMBER 1, 2005.

The accompanying notes are an integral part of the financial statements.


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

[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2008 (UNAUDITED)

1. ORGANIZATION

HighMark(R) Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-two funds:
Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund (collectively the "Equity Funds"), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund and Short Term Bond Fund (collectively the "Fixed Income Funds"), Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund and Income Plus Allocation Fund (collectively the "Asset Allocation Funds"), California Tax-Free Money Market Fund, Diversified Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively the "Money Market Funds"). The Equity Funds, the Fixed Income Funds, the Asset Allocation Funds and the Money Market Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively called the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

On January 31, 2004, the Class B Shares of the Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NAS-DAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a


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

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price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the International Opportunities Fund that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Opportunities Fund are maintained in U.S. dollars on the following basis:

      (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

      (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily using the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counter-parties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of January 31, 2008, the International Opportunities Fund did not have any forward foreign currency contracts outstanding.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments as soon as fund is made aware of it.


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NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2008 (UNAUDITED)

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser, are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs (see Note 8).

FUTURES CONTRACTS - The Core Equity Fund and the Small Cap Advantage Fund utilized futures contracts during the six month period ended January 31, 2008. The Funds' investments in futures contracts are designed to enable the Funds' to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations and the Fund may maintain, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

ASSET ALLOCATION FUNDS -- In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Funds invest ("underlying funds"). Capital gain distributions from the underlying funds are booked as realized gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the equity funds may declare and pay dividends from net investment income periodically, each of the fixed income funds may declare dividends from net investment income daily and pay monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.


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DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board who are not officers or employees of Union Bank of California N.A. (the "Bank") or any subsidiary of the Bank (the "Trustees") are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation.

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading proceeds of the fees will be recorded as an increase to paid-in capital of the applicable Fund.

CURRENT, EFFECTIVE OCTOBER 16, 2006
--------------------------------------------------------------------------------
                                                 FIDUCIARY CLASS
                                        -------------------------------------
Cognitive Value                         2% redemption and    30 days or less
                                        exchange fees        after purchase
International Opportunities             2% redemption and    30 days or less
                                        exchange fees        after purchase
Small Cap Advantage                     2% redemption and    30 days or less
                                        exchange fees        after purchase
Small Cap Value                         2% redemption and    30 days or less
                                        exchange fees        after purchase
                                                      CLASS A
                                        -------------------------------------
Cognitive Value                         2% redemption and    30 days or less
                                        exchange fees        after purchase
International Opportunities             2% redemption and    30 days or less
                                        exchange fees        after purchase
Small Cap Advantage                     2% redemption and    30 days or less
                                        exchange fees        after purchase
Small Cap Value                         2% redemption and    30 days or less
                                        exchange fees        after purchase
                                                      CLASS M
                                        -------------------------------------
Cognitive Value                         2% redemption and    30 days or less
                                        exchange fees        after purchase
International Opportunities             2% redemption and    30 days or less
                                        exchange fees        after purchase

For the six month period ended January 31, 2008, the International Opportunities Fund and the Small Cap Value Fund received redemption fees of $21,683 and $1,965, respectively. A Fund's redemption fees are allocated to all classes in that Fund based on relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

Balanced ...................................   0.60%
Cognitive Value ............................   0.75% on the first $500 million
                                               0.70% on assets over $500 million
Core Equity ................................   0.60%
Enhanced Growth ............................   0.75% on the first $500 million
                                               0.70% on the next $500 million
                                               0.65% on assets over $1 billion
International Opportunities ................   0.95% on the first $250 million
                                               0.90% on the next $250 million
                                               0.85% on the next $500 million
                                               0.80% on assets over $1 billion
Large Cap Growth ...........................   0.60%
Large Cap Value ............................   0.60%
Small Cap Advantage ........................   0.95%
Small Cap Value ............................   1.00%
Value Momentum .............................   0.60%
Capital Growth Allocation * ................  0.175%
Diversified Equity Allocation * ............  0.175%
Growth & Income Allocation * ...............  0.175%
Income Plus Allocation * ...................  0.175%
Bond .......................................   0.50%
California Intermediate Tax-Free Bond ......   0.50%
National Intermediate Tax-Free Bond ........   0.50%
Short Term Bond ............................   0.40%
California Tax-Free Money Market ...........   0.30%
Diversified Money Market ...................   0.30%
U.S. Government Money Market ...............   0.30%
100% U.S. Treasury Money Market ............   0.30%

* Effective December 1, 2007, the advisory fee was changed to 0.175%. Prior to December 1, 2007. the advisory fee was 0.20%.

Effective December 1, 2007, the Adviser has contractually agreed to reduce its fees throughout the period December 1, 2007 through January 31, 2008 and for the period ending November 30, 2008 and to the extent necessary, to reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                       FIDUCIARY   CLASS A  CLASS B  CLASS C  CLASS M   CLASS S
                        SHARES     SHARES   SHARES   SHARES    SHARES   SHARES
                       ---------   -------  -------  -------  -------   -------
Balanced ...........     0.97%      1.22%    1.82%    1.82%     n/a       n/a
Cognitive Value ....     1.17       1.42      n/a     2.02     1.02%      n/a
Core Equity ........     0.95       1.20     1.80     1.80      n/a       n/a
Enhanced Growth ....     1.15       1.40      n/a     2.00     1.00       n/a


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NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2008 (UNAUDITED)

                            FIDUCIARY  CLASS A  CLASS B  CLASS C   CLASS M   CLASS S
                             SHARES     SHARES   SHARES   SHARES    SHARES   SHARES
                            ---------  -------  -------  -------   -------   -------
International
   Opportunities .......      1.42%      1.57%    n/a      2.27%    1.27%      n/a
Large Cap Growth .......      0.97       1.22    1.82%     1.82      n/a       n/a
Large Cap Value ........      0.95       1.20    1.80      1.80      n/a       n/a
Small Cap Advantage ....      1.32       1.57     n/a      2.17      n/a       n/a
Small Cap Value ........      1.37       1.62    2.22      2.22      n/a       n/a
Value Momentum .........      0.97       1.22    1.82      1.82      n/a       n/a
Capital Growth
   Allocation ..........      0.34       0.60     n/a      1.30      n/a       n/a
Diversified Equity
   Allocation ..........      0.36       0.60     n/a      1.32      n/a       n/a
Growth & Income
   Allocation ..........      0.34       0.58     n/a      1.28      n/a       n/a
Income Plus
   Allocation ..........      0.40       0.65     n/a      1.35      n/a       n/a
Bond ...................      0.77       1.02    1.70      1.45      n/a       n/a
California Intermediate
   Tax-Free Bond .......      0.52       0.77    1.47      1.22      n/a       n/a
National Intermediate
   Tax-Free Bond .......      0.30       0.55     n/a       n/a      n/a       n/a
Short Term Bond ........      0.68       0.93     n/a      1.38      n/a       n/a
California Tax-Free
   Money Market. .......      0.55       0.80     n/a       n/a      n/a      1.05%
Diversified Money
   Market ..............      0.55       0.80     n/a       n/a      n/a      1.05
U.S. Government
   Money Market. .......      0.55       0.80    1.50      1.25      n/a      1.05
100% U.S. Treasury
   Money Market. .......      0.55       0.80     n/a       n/a      n/a      1.05

n/a -- Class is not subject to an expense limitation.

Effective August 1, 2007 through November 30, 2007, the Adviser had contractually agreed to reduce its fees (except for Class M Shares, for which it has agreed to reduce its fees for the period beginning April 3, 2006 and ending on April 2, 2008), and to the extent necessary, to reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                            FIDUCIARY  CLASS A  CLASS B  CLASS C   CLASS M   CLASS S
                             SHARES     SHARES   SHARES   SHARES    SHARES    SHARES
                            ---------  -------  -------  -------   -------   -------
Balanced .................    0.97%     1.22%     n/a      n/a       n/a      n/a
Cognitive Value ..........    1.23      1.48      n/a      n/a      1.09%     n/a
Core Equity ..............    0.95      1.20      n/a      n/a       n/a      n/a
Enhanced Growth ..........    1.15      1.40      n/a      n/a      1.00      n/a
International
   Opportunities .........    1.53      1.57      n/a      n/a      1.45      n/a
Large Cap Growth .........    0.97      1.22      n/a      n/a       n/a      n/a
Large Cap Value ..........    0.95      1.20      n/a      n/a       n/a      n/a
Small Cap Advantage ......    1.32      1.57      n/a      n/a       n/a      n/a
Small Cap Value ..........    1.37      1.62      n/a      n/a       n/a      n/a
Value Momentum ...........    0.97      1.22      n/a      n/a       n/a      n/a
Capital Growth
   Allocation ............    1.35      1.60      n/a     2.30%      n/a      n/a
Diversified Equity
   Allocation ............    1.40      1.65      n/a     2.35       n/a      n/a
Growth & Income
   Allocation ............    1.25      1.50      n/a     2.20       n/a      n/a
Income Plus Allocation ...    1.20      1.45      n/a     2.15       n/a      n/a
Bond .....................    0.77      1.02      n/a      n/a       n/a      n/a
California Intermediate
   Tax-Free Bond .........    0.52      0.77     1.47%    1.22%      n/a      n/a
National Intermediate
   Tax-Free Bond .........    0.30      0.55      n/a     1.00       n/a      n/a
Short Term Bond ..........    0.68      0.93      n/a      n/a       n/a      n/a
California Tax-Free
   Money Market ..........    0.55      0.80      n/a      n/a       n/a      n/a

                            FIDUCIARY  CLASS A  CLASS B  CLASS C   CLASS M   CLASS S
                              SHARES   SHARES    SHARES   SHARES    SHARES    SHARES
                            ---------  -------  -------  -------   -------   -------
Diversified Money
   Market ................     0.55%    0.80%     n/a      n/a       n/a       n/a
U.S. Government
   Money Market. .........     0.55     0.80      n/a      n/a       n/a       n/a
100% U.S. Treasury Money
   Market ................     0.55     0.80      n/a      n/a       n/a       n/a

n/a -- Class is not subject to an expense limitation.

Each Fund's total actual annual operating expense rate for the six months ended January 31, 2008, was less than the amount shown for such Fund above due to additional waivers/reimbursements by the Administrator described below.

Effective April 3, 2006, the Adviser and Bailard, Inc. ("Bailard") entered into an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.350% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Bailard is entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.450% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.400% on the daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee.

Effective December 29, 2006, HighMark Capital Management, Inc. became sole investment adviser to the Large Cap Growth Fund. Prior to December 29, 2006, the Adviser and Waddell & Reed Investment Management Company ("Waddell & Reed") were parties to an investment sub-advisory agreement relating to the Large Cap Growth Fund. Waddell & Reed was entitled to receive a fee at the annual rate of 0.30% of the daily net assets of the Large Cap Growth Fund. Waddell & Reed's fee was paid from the Adviser's fee.

Effective March 31, 2003, the Adviser and Aronson+Johnson +Ortiz, LP ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the daily net assets of the Large Cap Value Fund. AJO's fee is paid from the Adviser's fee.


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Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the daily net assets on the first $50 million, 0.55% of the daily net assets on the next $50 million and 0.50% on the daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

Effective December 10, 2007, the Administrator and HighMark are parties to an Administration Agreement under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds allocated to each Fund based on its respective net assets and 0.14% of such average daily net assets in excess of $8 billion. Prior to December 10, 2007, the Administrator and HighMark were parties to an Administrative Services Agreement under which the Administrator provided the Funds with management and administrative services for an annual fee of 0.15% of the first $10 billion of the average daily net assets of the Funds allocated to each Fund based on its respective net assets and 0.145% of such average daily net assets in excess of $10 billion, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. From August 1, 2007 through November 30, 2007, the Administrator voluntarily waived such portion of its administrative fee for all the Funds to reduce the annualized total expense ratio of each Fund by 0.025%. Effective December 1, 2007, the voluntary Administrator waiver was discontinued.

Effective December 3, 2007 for the Equity Funds and the Asset Allocation Funds and December 10, 2007 for the Fixed Income Funds and Money Market Funds, pursuant to a separate agreement with the Administrator, PFPC, Inc., HighMark's Sub-Administrator (the "Sub-Administrator") performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. Prior to December 3, 2007 for the Equity Funds and the Asset Allocation Funds and December 10, 2007 for the Fixed Income and Money Market Funds, pursuant to a separate agreement with SEI Investments Global Funds Services (the "Former Sub-Administrator"), the Former Sub-Administrator performed sub-administration services on behalf of each Fund, for which it received a fee paid by the Administrator at the annual rate of 0.04% of the first $10 billion of the daily net assets of the Funds and 0.035% of such assets in excess of $10 billion. For the six month period ended January 31, 2008, the Sub-Administrator and Former Sub-Administrator earned sub-administration fees in the amounts of $240,011 and $1,455,301, respectively.

As part of the Administration Agreement, the Administrator is responsible for certain fees charged by the HighMark Funds' transfer agency and certain routine legal expenses incurred by the HighMark Funds. These expenses are included in "Reduction of Expenses by the Administrator" on the Statement of Operations. Prior to December 10, 2007 and effective December 1, 2005, the Former Sub-Administrator had agreed to absorb these expenses on behalf of the Administrator. These expenses are reflected on the statements of operations as "Reduction of Expenses by the Former Sub-Administrator." This agreement does not apply to any new Funds or classes of shares which commenced operations subsequent to December 1, 2005. All transfer agency related expenses are allocated pro rata amongst all of the Funds based on their respective net assets. Any transfer agency related expenses in excess of the agreed upon amount are allocated pro rata amongst all of the Funds, based on their respective net assets.

Certain officers and Interested Trustees of HighMark are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The independent Trustees receive quarterly retainer fees and fees and expenses for each meeting of the Board attended which is paid by the Funds.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services.

Effective January 1, 2008, PFPC Distributors, Inc. (the "Distributor") and HighMark are parties to an underwriting agreement dated January 1, 2008. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 1.00% of the daily net assets attributable to each Fund's Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the U.S. Government Money Market Fund) and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. Prior to January 1, 2008, SEI Investments Distribution Co. (the "Prior Distributor") and HighMark were parties to a distribution agreement dated February 15, 1997. No compensation was paid to the Prior Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark had adopted 12b-1 Plans (the


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NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2008 (UNAUDITED)

"Plans") with respect to Class A, Class B, Class C and Class S Shares that allowed each Fund to pay distribution and service fees to the Prior Distributor as compensation for its services under the Plans. The Prior Distributor received a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares (0.75% of the average daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the U.S. Government Money Market Fund) and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which could be used by the Prior Distributor to provide compensation for sales support and distribution activities. For the six month period ended January 31, 2008, the Distributor and Prior Distributor earned distribution fees in the amounts of $846,934 and $4,312,088, respectively. For the period, no distribution fees were waived by either party.

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A, or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for all Funds for the six month period ended January 31, 2008. For the six month period ended January 31, 2008, Union Bank of California, N.A. or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $2,403,122.

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                         CLASS A
                                                                         SHARES*
                                                                        --------
Balanced ...........................................................     5.50%
Cognitive Value ....................................................     5.50
Core Equity ........................................................     5.50
Enhanced Growth ....................................................     5.50
International Opportunities ........................................     5.50
Large Cap Growth ...................................................     5.50
Large Cap Value ....................................................     5.50
Small Cap Advantage ................................................     5.50
Small Cap Value ....................................................     5.50
Value Momentum .....................................................     5.50
Capital Growth Allocation ..........................................     5.50
Diversified Equity Allocation ......................................     5.50

                                                                         CLASS A
                                                                         SHARES*
                                                                        --------
Growth & Income Allocation .........................................     5.50%
Income Plus Allocation .............................................     4.50
Bond ...............................................................     2.25
California Intermediate Tax-Free Bond ..............................     2.25
National Intermediate Tax-Free Bond ................................     2.25
Short Term Bond ....................................................     2.25

* Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

      YEARS SINCE                            CONTINGENT DEFERRED
     PURCHASE MADE                               SALES CHARGE
   ---------------------------------------------------------------
          First ..............................        5%
          Second .............................        4%
          Third ..............................        3%
          Fourth .............................        3%
          Fifth ..............................        2%
          Sixth ..............................        2%
          Seventh and Following ..............       None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's daily net assets except for the International Opportunities Fund which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed Income Funds, excluding short-term investments and U.S. government securities, for the six month period ended January 31, 2008 are as follows:

                                                         INVESTMENT SECURITIES
                                                        -----------------------
                                                        PURCHASES      SALES
                                                          (000)        (000)
                                                        ----------   ----------
Balanced ...........................................    $    4,882   $   9,190
Cognitive Value ....................................        54,927      58,338
Core Equity ........................................        35,921      46,248
Enhanced Growth ....................................        14,256      13,112
International Opportunities ........................       158,732     124,088
Large Cap Growth ...................................        24,139      31,198
Large Cap Value ....................................       119,640     136,736
Small Cap Advantage ................................        15,994      12,170
Small Cap Value ....................................        24,225     104,014
Value Momentum .....................................        37,958      75,531
Capital Growth Allocation ..........................        15,424      11,348
Diversified Equity Allocation ......................         4,523       4,047


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                                                          INVESTMENT SECURITIES
                                                          ---------------------
                                                          PURCHASES     SALES
                                                            (000)       (000)
                                                          ---------   ---------
Growth & Income Allocation ............................   $  13,279   $  10,401
Income Plus Allocation ................................       6,361       3,952
Bond ..................................................      48,269      39,446
California Intermediate Tax-Free Bond .................      11,525       3,994
National Intermediate Tax-Free Bond ...................          --       6,733
Short Term Bond .......................................       8,706       5,312

The purchases and sales (including maturities) of U.S. government securities by the Equity Funds and Fixed Income Funds for the six month period ended January 31, 2008 are as follows:

                                                          INVESTMENT SECURITIES
                                                          ---------------------
                                                          PURCHASES     SALES
                                                            (000)       (000)
                                                          ---------   ---------
Balanced ..............................................   $      --   $     191
Bond ..................................................      13,060      21,522
Short Term Bond .......................................       5,866       9,516

Investments made by the Asset Allocation Funds in other Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act. A summary of the investment and income activity in each Affiliated Registered Investment Company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                            CAPITAL GROWTH ALLOCATION
--------------------------------------------------------------------------------

                                                                                   INCOME
                                                                      REALIZED      FROM
                                                                        GAINS    AFFILIATED
AFFILIATED REGISTERED                   CONTRIBUTIONS   WITHDRAWALS   (LOSSES)   INVESTMENTS
INVESTMENT COMPANY                          (000)          (000)        (000)       (000)
---------------------                   -------------   -----------   --------   -----------
Bond ................................   $          30   $       234   $     (1)  $        30
Cognitive Value .....................             451            --        136            11
Core Equity .........................           2,215           891        810           119
Diversified Money Market ............           2,541         2,295         --             4
International Opportunities .........           1,262         1,252        649           204
Large Cap Growth ....................           2,699           906        210            65
Large Cap Value .....................             813           267        415            47
Short Term Bond .....................             833         1,643         17           130
Small Cap Advantage .................           1,210           471        (23)           39
Small Cap Value .....................             296           397        172            21
Value Momentum ......................           2,187         2,889      1,685            68
                                        -------------   -----------   --------   -----------
           TOTAL: ...................   $      14,537   $    11,245   $  4,070   $       738
                                        =============   ===========   ========   ===========

                          DIVERSIFIED EQUITY ALLOCATION
--------------------------------------------------------------------------------

                                                                      REALIZED   INCOME FROM
                                                                       GAINS      AFFILIATED
AFFILIATED REGISTERED                   CONTRIBUTIONS   WITHDRAWALS   (LOSSES)   INVESTMENTS
INVESTMENT COMPANY                          (000)          (000)       (000)        (000)
---------------------                   -------------   -----------   --------   -----------
Bond ................................   $          --   $        --   $     --   $        --
Cognitive Value .....................              82            32          6             1
Core Equity .........................             631           575         34            10
Diversified Money Market ............           1,717         1,664         --             1
International Opportunities .........             421           541         61            17
Large Cap Growth ....................             505           213          5             5
Large Cap Value .....................             231           105         20             3
Short Term Bond .....................              --            --         --            --
Small Cap Advantage .................             266           205        (23)            3
Small Cap Value .....................              51            70         11             2
Value Momentum ......................             489           595        130             6
                                        -------------   -----------   --------   -----------
           TOTAL: ...................   $       4,393   $     4,000   $    244   $        48
                                        =============   ===========   ========   ===========

                           GROWTH & INCOME ALLOCATION
--------------------------------------------------------------------------------

                                                                      REALIZED   INCOME FROM
                                                                       GAINS     AFFILIATED
AFFILIATED REGISTERED                   CONTRIBUTIONS   WITHDRAWALS   (LOSSES)   INVESTMENTS
INVESTMENT COMPANY                          (000)          (000)        (000)       (000)
---------------------                   -------------   -----------   --------   -----------
Bond ................................   $         735   $     1,944   $    (21)  $       190
Cognitive Value .....................             367            --         99             8
Core Equity .........................           1,410           627        532            76
Diversified Money Market ............           3,455         1,596         --            10
International Opportunities .........             767           823        480           141
Large Cap Growth ....................           1,620           431         98            45
Large Cap Value .....................             598           200        306            35
Short Term Bond .....................           1,287         2,704         18           248
Small Cap Advantage .................             926           305        (29)           28
Small Cap Value .....................             258           220        134            16
Value Momentum ......................           1,216         1,551      1,169            45
                                        -------------   -----------   --------   -----------
           Total: ...................   $      12,639   $    10,401   $  2,786   $       842
                                        =============   ===========   ========   ===========

                             INCOME PLUS ALLOCATION
--------------------------------------------------------------------------------

                                                                      REALIZED   INCOME FROM
                                                                        GAINS    AFFILIATED
AFFILIATED REGISTERED                   CONTRIBUTIONS   WITHDRAWALS   (LOSSES)   INVESTMENTS
INVESTMENT COMPANY                         (000)           (000)        (000)       (000)
---------------------                   -------------   -----------   --------   -----------
Bond ................................   $         989   $       700   $    (11)  $        66
Cognitive Value .....................              54            --         10             1
Core Equity .........................             690           310        106             8
Diversified Money Market ............           1,177           749         --             3
International Opportunities .........             267           155         40             8
Large Cap Growth ....................             505           168         41             5
Large Cap Value .....................             218            99         42             3
Short Term Bond .....................           1,585         1,088          5            87
Small Cap Advantage .................             198            59         (8)            2
Small Cap Value .....................              65            47          6             1
Value Momentum ......................             526           359        124             5
                                        -------------   -----------   --------   -----------
            Total: ..................   $       6,274   $     3,734   $    355   $       189
                                        =============   ===========   ========   ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Effective June 29, 2007, HighMark is subject to Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, a clarification of FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.


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NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2008 (UNAUDITED)

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2007 and July 31, 2006 (unless otherwise indicated) were as follows:

                               TAX-EXEMPT    ORDINARY    LONG-TERM
                                 INCOME       INCOME       CAPITAL      TOTAL
                                 (000)         (000)     GAIN (000)     (000)
                              -----------   ----------   ----------   ---------
Balanced
   2007 ...................   $        --   $      893   $    1,354   $   2,247
   2006 ...................            --        1,015            8       1,023
Cognitive Value
   2007 ...................            --        3,758        8,036      11,794
   2006 (1) ...............            --        3,573        7,694      11,267
   2005 (2) ...............            --          159        7,505       7,664
Core Equity
   2007 ...................            --        1,359           --       1,359
   2006 ...................            --        1,144           --       1,144
Enhanced Growth
   2007 ...................            --           --           --          --
   2006 (1) ...............            --           --           --          --
   2005 (2) ...............            --        1,056           --       1,056
International Opportunities
   2007 ...................            --       10,942       16,125      27,067
   2006 (1) ...............            --        3,254        4,193       7,447
   2005 (2) ...............            --        1,567           --       1,567
Large Cap Growth
   2007 ...................            --          130           --         130
   2006 ...................            --          264           --         264
Large Cap Value
   2007 ...................            --        4,469           --       4,469
   2006 ...................            --        2,842           --       2,842
Small Cap Advantage
   2007 (3) ...............            --           --           --          --
Small Cap Value
   2007 ...................            --        5,557       30,728      36,285
   2006 ...................            --          853       17,212      18,065
Value Momentum
   2007 ...................            --        6,895       47,715      54,610
   2006 ...................            --        7,765       47,899      55,664
Capital Growth Allocation
   2007 ...................            --          901          839       1,740
   2006 ...................            --           66           90         156
Diversified Equity
Allocation
   2007 (4) ...............            --            9            4          13
Growth & Income Allocation
   2007 ...................            --        1,179          645       1,824
   2006 ...................            --          226           49         275

                               TAX-EXEMPT    ORDINARY    LONG-TERM
                                 INCOME       INCOME       CAPITAL      TOTAL
                                 (000)         (000)     GAIN (000)     (000)
                              -----------   ----------   ----------   ---------
Income Plus Allocation
   2007 ...................   $        --   $      203   $       85   $     288
   2006 ...................            --           81            2          83
Bond
   2007 ...................            --       18,996           --      18,996
   2006 ...................            --       21,905           --      21,905
California Intermediate
   Tax-Free Bond
   2007 ...................         4,686           17          483       5,186
   2006 ...................         5,452            9        1,538       6,999
National Intermediate
   Tax-Free Bond
   2007 ...................         2,999            9          274       3,282
   2006 ...................         3,449           21          687       4,157
Short Term Bond
   2007 ...................            --        1,952           --       1,952
   2006 ...................            --        1,169           --       1,169
California Tax-Free Money
   Market
   2007 ...................        16,563           89           --      16,652
   2006 ...................        11,661          123           --      11,784
Diversified Money Market
   2007 ...................            --      136,702           --     136,702
   2006 ...................            --      122,374           --     122,374
U.S. Government Money
   Market
   2007 ...................            --       26,999           --      26,999
   2006 ...................            --       20,220           --      20,220
100% U.S. Treasury Money
   Market
   2007 ...................            --       31,862           --      31,862
   2006 ...................            --       28,842           --      28,842

(1) For the ten month period ended July 31, 2006. On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund (the "Bailard Funds") (see Note 9 in notes to financial statements). The fiscal year end of the Bailard Funds, the predecessor funds to HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund was September
      30. The fiscal year end of the successor HighMark Funds is July 31, 2006.

(2)   For the year ended September 30.

(3)   Commenced operations on March 1, 2007.

(4)   Commenced operations on November 15, 2006.

Amounts designated as "--" are either $0 or have been rounded to $0


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As of July 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                                           TOTAL
                                                                                                                       DISTRIBUTABLE
                       UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED    CAPITAL      POST-    UNREALIZED       OTHER        EARNINGS
                         ORDINARY      TAX-EXEMPT      LONG-TERM       LOSS       OCTOBER  APPRECIATION    TEMPORARY   (ACCUMULATED
                          INCOME         INCOME       CAPITAL GAIN  CARRYFORWARD   LOSSES  (DEPRECIATION) DIFFERENCES     LOSSES)
                           (000)         (000)           (000)         (000)       (000)      (000)          (000)        (000)
                       -------------  -------------  -------------  ------------  -------  -------------  -----------  -------------
Balanced ............    $    --         $   --        $ 2,763      $     --       $ --    $  4,822       $    --      $   7,585
Cognitive Value .....      5,682             --          5,719            --         --       8,457            --         19,858
Core Equity .........         27             --          4,583            --         --       6,111            --         10,721
Enhanced Growth .....         --             --             --        (6,425)        --      30,969            --         24,544
International
Opportunities .......      6,177             --         11,973            --        (39)    101,626            (6)       119,731
Large Cap Growth ....        325             --             --      (128,051)        --      10,021            --       (117,705)
Large Cap Value .....        112             --         19,838            --         --      31,223            --         51,173
Small Cap
   Advantage ........        258             --             --            --         --      (2,261)           --         (2,003)
Small Cap Value .....      5,048             --         20,036            --         --      16,921            --         42,005
Value Momentum ......      2,109             --         54,625            --         --     135,540            --        192,274
Capital Growth
Allocation ..........         --             --          2,337            --         --       4,816            --          7,153
Diversified Equity
Allocation ..........         --             --             42            --         --          24            --             66
Growth & Income
Allocation ..........         44             --          1,558            --         --       3,553            --          5,155
Income Plus
Allocation ..........         15             --            122            --         --         225            --            362
Bond ................        346             --             --        (7,862)        --         321            --         (7,195)
California
Intermediate
   Tax-Free Bond ....         --             87            111            --         --         993            --          1,191
National
Intermediate
   Tax-Free Bond ....         --             55             33            --         --         534            --            622
Short Term Bond .....         45             --             --           (99)       (39)       (238)           --           (331)
California Tax-Free
   Money Market .....         --          1,613             --            --         --          --        (1,613)            --
Diversified Money
   Market ...........     11,611             --             --            (6)        --          --       (11,611)            (6)
U.S. Government
   Money Market .....      2,388             --             --           (36)        --          --        (2,388)           (36)
100% U.S. Treasury
   Money Market .....      2,598             --             --          (167)        (1)         --        (2,597)          (167)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through July 31, 2007, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, capital loss carryforwards represent net realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. At July 31, 2007, the Funds had capital loss carry-forwards available to offset future realized capital gains through the indicated expiration dates:

                                       2008       2009       2010       2011       2012       2013       2014      2015       TOTAL
                                      (000)      (000)      (000)      (000)      (000)      (000)      (000)     (000)       (000)
                                     --------   --------   --------   --------   --------   --------   --------   ------   ---------
Enhanced Growth ..................    $ --       $ --      $    --    $    --     $5,663     $762       $ --       $ --    $  6,425
Large Cap Growth .................      --         --       89,027     39,024         --       --         --         --     128,051
Bond .............................      --         60           --      1,691      6,111       --         --         --       7,862
Short Term Bond ..................      --         --           --         --         --       --         36         63          99
Diversified Money Market .........      --          3           --          1         --        1          1         --           6
U.S. Government Money Market .....      --         --           19         15         --        1          1         --          36
100% U.S. Treasury Money Market ..      --         --           --        151         --       --         --         16         167

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.


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NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2008 (UNAUDITED)

During the year ended July 31, 2007, capital loss carryforwards that were utilized to offset gains are as follows:

                                                                         (000)
                                                                      ----------
Core Equity .......................................................   $   11,335
Enhanced Growth ...................................................        2,032
Large Cap Growth ..................................................       17,201
Large Cap Value ...................................................       15,841
Bond ..............................................................        2,311
California Tax-Free Money Market ..................................            1
Diversified Money Market ..........................................          127

At January 31, 2008, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                             FEDERAL
                            TAX COST    APPRECIATION   DEPRECIATION     TOTAL
                             (000)          (000)          (000)        (000)
                          -----------   ------------   ------------   ---------
Balanced ..............   $    41,835   $      4,729   $     (1,354)  $   3,375
Cognitive Value .......       125,496          9,045        (11,718)     (2,673)
Core Equity ...........       124,138          8,086         (9,636)     (1,550)
Enhanced Growth .......       127,557         29,034         (8,409)     20,625
International
   Opportunities ......       340,835         76,059         (9,423)     66,636
Large Cap Growth ......       127,753         12,912         (7,050)      5,862
Large Cap Value .......       344,850         31,260        (20,994)     10,266
Small Cap Advantage ...        41,826          1,021         (6,852)     (5,831)
Small Cap Value .......       245,502         10,420        (40,360)    (29,940)
Value Momentum ........       371,354        112,463        (20,948)     91,515
Capital Growth
   Allocation .........        78,152            179         (5,200)     (5,021)
Diversified Equity
   Allocation .........         7,447             --           (841)       (841)
Growth & Income
   Allocation .........        67,980            658         (3,259)     (2,601)
Income Plus
   Allocation .........        11,403            118           (369)       (251)
Bond ..................       411,957         16,210         (1,476)     14,734
California Intermediate
   Tax-Free Bond ......       111,884          4,588            (31)      4,557
National Intermediate
   Tax-Free Bond ......        63,210          2,567             (2)      2,565
Short Term Bond .......        53,737            879             (9)        870
California Tax-Free
   Money Market .......       767,859             --             --          --
Diversified Money
   Market .............     3,513,077             --             --          --
U.S. Government
   Money Market .......       876,799             --             --          --
100% U.S. Treasury
   Money Market .......       994,619             --             --          --

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the six month period ended January 31, 2008, these fees totaled $92,470. Such fees and rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected net as a reduction to interest income in the statements of operations. The Funds maintain collateral at not less than 100% of the value of loaned securities, provided that the initial collateral was 102% for domestic U.S. securities, and 105% for international securities. If cash collateral is received, a related liability is shown on the statements of assets and liabilities. Although the risk of securities lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at January 31, 2008, and the income generated from the program during the six month period ended January 31, 2008, with respect to such loans are as follows:

                                    MARKET VALUE      MARKET     INCOME RECEIVED
                                    OF SECURITIES    VALUE OF    FROM SECURITIES
                                       LOANED       COLLATERAL       LENDING
                                        (000)         (000)           (000)
                                    -------------   ----------   ---------------
Balanced ........................   $   6,332       $   7,398    $        9
Cognitive Value .................      27,972          29,503            41
Core Equity .....................       4,462           4,629             5
Enhanced Growth .................      18,663          19,349            30
International
   Opportunities ................      36,355          38,174            83
Large Cap Growth ................       6,494           6,693             7
Large Cap Value .................      18,391          18,969            74
Small Cap Advantage .............       8,216           8,748            11
Small Cap Value .................      57,887          60,921           184
Value Momentum ..................      40,840          42,583            39
Bond ............................      31,688          32,261           111
Short Term Bond .................       1,456           1,474             4

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities issued by the State of California. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in that state.

Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.


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8. OTHER

At January 31, 2008, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of several individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                           NO. OF          %
                                                        SHAREHOLDERS   OWNERSHIP
                                                        ------------   ---------
Balanced ............................................        1            72%
Cognitive Value .....................................        1            15%
Core Equity .........................................        3            75%
Enhanced ............................................        1            14%
International Opportunities .........................        2            24%
Large Cap Growth ....................................        1            64%
Large Cap Value .....................................        2            39%
Small Cap Advantage .................................        3            83%
Small Cap Value .....................................        1            21%
Value Momentum ......................................        1            80%
Asset Allocation Capital Growth .....................       --            --
Asset Allocation Diversified Equity .................        1            11%
Asset Allocation Growth & Income ....................       --            --
Asset Allocation Income Plus ........................       --            --
Bond Fund ...........................................        1            81%
California Intermediate Tax Free Bond ...............        1            67%
National Intermediate Tax Free Bond .................        1            89%
Short Term Bond Fund ................................        2            65%
California Tax Free Money Market ....................        2           100%
Diversified Money Market ............................        2            91%
U.S. Government Money Market ........................        2            99%
100% U.S. Treasury Money Market .....................        2            97%


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NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2008 (UNAUDITED)

9. SHARES ISSUED AND REDEEMED (000)

Transactions in Fund Shares are as follows for the six month period ended January 31, 2008 and the year or period ended July 31, 2007:

                                             BALANCED            COGNITIVE VALUE           CORE EQUITY          ENHANCED GROWTH
                                               FUND                   FUND                    FUND                    FUND
                                     ----------------------  ----------------------  ----------------------  ----------------------
                                     SIX MONTHS              SIX MONTHS              SIX MONTHS              SIX MONTHS
                                        ENDED    YEAR ENDED     ENDED    YEAR ENDED     ENDED    YEAR ENDED     ENDED    YEAR ENDED
                                      01/31/08    07/31/07    01/31/08    07/31/07    01/31/08    07/31/07    01/31/08    07/31/07
                                     ----------------------  ----------------------  ----------------------  ----------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ......................         370         303          85         236       1,101       2,248           9          --
      Issued in Lieu of Cash
        Distributions .............           8         121           2          36           9          43          --          --
      Redeemed ....................        (418)       (859)         (3)       (230)     (1,280)     (2,121)         (4)         --
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
         Total Fiduciary Share
           Transactions ...........         (40)       (435)         84          42        (170)        170           5          --
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Class A Shares:
      Issued ......................          67          72          62         254         226         685         233          17
      Issued in Lieu of Cash
        Distributions .............           2          21           1          27           1           4          --          --
      Redeemed ....................         (83)       (103)       (290)        (28)       (664)       (131)        (24)         --
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
         Total Class A Share
           Transactions ...........         (14)        (10)       (227)        253        (437)        558         209          17
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Class B Shares:
      Issued ......................          12          --          --          --          10           1          --          --
      Issued in Lieu of Cash
        Distributions .............          --           7          --          --          --           1          --          --
      Redeemed ....................         (38)        (75)         --          --         (32)        (44)         --          --
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
         Total Class B Share
           Transactions ...........         (26)        (68)         --          --         (22)        (42)         --          --
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Class C Shares:
      Issued ......................           3           3          10           3          15          58          41           1
      Issued in Lieu of Cash
        Distributions .............          --           1          --          --          --          --          --          --
      Redeemed ....................          --          (2)         (2)         (1)         (8)        (11)         (5)         --
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
         Total Class C Share
           Transactions ...........           3           2           8           2           7          47          36           1
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Class M Shares:
      Issued ......................          --          --       1,173         538          --          --         308       1,181
      Issued in Lieu of Cash
        Distributions .............          --          --          74         775          --          --          --          --
      Redeemed ....................          --          --        (397)       (416)         --          --        (489)     (2,669)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
         Total Class M Share
           Transactions ...........          --          --         850         897          --          --        (181)     (1,488)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net Increase (Decrease) in
        Share Transactions ........         (77)       (511)        715       1,194        (622)        733          69      (1,470)
                                     ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0
(1) COMMENCED OPERATIONS ON MARCH 1, 2007.


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                         INTERNATIONAL
                                         OPPORTUNITIES          LARGE CAP GROWTH         LARGE CAP VALUE
                                             FUND                     FUND                    FUND
                                     ----------------------  ----------------------  -----------------------
                                     SIX MONTHS              SIX MONTHS              SIX MONTHS
                                        ENDED    YEAR ENDED     ENDED    YEAR ENDED     ENDED    YEAR ENDED
                                      01/31/08    07/31/07    01/31/08    07/31/07    01/31/08    07/31/07
                                     ----------------------  ----------------------  -----------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ......................       5,456       4,618       1,356       2,604       2,819       4,705
      Issued in Lieu of Cash
        Distributions .............          75         252          36           8          24         129
      Redeemed ....................        (788)       (349)     (1,386)     (3,376)     (1,845)     (2,867)
                                     ----------  ----------  ----------  ----------  ----------  ----------
         Total Fiduciary Share
           Transactions ...........       4,743       4,521           6        (764)        998       1,967
                                     ----------  ----------  ----------  ----------  ----------  ----------
   Class A Shares:
      Issued ......................       1,774       1,346         133         165       2,368       2,654
      Issued in Lieu of Cash
        Distributions .............          41          46           3          --          15          99
      Redeemed ....................        (448)       (153)       (210)       (547)     (2,866)     (2,488)
                                     ----------  ----------  ----------  ----------  ----------  ----------
         Total Class A Share
           Transactions ...........       1,367       1,239         (74)       (382)       (483)        265
                                     ----------  ----------  ----------  ----------  ----------  ----------
   Class B Shares:
      Issued ......................          --          --           6          --           8          10
      Issued in Lieu of Cash
        Distributions .............          --          --          --          --          --           1
      Redeemed ....................          --          --        (106)       (292)        (35)        (69)
                                     ----------  ----------  ----------  ----------  ----------  ----------
         Total Class B Share
           Transactions ...........          --          --        (100)       (292)        (27)        (58)
                                     ----------  ----------  ----------  ----------  ----------  ----------
   Class C Shares:
      Issued ......................         220         263          32          28          96         145
      Issued in Lieu of Cash
        Distributions .............           4          18          --          --          --           3
      Redeemed ....................         (30)        (45)        (28)        (69)       (110)        (69)
                                     ----------  ----------  ----------  ----------  ----------  ----------
         Total Class C Share
           Transactions ...........         194         236           4         (41)        (14)         79
                                     ----------  ----------  ----------  ----------  ----------  ----------
   Class M Shares:
      Issued ......................       1,885       3,005          --          --          --          --
      Issued in Lieu of Cash
        Distributions .............         445       2,393          --          --          --          --
      Redeemed ....................      (2,011)     (1,561)         --          --          --          --
                                     ----------  ----------  ----------  ----------  ----------  ----------
         Total Class M Share
           Transactions ...........         319       3,837          --          --          --          --
                                     ----------  ----------  ----------  ----------  ----------  ----------
      Net Increase (Decrease) in
        Share Transactions ........       6,623       9,833        (164)     (1,479)        474       2,253
                                     ==========  ==========  ==========  ==========  ==========  ==========

                                          SMALL CAP ADVANTAGE         SMALL CAP VALUE
                                                 FUND                      FUND
                                      -------------------------   -----------------------
                                      SIX MONTHS                  SIX MONTHS
                                         ENDED     PERIOD ENDED      ENDED     YEAR ENDED
                                       01/31/08     07/31/07(1)    01/31/08     07/31/07
                                      -------------------------   -----------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ......................          371          1,519        2,674        4,040
      Issued in Lieu of Cash
        Distributions .............            5             --          117        1,182
      Redeemed ....................         (162)           (55)      (4,677)      (3,791)
                                      ----------   ------------   ----------   ----------
         Total Fiduciary Share
           Transactions ...........          214          1,464       (1,886)       1,431
                                      ----------   ------------   ----------   ----------
   Class A Shares:
      Issued ......................            6              6          823        1,073
      Issued in Lieu of Cash
        Distributions .............           --             --           29          360
      Redeemed ....................           (3)            --       (1,539)      (1,493)
                                      ----------   ------------   ----------   ----------
         Total Class A Share
           Transactions ...........            3              6         (687)         (60)
                                      ----------   ------------   ----------   ----------
   Class B Shares:
      Issued ......................           --             --          148            5
      Issued in Lieu of Cash
        Distributions .............           --             --            4           91
      Redeemed ....................           --             --         (154)        (176)
                                      ----------   ------------   ----------   ----------
         Total Class B Share
           Transactions ...........                          --           (2)         (80)
                                      ----------   ------------   ----------   ----------
   Class C Shares:
      Issued ......................            1              7          298          338
      Issued in Lieu of Cash
        Distributions .............           --             --            3          149
      Redeemed ....................           --             --         (630)        (322)
                                      ----------   ------------   ----------   ----------
         Total Class C Share
           Transactions ...........            1              7         (329)         165
                                      ----------   ------------   ----------   ----------
   Class M Shares:
      Issued ......................           --             --           --           --
      Issued in Lieu of Cash
        Distributions .............           --             --           --           --
      Redeemed ....................           --             --           --           --
                                      ----------   ------------   ----------   ----------
         Total Class M Share
           Transactions ...........           --             --           --           --
                                      ----------   ------------   ----------   ----------
      Net Increase (Decrease) in
        Share Transactions ........          218          1,477       (2,904)       1,456
                                      ==========   ============   ==========   ==========


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. SHARES ISSUED AND REDEEMED (000) (CONTINUED)

Transactions in Fund Shares are as follows for the six month period ended January 31, 2008 and the year or period ended July 31, 2007:

                                                             CAPITAL GROWTH          DIVERSIFIED EQUITY         GROWTH & INCOME
                                     VALUE MOMENTUM            ALLOCATION                ALLOCATION                ALLOCATION
                                          FUND                    FUND                      FUND                      FUND
                                 ----------------------  -----------------------  ------------------------  ----------------------
                                 SIX MONTHS              SIX MONTHS               SIX MONTHS                SIX MONTHS
                                    ENDED    YEAR ENDED     ENDED     YEAR ENDED     ENDED    PERIOD ENDED     ENDED    YEAR ENDED
                                  01/31/08    07/31/07    01/31/08   07/31/07(1)   01/31/08    07/31/07(2)   01/31/08   07/31/07(1)
                                 ----------------------  -----------------------  ------------------------  -----------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ...................      4,567       2,438           2           30           1             9           4           4
      Issued in Lieu of Cash
        Distributions ..........         18       1,962          --           --          --            --          --          --
      Redeemed .................     (3,052)     (4,658)         (6)          --          (8)           --          --          (4)
                                 ----------  ----------  ----------  -----------  ----------  ------------  ----------  ----------
         Total Fiduciary Share
           Transactions ........      1,533        (258)         (4)          30          (7)            9           4          --
                                 ----------  ----------  ----------  -----------  ----------  ------------  ----------  ----------
   Class A Shares:
      Issued ...................        310         210         288          906          89           250         239         811
      Issued in Lieu of Cash
        Distributions ..........          1         133          19           42           1            --          17          52
      Redeemed .................       (185)       (323)       (218)        (374)       (114)          (17)       (292)       (305)
                                 ----------  ----------  ----------  -----------  ----------  ------------  ----------  ----------
         Total Class A Share
           Transactions ........        126          20          89          574         (24)          233         (36)        558
                                 ----------  ----------  ----------  -----------  ----------  ------------  ----------  ----------
   Class B Shares:
      Issued ...................         57          10          --           --          --            --          --          --
      Issued in Lieu of Cash
        Distributions ..........         --          32          --           --          --            --          --          --
      Redeemed .................        (59)        (83)         --           --          --            --          --          --
                                 ----------  ----------  ----------  -----------  ----------  ------------  ----------  ----------
         Total Class B Share
           Transactions ........         (2)        (41)         --           --          --            --          --          --
                                 ----------  ----------  ----------  -----------  ----------  ------------  ----------  ----------
   Class C Shares:
      Issued ...................         21          29         242          580          52            99         140         522
      Issued in Lieu of Cash
        Distributions ..........         --           7           7           21           1            --           7          18
      Redeemed .................        (13)        (12)       (265)        (143)        (16)           (4)       (107)       (115)
                                 ----------  ----------  ----------  -----------  ----------  ------------  ----------  ----------
         Total Class C Share
           Transactions ........          8          24         (16)         458          37            95          40         425
                                 ----------  ----------  ----------  -----------  ----------  ------------  ----------  ----------
      Net Increase (Decrease)
        in Share Transactions ..      1,665        (255)         69        1,062           6           337           8         983
                                 ----------  ----------  ----------  -----------  ----------  ------------  ----------  ----------

                                   NATIONAL INTERMEDIATE        SHORT TERM            CALIFORNIA TAX-FREE         DIVERSIFIED
                                         TAX-FREE                  BOND                   MONEY MARKET            MONEY MARKET
                                           FUND                    FUND                       FUND                    FUND
                                   ----------------------  ----------------------  ------------------------  ----------------------
                                   SIX MONTHS              SIX MONTHS              SIX MONTHS                SIX MONTHS
                                     ENDED     YEAR ENDED     ENDED    YEAR ENDED     ENDED     YEAR ENDED      ENDED    YEAR ENDED
                                    01/31/08    07/31/07    01/31/08    07/31/07    01/31/08     07/31/07     01/31/08    07/31/07
                                   ----------  ----------  ----------  ----------  ----------  ------------  ----------  ----------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ....................         244         237         811       2,493     367,587       641,908   2,393,044   4,525,095
      Issued in Lieu of Cash
         Distributions ..........          --          24          27         111          --             1       3,264      19,336
      Redeemed ..................        (804)       (900)     (1,098)       (777)   (259,302)     (592,039) (1,960,588) (4,703,462)
                                   ----------  ----------  ----------  ----------  ----------  ------------  ----------  ----------
         Total Fiduciary Share
           Transactions .........        (560)       (639)       (260)      1,827     108,285        49,870     435,720    (159,031)
                                   ----------  ----------  ----------  ----------  ----------  ------------  ----------  ----------

   Class A Shares:
      Issued ....................         122          80           4         203     474,510       483,968     573,903     894,427
      Issued in Lieu of Cash
         Distributions ..........           2          10          --           3         761         8,529       6,644      35,491
      Redeemed ..................        (150)        (66)         (2)       (304)   (380,327)     (441,219)   (340,420)   (861,894)
                                   ----------  ----------  ----------  ----------  ----------  ------------  ----------  ----------
         Total Class A Share
           Transactions .........         (26)         24           2         (98)     94,944        51,278     240,127      68,024
                                   ----------  ----------  ----------  ----------  ----------  ------------  ----------  ----------
   Class B Shares:
      Issued ....................          --          --          --          --          --            --          --          --
      Issued in Lieu of Cash
         Distributions ..........          --          --          --          --          --            --          --          --
      Redeemed ..................          --          --          --          --          --            --          --          --
                                   ----------  ----------  ----------  ----------  ----------  ------------  ----------  ----------
         Total Class B Share
           Transactions .........          --          --          --          --          --            --          --          --
                                   ----------  ----------  ----------  ----------  ----------  ------------  ----------  ----------
   Class C Shares:
      Issued ....................          --          --           4           7          --            --          --          --
      Issued in Lieu of Cash
         Distributions ..........          --          --          --          --          --            --          --          --
      Redeemed ..................          --          (2)       (136)       (100)         --            --          --          --
                                   ----------  ----------  ----------  ----------  ----------  ------------  ----------  ----------
         Total Class C Share
           Transactions .........          --          (2)       (132)        (93)         --            --          --          --
                                   ----------  ----------  ----------  ----------  ----------  ------------  ----------  ----------
   Class S Shares:
      Issued ....................          --          --          --          --     124,727       216,148     549,686   1,087,759
      Issued in Lieu of Cash
         Distributions ..........          --          --          --          --          93         1,277       2,612      17,934
      Redeemed ..................          --          --          --          --    (136,267)     (201,457)   (609,707) (1,197,714)
                                   ----------  ----------  ----------  ----------  ----------  ------------  ----------  ----------
         Total Class S Share
           Transactions .........          --          --          --          --     (11,447)       15,968     (57,409)    (92,021)
                                   ----------  ----------  ----------  ----------  ----------  ------------  ----------  ----------
      Net Increase (Decrease) in
        Share Transactions ......        (586)       (617)       (390)      1,636     191,782       117,116     618,438    (183,028)
                                   ==========  ==========  ==========  ==========  ==========  ============  ==========  ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0
(1)   FIDUCIARY SHARES COMMENCED OPERATIONS ON NOVEMBER 15, 2006.
(2)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                                         INCOME PLUS                                 CALIFORNIA INTERMEDIATE
                                          ALLOCATION                 BOND                 TAX-FREE BOND
                                             FUND                    FUND                     FUND
                                   -----------------------  ----------------------  ------------------------
                                   SIX MONTHS               SIX MONTHS              SIX MONTHS
                                     ENDED     YEAR ENDED     ENDED     YEAR ENDED     ENDED     YEAR ENDED
                                    01/31/08   07/31/07(1)   01/31/08    07/31/07    01/31/08     07/31/07
                                   -----------------------  ----------------------  ------------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ....................           7            5       4,099       5,541         488           758
      Issued in Lieu of Cash
        Distributions ...........          --           --         142         778           4            56
      Redeemed ..................          --           --      (4,760)    (10,660)       (874)       (1,284)
                                   ----------  -----------  ----------  ----------  ----------  ------------
         Total Fiduciary Share
           Transactions .........           7            5        (519)     (4,341)       (382)         (470)
                                   ----------  -----------  ----------  ----------  ----------  ------------
   Class A Shares:
      Issued ....................         103          117         549         140         241           100
      Issued in Lieu of Cash
        Distributions ...........           2            6          20         113          10            86
      Redeemed ..................         (56)         (48)       (484)       (699)       (637)       (1,181)
                                   ----------  -----------  ----------  ----------  ----------  ------------
         Total Class A Share
           Transactions .........          49           75          85        (446)       (386)         (995)
                                   ----------  -----------  ----------  ----------  ----------  ------------
   Class B Shares:
      Issued ....................          --           --          12           3           3            --
      Issued in Lieu of Cash
        Distributions ...........          --           --           3          20           2            12
      Redeemed ..................          --           --        (113)       (157)        (31)         (112)
                                   ----------  -----------  ----------  ----------  ----------  ------------
         Total Class B Share
           Transactions .........          --           --        (100)       (134)        (26)         (100)
                                   ----------  -----------  ----------  ----------  ----------  ------------
   Class C Shares:
      Issued ....................         198           92           7           2          --             8
      Issued in Lieu of Cash
        Distributions ...........           1            3           0          --          --             1
      Redeemed ..................        (155)         (21)         (3)         (1)         (4)          (38)
                                   ----------  -----------  ----------  ----------  ----------  ------------
         Total Class C Share
           Transactions .........          44           74           4           1          (4)          (29)
                                   ----------  -----------  ----------  ----------  ----------  ------------
      Net Increase (Decrease) in
        Share Transactions ......         100          154        (532)     (4,920)       (798)       (1,594)
                                   ----------  -----------  ----------  ----------  ----------  ------------

                                       U.S. GOVERNMENT       100% U.S. TREASURY
                                        MONEY MARKET            MONEY MARKET
                                            FUND                    FUND
                                   ----------------------  ----------------------
                                   SIX MONTHS              SIX MONTHS
                                      ENDED    YEAR ENDED     ENDED    YEAR ENDED
                                    01/31/08    07/31/07    01/31/08    07/31/07
                                   ----------------------  ----------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ....................   1,642,906   3,562,106   1,099,475   2,256,238
      Issued in Lieu of Cash
        Distributions ...........          57         379          52         789
      Redeemed ..................  (1,479,668) (3,612,255)   (896,621) (2,314,729)
                                   ----------  ----------  ----------  ----------
         Total Fiduciary Share
           Transactions .........     163,295     (49,770)    202,906     (57,702)
                                   ----------  ----------  ----------  ----------
   Class A Shares:
      Issued ....................     135,403     127,289     255,025     428,419
      Issued in Lieu of Cash
        Distributions ...........         296       1,430         367       5,597
      Redeemed ..................    (115,661)   (127,913)   (251,828)   (459,648)
                                   ----------  ----------  ----------  ----------
         Total Class A Share
           Transactions .........      20,038         806       3,564     (25,632)
                                   ----------  ----------  ----------  ----------
   Class B Shares:
      Issued ....................          31          42          --          --
      Issued in Lieu of Cash
        Distributions ...........           1          22          --          --
      Redeemed ..................        (274)       (412)         --          --
                                   ----------  ----------  ----------  ----------
         Total Class B Share
           Transactions .........        (242)       (348)         --          --
                                   ----------  ----------  ----------  ----------
   Class C Shares:
      Issued ....................         341         123          --          --
      Issued in Lieu of Cash
        Distributions ...........           1           3          --          --
      Redeemed ..................         (34)       (158)         --          --
                                   ----------  ----------  ----------  ----------
         Total Class C Share
           Transactions .........         308         (32)         --          --
                                   ----------  ----------  ----------  ----------
   Class S Shares:
      Issued ....................     433,867     731,414     656,031   1,169,540
      Issued in Lieu of Cash
        Distributions ...........         742       5,032         431      10,211
      Redeemed ..................    (442,889)   (700,791)   (632,661) (1,182,674)
                                   ----------  ----------  ----------  ----------
         Total Class S Share
           Transactions .........      (8,280)     35,655      23,801      (2,923)
                                   ----------  ----------  ----------  ----------
      Net Increase (Decrease) in
        Share Transactions ......     175,119     (13,689)    230,271     (86,257)
                                   ==========  ==========  ==========  ==========


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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JANUARY 31, 2008 (UNAUDITED)

10. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157 (SFAS NO. 157), "FAIR VALUE MEASUREMENTS". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of assets and liabilities.


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FUND INFORMATION

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are (i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the Commission's website at http://www.sec.gov; (iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                                  CUSIP     TICKER   FUND #

BALANCED                                            431114792    HMBAX     491
COGNITIVE VALUE                                     431112390    HCLFX    2209
CORE EQUITY                                         431112788    HMCFX    1627
ENHANCED GROWTH                                     431112358    HEGFX    2210
INTERNATIONAL OPPORTUNITIES                         431112341    HIOFX    2211
LARGE CAP GROWTH                                    431114818    HMGRX     492
LARGE CAP VALUE                                     431114206    HMIEX     490
SMALL CAP ADVANTAGE                                 431112465    HSAFX    2214
SMALL CAP VALUE                                     431112101    HMSCX     148
VALUE MOMENTUM                                      431114677    HMVMX     871
CAPITAL GROWTH ALLOCATION FUND                      431112283    HGAFX    2198
DIVERSIFIED EQUITY ALLOCATION FUND                  431112317    HEAFX    2195
GROWTH & INCOME ALLOCATION FUND                     431112325    HGIFX    2197
INCOME PLUS ALLOCATION FUND                         431112333    HPAFX    2196
BOND                                                431114305    HMBDX     489
CA INTERMEDIATE TAX-FREE BOND                       431114644    HMITX     847
NATIONAL INTERMEDIATE TAX-FREE BOND                 431112655    HMNTX    1600
SHORT TERM BOND                                     431112549    HMSFX    1506
CA TAX-FREE MONEY MARKET                            431114842    HMCXX     487
DIVERSIFIED MONEY MARKET                            431114883    HMDXX     484
U.S. GOVERNMENT MONEY MARKET                        431114701    HMGXX     485
100% U.S. TREASURY MONEY MARKET                     431114503    HMTXX     486

                            RETAIL SHARES INFORMATION

BALANCED
   CLASS A SHARES                                   431114776    HMBRX     480
   CLASS B SHARES                                   431114545    HMBBX     452
   CLASS C SHARES                                   431112887    HMBCX    1760


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[HIGHMARK FUNDS LOGO OMITTED](R)                [MOUNTAIN RANGE GRAPHIC OMITTED]

FUND INFORMATION (CONTINUED)

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                                  CUSIP     TICKER   FUND #

COGNITIVE VALUE
   CLASS A SHARES                                   431112432    HCLAX    2203
   CLASS C SHARES                                   431112424    HCLCX    2206

CORE EQUITY
   CLASS A SHARES                                   431112770    HCEAX    1626
   CLASS B SHARES                                   431112762    HCEBX    1628
   CLASS C SHARES                                   431112754    HCECX    1632

ENHANCED GROWTH
   CLASS A SHARES                                   431112382    HEHAX    2204
   CLASS C SHARES                                   431112374    HEGCX    2207

INTERNATIONAL OPPORTUNITIES
   CLASS A SHARES                                   431112481    HIOAX    2205
   CLASS C SHARES                                   431112473    HITCX    2208

LARGE CAP GROWTH
   CLASS A SHARES                                   431114768    HMRGX     481
   CLASS B SHARES                                   431114511    HMGBX     455
   CLASS C SHARES                                   431112879    HGRCX    1755

LARGE CAP VALUE
   CLASS A SHARES                                   431114784    HMERX     479
   CLASS B SHARES                                   431114537    HIEBX     457
   CLASS C SHARES                                   431112861    HIECX    1754

SMALL CAP ADVANTAGE
   CLASS A SHARES                                   431112457    HSAAX    2212
   CLASS C SHARES                                   431112440    HSCAX    2213

SMALL CAP VALUE
   CLASS A SHARES                                   431112200    HASVX      41
   CLASS B SHARES                                   431112309    HBSVX     123
   CLASS C SHARES                                   431112820    HSVCX    1756

VALUE MOMENTUM
   CLASS A SHARES                                   431114628    HMVLX     870
   CLASS B SHARES                                   431114529    HVMBX     456
   CLASS C SHARES                                   431112812    HVMCX    1753

CAPITAL GROWTH ALLOCATION
   CLASS A SHARES                                   431112564    HMAAX    1494
   CLASS C SHARES                                   431112556    HMACX    1497

DIVERSIFIED EQUITY ALLOCATION
   CLASS A SHARES                                   431112275    HEAAX    2193
   CLASS C SHARES                                   431112291    HEACX    2194

GROWTH & INCOME ALLOCATION
   CLASS A SHARES                                   431112580    HMRAX    1493
   CLASS C SHARES                                   431112572    HMRCX    1496


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

                        [MOUNTAIN RANGE GRAPHIC OMITTED]

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                                  CUSIP     TICKER   FUND #

INCOME PLUS ALLOCATION
   CLASS A SHARES                                   431112614    HMPAX    1495
   CLASS C SHARES                                   431112598    HMPCX    1498

BOND
   CLASS A SHARES                                   431114743    HMRBX     478
   CLASS B SHARES                                   431112747    HBDBX    1090
   CLASS C SHARES                                   431112648    HBDCX    1492

CA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                                   431114578    HMCIX     846
   CLASS B SHARES                                   431112796    HCABX    1761
   CLASS C SHARES                                   431112630    HCTCX    1491

NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                                   431112663    HMNFX    1598

SHORT TERM BOND
   CLASS A SHARES                                   431112523    HMSAX    1505
   CLASS C SHARES                                   431112515    HMTCX    1470

CA TAX-FREE MONEY MARKET
   CLASS A SHARES                                   431114859    HMAXX     476

DIVERSIFIED MONEY MARKET
   CLASS A SHARES                                   431114800    HMVXX     473

U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                                   431114602    HMUXX     474
   CLASS B SHARES                                   431114495    HGBXX     450
   CLASS C SHARES                                   431112531    HGTXX    1499

100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                                   431114404    HMRXX     475

                           CLASS S SHARES INFORMATION

CA TAX-FREE MONEY MARKET
   CLASS S SHARES                                   431112705    HCSXX    1727

DIVERSIFIED MONEY MARKET
   CLASS S SHARES                                   431112408    HDSXX    1728

U.S. GOVERNMENT MONEY MARKET
   CLASS S SHARES                                   431112507    HGSXX    1729

100% U.S. TREASURY MONEY MARKET
   CLASS S SHARES                                   431112606    HUSXX    1730


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FUND INFORMATION (CONCLUDED)

                           CLASS M SHARES INFORMATION

FUND                                                  CUSIP     TICKER   FUND #

COGNITIVE VALUE
   CLASS M SHARES                                   431112416    HCLMX    2200

ENHANCED GROWTH
   CLASS M SHARES                                   431112366    HEGMX    2201

INTERNATIONAL OPPORTUNITIES
   CLASS M SHARES                                   431112499    HIOMX    2202


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NOTES


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NOTES


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NOTES


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

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SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR

HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

SUB-ADVISERS

Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

CUSTODIAN

Union Bank of California, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL

Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
750 College Road
Princeton, NJ 08535

TRANSFER AGENT

State Street Bank and Trust Co.
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES

David Benkert, Chairman
Thomas L. Braje, Vice Chairman
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Robert M. Whitler
Earle A. Malm, II


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

--------------------------------------------------------------------------------
TO LEARN MORE ABOUT HIGHMARK, VISIT US AT WWW.HIGHMARKFUNDS.COM OR CALL:

INVESTOR SERVICES DESK
1.800.433.6884

INVESTMENT PROFESSIONAL SUPPORT DESK
1.800.455.5609

THANK YOU FOR YOUR INVESTMENT.

[HIGHMARK FUNDS LOGO OMITTED](R)

--------------------------------
Mutual Funds:

o     are not FDIC insured

o     have no bank guarantee

o     may lose value
--------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARK FUNDS.COM

HMK-SA-003-0500
84808 (01/08)

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

      (b)     Certifications  pursuant to Rule 30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Highmark Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Earle A. Malm II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date          April 2, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Earle A. Malm II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date          April 2, 2008
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Colleen Cummings
                         -------------------------------------------------------
                           Colleen Cummings, Chief Financial Officer
                           (principal financial officer)


Date          April 2, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.